UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Semiannual Report

February 28, 2010

Columbia Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	32

Statement of Operations	34

Statement of Changes in Net Assets	35

Financial Highlights	38

Notes to Financial Statements	48

Board Consideration and Re-Approval of Investment Advisory Agreement	56

Summary of Management Fee Evaluation by Independent Fee Consultant	60

Important Information About This Report	69

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Bank of America, N.A. previously announced its decision to sell Columbia Management's long-term asset management business to Ameriprise Financial, Inc. This includes the management of Columbia Management's equity and fixed-income mutual funds but not the money market funds. This transaction is subject to certain approvals and other conditions of closing and is currently expected to occur this spring. Bank of America also previously announced that it will retain Columbia Management's cash business, including the management of Columbia Management's money market funds.

The bank decided to retain the cash business based on the breadth of its product offering and the depth of its client relationships. Columbia Management's cash business will remain with Bank of America within the Global Wealth and Investment Management organization and will be led by Michael Pelzar as head of the cash business effective as of the closing of Bank of America's sale of Columbia Management's long-term asset management business to Ameriprise Financial. We want to assure you that the cash funds' portfolio managers continue to focus on providing uninterrupted service to fund shareholders.

Effective at the time of the closing, the cash business will use the name BofATM Global Capital Management. The advisor will remain the same and will be renamed BofA Advisors, LLC. The cash business will continue to offer a wide array of liquidity products including the current Columbia money market funds, which will be rebranded as BofA Funds.

Meanwhile, transition teams across the company have been formed to oversee integration efforts including rebranding initiatives and client communications. As a valued investor in Columbia Management's money market funds, please know that our goal is to ensure a smooth transition and provide you with the highest quality products and services. We are working diligently to seek a seamless transition for our clients and will keep you informed as the transition progresses.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Understanding Your Expenses – Columbia Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

  If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/09 – 02/28/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.70	1,023.80	0.99	1.00	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.30	1,023.36	1.44	1.45	0.29
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,023.21	1.59	1.61	0.32
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.06	1.74	1.76	0.35
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.11	1.69	1.71	0.34
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.11	1.69	1.71	0.34
Class A Shares	1,000.00	1,000.00	1,000.00	1,023.06	1.74	1.76	0.35
Institutional Class Shares	1,000.00	1,000.00	1,000.50	1,023.60	1.19	1.20	0.24
Retail A Shares	1,000.00	1,000.00	1,000.30	1,023.41	1.39	1.40	0.28
G-Trust Shares	1,000.00	1,000.00	1,000.70	1,023.80	0.99	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

Investment Portfolio – Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds – 100.5%
	Par ($)	Value ($)
Alabama – 0.4%
AL Eclipse Funding Trust
Series 2006, LOC: U.S. Bank N.A. 0.170% 08/01/32 (03/04/10) (a)(b)	13,595,000	13,595,000
AL Infirmary Health System Special Care Facilities Financing Authority
Series 2010 B, LOC: Deutsche Bank AG 0.160% 02/01/40 (03/03/10) (a)(b)	3,000,000	3,000,000
AL Mobile Industrial Development Board
Holnam, Inc., Series 1999 B, LOC: Wachovia Bank N.A. 0.160% 06/01/32 (03/03/10) (a)(b)	11,965,000	11,965,000
AL Pell City Special Care Facilities
Noland Health Services, Inc., Series 2009 A, LOC: U.S. Bank N.A. 0.200% 12/01/39 (03/04/10) (a)(b)	5,000,000	5,000,000
Alabama Total		33,560,000
Arizona – 1.8%
AZ Arizona State University
Series 2008 B, LOC: Lloyds TSB Bank PLC 0.160% 07/01/34 (03/03/10) (a)(b)	7,400,000	7,400,000
AZ Eclipse Funding Trust
Series 2007, LOC: U.S. Bank N.A. 0.170% 07/01/32 (03/04/10) (a)(b)(c)	6,970,000	6,970,000
AZ Fort McDowell Yavapai Nation
Series 2004 A, LIQ FAC: Citigroup Global Markets 0.400% 05/01/11 (03/04/10) (a)(b)	34,175,000	34,175,000
AZ Health Facilities Authority
Series 2007, GTY AGMT: BNP Paribas 0.300% 02/01/42 (03/04/10) (a)(b)	12,465,000	12,465,000

	Par ($)	Value ($)
AZ Phoenix Industrial Development Authority
Series 2006, LIQ FAC: FHLMC 0.250% 12/01/27 (03/04/10) (a)(b)	12,615,000	12,615,000
Series 2007, GTY AGMT: Wells Fargo & Co. 0.200% 07/01/42 (03/04/10) (a)(b)	16,450,000	16,450,000
AZ School District
Series 2009, 2.000% 07/30/10	35,000,000	35,225,429
AZ Tempe Industrial Development Authority
Centers for Habilitation, Series 2001, LOC: Wells Fargo Bank N.A. 0.330% 12/01/21 (03/04/10) (a)(b)	2,000,000	2,000,000
Series 2005, LIQ FAC: FHLMC 0.250% 04/01/30 (03/04/10) (a)(b)	8,295,000	8,295,000
AZ Yavapai County Industrial Development Authority
Flagstaff Medical Center, Series 2009 B, LOC: Banco Bilbao Vizcaya 0.170% 12/01/39 (03/04/10) (a)(b)	3,910,000	3,910,000
Arizona Total		139,505,429
Arkansas – 0.1%
AR Little Rock Metrocentre Improvement District No. 1
Wehco Media, Inc., Series 1985, LOC: Bank of New York 0.170% 12/01/25 (03/01/10) (a)(b)	6,300,000	6,300,000
Arkansas Total		6,300,000
California – 5.9%
CA Department of Water Resources
Series 2008 I-1, LOC: Allied Irish Bank PLC 0.180% 05/01/22 (03/01/10) (a)(b)	1,555,000	1,555,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Deutsche Bank Spears/Lifers Trust
Series 2007, GTY AGMT: Deutsche Bank AG 0.200% 09/01/36 (03/04/10) (a)(b)	61,765,000	61,765,000
Series 2008, GTY AGMT: Deutsche Bank AG 0.200% 10/01/31 (03/04/10) (a)(b)	7,264,000	7,264,000
CA Eclipse Funding Trust
Series 2007, LOC: U.S. Bank N.A. 0.180% 09/01/33 (03/04/10) (a)(b)	35,285,000	35,285,000
CA El Dorado Irrigation District & El Dorado Water Agency
Series 2008 AD, LOC: Dexia Credit Local 0.210% 03/01/36 (03/03/10) (a)(b)	9,890,000	9,890,000
CA Health Facilities Financing Authority
Scripps Health, Series 2010 C, LOC: Barclays Bank PLC 0.150% 10/01/40 (03/03/10) (a)(b)	13,000,000	13,000,000
CA Infrastructure & Economic Development Bank
Los Angeles County Museum, Series 2008 A, LOC: Allied Irish Bank PLC 0.180% 09/01/37 (03/01/10) (a)(b)	10,450,000	10,450,000
San Francisco Ballet Association, Series 2008, LOC: Allied Irish Bank PLC 0.180% 08/01/38 (03/01/10) (a)(b)	1,720,000	1,720,000
CA Metropolitan Water District of Southern California
Series 2004 C, SPA: Dexia Credit Local 0.170% 10/01/29 (03/04/10) (a)(b)	34,625,000	34,625,000
CA Modesto Irrigation District Financing Authority
Series 2008 A, LOC: Societe Generale 0.200% 09/01/37 (03/04/10) (a)(b)	13,650,000	13,650,000

	Par ($)	Value ($)
CA Oakland-Alameda County Coliseum Authority Lease
Series 2000 C-1, LOC: Bank of New York, LOC: California State Teachers Retirement System 0.200% 02/01/25 (03/03/10) (a)(b)	23,100,000	23,100,000
CA Pollution Control Financing Authority
Pacific Gas & Electric Co., Series 1996 F, LOC: JPMorgan Chase & Co. 0.110% 11/01/26 (03/01/10) (a)(b)	4,000,000	4,000,000
CA San Francisco City & County Redevelopment Agency
Series 1992 A-1, LIQ FAC: FHLMC 0.200% 12/01/17 (03/03/10) (a)(b)	30,100,000	30,100,000
CA San Jose
Evans Lane Apartments LP, Series 2008 B, LIQ FAC: FHLMC 0.180% 07/01/38 (03/03/10) (a)(b)	12,950,000	12,950,000
CA Santa Clara
Series 2008 B, LOC: Dexia Credit Local 0.190% 07/01/27 (03/03/10) (a)(b)	4,150,000	4,150,000
CA Southern California Public Power Authority
Series 1991, LOC: Lloyds TSB Bank PLC 0.200% 07/01/19 (03/03/10) (a)(b)	23,905,000	23,905,000
CA Statewide Communities Development Authority
Kaiser Foundation Hospitals: Series 2008 C, 3.000% 04/01/34 (04/01/10) (a)(d)	16,000,000	16,034,445
Series 2009, 3.000% 04/01/43 (04/01/10) (a)(d)	13,000,000	13,028,637
Roessler Chadwick Foundation, Series 2002, LOC: Allied Irish Bank PLC 0.370% 10/01/29 (03/03/10) (a)(b)	7,180,000	7,180,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 14-G, GTY AGMT: Goldman Sachs 0.200% 05/15/25 (03/04/10) (a)(b)	104,260,000	104,260,000
CA State
Series 2007 A, GTY AGMT: Societe Generale 0.200% 06/01/32 (03/04/10) (a)(b)	13,350,000	13,350,000
CA Whittier
Presbyterian Intercommunity, Series 2009, LOC: U.S. Bank N.A. 0.170% 06/01/36 (03/03/10) (a)(b)	10,500,000	10,500,000
California Total		451,762,082
Colorado – 3.6%
CO Aurora
Children's Hospital Association, Series 2008 C, LOC: Wells Fargo Bank N.A. 0.170% 12/01/33 (03/04/10) (a)(b)	8,095,000	8,095,000
CO Castle Pines North Financial Corp.
Series 2009, LOC: Wells Fargo Bank N.A. 0.200% 12/01/34 (03/04/10) (a)(b)	4,000,000	4,000,000
CO Colorado Springs Utilities
Series 2009 C, SPA: Bank of Nova Scotia 0.170% 11/01/28 (03/04/10) (a)(b)	11,455,000	11,455,000
CO Colorado Springs
Fine Arts Center, Series 2006, LOC: Wells Fargo Bank N.A. 0.180% 07/01/21 (03/04/10) (a)(b)	7,500,000	7,500,000
Series 2007 B, SPA: Dexia Credit Local 0.200% 11/01/26 (03/04/10) (a)(b)	4,400,000	4,400,000

	Par ($)	Value ($)
CO Denver Urban Renewal Authority
Series 2008 A-1, LOC: U.S. Bank N.A. 0.200% 12/01/25 (03/04/10) (a)(b)	10,800,000	10,800,000
Series 2008 A-2, LOC: U.S. Bank N.A. 0.200% 12/01/25 (03/04/10) (a)(b)	14,710,000	14,710,000
CO Educational & Cultural Facilities Authority
JFMC Facilities Corp., Series 2009, LOC: U.S. Bank N.A., GTY AGMT: Jewish Federation Metro Chicago 0.170% 03/01/39 (03/01/10) (a)(b)	5,050,000	5,050,000
Fuchs Mizrachi School, Series 2008 D5, LOC: JPMorgan Chase Bank, GTY AGMT: Jewish Community Federation of Cleveland 0.170% 10/01/38 (03/01/10) (a)(b)	5,800,000	5,800,000
Milwaukee Jewish Federation, Inc., Series 2007 C-5, LOC: U.S. Bank N.A. 0.170% 11/01/37 (03/01/10) (a)(b)	2,000,000	2,000,000
Oaks Christian School, Series 2006, LOC: U.S. Bank N.A. 0.170% 05/01/33 (03/01/10) (a)(b)	10,600,000	10,600,000
Valor Christian Schools, Series 2007, LOC: Sovereign Bank FSB, LOC: Banco Santander 0.180% 11/01/38 (03/04/10) (a)(b)	10,000,000	10,000,000
CO General Fund Revenue
Series 2009 A, 2.000% 06/25/10	60,000,000	60,294,128
CO Harvest Junction Metropolitan District
Series 2006, LOC: U.S. Bank N.A. 0.200% 12/01/36 (03/04/10) (a)(b)	3,925,000	3,925,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CO Health Facilities Authority
Community Hospital Association, Series 2003 B, LOC: JPMorgan Chase Bank 0.250% 12/01/33 (03/04/10) (a)(b)	29,170,000	29,170,000
Crossroads at Delta, Series 2004 A, LOC: U.S. Bank N.A. 0.250% 11/01/28 (03/04/10) (a)(b)	3,800,000	3,800,000
Evangelical Lutheran Society, Series 2008, LOC: U.S. Bank N.A. 0.200% 06/01/15 (03/04/10) (a)(b)	3,715,000	3,715,000
Jeffco American Baptist Residence, Series 2006 A, LOC: U.S. Bank N.A. 0.180% 07/01/32 (03/04/10) (a)(b)	7,940,000	7,940,000
CO Housing & Finance Authority
Series 2002 1-A3, SPA: FHLB 0.170% 11/01/21 (03/03/10) (a)(b)	15,260,000	15,260,000
Series 2002 I-B3, LOC: FNMA, LOC: FHLMC 0.150% 11/01/21 (03/03/10) (a)(b)	4,000,000	4,000,000
Series 2002 I-C4, SPA: FHLB 0.210% 10/01/32 (03/03/10) (a)(b)	12,135,000	12,135,000
Series 2003 A2, LOC: FNMA, LOC: FHLMC 0.170% 11/01/21 (03/03/10) (a)(b)	2,310,000	2,310,000
CO Kipling Ridge Metropolitan District
Series 2005, LOC: U.S. Bank N.A. 0.200% 12/01/23 (03/03/10) (a)(b)	12,305,000	12,305,000
CO Lafayette Exemplatory Improvement District
Series 2002, 0.180% 12/01/22 (03/04/10) (a)(b)	1,030,000	1,030,000

	Par ($)	Value ($)
CO Midcities Metropolitan District No. 1
Series 2004 B, LOC: BNP Paribas 0.200% 12/01/31 (03/04/10) (a)(b)	4,000,000	4,000,000
CO Pitkin County Industrial Development Revenue
Aspen Skiing Co., Series 1994 A, LOC: JPMorgan Chase Bank 0.170% 04/01/16 (03/01/10) (a)(b)	3,300,000	3,300,000
CO Westminster Economic Development Authority
Series 2009, LOC: U.S. Bank N.A. 0.200% 12/01/28 (03/04/10) (a)(b)	3,700,000	3,700,000
CO Westminster Multi-Family Revenue
Series 2005, LIQ FAC: FHLMC 0.450% 06/01/12 (03/04/10) (a)(b)	13,970,000	13,970,000
Colorado Total		275,264,128
Connecticut – 0.2%
CT Health & Educational Facilities Authority
St. Francis Hospital & Medical Center, Series 2008 F, LOC: JPMorgan Chase Bank 0.200% 07/01/47 (03/04/10) (a)(b)	12,305,000	12,305,000
Connecticut Total		12,305,000
Delaware – 0.5%
DE BB&T Municipal Trust
Series 2008, LOC: Branch Banking & Trust 0.260% 06/01/24 (03/04/10) (a)(b)	10,270,000	10,270,000
DE Health Facilities Authority
Bayhealth Medical Center, Inc., Series 2009 B, LOC: PNC Bank N.A. 0.170% 07/01/39 (03/04/10) (a)(b)	5,050,000	5,050,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
DE New Castle County
CHF-Delaware LLC, Series 2005, LOC: Bank of New York 0.190% 08/01/31 (03/04/10) (a)(b)	11,890,000	11,890,000
DE Puttable Floating Option Tax-Exempt Receipts
Series 2007, LIQ FAC: FHLMC 0.250% 12/01/30 (03/04/10) (a)(b)	11,220,000	11,220,000
Delaware Total		38,430,000
District of Columbia – 1.2%
DC District of Columbia
0.230% 04/08/10	12,400,000	12,400,000
Georgetown University, Series 2007 C1, LOC: JPMorgan Chase Bank 0.150% 04/01/41 (03/04/10) (a)(b)	9,575,000	9,575,000
Series 2009, 2.500% 09/30/10	58,600,000	59,299,453
Washington Drama Society, Series 2008, LOC: JPMorgan Chase Bank 0.170% 07/01/47 (03/04/10) (a)(b)	13,900,000	13,900,000
District of Columbia Total		95,174,453
Florida – 8.0%
FL BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust 0.200% 08/01/22 (03/04/10) (a)(b)	11,255,000	11,255,000
Series 2008, LOC: Branch Banking & Trust: 0.260% 03/01/23 (03/04/10) (a)(b)	12,500,000	12,500,000
0.260% 04/01/24 (03/04/10) (a)(b)	11,600,000	11,600,000
0.260% 07/18/24 (03/04/10) (a)(b)	18,495,000	18,495,000
0.260% 11/01/24 (03/04/10) (a)(b)	10,075,000	10,075,000

	Par ($)	Value ($)
FL Board of Education Lottery
Series 2008 B, 3.500% 07/01/10	6,295,000	6,349,280
FL Deutsche Bank Spears/Lifers Trust
Series 2007, GTY AGMT: Deutsche Bank AG 0.190% 11/01/27 (03/04/10) (a)(b)	11,425,000	11,425,000
Series 2008, GTY AGMT: Deutsche Bank AG 0.230% 10/01/24 (03/04/10) (a)(b)	1,065,000	1,065,000
FL Eclipse Funding Trust
Series 2006, LOC: U.S. Bank N.A.: 0.170% 07/01/35 (03/04/10) (a)(b)	18,465,000	18,465,000
0.190% 05/01/31 (03/04/10) (a)(b)	3,910,000	3,910,000
Series 2007, LOC: U.S. Bank N.A. 0.190% 05/01/32 (03/04/10) (a)(b)	4,660,000	4,660,000
FL Gulfstream Park Community Development District
Series 2008, GTY AGMT: Goldman Sachs 0.230% 05/01/39 (03/04/10) (a)(b)	60,280,000	60,280,000
FL Highlands County Health Facilities Authority
Adventist Bolingbrook, Series 2007 B, LOC: Harris N.A. 0.170% 11/15/37 (03/04/10) (a)(b)	9,900,000	9,900,000
FL Housing Finance Corp.
Series 2006, LIQ FAC: FHLMC 0.250% 10/01/32 (03/04/10) (a)(b)	16,610,000	16,610,000
Series 2007, GTY AGMT: Goldman Sachs 0.230% 06/15/47 (03/04/10) (a)(b)	41,470,003	41,470,003

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Jacksonville Health Facilities Authority
Southern Baptist Hospital, Series 2008 B, LOC: Branch Banking & Trust 0.180% 08/15/23 (03/04/10) (a)(b)	5,530,000	5,530,000
FL Jacksonville Industrial Development
Series 1993, LOC: Northern Trust Co. 0.200% 07/01/13 (03/03/10) (a)(b)	3,150,000	3,150,000
FL JEA Electric Systems
Series 2008 3B-1, LOC: Wachovia Bank N.A. 0.180% 10/01/40 (03/03/10) (a)(b)	11,925,000	11,925,000
Series 2008 3B-4, LOC: Wachovia Bank N.A. 0.180% 10/01/36 (03/03/10) (a)(b)	21,995,000	21,995,000
FL JEA Energy Systems
Series 2004 A, LOC: State Street Bank & Trust Co. 0.170% 10/01/34 (03/04/10) (a)(b)	5,000,000	5,000,000
FL JEA Water & Sewer Systems
Series 2008 B-1, SPA: State Street Bank & Trust Co. 0.160% 10/01/36 (03/03/10) (a)(b)	9,675,000	9,675,000
FL Keys Aqueduct Authority
Series 2008, LOC: TD Bank N.A. 0.160% 09/01/35 (03/03/10) (a)(b)	10,500,000	10,500,000
FL Lee Memorial Health System
Series 2009 C, LOC: Northern Trust Co. 0.160% 04/01/33 (03/03/10) (a)(b)	3,000,000	3,000,000
FL Miami Health Facilities Authority
Catholic Health East, Series 2008, LOC: PNC Bank N.A. 0.180% 11/15/25 (03/03/10) (a)(b)	18,425,000	18,425,000

	Par ($)	Value ($)
FL Miami-Dade County Educational Facilities Authority
Series 2007, LOC: Wells Fargo & Co. 0.200% 04/01/28 (03/04/10) (a)(b)	15,175,000	15,175,000
Series 2008, GTY AGMT: Wells Fargo & Co. 0.200% 04/01/38 (03/04/10) (a)(b)	7,410,000	7,410,000
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Community, Series 2002, LOC: Northern Trust Co. 0.200% 04/01/32 (03/03/10) (a)(b)	5,695,000	5,695,000
FL Orange County Health Facilities Authority
Orlando Regional Healthcare, Series 2008 E, LOC: Branch Banking & Trust 0.200% 10/01/26 (03/03/10) (a)(b)	4,500,000	4,500,000
Presbyterian Retirement Communities, Series 2006 A, LOC: Branch Banking & Trust 0.180% 11/01/28 (03/04/10) (a)(b)	11,100,000	11,100,000
FL Palm Beach County
Zoological Society, Inc., Series 2001, LOC: Northern Trust Co. 0.200% 05/01/31 (03/04/10) (a)(b)	6,600,000	6,600,000
FL Pinellas County Health Facility Authority
St. Joseph's Health Care Center, Series 2009 A-3, LOC: Wachovia Bank N.A. 0.180% 11/01/38 (03/04/10) (a)(b)	7,100,000	7,100,000
Series 2009 A-2, LOC: Northern Trust Co. 0.180% 11/01/38 (03/04/10) (a)(b)	9,025,000	9,025,000
FL Puttable Floating Option Tax-Exempt Receipts
Series 2007, LIQ FAC: FHLMC 0.320% 11/01/25 (03/04/10) (a)(b)	17,995,000	17,995,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL State
Series 2003 A, 5.000% 07/01/10	4,000,000	4,060,032
FL Sunshine Governmental Financing Commission
0.230% 04/05/10	7,500,000	7,500,000
0.230% 04/07/10	25,000,000	25,000,000
0.250% 03/10/10	12,500,000	12,500,000
0.270% 04/08/10	20,000,000	20,000,000
0.280% 03/18/10	12,500,000	12,500,000
0.280% 04/08/10	77,130,000	77,130,000
Series 1986, LOC: Dexia Credit Local: 0.210% 07/01/16 (03/03/10) (a)(b)	7,980,000	7,980,000
0.290% 07/01/16 (03/03/10) (a)(b)	33,595,000	33,595,000
FL Tampa Bay Water Utility System
Series 2006, GTY AGMT: Dexia Credit Local 0.450% 10/01/23 (03/04/10) (a)(b)	7,510,000	7,510,000
Florida Total		619,634,315
Georgia – 4.2%
GA Atlanta Development Authority
Georgia Aquarium, Inc., Series 2009, LOC: FHLB, LOC: SunTrust Bank 0.190% 10/01/33 (03/03/10) (a)(b)	10,000,000	10,000,000
GA Bartow County Development Authority
Georgia Power Co., Series 2009, 0.130% 12/01/32 (03/01/10) (a)(d)	57,925,000	57,925,000
GA BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust 0.200% 03/15/19 (03/04/10) (a)(b)	10,340,000	10,340,000
Series 2008, LOC: Branch Banking & Trust 0.260% 09/01/23 (03/04/10) (a)(b)	18,520,000	18,520,000

	Par ($)	Value ($)
GA Burke County Development Authority
Georgia Power Co., Series 2009, 0.170% 07/01/49 (03/01/10) (a)(d)	23,275,000	23,275,000
GA Cobb County Development Authority
Presbyterian Village Austell, Series 2004 B, LOC: Branch Banking & Trust 0.200% 07/01/34 (03/03/10) (a)(b)	7,985,000	7,985,000
GA DeKalb Newton & Gwinnett Counties Joint Development Authority
GGC Real Estate Parking, Series 2007, LOC: Wachovia Bank N.A. 0.180% 06/01/32 (03/04/10) (a)(b)	11,390,000	11,390,000
GA Douglas County Development Authority
Colonial Hills School Property, Series 2004, LOC: Branch Banking & Trust 0.190% 06/01/24 (03/04/10) (a)(b)	2,565,000	2,565,000
GA Fulton County Development Authority
Mount Vernon Presbyterian School, Series 2005, LOC: Branch Banking & Trust 0.190% 08/01/35 (03/04/10) (a)(b)	5,000,000	5,000,000
The Weber School, Series 2006, LOC: Branch Banking & Trust 0.190% 12/01/30 (03/04/10) (a)(b)	5,100,000	5,100,000
Woodward Academy, Inc., Series 2006, LOC: FHLB, LOC: SunTrust Bank 0.190% 08/01/31 (03/03/10) (a)(b)	11,000,000	11,000,000
GA Municipal Electric Authority
Series 2008 A, LOC: Societe Generale 0.230% 01/01/20 (03/04/10) (a)(b)	14,605,000	14,605,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 B, LOC: Dexia Credit Local 0.200% 01/01/48 (03/03/10) (a)(b)	42,965,000	42,965,000
Series 2009 A, 2.000% 06/21/10	6,000,000	6,027,813
GA Municipal Gas Authority
Series 2009 G, 2.000% 05/19/10	9,500,000	9,532,030
Series 2009 H, 2.000% 11/18/10	6,825,000	6,886,745
GA Private Colleges & Universities Authority
Emory University, Series 2005, 0.160% 09/01/36 (03/04/10) (a)(d)	17,000,000	17,000,000
Mercer University: Series 2003, LOC: Branch Banking & Trust 0.190% 10/01/32 (03/04/10) (a)(b)	6,575,000	6,575,000
Series 2006 C, LOC: Branch Banking & Trust 0.190% 10/01/31 (03/04/10) (a)(b)	8,645,000	8,645,000
Series 2000, LIQ FAC: Societe Generale 0.170% 11/01/30 (03/04/10) (a)(b)(c)	34,435,000	34,435,000
GA State
Series 2006, LIQ FAC: Wells Fargo Bank N.A. 0.230% 10/01/26 (03/04/10) (a)(b)	5,995,000	5,995,000
GA Thomasville Hospital Authority
John D. Archbold Memorial Hospital, Series 2009, LOC: Branch Banking & Trust 0.190% 11/01/23 (03/04/10) (a)(b)	7,670,000	7,670,000
GA Valdosta & Lowndes County
Series 1998, LOC: Branch Banking & Trust 0.190% 10/01/23 (03/04/10) (a)(b)	2,895,000	2,895,000
Georgia Total		326,331,588

	Par ($)	Value ($)
Hawaii – 0.1%
HI Department of Budget & Finance
Hawaii Pacific Health, Series 2009 A, LOC: Union Bank N.A. 0.180% 07/01/35 (03/04/10) (a)(b)	11,100,000	11,100,000
Hawaii Total		11,100,000
Idaho – 0.7%
ID State
Series 2009, 2.500% 06/30/10	50,000,000	50,346,545
Idaho Total		50,346,545
Illinois – 6.3%
IL Bolingbrook
Series 2004 A, LOC: Harris Trust & Savings Bank 0.280% 12/01/29 (03/04/10) (a)(b)	22,370,000	22,370,000
IL Channahon
Morris Hospital, Series 2009 A, LOC: U.S. Bank N.A. 0.190% 12/01/34 (03/04/10) (a)(b)	4,000,000	4,000,000
IL Chicago Board of Education
Series 2006, GTY AGMT: Dexia Credit Local 0.450% 12/01/31 (03/04/10) (a)(b)	10,260,000	10,260,000
Series 2008 A, LOC: Societe Generale 0.230% 12/01/23 (03/04/10) (a)(b)	4,000,000	4,000,000
Series 2009 A2, LOC: Northern Trust Co. 0.200% 03/01/26 (03/04/10) (a)(b)	5,900,000	5,900,000
IL Chicago O'Hare International Airport
Series 2006, GTY AGMT: Dexia Credit Local 0.450% 01/01/17 (03/04/10) (a)(b)	9,415,000	9,415,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IL Chicago Tax Increment
Series 1997 A, LOC: Northern Trust Co. 0.220% 12/01/11 (03/03/10) (a)(b)	375,000	375,000
Series 1997 B, LOC: Northern Trust Co. 0.220% 12/01/14 (03/03/10) (a)(b)	295,000	295,000
IL Chicago Water
Series 2004-1, LOC: California Public Employees Retirement System 0.200% 11/01/31 (03/04/10) (a)(b)	19,865,000	19,865,000
Series 2004-3, LOC: State Street Bank & Trust Co. 0.200% 11/01/31 (03/04/10) (a)(b)	3,205,000	3,205,000
IL Chicago
0.350% 05/05/10	3,800,000	3,800,000
Series 2008 A: LIQ FAC: Societe Generale 0.230% 01/01/30 (03/04/10) (a)(b)(c)	7,305,000	7,305,000
LOC: Societe Generale 0.230% 01/01/30 (03/04/10) (a)(b)	3,270,000	3,270,000
IL DeKalb Tax Increment Revenue
Series 2003, LOC: Northern Trust Co. 0.200% 01/01/13 (03/04/10) (a)(b)	1,430,000	1,430,000
IL Deutsche Bank Spears/Lifers Trust
Series 2007, GTY AGMT: Deutsche Bank AG: 0.190% 01/01/23 (03/04/10) (a)(b)	10,080,000	10,080,000
0.190% 12/01/25 (03/04/10) (a)(b)	4,685,000	4,685,000
0.190% 01/01/26 (03/04/10) (a)(b)	6,785,000	6,785,000
0.190% 01/15/26 (03/04/10) (a)(b)	22,605,000	22,605,000
0.230% 06/15/29 (03/04/10) (a)(b)	9,510,000	9,510,000
0.230% 01/01/30 (03/04/10) (a)(b)	7,370,000	7,370,000
0.230% 12/01/31 (03/04/10) (a)(b)	7,190,000	7,190,000

	Par ($)	Value ($)
Series 2008: GTY AGMT: Deutsche Bank AG 0.230% 01/01/37 (03/04/10) (a)(b)	13,175,000	13,175,000
LIQ FAC: Deutsche Bank AG 0.230% 07/01/46 (03/04/10) (a)(b)	15,565,000	15,565,000
IL Development Finance Authority
American Academy of Dermatology, Series 2001, LOC: Bank One N.A. 0.210% 04/01/21 (03/04/10) (a)(b)	4,100,000	4,100,000
American College of Surgeons, Series 1996, LOC: Northern Trust Co. 0.200% 08/01/26 (03/05/10) (a)(b)	12,907,000	12,907,000
IL Du Page County
Benedictine University, Series 1999, LOC: U.S. Bank N.A. 0.180% 07/01/24 (03/04/10) (a)(b)	14,530,000	14,530,000
IL Eclipse Funding Trust
Series 2007, LOC: U.S. Bank N.A. 0.170% 01/01/30 (03/04/10) (a)(b)	11,325,000	11,325,000
IL Finance Authority
Alexian Brothers Health System, Series 2004, LOC: Bank One N.A. 0.190% 04/01/35 (03/04/10) (a)(b)	38,600,000	38,600,000
Bradley University, Series 2008 B, LOC: Northern Trust Co. 0.170% 04/01/38 (03/04/10) (a)(b)	4,290,000	4,290,000
Children's Memorial Hospital, Series 2008 D, LOC: JPMorgan Chase Bank 0.180% 08/15/25 (03/04/10) (a)(b)	17,000,000	17,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Edward Hospital, Series 2008 B-2, LOC: JPMorgan Chase Bank 0.190% 02/01/40 (03/03/10) (a)(b)	19,345,000	19,345,000
Lake Forest Open Lands, Series 1999, LOC: Northern Trust Co. 0.210% 08/01/33 (03/03/10) (a)(b)	6,100,000	6,100,000
North Shore Senior Center, Series 1999, LOC: JPMorgan Chase Bank 0.250% 08/01/29 (03/03/10) (a)(b)	7,000,000	7,000,000
Northwest Community Hospital, Series 2008 C, LOC: Wells Fargo Bank N.A. 0.200% 07/01/32 (03/04/10) (a)(b)	5,500,000	5,500,000
OSF Healthcare System, Series 2009, LOC: National City Bank 0.170% 11/15/37 (03/03/10) (a)(b)	7,100,000	7,100,000
Riverside Health System, Series 2004, LOC: JPMorgan Chase Bank 0.190% 11/15/29 (03/03/10) (a)(b)	4,225,000	4,225,000
University of Chicago, Series 2001 B-2, 0.520% 07/01/36 (08/26/10) (a)(d)	15,000,000	15,000,000
IL Housing Development Authority Multi-Family
Brookhaven Apartments Associates LP, Series 2008, LIQ FAC: FHLMC 0.280% 08/01/38 (03/04/10) (a)(b)	7,145,000	7,145,000
IL Metropolitan Pier & Exposition Authority
Series 2006, GTY AGMT: Dexia Credit Local 0.450% 06/15/29 (03/04/10) (a)(b)	32,340,000	32,340,000

	Par ($)	Value ($)
IL Regional Transportation Authority
Series 2004, GTY AGMT: Dexia Credit Local 0.450% 07/01/29 (03/04/10) (a)(b)	46,635,000	46,635,000
Series 2008 A, LOC: Societe Generale 0.230% 06/01/19 (03/04/10) (a)(b)	4,000,000	4,000,000
IL Springfield Electric Revenue
Series 2008, LIQ FAC: PB Capital Corp. 0.220% 03/01/15 (03/04/10) (a)(b)	10,105,000	10,105,000
IL Village of Brookfield
Chicago Zoological Society, Series 2008 PJ, LOC: Northern Trust Co. 0.200% 06/01/38 (03/04/10) (a)(b)	26,350,000	26,350,000
Illinois Total		486,052,000
Indiana – 4.0%
IN Bond Bank
Series 2010 A, LOC: JPMorgan Chase Bank 2.000% 01/06/11	40,000,000	40,532,417
IN Deutsche Bank Spears/Lifers Trust
Series 2008, GTY AGMT: Deutsche Bank AG: 0.190% 07/15/27 (03/04/10) (a)(b)	5,240,000	5,240,000
0.230% 07/15/18 (03/04/10) (a)(b)	1,465,000	1,465,000
0.230% 01/15/20 (03/04/10) (a)(b)	4,115,000	4,115,000
IN Development Finance Authority
Rehabilitation Center, Inc., Series 2002, LOC: Old National Bank, LOC: Wells Fargo Bank N.A. 0.330% 07/01/17 (03/04/10) (a)(b)	1,455,000	1,455,000
Series 2005, LOC: National City Bank of Indiana 0.240% 01/01/27 (03/04/10) (a)(b)	5,875,000	5,875,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Eclipse Funding Trust
Series 2007, LOC: U.S. Bank N.A. 0.200% 01/01/15 (03/04/10) (a)(b)	9,490,000	9,490,000
IN Elkhart County Hospital Authority
Elkhart General Hospital, Inc., Series 2008, LOC: JPMorgan Chase Bank 0.190% 05/01/33 (03/03/10) (a)(b)	13,400,000	13,400,000
IN Finance Authority
Northside Christian Church, Series 2007, LOC: National City Bank 0.190% 12/01/32 (03/04/10) (a)(b)	9,425,000	9,425,000
Retirement Living, Inc., Series 2009 B, LOC: Branch Banking & Trust 0.210% 03/01/39 (03/04/10) (a)(b)	12,000,000	12,000,000
Series 2005, LOC: National City Bank 0.240% 11/01/27 (03/04/10) (a)(b)	5,065,000	5,065,000
Series 2008 E5, 0.330% 11/15/36 (06/15/10) (a)(d)	8,090,000	8,090,000
Sisters of St. Francis Health: Series 2008 F, LOC: Bank of New York 0.180% 09/01/48 (03/04/10) (a)(b)	5,000,000	5,000,000
Series 2008 G, LOC: Bank of New York 0.180% 09/01/48 (03/04/10) (a)(b)	5,250,000	5,250,000
Series 2008 H, LOC: JPMorgan Chase Bank 0.180% 09/01/48 (03/03/10) (a)(b)	7,000,000	7,000,000
Series 2008 J, LOC: Wells Fargo Bank N.A. 0.180% 11/01/37 (03/04/10) (a)(b)	6,000,000	6,000,000

	Par ($)	Value ($)
Trinity Health: Series 2008 D1, 0.170% 12/01/34 (03/04/10) (a)(d)	20,820,000	20,820,000
Series 2008 D2, 0.170% 12/01/34 (03/04/10) (a)(d)	21,055,000	21,055,000
University of Indianapolis, Series 2008, LOC: Wells Fargo Bank N.A. 0.180% 10/01/38 (03/04/10) (a)(b)	30,000,000	30,000,000
IN Health & Educational Facility Financing Authority
Community Hospital of Lagrange, Series 2007, LOC: National City Bank 0.190% 11/01/32 (03/04/10) (a)(b)	23,765,000	23,765,000
Rehabilitation Hospital of Indiana, Series 1990, LOC: National City Bank 0.190% 11/01/20 (03/03/10) (a)(b)	13,450,000	13,450,000
Riverview Hospital, Series 2004, LOC: National City Bank 0.190% 08/01/32 (03/04/10) (a)(b)	18,400,000	18,400,000
IN Health Facility Financing Authority
Community Hospital of Indiana, Series 2005 B, LOC: National City Bank 0.190% 05/01/35 (03/04/10) (a)(b)	17,900,000	17,900,000
Southern Indiana Rehab Hospital, Series 2001, LOC: Bank One Kentucky N.A. 0.510% 04/01/20 (03/04/10) (a)(b)	2,000,000	2,000,000
IN Henry County Economic Development
Henry County YMCA, Inc., Series 2004, LOC: U.S. Bank N.A. 0.250% 02/15/24 (03/04/10) (a)(b)	1,140,000	1,140,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Lawrenceburg Pollution Control
Indiana Michigan Power Co., Series 2008 I, LOC: JPMorgan Chase Bank 0.190% 10/01/19 (03/04/10) (a)(b)	12,000,000	12,000,000
IN Puttable Floating Option Tax-Exempt Receipts
Series 2007, GTY AGMT: Wells Fargo & Co. 0.210% 06/01/29 (03/04/10) (a)(b)	6,405,000	6,405,000
Indiana Total		306,337,417
Iowa – 0.7%
IA Des Moines Methodist System, Inc.
Central Iowa Hospital Corp., Series 1985, LOC: Wachovia Bank N.A. 0.210% 08/01/15 (03/03/10) (a)(b)	23,000,000	23,000,000
IA Evansdale
Cedar Falls Lutheran Home, Series 2005, LOC: Wells Fargo Bank N.A. 0.220% 09/01/30 (03/04/10) (a)(b)	4,530,000	4,530,000
IA Finance Authority
Series 2009 A, 2.500% 06/23/10	20,000,000	20,121,098
Series 2009 B, LOC: U.S. Bank N.A. 2.500% 06/23/10	5,000,000	5,031,389
IA Higher Education Loan Authority
American Institute of Business, Series 1998, LOC: Wells Fargo Bank N.A. 0.330% 11/01/13 (03/04/10) (a)(b)	510,000	510,000
Iowa Total		53,192,487
Kansas – 0.1%
KS Department of Transportation
Series 2004 C1, SPA: JPMorgan Chase Bank 0.150% 09/01/21 (03/03/10) (a)(b)	7,600,000	7,600,000
Kansas Total		7,600,000

	Par ($)	Value ($)
Kentucky – 0.9%
KY Area Development Districts
Series 2000, LOC: Wachovia Bank N.A. 0.180% 06/01/33 (03/04/10) (a)(b)	10,310,000	10,310,000
KY BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust 0.200% 02/01/22 (03/04/10) (a)(b)	9,995,000	9,995,000
KY Economic Development Finance Authority
Baptist Healthcare System, Series 2009 B-3, LOC: Branch Banking & Trust 0.160% 08/15/38 (03/03/10) (a)(b)	7,655,000	7,655,000
Goodwill Industries, Series 2003, LOC: PNC Bank N.A. 0.240% 08/01/23 (03/04/10) (a)(b)	7,810,000	7,810,000
KY Kenton County Industrial Building Authority
Series 1984, LOC: Morgan Guaranty Trust 0.550% 12/01/14 (03/01/10) (a)(b)	7,000,000	7,000,000
KY Lexington Fayette Urban County Government
YMCA of Central Kentucky, Series 1999, LOC: Bank One Kentucky N.A. 0.210% 07/01/19 (03/03/10) (a)(b)	1,335,000	1,335,000
KY Morehead League of Cities Funding Trust
Series 2004 A, LOC: U.S. Bank N.A. 0.180% 06/01/34 (03/05/10) (a)(b)	4,233,000	4,233,000
KY Richmond
Series 2006 A, LOC: U.S. Bank N.A. 0.180% 03/01/36 (03/05/10) (a)(b)	18,385,000	18,385,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
KY Williamstown League of Cities Funding Trust
Series 2009 B, LOC: U.S. Bank N.A. 0.180% 12/01/38 (03/05/10) (a)(b)	4,940,000	4,940,000
Kentucky Total		71,663,000
Louisiana – 0.5%
LA Parish of St. James
0.240% 03/11/10	24,000,000	24,000,000
LA Public Facilities Authority
Series 2008 C, LIQ FAC: PB Capital Corp. 0.230% 02/15/15 (03/04/10) (a)(b)	14,050,000	14,050,000
LA Upper Pontalba Building Restoration Corp.
Series 1996, LOC: Bank One N.A. 0.510% 12/01/16 (03/04/10) (a)(b)	2,780,000	2,780,000
Louisiana Total		40,830,000
Maine – 0.1%
ME Eclipse Funding Trust
Series 2007, LOC: U.S. Bank N.A. 0.190% 07/01/37 (03/04/10) (a)(b)	6,760,000	6,760,000
ME Housing Authority
Series 2008 E1, SPA: Dexia Credit Local 0.260% 11/15/32 (03/04/10) (a)(b)	4,000,000	4,000,000
Maine Total		10,760,000
Maryland – 1.7%
MD Baltimore County Economic Development Authority
Torah Institution Baltimore, Series 2004, LOC: Branch Banking & Trust 0.190% 07/01/24 (03/04/10) (a)(b)	3,280,000	3,280,000

	Par ($)	Value ($)
MD Baltimore Port Facilities Authority
Occidental Petroleum Corp., Series 1981, LOC: BNP Paribas 0.300% 10/14/11 (03/15/10) (a)(b)	29,900,000	29,900,000
MD Bel Air Economic Development Authority
Harford Day School, Inc., Series 2007, LOC: Branch Banking & Trust 0.190% 10/01/33 (03/04/10) (a)(b)	4,185,000	4,185,000
MD Easton
William Hill Manor, Inc., Series 2008, LOC: Branch Banking & Trust 0.190% 01/01/38 (03/04/10) (a)(b)	5,775,000	5,775,000
MD Health & Higher Educational Facilities Authority
Frederick Memorial Hospital, Series 2008, LOC: Branch Banking & Trust 0.190% 07/01/35 (03/03/10) (a)(b)	9,000,000	9,000,000
Series 2006, GTY AGMT: Merrill Lynch 1.050% 07/01/36 (03/04/10) (a)(b)(e)	34,465,000	34,465,000
MD Prince Georges County
Series 2007, GTY AGMT: Wells Fargo & Co. 0.200% 07/01/34 (03/04/10) (a)(b)	13,710,000	13,710,000
MD Stadium Authority Lease Revenue
Series 2007, SPA: Dexia Credit Local 0.200% 03/01/26 (03/04/10) (a)(b)	33,530,000	33,530,000
Maryland Total		133,845,000
Massachusetts – 2.2%
MA Bay Transportation Authority
Series 2008, LIQ FAC: Dexia Credit Local 0.250% 07/01/26 (03/04/10) (a)(b)	82,789,000	82,789,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MA BB&T Municipal Trust
Series 2007 2061, LOC: Branch Banking & Trust 0.200% 12/01/14 (03/04/10) (a)(b)	7,925,000	7,925,000
Series 2007, LOC: Branch Banking & Trust 0.200% 07/01/23 (03/04/10) (a)(b)	16,500,000	16,500,000
MA Development Finance Agency
Abby Kelly Foster Charter, Series 2008, LOC: TD Banknorth N.A. 0.200% 09/01/38 (03/04/10) (a)(b)	9,800,000	9,800,000
Boston University, Series 2008 U6C, LOC: Allied Irish Bank PLC 0.180% 10/01/42 (03/01/10) (a)(b)	10,930,000	10,930,000
ISO New England, Inc., Series 2005, LOC: TD Bank N.A. 0.160% 02/01/32 (03/04/10) (a)(b)	3,430,000	3,430,000
MA Health & Educational Facilities Authority
Baystate Medical Center, Inc., Series 2009 J-2, LOC: JPMorgan Chase Bank 0.120% 07/01/44 (03/01/10) (a)(b)	840,000	840,000
MA Puttable Floating Option Tax-Exempt Receipts
Series 2007, LIQ FAC: Dexia Credit Local 0.450% 07/01/30 (03/04/10) (a)(b)	4,500,000	4,500,000
MA State
Series 2007, LOC: Dexia Credit Local 0.350% 01/01/34 (03/04/10) (a)(b)	31,920,000	31,920,000
Massachusetts Total		168,634,000

	Par ($)	Value ($)
Michigan – 4.5%
MI Bank of New York Municipal Certificates Trust
Series 2006, LOC: Bank of New York 0.300% 08/03/10 (04/01/10) (a)(b)	69,870,500	69,870,500
MI Deutsche Bank Spears/Lifers Trust
Series 2007, GTY AGMT: Deutsche Bank AG 0.190% 12/01/31 (03/04/10) (a)(b)	2,655,000	2,655,000
MI Hancock Hospital Finance Authority
Portage Health Systems, Inc., Series 2006, LOC: National City Bank 0.190% 08/01/31 (03/04/10) (a)(b)	24,235,000	24,235,000
MI Higher Education Facilities Authority
Hope College, Series 2004, LOC: Bank One N.A. 0.190% 04/01/34 (03/04/10) (a)(b)	8,305,000	8,305,000
MI Hospital Finance Authority
Ascension Health, Series 2008 B5, 0.160% 11/15/26 (03/03/10) (a)(d)	20,000,000	20,000,000
Series 2008, LIQ FAC: Citibank N.A. 0.200% 06/01/20 (03/04/10) (a)(b)(c)	3,150,000	3,150,000
MI L'Anse Creuse Public Schools
Series 2008, SPA: JPMorgan Chase Bank 0.200% 05/01/35 (03/01/10) (a)(b)	45,280,000	45,280,000
MI Municipal Bond Authority
Series 2009 C2, LOC: JPMorgan Chase Bank 2.500% 08/20/10	20,000,000	20,154,187
Series 2009 C3, LOC: ScotiaBank 2.500% 08/20/10	10,000,000	10,077,094

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MI State
Series 2009 A, 2.000% 09/30/10	125,000,000	126,067,717
MI Wayne County Airport Authority
Series 2008 D, LOC: Wachovia Bank N.A. 0.180% 12/01/21 (03/04/10) (a)(b)	14,875,000	14,875,000
Michigan Total		344,669,498
Minnesota – 1.0%
MN Dakota County Housing & Redevelopment Authority
Series 2006, LIQ FAC: FHLMC 0.250% 06/01/29 (03/04/10) (a)(b)	18,650,000	18,650,000
MN Edina
Multi-Family Housing, Series 1999, LIQ FAC: FHLMC 0.200% 12/01/29 (03/03/10) (a)(b)	10,000,000	10,000,000
MN Midwest Consortium of Municipal Utilities
Series 2005 B, LOC: U.S. Bank N.A. 0.180% 10/01/35 (03/04/10) (a)(b)	2,270,000	2,270,000
MN Puttable Floating Option Tax-Exempt Receipts
Series 2007, LIQ FAC: FHLMC 0.250% 05/01/31 (03/04/10) (a)(b)	13,150,000	13,150,000
MN Robbinsdale
North Memorial Health Care, Series 2008 A-1, LOC: Wells Fargo Bank N.A. 0.200% 05/01/33 (03/04/10) (a)(b)	5,500,000	5,500,000
MN School District Capital Equipment Borrowing Program
Series 2009 B, 2.000% 09/10/10	6,280,000	6,336,237
Series 2009, 2.000% 09/10/10	9,500,000	9,573,872

	Par ($)	Value ($)
MN University of Minnesota
Series 2001 C, SPA: JPMorgan Chase Bank 0.230% 12/01/36 (03/03/10) (a)(b)	4,600,000	4,600,000
Series 2008 A, 0.220% 08/15/31 (03/03/10) (a)(d)	7,250,000	7,250,000
Minnesota Total		77,330,109
Mississippi – 0.4%
MS Business Finance Corp.
Series 2007, GTY AGMT: Wells Fargo & Co. 0.200% 12/01/28 (03/04/10) (a)(b)	26,680,000	26,680,000
Mississippi Total		26,680,000
Missouri – 3.7%
MO Cape Girardeau County Industrial Development Authority
St. Francis Medical Center, Series 2009 B, LOC: Wells Fargo Bank N.A. 0.200% 06/01/39 (03/04/10) (a)(b)	4,200,000	4,200,000
MO Deutsche Bank Spears/Lifers Trust
Series 2008, GTY AGMT: Deutsche Bank AG 0.230% 04/15/19 (03/04/10) (a)(b)	9,720,000	9,720,000
MO Development Finance Board
Nelson Gallery Foundation, Series 2008 A, SPA: JPMorgan Chase Bank 0.140% 12/01/37 (03/01/10) (a)(b)	9,530,000	9,530,000
MO Health & Educational Facilities Authority
Ascension Health, Series 2003 C2, 0.730% 11/15/39 (03/03/10) (a)(d)	20,000,000	20,000,000
Children's Mercy Hospital, Series 2008, LOC: UBS AG 0.190% 05/15/32 (03/03/10) (a)(b)	7,300,000	7,300,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2003 C2, 0.370% 11/15/39 (03/03/10) (a)(d)	47,500,000	47,500,000
Series 2009 C4, 0.390% 11/15/26 (05/17/10) (a)(d)	10,950,000	10,950,000
SSM Healthcare Corp.: Series 2005 B, 0.550% 06/01/35 (03/04/10) (a)(d)	10,000,000	10,000,000
Series 2005 C-3, SPA: UBS AG 0.170% 06/01/33 (03/03/10) (a)(b)	29,500,000	29,500,000
Series 2005 C-5, SPA: U.S. Bank N.A. 0.160% 06/01/33 (03/03/10) (a)(b)	8,600,000	8,600,000
Washington University, Series 2000 A, Pre-refunded 03/01/10, 6.000% 03/01/30 (03/01/10) (a)(d)	12,875,000	13,003,750
MO Joint Municipal Electric Utility Commission
Series 2007 A, LIQ FAC: Citibank N.A. 0.210% 01/01/14 (03/04/10) (a)(b)	11,395,000	11,395,000
MO Nodaway Industrial Development Authority
Northwest Foundation, Inc., Series 2002, LOC: U.S. Bank N.A. 0.250% 11/01/32 (03/04/10) (a)(b)	3,375,000	3,375,000
MO St. Joseph Industrial Development Authority
Heartland Regional Medical, Series 2009 A, LOC: U.S. Bank N.A. 0.160% 11/15/43 (03/03/10) (a)(b)	16,000,000	16,000,000
MO St. Louis Airport
Series 2005, SPA: Deutsche Bank AG 0.230% 07/01/31 (03/04/10) (a)(b)	43,810,000	43,810,000
Series 2007, LOC: Dexia Credit Local 0.250% 07/01/26 (03/04/10) (a)(b)	12,950,000	12,950,000

	Par ($)	Value ($)
MO University of Missouri Curators
Series 2009, 2.000% 06/30/10	25,000,000	25,132,053
Missouri Total		282,965,803
Montana – 0.1%
MT Board of Investments
Series 2004, 0.500% 03/01/29 (03/01/10) (a)(d)	5,000,000	5,000,000
Montana Total		5,000,000
Nebraska – 1.0%
NE Central Plains Energy Project
Series 2009 2, SPA: Royal Bank of Canada 0.190% 08/01/39 (03/04/10) (a)(b)	45,000,000	45,000,000
NE Lincoln County
0.250% 04/06/10	24,500,000	24,500,000
NE Omaha Public Power District
0.300% 03/11/10	10,000,000	10,000,000
Nebraska Total		79,500,000
Nevada – 1.2%
NV Clark County Airport
Series 2009 A, 2.500% 07/15/10	30,000,000	30,183,223
NV Deutsche Bank Spears/Lifers Trust
Series 2008, GTY AGMT: Deutsche Bank AG 0.230% 06/15/24 (03/04/10) (a)(b)	4,880,000	4,880,000
NV Eclipse Funding Trust
Series 2006, LOC: U.S. Bank N.A. 0.170% 05/01/36 (03/04/10) (a)(b)	24,740,000	24,740,000
Series 2007, LOC: U.S. Bank N.A. 0.190% 07/01/26 (03/04/10) (a)(b)	10,135,000	10,135,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NV Reno
Renown Regional Medical Center, Series 2008 B, LOC: Union Bank of California N.A. 0.180% 06/01/41 (03/03/10) (a)(b)	21,400,000	21,400,000
Nevada Total		91,338,223
New Hampshire – 0.2%
NH Business Finance Authority
New Hampshire Public Radio, Series 2008 A, LOC: TD Banknorth N.A. 0.200% 06/01/38 (03/04/10) (a)(b)	3,615,000	3,615,000
NH Health & Education Facilities Authority
Southern New Hampshire University, Series 2008, LOC: TD Banknorth N.A. 0.170% 01/01/39 (03/04/10) (a)(b)	12,540,000	12,540,000
New Hampshire Total		16,155,000
New Jersey – 1.4%
NJ BB&T Municipal Trust
Series 2007 2056, LOC: Branch Banking & Trust 0.200% 09/01/15 (03/04/10) (a)(b)	10,310,000	10,310,000
NJ Deutsche Bank Spears/Lifers Trust
Series 2008, GTY AGMT: Deutsche Bank AG 0.220% 01/01/21 (03/04/10) (a)(b)	2,365,000	2,365,000
NJ Economic Development Authority
Series 2006 R-1, LOC: Bank of Nova Scotia, LOC: Lloyds TSB Bank PLC 0.110% 09/01/31 (03/01/10) (a)(b)	6,500,000	6,500,000
NJ Puttable Floating Option Tax-Exempt Receipts
Series 2007, GTY AGMT: Dexia Credit Local 0.450% 12/15/21 (03/04/10) (a)(b)	16,370,000	16,370,000

	Par ($)	Value ($)
NJ State
Series 2006, LIQ FAC: Dexia Credit Local 0.450% 07/01/19 (03/04/10) (a)(b)	8,215,000	8,215,000
NJ Transportation Trust Fund Authority
Series 2006, GTY AGMT: Dexia Credit Local 0.490% 12/15/30 (03/04/10) (a)(b)	42,415,000	42,415,000
Series 2008, LOC: Dexia Credit Local 0.350% 06/15/20 (03/04/10) (a)(b)	9,475,000	9,475,000
NJ Turnpike Authority
Series 2006, GTY AGMT: Dexia Credit Local 0.450% 01/01/16 (03/04/10) (a)(b)	10,060,000	10,060,000
Series 2009, LOC: ScotiaBank 0.190% 01/01/24 (03/04/10) (a)(b)	4,900,000	4,900,000
New Jersey Total		110,610,000
New Mexico – 1.0%
NM Eclipse Funding Trust
Series 2006, LOC: U.S. Bank N.A. 0.170% 06/01/36 (03/04/10) (a)(b)	18,425,000	18,425,000
NM Municipal Energy Acquisition Authority
Series 2009, SPA: Royal Bank of Canada 0.190% 11/01/39 (03/04/10) (a)(b)	35,000,000	35,000,000
NM Transportation Financial Authority
Series 2008 A2, LOC: UBS AG 0.150% 06/15/24 (03/04/10) (a)(b)	20,000,000	20,000,000
New Mexico Total		73,425,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
New York – 3.6%
NY BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust 0.200% 01/01/24 (03/04/10) (a)(b)	12,550,000	12,550,000
Series 2009, LOC: Branch Banking & Trust: 0.260% 09/01/20 (03/04/10) (a)(b)(c)	17,255,000	17,255,000
0.290% 06/01/17 (03/04/10) (a)(b)(c)	32,215,000	32,215,000
NY Dormitory Authority
Series 2006 L 1-A-2, LOC: Citizens Bank, LOC: FHLB 0.200% 09/01/36 (03/04/10) (a)(b)	10,000,000	10,000,000
NY Energy Research & Development Authority
Consolidated Edison Co., Series 2005 A-1, LOC: Wachovia Bank N.A. 0.160% 05/01/39 (03/03/10) (a)(b)	4,745,000	4,745,000
NY Liberty Development Corp.
Series 2009 A, 0.500% 12/01/49 (01/18/11) (a)(d)	45,000,000	45,000,000
NY Local Government Assistance Corp.
Series 2008 B, SPA: Dexia Credit Local 0.220% 04/01/21 (03/03/10) (a)(b)	43,400,000	43,400,000
NY New York City Housing Development Corp.
Montefiore Medical Center, Series 1993 A, LOC: Chase Manhattan Bank 0.150% 05/01/30 (03/03/10) (a)(b)	7,300,000	7,300,000
NY New York City Municipal Water Finance Authority
Series 2001 F2, SPA: JPMorgan Chase Bank 0.200% 06/15/33 (03/03/10) (a)(b)	2,000,000	2,000,000

	Par ($)	Value ($)
NY New York City Transitional Finance Authority
Series 1999 B3, SPA: JPMorgan Chase Bank 0.210% 11/01/28 (03/03/10) (a)(b)	20,800,000	20,800,000
NY New York City
Series 2008 J3, LOC: Allied Irish Bank PLC 0.180% 08/01/23 (03/01/10) (a)(b)	925,000	925,000
Series 2008, LIQ FAC: Citibank N.A. 0.200% 06/01/20 (03/04/10) (a)(b)(c)	6,630,000	6,630,000
NY Power Authority
Series 1985, LIQ FAC: Bank of Nova Scotia 0.400% 03/01/16 (03/01/10) (a)(b)	31,270,000	31,270,000
NY Suffolk County
Series 2009, 1.500% 09/09/10	40,000,000	40,229,912
NY Urban Development Corp.
Series 2004 A3A, SPA: Dexia Credit Local 0.230% 03/15/33 (03/04/10) (a)(b)	5,000,000	5,000,000
New York Total		279,319,912
North Carolina – 4.1%
NC BB&T Municipal Trust
Series 2008, LOC: Branch Banking & Trust: 0.260% 10/01/18 (03/04/10) (a)(b)(c)	10,880,000	10,880,000
0.260% 03/01/24 (03/04/10) (a)(b)	6,135,000	6,135,000
0.260% 04/01/24 (03/04/10) (a)(b)	16,700,000	16,700,000
0.260% 05/01/24 (03/04/10) (a)(b)(c)	4,975,000	4,975,000
0.260% 05/31/24 (03/04/10) (a)(b)	16,325,000	16,325,000
0.260% 06/01/24 (03/04/10) (a)(b)	20,265,000	20,265,000
0.260% 06/01/24 (03/04/10) (a)(b)	14,245,000	14,245,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Capital Facilities Finance Agency
Educational Facilities Revenue: Barton College, Series 2004, LOC: Branch Banking & Trust 0.190% 07/01/19 (03/04/10) (a)(b)	4,800,000	4,800,000
High Point University, Series 2007, LOC: Branch Banking & Trust 0.190% 12/01/29 (03/04/10) (a)(b)	6,950,000	6,950,000
Series 2008, LIQ FAC: Wells Fargo & Co. 0.230% 10/01/44 (03/04/10) (a)(b)	8,575,000	8,575,000
The Raleigh School, Series 2006, LOC: Branch Banking & Trust 0.190% 09/01/31 (03/04/10) (a)(b)	3,700,000	3,700,000
Union Academy, Series 2007, LOC: Wachovia Bank N.A. 0.180% 12/01/29 (03/04/10) (a)(b)	6,175,000	6,175,000
High Point University, Series 2008, LOC: Branch Banking & Trust 0.190% 05/01/30 (03/04/10) (a)(b)	5,000,000	5,000,000
NC Cleveland County Industrial Facilities & Pollution Control Financing Authority
Cleveland County Family YMCA, Series 2007, LOC: Branch Banking & Trust 0.190% 06/01/32 (03/04/10) (a)(b)	10,800,000	10,800,000
NC Educational Facilities Finance Agency
Series 1991 B, 0.200% 12/01/21 (03/01/10) (a)(d)	12,950,000	12,950,000
NC Facilities Finance Authority
0.250% 06/02/10	5,000,000	5,000,000

	Par ($)	Value ($)
NC Forsyth County Industrial Facilities & Pollution Control Financing Authority
YMCA of Winston-Salem, Series 2005, LOC: Branch Banking & Trust 0.190% 12/01/30 (03/04/10) (a)(b)	12,600,000	12,600,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
YMCA of Greensboro, Inc., Series 2002, LOC: Branch Banking & Trust 0.190% 02/01/23 (03/04/10) (a)(b)	4,715,000	4,715,000
NC Medical Care Commission
Deerfield Episcopal Retirement, Series 2008 B, LOC: Branch Banking & Trust 0.190% 11/01/38 (03/04/10) (a)(b)	5,000,000	5,000,000
J. Arthur Dosher Memorial Hospital, Series 1998, LOC: Branch Banking & Trust 0.190% 05/01/18 (03/04/10) (a)(b)	1,880,000	1,880,000
Rutherford Hospital, Inc., Series 2001, LOC: Branch Banking & Trust 0.190% 09/01/21 (03/04/10) (a)(b)	4,060,000	4,060,000
Southeastern Regional Medical Center, Series 2005, LOC: Branch Banking & Trust 0.190% 06/01/37 (03/04/10) (a)(b)	7,050,000	7,050,000
University Health Systems: Series 2008 B-1, LOC: Branch Banking & Trust 0.160% 12/01/36 (03/03/10) (a)(b)	4,875,000	4,875,000
Series 2008 B-2, LOC: Branch Banking & Trust 0.180% 12/01/36 (03/03/10) (a)(b)	10,295,000	10,295,000
Wake Forest University Health Sciences: Series 2008 A, LOC: Branch Banking & Trust 0.180% 07/01/34 (03/04/10) (a)(b)	4,820,000	4,820,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 B, LOC: Branch Banking & Trust 0.180% 07/01/34 (03/04/10) (a)(b)	15,100,000	15,100,000
Wakemed: Series 2009 B, LOC: Wachovia Bank N.A. 0.180% 10/01/38 (03/04/10) (a)(b)	9,300,000	9,300,000
Series 2009 C, LOC: Wachovia Bank N.A. 0.180% 10/01/26 (03/04/10) (a)(b)	14,965,000	14,965,000
Wayne Health Corp., Series 2009, LOC: Branch Banking & Trust 0.170% 10/01/36 (03/04/10) (a)(b)	9,360,000	9,360,000
Westcare, Inc., Series 2002 A, LOC: Branch Banking & Trust 0.190% 09/01/22 (03/04/10) (a)(b)	7,000,000	7,000,000
NC State
Series 2004, 5.000% 03/01/10	10,000,000	10,000,000
Series 2007, 5.000% 03/01/10	11,380,000	11,380,000
NC Union County
Series 2004 B, SPA: Branch Banking & Trust 0.180% 03/01/20 (03/04/10) (a)(b)	20,865,000	20,865,000
NC University of North Carolina at Chapel Hill
Series 2006, LIQ FAC: Morgan Stanley 0.200% 12/01/34 (03/04/10) (a)(b)	5,685,000	5,685,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Habitat for Humanity, Series 2007, LOC: Branch Banking & Trust 0.190% 11/01/32 (03/04/10) (a)(b)	4,200,000	4,200,000
North Carolina Total		316,625,000

	Par ($)	Value ($)
Ohio – 5.4%
OH Air Quality Development Authority
Ohio Valley Electric Corp.: Series 2009 C, LOC: Bank of Tokyo-Mitsubishi UFJ 0.190% 02/01/26 (03/04/10) (a)(b)	3,600,000	3,600,000
Series 2009 D, LOC: Bank of Tokyo-Mitsubishi UFJ 0.180% 02/01/26 (03/03/10) (a)(b)	3,570,000	3,570,000
OH Cleveland-Cuyahoga County Port Authority
Carnegie/89th Garage Service, Series 2007, LOC: JPMorgan Chase Bank 0.180% 01/01/37 (03/04/10) (a)(b)	20,745,000	20,745,000
Park Synagogue, Series 2006, LOC: U.S. Bank N.A. 0.190% 01/01/31 (03/04/10) (a)(b)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
Series 2004 A, LOC: U.S. Bank N.A. 0.200% 03/01/34 (03/04/10) (a)(b)	27,150,000	27,150,000
Series 2005, LOC: U.S. Bank N.A. 0.200% 07/01/35 (03/04/10) (a)(b)	35,705,000	35,705,000
OH Cuyahoga County Hospital
Metrohealth System,, Series 2005, LOC: National City Bank 0.170% 02/01/35 (03/04/10) (a)(b)	72,880,000	72,880,000
Sisters Charity Health Systems, Series 2000, LOC: National City Bank 0.170% 11/01/30 (03/04/10) (a)(b)	31,000,000	31,000,000
OH Cuyahoga County
Euclid Avenue Housing Corp., Series 2009 A, LOC: PNC Bank N.A. 0.170% 08/01/42 (03/04/10) (a)(b)	7,000,000	7,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Deutsche Bank Spears/Lifers Trust
Series 2008, GTY AGMT: Deutsche Bank AG 0.230% 01/01/28 (03/04/10) (a)(b)	5,000,000	5,000,000
OH Eclipse Funding Trust
Series 2006, LOC: U.S. Bank N.A. 0.190% 12/01/33 (03/04/10) (a)(b)	3,915,000	3,915,000
OH Franklin County Health Care Facilities
Traditions Healthcare, Series 2005, LOC: U.S. Bank N.A. 0.220% 06/01/30 (03/04/10) (a)(b)	18,985,000	18,985,000
OH Franklin County
Presbyterian Retirement System, Series 2006 B, LOC: National City Bank 0.190% 07/01/29 (03/04/10) (a)(b)	16,675,000	16,675,000
OH Higher Educational Facility Authority
Capital University, Series 2006, LOC: National City Bank 0.170% 12/01/31 (03/04/10) (a)(b)	28,820,000	28,820,000
Series 2005, LOC: National City Bank 0.190% 05/01/30 (03/04/10) (a)(b)	12,100,000	12,100,000
Tiffin University, Series 2007, LOC: National City Bank 0.190% 08/01/22 (03/04/10) (a)(b)	12,810,000	12,810,000
OH Huron County
Fisher-Titus Medical Center, Series 2003 A, LOC: National City Bank 0.190% 12/01/27 (03/04/10) (a)(b)	9,235,000	9,235,000
Norwalk Area Health System, Series 2003, LOC: National City Bank 0.190% 12/01/27 (03/04/10) (a)(b)	6,620,000	6,620,000

	Par ($)	Value ($)
OH Knox County
Knox Community Hospital, Series 2004, LOC: National City Bank 0.190% 12/01/29 (03/04/10) (a)(b)	16,000,000	16,000,000
OH Middletown Hospital Facilities
Atrium Medical Center: Series 2008 A, LOC: JPMorgan Chase & Co. 0.170% 11/15/39 (03/03/10) (a)(b)	14,095,000	14,095,000
Series 2008 B, LOC: JPMorgan Chase & Co. 0.170% 11/15/39 (03/03/10) (a)(b)	14,570,000	14,570,000
OH Ohio State University
0.350% 03/11/10	20,000,000	20,000,000
OH Salem Civic Facility
Salem Community Center, Inc., Series 2001, LOC: National City Bank 0.240% 06/01/27 (03/04/10) (a)(b)	7,855,000	7,855,000
OH Stark County Port Authority
Series 2001, LOC: JPMorgan Chase & Co. 0.480% 12/01/22 (03/04/10) (a)(b)	3,440,000	3,440,000
OH Water Development Authority
Firstenergy Nuclear Generation, Series 2005 B, LOC: Barclays Bank PLC 0.180% 01/01/34 (03/03/10) (a)(b)	7,215,000	7,215,000
OH Zanesville Muskingum County
Grove City Church, Series 2006, LOC: National City Bank 0.240% 02/01/24 (03/04/10) (a)(b)	7,630,000	7,630,000
Ohio Total		416,610,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Oklahoma – 0.4%
OK Grand River Dam Authority
Series 2008 A, SPA: Citibank N.A. 0.210% 06/01/33 (03/04/10) (a)(b)(c)	26,100,000	26,100,000
OK Industries Authority
Amateur Softball Association, Series 2002, LOC: Bank One Oklahoma N.A. 1.750% 06/01/14 (03/04/10) (a)(b)	750,000	750,000
Oklahoma Total		26,850,000
Oregon – 1.7%
OR Clackamas County Health Facility
Legacy Health System, Series 2008 B, LOC: U.S. Bank N.A. 0.160% 06/01/37 (03/03/10) (a)(b)	13,700,000	13,700,000
OR Housing & Community Development
Series 2009 B1, LOC: U.S. Bank N.A. 0.280% 02/01/42 (03/04/10) (a)(b)	3,000,000	3,000,000
OR Multnomah County Hospital Facilities Authority
Holladay Park Plaza, Inc., Series 2003, LOC: Allied Irish Bank PLC 0.250% 11/15/33 (03/01/10) (a)(b)	4,445,000	4,445,000
OR Salem Hospital Facility Authority
Salem Hospital, Series 2008 B, LOC: U.S. Bank N.A. 0.180% 08/15/34 (03/04/10) (a)(b)	10,000,000	10,000,000
OR State
Series 2009, 2.500% 06/30/10	102,000,000	102,682,310
Oregon Total		133,827,310

	Par ($)	Value ($)
Pennsylvania – 5.6%
PA Adams County Industrial Development Authority
Brethren Home Community, Series 2007, LOC: PNC Bank N.A. 0.230% 06/01/32 (03/04/10) (a)(b)	9,665,000	9,665,000
Gettysburg College, Series 2008 B, LOC: JPMorgan Chase Bank 0.170% 08/15/28 (03/03/10) (a)(b)	6,030,000	6,030,000
PA Allegheny County Higher Education Building Authority
Series 2002, LOC: National City Bank of Pennsylvania 0.190% 04/01/32 (03/04/10) (a)(b)	8,510,000	8,510,000
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center, Series 2006 A, LOC: PNC Bank N.A. 0.190% 05/01/26 (03/04/10) (a)(b)	22,000,000	22,000,000
University of Pittsburgh Medical Center, Series 2005: 0.350% 12/01/16 (03/04/10) (a)(d)	23,728,000	23,728,000
0.350% 12/01/35 (03/04/10) (a)(d)	19,960,928	19,960,928
PA Allegheny County Industrial Development Authority
Our Lady Sacred Heart High School, Series 2002, LOC: PNC Bank N.A. 0.190% 06/01/22 (03/04/10) (a)(b)	2,310,000	2,310,000
PA Berks County Municipal Authority
Reading Hospital, Series 2009 A5, 0.440% 05/01/32 (03/04/10) (a)(d)	9,050,000	9,050,000
PA Bucks County Industrial Development Authority
Grand View Hospital, Series 2008 B, LOC: PNC Bank N.A. 0.170% 07/01/39 (03/04/10) (a)(b)	8,610,000	8,610,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Cambria County Industrial Development Authority
American National Red Cross, Series 2008, LOC: JPMorgan Chase Bank 0.170% 09/01/34 (03/03/10) (a)(b)	4,500,000	4,500,000
PA Dauphin County General Authority
Series 2007, GTY AGMT: Goldman Sachs 0.230% 01/01/29 (03/04/10) (a)(b)	44,981,100	44,981,100
PA Delaware County Industrial Development Authority
General Electric Capital Corp.: Series 2006 G, 0.160% 12/01/31 (03/03/10) (a)(d)	4,495,000	4,495,000
Series 2009 C, 0.160% 12/01/31 (03/03/10) (a)(d)	8,240,000	8,240,000
PA Deutsche Bank Spears/Lifers Trust
Series 2007, GTY AGMT: Deutsche Bank AG: 0.190% 10/01/18 (03/04/10) (a)(b)	5,180,000	5,180,000
0.190% 08/15/30 (03/04/10) (a)(b)	5,050,000	5,050,000
PA Emmaus General Authority
Series 1989 B-28, LOC: U.S. Bank N.A. 0.200% 03/01/24 (03/03/10) (a)(b)	3,200,000	3,200,000
Series 1989 E-22, LOC: U.S. Bank N.A. 0.200% 03/01/24 (03/03/10) (a)(b)	5,750,000	5,750,000
Series 1989 H-19, LOC: U.S. Bank N.A. 0.200% 03/01/24 (03/03/10) (a)(b)	20,000,000	20,000,000
Series 1989, LOC: U.S. Bank N.A. 0.200% 03/01/24 (03/03/10) (a)(b)	7,500,000	7,500,000
Series 2003 E-20, LOC: U.S. Bank N.A. 0.200% 03/01/24 (03/03/10) (a)(b)	6,000,000	6,000,000

	Par ($)	Value ($)
PA Haverford Township School District
Series 2009, LOC: TD Bank N.A. 0.200% 03/01/30 (03/04/10) (a)(b)	4,000,000	4,000,000
PA Higher Educational Facilities Authority
Mount Aloysius College, Series 2003, LOC: PNC Bank N.A. 0.190% 05/01/28 (03/04/10) (a)(b)	5,100,000	5,100,000
PA Lancaster Industrial Development Authority
Willow Valley Retirement Communities, Series 2009 B, LOC: PNC Bank N.A. 0.170% 12/01/39 (03/04/10) (a)(b)	10,000,000	10,000,000
PA Philadelphia Authority for Industrial Development
NewCourtland Elder Services, Series 2007, LOC: PNC Bank N.A. 0.190% 03/01/26 (03/04/10) (a)(b)	19,495,000	19,495,000
PA Philadelphia School District
Series 2008 D-1, LOC: PNC Bank N.A. 0.170% 09/01/21 (03/04/10) (a)(b)	19,900,000	19,900,000
PA Public School Building Authority
Series 2009 A, LOC: PNC Bank N.A. 0.190% 08/01/30 (03/04/10) (a)(b)	9,825,000	9,825,000
Series 2009 B, LOC: PNC Bank N.A. 0.190% 05/15/20 (03/04/10) (a)(b)	14,535,000	14,535,000
PA RBC Municipal Products, Inc. Trust
Series 2007, LOC: Royal Bank of Canada 0.200% 10/15/32 (03/04/10) (a)(b)	19,995,000	19,995,000
Series 2008 C-13, LOC: Royal Bank of Canada 0.200% 11/01/11 (03/04/10) (a)(b)(c)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 E-11, LOC: Royal Bank of Canada 0.200% 12/01/11 (03/04/10) (a)(b)(c)	20,000,000	20,000,000
Series 2010 E-12, LOC: Royal Bank of Canada 0.200% 01/05/12 (03/04/10) (a)(b)(c)	5,000,000	5,000,000
PA Ridley School District
Series 2009, LOC: TD Bank N.A. 0.200% 11/01/29 (03/04/10) (a)(b)	3,890,000	3,890,000
PA Somerset County
Series 2009 C, LOC: PNC Bank N.A. 0.190% 10/01/16 (03/04/10) (a)(b)	3,440,000	3,440,000
PA Turnpike Commission
Series 2008 A-1, SPA: JPMorgan Chase Bank 0.160% 12/01/22 (03/04/10) (a)(b)	49,580,000	49,580,000
Series 2008 A-3, SPA: JPMorgan Chase Bank 0.180% 12/01/22 (03/04/10) (a)(b)	9,065,000	9,065,000
PA West Cornwall Township Municipal Authority
Lebanon Valley Brethren Home, Series 2006 S, LOC: PNC Bank N.A. 0.180% 01/01/37 (03/04/10) (a)(b)	4,200,000	4,200,000
Pennsylvania Total		432,785,028
Puerto Rico – 2.5%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust 0.200% 01/01/24 (03/04/10) (a)(b)	12,500,000	12,500,000
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2008, GTY AGMT: Citibank N.A. 0.370% 04/30/10 (03/04/10) (a)(b)	182,530,000	182,530,000

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico
Series 2007 A9, LOC: Wachovia Bank N.A. 0.140% 07/01/34 (03/04/10) (a)(b)	600,000	600,000
Puerto Rico Total		195,630,000
South Carolina – 1.1%
SC BB&T Municipal Trust
Series 2008, LOC: Branch Banking & Trust 0.260% 04/30/16 (03/04/10) (a)(b)	22,865,000	22,865,000
SC Eclipse Funding Trust
Series 2007, LOC: U.S. Bank N.A. 0.170% 10/01/32 (03/04/10) (a)(b)	25,060,000	25,060,000
SC Greenville County Industrial Revenue
Edgcomb Metals Co., Series 1984, LOC: Wells Fargo Bank N.A. 0.280% 08/01/14 (03/04/10) (a)(b)	3,200,000	3,200,000
SC Jobs Economic Development Authority
Anmed Health, Series 2009-C, LOC: Branch Banking & Trust 0.160% 02/01/33 (03/03/10) (a)(b)	5,000,000	5,000,000
Carolina Village, Inc., Series 2000, LOC: Branch Banking & Trust 0.190% 02/01/22 (03/04/10) (a)(b)	12,450,000	12,450,000
Spartanburg YMCA, Series 1996, LOC: Branch Banking & Trust 0.190% 06/01/18 (03/04/10) (a)(b)	2,040,000	2,040,000
SC Puttable Floating Option Tax-Exempt Receipts
Series 2008, GTY AGMT: FHLMC 0.320% 03/01/49 (03/04/10) (a)(b)	10,540,000	10,540,000
South Carolina Total		81,155,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Tennessee – 1.8%
TN BB&T Municipal Trust
Series 2007 2059, LOC: Branch Banking & Trust 0.200% 04/01/35 (03/04/10) (a)(b)	15,940,000	15,940,000
TN Blount County Public Building Authority
Series 2009 E-8-A, LOC: Branch Banking & Trust 0.190% 06/01/37 (03/03/10) (a)(b)	3,035,000	3,035,000
Series 2009 E-9-A, LOC: Branch Banking & Trust 0.190% 06/01/30 (03/03/10) (a)(b)	5,000,000	5,000,000
Series 2009 E7Z, LOC: Branch Banking & Trust 0.190% 06/01/39 (03/03/10) (a)(b)	5,470,000	5,470,000
TN Memphis Health, Educational & Housing Facility Board
Series 2008 36G, GTY AGMT: Goldman Sachs 0.230% 08/01/48 (03/04/10) (a)(b)	3,865,162	3,865,162
TN Metropolitan Governments of Nashville & Davidson Counties
0.250% 04/07/10	5,000,000	5,000,000
0.250% 04/08/10	30,000,000	30,000,000
TN Shelby County Health, Educational & Housing Facilities Board
Gateway Willowbrook LLC, Series 2007 A-1, Guarantor: FNMA, LIQ FAC: FNMA 0.260% 12/15/37 (03/04/10) (a)(b)	8,310,000	8,310,000
TN Shelby County
Series 2006, 0.180% 03/01/31 (03/04/10) (a)(d)	64,240,000	64,240,000
Tennessee Total		140,860,162

	Par ($)	Value ($)
Texas – 9.8%
TX Austin Water & Wastewater Systems
Series 2008, LOC: Dexia Credit Local 0.200% 05/15/31 (03/04/10) (a)(b)	84,340,000	84,340,000
TX BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust 0.200% 06/01/18 (03/04/10) (a)(b)	14,675,000	14,675,000
TX Bexar County Housing Finance Corp.
Multi-Family Housing: Series 1996, LOC: Northern Trust Co. 0.250% 06/01/28 (03/04/10) (a)(b)	10,375,000	10,375,000
Series 2006, GTY AGMT: Citigroup Financial Products 0.450% 12/01/15 (03/04/10) (a)(b)	18,315,000	18,315,000
TX Department of Housing & Community Affairs
Series 2005, LIQ FAC: FHLMC 0.370% 03/01/36 (03/04/10) (a)(b)	8,365,000	8,365,000
TX Deutsche Bank Spears/Lifers Trust
Series 2007, GTY AGMT: Deutsche Bank AG 0.190% 08/15/29 (03/04/10) (a)(b)	35,630,000	35,630,000
Series 2008: GTY AGMT: Deutsche Bank AG 0.230% 11/15/25 (03/04/10) (a)(b)	12,960,000	12,960,000
LIQ FAC: Deutsche Bank AG: 0.230% 02/15/28 (03/04/10) (a)(b)	11,425,000	11,425,000
0.230% 02/01/32 (03/04/10) (a)(b)	16,685,000	16,685,000
0.230% 02/15/37 (03/04/10) (a)(b)	7,745,000	7,745,000
0.230% 02/15/38 (03/04/10) (a)(b)	3,520,000	3,520,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Eagle Tax-Exempt Trust
Series 2009 50A, SPA: Citibank N.A. 0.200% 08/15/21 (03/04/10) (a)(b)(c)	280,000	280,000
Series 2009 52A, LIQ FAC: Citibank N.A. 0.200% 08/15/32 (03/04/10) (a)(b)(c)	4,950,000	4,950,000
TX Grapevine Industrial Development Corp.
Series 1993, LOC: Bank One Texas N.A. 0.150% 03/01/10 (03/04/10) (a)(b)	2,300,000	2,300,000
TX Gregg County Housing Finance Corp.
Baily Properties LLC, Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA 0.200% 02/15/23 (03/04/10) (a)(b)	4,795,000	4,795,000
Summer Green LLC, Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA 0.200% 02/15/23 (03/04/10) (a)(b)	2,460,000	2,460,000
TX Harris County Cultural Education Facilities Finance Corp.
Medical Center, Series 2008 B2, LOC: Compass Bank 0.210% 09/01/31 (03/04/10) (a)(b)	4,100,000	4,100,000
Memorial Hermann Healthcare, Series 2008 D1, LOC: JPMorgan Chase Bank 0.180% 06/01/29 (03/04/10) (a)(b)	8,200,000	8,200,000
TX Harris County
Series 2008 A, LOC: Societe Generale 0.230% 08/15/35 (03/04/10) (a)(b)	12,640,000	12,640,000
Series 2009 B, 2.000% 08/15/21 (08/12/10) (a)(d)	23,850,000	24,012,259

	Par ($)	Value ($)
TX Hockley County Industrial Development Corp.
Amoco Oil Co.: Series 1983, 0.500% 03/01/14 (03/01/10) (a)(d)	31,000,000	31,000,000
Series 1985, 0.450% 11/01/19 (05/01/10) (a)(d)	19,300,000	19,300,000
TX Houston
0.280% 06/08/10	13,000,000	13,000,000
TX Houston Water & Sewer Systems
Series 2006, GTY AGMT: Dexia Credit Local 0.450% 12/01/24 (03/04/10) (a)(b)	9,200,000	9,200,000
TX JPMorgan Chase Putters/Drivers Trust
Series 2008, LIQ FAC: JPMorgan Chase Bank 0.200% 04/01/15 (03/04/10) (a)(b)(c)	3,800,000	3,800,000
TX Klein Independent School District
Series 2006, LIQ FAC: Wells Fargo Bank N.A. 0.230% 08/01/31 (03/04/10) (a)(b)	12,825,000	12,825,000
TX Puttable Floating Option Tax-Exempt Receipts
Series 2008, GTY AGMT: FHLMC: 0.320% 07/01/45 (03/04/10) (a)(b)	10,345,000	10,345,000
0.320% 02/01/46 (03/04/10) (a)(b)	12,085,000	12,085,000
TX Round Rock Independent School District
Series 2007, Guarantor: PSFG, LIQ FAC: Wells Fargo Bank N.A. 0.210% 08/01/32 (03/04/10) (a)(b)	10,795,000	10,795,000
TX San Antonio Educational Facilities Corp.
University Incarnate Word, Series 2001, LOC: Bank One N.A. 0.210% 12/01/21 (03/04/10) (a)(b)	6,115,000	6,115,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX State
Series 2006 B, 0.200% 04/01/36 (03/03/10) (a)(d)	45,000,000	45,000,000
Series 2009, 2.500% 08/31/10	200,000,000	202,041,154
TX Tarrant County Cultural Education Facilities Finance Corp.
Health Resources, Series 2008 A, 0.180% 11/15/33 (03/03/10) (a)(d)	8,500,000	8,500,000
Scott Sherwood & Brindley, Series 2008 C, LOC: Compass Bank 0.240% 08/15/46 (03/04/10) (a)(b)	9,400,000	9,400,000
Texas Health Resources, Series 2008 C, SPA: JPMorgan Chase Bank 0.120% 11/15/33 (03/01/10) (a)(b)	20,610,000	20,610,000
Valley Baptist Medical Center, Series 2007, LOC: JPMorgan Chase Bank 0.190% 09/01/30 (03/03/10) (a)(b)	10,800,000	10,800,000
TX Texas A&M University Board of Regents
0.270% 06/15/10	5,050,000	5,050,000
TX University of Texas
0.200% 06/10/10	19,500,000	19,500,000
0.270% 06/10/10	15,000,000	15,000,000
Series 2004 B, 5.000% 08/15/10	2,000,000	2,041,665
Series 2007, LIQ FAC: Citibank N.A. 0.200% 07/01/13 (03/04/10) (a)(b)	3,565,000	3,565,000
Texas Total		757,745,078
Utah – 1.5%
UT Board of Regents
Series 2008, LOC: Wells Fargo Bank N.A. 0.200% 08/01/31 (03/04/10) (a)(b)	10,070,000	10,070,000

	Par ($)	Value ($)
UT Davis County Housing Authority
PTR Multi-Family Holdings, Inc., Series 1997 A, LIQ FAC: FNMA 0.240% 08/15/39 (03/04/10) (a)(b)	4,240,000	4,240,000
UT Housing Corp.
Multi-Family Housing, Miller Timbergate Apartments LLC, Series 2009 A, LIQ FAC: FHLMC 0.200% 04/01/42 (03/04/10) (a)(b)	3,125,000	3,125,000
Series A-CL1, LIQ FAC: Barclays Bank PLC 0.210% 07/01/38 (03/03/10) (a)(b)	28,850,000	28,850,000
Series B-CL1, LIQ FAC: Barclays Bank PLC 0.210% 01/01/39 (03/03/10) (a)(b)	29,560,000	29,560,000
UT Intermountain Power Agency
0.250% 04/06/10	16,300,000	16,300,000
0.300% 03/04/10	14,800,000	14,800,000
UT Puttable Floating Option Tax-Exempt Receipts
Series 2007, GTY AGMT: Dexia Credit Local 0.450% 06/15/31 (03/04/10) (a)(b)	5,200,000	5,200,000
UT St. George Industrial Development Authority
Bluff Cove Resort LLC, Series 2002, LOC: JPMorgan Chase Bank 0.260% 08/01/11 (03/04/10) (a)(b)	580,000	580,000
UT Weber County Housing Authority
Series 2001, LIQ FAC: FNMA 0.240% 11/01/39 (03/04/10) (a)(b)	2,630,000	2,630,000
UT West Valley City Industrial Development Authority
Johnson Matthey, Inc., Series 1987, LOC: HSBC Bank USA N.A. 0.190% 12/01/11 (03/01/10) (a)(b)	1,000,000	1,000,000
Utah Total		116,355,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Vermont – 0.1%
VT Educational & Health Buildings Financing Agency
Fletcher Allen Health Care, Series 2008 A, LOC: TD Banknorth N.A. 0.160% 12/01/30 (03/03/10) (a)(b)	9,115,000	9,115,000
Vermont Total		9,115,000
Virginia – 2.7%
VA Chesapeake Redevelopment & Housing Authority
Great Bridge Apartments LLC, Series 2008 A, LIQ FAC: FNMA 0.230% 01/15/41 (03/04/10) (a)(b)	18,625,000	18,625,000
VA Hanover County Economic Development Authority
Bon-Secours-Maria Manor, Series 2008 D2, LOC: U.S. Bank N.A. 0.160% 11/01/25 (03/03/10) (a)(b)	9,725,000	9,725,000
VA Hanover County Industrial Development Authority
Covenant Woods, Series 1999, LOC: Branch Banking & Trust 0.190% 07/01/29 (03/04/10) (a)(b)	6,995,000	6,995,000
VA Harrisonburg Redevelopment & Housing Authority
Series 2006, LIQ FAC: FHLMC 0.250% 02/01/26 (03/04/10) (a)(b)	6,800,000	6,800,000
VA Lewistown Commerce Center Community Development Authority
Lewiston Community Center, Series 2007, GTY AGMT: Wells Fargo & Co. 0.200% 03/01/27 (03/04/10) (a)(b)	13,050,000	13,050,000
VA Norfolk Economic Development Authority
Sentara Healthcare: Series 2009 A, 0.230% 11/01/34 (05/05/10) (a)(d)	9,000,000	9,000,000

	Par ($)	Value ($)
Series 2009 B, 0.700% 11/01/34 (03/03/10) (a)(d)	13,885,000	13,885,000
VA Peninsula Ports Authority
0.250% 04/06/10	3,000,000	3,000,000
VA Public Building Authority
Series 2005 D, SPA: Dexia Credit Local 0.200% 08/01/25 (03/04/10) (a)(b)	36,150,000	36,150,000
VA Puttable Floating Option Tax-Exempt Receipts
Series 2007, LIQ FAC: FHLMC 0.190% 10/01/36 (03/04/10) (a)(b)	18,025,000	18,025,000
VA Rockingham County Industrial Development Authority
Sunnyside Presbyterian, Series 2003, LOC: Branch Banking & Trust 0.190% 12/01/33 (03/04/10) (a)(b)	10,315,000	10,315,000
VA Suffolk Economic Development Authority Hospital Facilities
Series 2008, LIQ FAC: Citigroup Financial Products, Inc. 0.220% 05/01/30 (03/04/10) (a)(b)	58,500,000	58,500,000
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc., Series 2005 B, LOC: Branch Banking & Trust 0.190% 01/01/35 (03/04/10) (a)(b)	2,900,000	2,900,000
Virginia Total		206,970,000
Washington – 1.2%
WA BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust 0.200% 12/01/14 (03/04/10) (a)(b)	17,015,000	17,015,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
WA Deutsche Bank Spears/Lifers Trust
Series 2008, LIQ FAC: Deutsche Bank AG: 0.230% 01/01/28 (03/04/10) (a)(b)	7,070,000	7,070,000
0.230% 01/01/30 (03/04/10) (a)(b)	9,865,000	9,865,000
WA Eclipse Funding Trust
Series 2007, LOC: U.S. Bank N.A. 0.190% 12/01/31 (03/04/10) (a)(b)	3,375,000	3,375,000
WA Health Care Facilities Authority
Swedish Hospital Medical Center, Series 2009 C, LOC: U.S. Bank N.A. 0.160% 11/15/39 (03/03/10) (a)(b)	18,000,000	18,000,000
WA Housing Finance Commission
Artspace Everett LP, Series 2008 B, LIQ FAC: FHLMC 0.220% 12/01/41 (03/03/10) (a)(b)	7,500,000	7,500,000
Series 2009, LIQ FAC: State Street Bank & Trust Co. 0.190% 06/01/39 (03/04/10) (a)(b)	6,000,000	6,000,000
WA JPMorgan Chase Putters/Drivers Trust
Series 2008, LIQ FAC: JPMorgan Chase Bank 0.200% 10/01/16 (03/04/10) (a)(b)(c)	7,505,000	7,505,000
WA Seattle Housing Authority
Bayview Manor Homes, Series 1994 B, LOC: U.S. Bank N.A. 0.250% 05/01/19 (03/04/10) (a)(b)	1,915,000	1,915,000
WA State
Series 2006, LOC: Wells Fargo Bank N.A. 0.230% 12/01/29 (03/04/10) (a)(b)	12,435,000	12,435,000

	Par ($)	Value ($)
Series 2008, LIQ FAC: Citibank N.A. 0.200% 01/01/16 (03/04/10) (a)(b)(c)	2,880,000	2,880,000
Washington Total		93,560,000
West Virginia – 0.4%
WV Brooke County Commission
Bethany College, Series 2008, LOC: PNC Bank N.A. 0.190% 12/01/37 (03/04/10) (a)(b)	4,100,000	4,100,000
WV Hospital Finance Authority
Cable Huntington Hospital, Series 2008 A, LOC: Branch Banking & Trust 0.180% 01/01/34 (03/04/10) (a)(b)	15,000,000	15,000,000
West Virginia University Hospital, Series 2009 A, LOC: Branch Banking & Trust 0.180% 06/01/33 (03/04/10) (a)(b)	7,590,000	7,590,000
West Virginia Total		26,690,000
Wisconsin – 0.9%
WI Health & Educational Facilities Authority
Meriter Hospital, Inc., Series 2002, LOC: JPMorgan Chase & Co. 0.150% 12/01/32 (03/01/10) (a)(b)	8,515,000	8,515,000
Milwaukee Institute of Art & Design, Series 2004, LOC: Citibank N.A. 0.300% 01/01/34 (03/03/10) (a)(b)	10,285,000	10,285,000
WI Housing & Economic Development Authority
Series 2009, LOC: Wells Fargo Bank N.A. 0.180% 10/01/17 (03/03/10) (a)(b)	12,665,000	12,665,000
WI Milwaukee
Series 2009, 2.000% 06/30/10	25,000,000	25,121,706

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
WI University of Wisconsin Hospitals & Clinics Authority
Series 2009 A, LOC: U.S. Bank N.A. 0.160% 04/01/32 (03/04/10) (a)(b)	4,870,000	4,870,000
Series 2009 B, LOC: U.S. Bank N.A. 0.160% 04/01/29 (03/04/10) (a)(b)	4,900,000	4,900,000
Wisconsin Total		66,356,706
Total Municipal Bonds (cost of $7,746,755,273)		7,746,755,273
Total Investments – 100.5% (cost of $7,746,755,273) (f)		7,746,755,273
Other Assets & Liabilities, Net – (0.5)%		(40,860,567)
Net Assets – 100.0%		7,705,894,706

At February 28, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	100.5
Other Assets & Liabilities, Net	(0.5)
100.0

Notes to Investment Portfolio:

(a)  Parenthetical date represents the effective maturity date for the security.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2010.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities, which are not illiquid, amounted to $204,330,000, which represents 2.7% of net assets.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2010.

(e)  Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(f)  Cost for federal income tax purposes is $7,746,755,273.

  Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's portfolio as of February 28, 2010.

  For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
PSFG	Permanent School Fund Guarantee
PUTTERS	Puttable Tax-Exempt Receipts
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	7,746,755,273
	Cash	3,363
	Receivable for:
	Fund shares sold	435,000
	Interest	12,935,764
	Expense reimbursement due from investment advisor	63,248
	Trustees' deferred compensation plan	47,441
	Prepaid expenses	132,796
	Total Assets	7,760,372,885
Liabilities	Payable for:
	Investments purchased	52,500,000
	Fund shares repurchased	79,539
	Distributions	125,395
	Investment advisory fee	899,796
	Administration fee	228,280
	Transfer agent fee	66,145
	Trustees' fees	71,101
	Pricing and bookkeeping fees	85,632
	Custody fee	30,120
	Distribution and service fees	11,597
	Shareholder administration fees	234,053
	Chief compliance officer expenses	645
	Trustees' deferred compensation plan	47,441
	Other liabilities	98,435
	Total Liabilities	54,478,179
	Net Assets	7,705,894,706
Net Assets Consist of	Paid-in capital	7,704,909,030
	Undistributed net investment income	711,512
	Accumulated net realized gain on investments	274,164
	Net Assets	7,705,894,706

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Capital Class Shares	Net assets	$2,618,281,376
	Shares outstanding	2,618,053,519
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$4,102,436,876
	Shares outstanding	4,102,077,871
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$14,852,019
	Shares outstanding	14,850,586
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$26,858,812
	Shares outstanding	26,856,456
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$7,729,893
	Shares outstanding	7,729,222
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$62,127,205
	Shares outstanding	62,121,781
	Net asset value per share	$1.00
Class A Shares	Net assets	$16,236,743
	Shares outstanding	16,235,340
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$358,518,060
	Shares outstanding	358,487,171
	Net asset value per share	$1.00
Retail A Shares	Net assets	$10,690,277
	Shares outstanding	10,689,344
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$488,163,445
	Shares outstanding	488,120,028
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Tax-Exempt Reserves

For the Six Months Ended February 28, 2010 (Unaudited)

		($)
Investment Income	Interest	15,426,533
Expenses	Investment advisory fee	6,615,514
	Administration fee	4,340,346
	Distribution fee:
	Investor Class Shares	4,029
	Daily Class Shares	97,895
	Class A Shares	10,088
	Service fee:
	Liquidity Class Shares	43,265
	Adviser Class Shares	44,262
	Investor Class Shares	10,071
	Daily Class Shares	69,925
	Class A Shares	25,220
	Retail A Shares	5,335
	Shareholder administration fee:
	Trust Class Shares	2,297,969
	Class A Shares	10,088
	Institutional Class Shares	77,850
	Transfer agent fee	49,312
	Trustees' fees	22,652
	Pricing and bookkeeping fees	243,297
	Custody fee	63,375
	Chief compliance officer expenses	2,257
	Treasury temporary guarantee program fee	215,414
	Other expenses	304,004
	Total Expenses	14,552,168
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(2,820,037)
	Fees waived by distributor:
	Trust Class Shares	(231,150)
	Liquidity Class Shares	(4,487)
	Adviser Class Shares	(17,345)
	Investor Class Shares	(8,332)
	Daily Class Shares	(129,171)
	Class A Shares	(30,512)
	Institutional Class Shares	(461)
	Retail A Shares	(475)
	Fees waived by shareholder service provider—Liquidity Class Shares	(17,306)
	Expense reductions	(35)
	Net Expenses	11,292,857
	Net Investment Income	4,133,676
	Net realized gain on investments	274,164
	Net Increase Resulting from Operations	4,407,840

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2010 ($)	Year Ended August 31, 2009 ($)
Operations	Net investment income	4,133,676	129,704,829
	Net realized gain on investments	274,164	224,893
	Net increase resulting from operations	4,407,840	129,929,722
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(2,283,816)	(37,480,391)
	Trust Class Shares	(1,251,253)	(76,095,002)
	Liquidity Class Shares	(3,139)	(699,509)
	Adviser Class Shares	(405)	(1,185,699)
	Investor Class Shares	—	(117,823)
	Daily Class Shares	—	(734,826)
	Class A Shares	—	(240,133)
	Institutional Class Shares	(201,772)	(4,820,965)
	Retail A Shares	(3,543)	(143,801)
	G-Trust Shares	(389,748)	(8,186,679)
	Total distributions to shareholders	(4,133,676)	(129,704,828)
	Net Capital Stock Transactions	(3,046,754,856)	(201,610,937)
	Total decrease in net assets	(3,046,480,692)	(201,386,043)
Net Assets	Beginning of period	10,752,375,398	10,953,761,441
	End of period	7,705,894,706	10,752,375,398
	Undistributed net investment income at end of period	711,512	711,512

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Columbia Tax-Exempt Reserves

	Capital Stock Activity
	(Unaudited)
	Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	3,755,170,790	3,755,170,790	9,111,163,233	9,111,163,233
Distributions reinvested	763,268	763,268	15,434,361	15,434,361
Redemptions	(5,060,697,320)	(5,060,697,320)	(7,954,296,464)	(7,954,296,464)
Net increase (decrease)	(1,304,763,262)	(1,304,763,262)	1,172,301,130	1,172,301,130
Trust Class Shares
Subscriptions	1,167,077,655	1,167,077,655	5,037,349,925	5,037,349,925
Distributions reinvested	11,722	11,722	777,856	777,856
Redemptions	(2,652,000,832)	(2,652,000,832)	(6,137,266,533)	(6,137,266,533)
Net decrease	(1,484,911,455)	(1,484,911,455)	(1,099,138,752)	(1,099,138,752)
Liquidity Class Shares
Subscriptions	73,732,648	73,732,648	130,826,360	130,826,360
Distributions reinvested	3,006	3,006	699,149	699,149
Redemptions	(88,748,533)	(88,748,533)	(178,830,304)	(178,830,304)
Net decrease	(15,012,879)	(15,012,879)	(47,304,795)	(47,304,795)
Adviser Class Shares
Subscriptions	37,420,840	37,420,840	839,415,913	839,415,913
Distributions reinvested	339	339	1,025,974	1,025,974
Redemptions	(81,612,290)	(81,612,290)	(880,361,166)	(880,361,166)
Net decrease	(44,191,111)	(44,191,111)	(39,919,279)	(39,919,279)
Investor Class Shares
Subscriptions	862,549	862,549	11,140,661	11,140,661
Distributions reinvested	—	—	113,693	113,693
Redemptions	(2,092,605)	(2,092,605)	(15,508,805)	(15,508,805)
Net decrease	(1,230,056)	(1,230,056)	(4,254,451)	(4,254,451)
Daily Class Shares
Subscriptions	53,558,407	53,558,407	257,463,626	257,463,626
Distributions reinvested	—	—	734,825	734,825
Redemptions	(50,932,870)	(50,932,870)	(293,929,146)	(293,929,146)
Net increase (decrease)	2,625,537	2,625,537	(35,730,695)	(35,730,695)
Class A Shares
Subscriptions	3,855,971	3,855,971	52,821,946	52,821,946
Distributions reinvested	—	—	219,839	219,839
Redemptions	(12,013,874)	(12,013,874)	(55,860,262)	(55,860,262)
Net decrease	(8,157,903)	(8,157,903)	(2,818,477)	(2,818,477)
Institutional Class Shares
Subscriptions	519,572,261	519,572,261	1,454,560,836	1,454,560,836
Distributions reinvested	194,350	194,350	4,750,912	4,750,912
Redemptions	(606,813,882)	(606,813,882)	(1,483,343,786)	(1,483,343,786)
Net decrease	(87,047,271)	(87,047,271)	(24,032,038)	(24,032,038)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Columbia Tax-Exempt Reserves

	Capital Stock Activity
	(Unaudited)
	Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	756,281	756,281	2,128,629	2,128,629
Distributions reinvested	3,350	3,350	137,150	137,150
Redemptions	(2,122,144)	(2,122,144)	(5,001,204)	(5,001,204)
Net decrease	(1,362,513)	(1,362,513)	(2,735,425)	(2,735,425)
G-Trust Shares
Subscriptions	207,019,892	207,019,892	505,910,615	505,910,616
Distributions reinvested	28	28	470	470
Redemptions	(309,723,863)	(309,723,863)	(623,889,241)	(623,889,241)
Net decrease	(102,703,943)	(102,703,943)	(117,978,156)	(117,978,155)

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0007		0.0113		0.0254		0.0347		0.0141		0.0251		0.0125
Less Distributions to Shareholders:
From net investment income	(0.0007)		(0.0113)		(0.0254)		(0.0347)		(0.0141)		(0.0251)		(0.0125)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.07	%(e)	1.14%		2.57	%(f)	3.52%		1.42	%(e)	2.54%		1.26%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(g)(h)	0.23	%(g)	0.20	%(g)	0.20	%(g)	0.20	%(g)(h)	0.20	%(g)	0.20%
Waiver/Reimbursement	0.06	%(h)	0.05%		0.06%		0.06%		0.07	%(h)	0.07%		0.08%
Net investment income	0.15	%(g)(h)	1.03	%(g)	2.40	%(f)(g)	3.47	%(g)	3.38	%(g)(h)	2.58	%(g)	1.31%
Net assets, end of period (000s)	$2,618,281		$3,922,964		$2,750,559		$1,877,823		$1,688,338		$975,386		$1,049,210

(a)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0003		0.0103		0.0244		0.0337		0.0137		0.0241		0.0115
Less Distributions to Shareholders:
From net investment income	(0.0003)		(0.0103)		(0.0244)		(0.0337)		(0.0137)		(0.0241)		(0.0115)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.03	%(e)	1.04%		2.47	%(f)	3.42%		1.38	%(e)	2.44%		1.15%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.29	%(g)(h)	0.33	%(g)	0.30	%(g)	0.30	%(g)	0.30	%(g)(h)	0.30	%(g)	0.30%
Waiver/Reimbursement	0.07	%(h)	0.05%		0.06%		0.06%		0.07	%(h)	0.07%		0.08%
Net investment income	0.05	%(g)(h)	1.05	%(g)	2.24	%(f)(g)	3.37	%(g)	3.27	%(g)(h)	2.43	%(g)	1.15%
Net assets, end of period (000s)	$4,102,437		$5,587,196		$6,686,234		$3,230,990		$2,684,441		$2,475,660		$2,052,864

(a)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0001		0.0098		0.0239		0.0332		0.0135		0.0236		0.0110
Less Distributions to Shareholders:
From net investment income	(0.0001)		(0.0098)		(0.0239)		(0.0332)		(0.0135)		(0.0236)		(0.0110)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.01	%(e)	0.99%		2.42%		3.37%		1.36	%(e)	2.39%		1.10%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.32	%(f)(g)	0.38	%(f)	0.35	%(f)	0.35	%(f)	0.35	%(f)(g)	0.35	%(f)	0.35%
Waiver/Reimbursement	0.19	%(g)	0.15%		0.16%		0.16%		0.17	%(g)	0.17%		0.18%
Net investment income	0.02	%(f)(g)	1.11	%(f)	2.36	%(f)	3.31	%(f)	3.25	%(f)(g)	2.32	%(f)	0.92%
Net assets, end of period (000s)	$14,852		$29,865		$77,169		$86,926		$20,549		$5,292		$3,392

(a)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	0.0089		0.0229		0.0322		0.0131		0.0226		0.0100
Less Distributions to Shareholders:
From net investment income	—	(c)	(0.0089)		(0.0229)		(0.0322)		(0.0131)		(0.0226)		(0.0100)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.00	%(f)(g)	0.89%		2.32	%(h)	3.27%		1.31	%(f)	2.28%		1.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.35	%(i)(j)	0.48	%(i)	0.45	%(i)	0.45	%(i)	0.45	%(i)(j)	0.45	%(i)	0.45%
Waiver/Reimbursement	0.16	%(j)	0.05%		0.06%		0.06%		0.07	%(j)	0.07%		0.08%
Net investment income	—	%(g)(i)(j)	0.78	%(i)	2.11	%(h)(i)	3.23	%(i)	3.13	%(i)(j)	2.29	%(i)	0.98%
Net assets, end of period (000s)	$26,859		$71,050		$110,969		$91,712		$75,079		$20,757		$11,183

(a)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Rounds to less than $0.0001 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Rounds to less than 0.01%.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.0080		0.0219		0.0312		0.0126		0.0216		0.0090
Less Distributions to Shareholders:
From net investment income	—		(0.0080)		(0.0219)		(0.0312)		(0.0126)		(0.0216)		(0.0090)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.00	%(f)	0.81%		2.21	%(e)	3.16%		1.27	%(f)	2.18%		0.90%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.34	%(g)(h)	0.57	%(g)	0.55	%(g)	0.55	%(g)	0.55	%(g)(h)	0.55	%(g)	0.55%
Waiver/Reimbursement	0.27	%(h)	0.06%		0.05%		0.06%		0.07	%(h)	0.07%		0.08%
Net investment income	—	%(h)	0.86	%(g)	1.88	%(e)(g)	3.07	%(g)	2.99	%(g)(h)	2.12	%(g)	0.82%
Net assets, end of period (000s)	$7,730		$8,960		$13,214		$4,216		$7,376		$7,567		$11,280

(a)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.0062		0.0194		0.0287		0.0116		0.0191		0.0065
Less Distributions to Shareholders:
From net investment income	—		(0.0062)		(0.0194)		(0.0287)		(0.0116)		(0.0191)		(0.0065)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.00	%(f)	0.62%		1.96	%(e)	2.90%		1.16	%(f)	1.93%		0.65%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.34	%(g)(h)	0.76	%(g)	0.80	%(g)	0.80	%(g)	0.80	%(g)(h)	0.80	%(g)	0.80%
Waiver/Reimbursement	0.52	%(h)	0.12%		0.06%		0.06%		0.07	%(h)	0.07%		0.08%
Net investment income	—	%(h)	0.64	%(g)	1.56	%(e)(g)	2.86	%(g)	2.76	%(g)(h)	1.88	%(g)	0.63%
Net assets, end of period (000s)	$62,127		$59,499		$95,228		$29,191		$26,833		$28,871		$36,441

(a)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Class A Shares	2010 (a)		2009		2008		2007		2006 (b)		2006 (c)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.0073		0.0209		0.0302		0.0122		0.0206		0.0080
Less Distributions to Shareholders:
From net investment income	—		(0.0073)		(0.0209)		(0.0302)		(0.0122)		(0.0206)		(0.0080)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.00	%(g)	0.73%		2.11	%(f)	3.06%		1.23	%(g)	2.08%		0.80%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.35	%(h)(i)	0.64	%(h)	0.65	%(h)	0.65	%(h)	0.65	%(h)(i)	0.65	%(h)	0.65%
Waiver/Reimbursement	0.36	%(i)	0.09%		0.06%		0.06%		0.07	%(i)	0.07%		0.08%
Net investment income	—	%(i)	0.70	%(h)	1.92	%(f)(h)	3.01	%(h)	2.91	%(h)(i)	2.06	%(h)	0.75%
Net assets, end of period (000s)	$16,237		$24,394		$27,212		$14,790		$17,859		$25,572		$28,934

(a)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, Investor A Shares were renamed Class A Shares.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

Institutional	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0005		0.0109		0.0250		0.0343		0.0139		0.0247		0.0121
Less Distributions to Shareholders:
From net investment income	(0.0005)		(0.0109)		(0.0250)		(0.0343)		(0.0139)		(0.0247)		(0.0121)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.05	%(e)	1.10%		2.53	%(f)	3.48%		1.40	%(e)	2.50%		1.22%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.24	%(g)(h)	0.27	%(g)	0.24	%(g)	0.24	%(g)	0.24	%(g)(h)	0.24	%(g)	0.24%
Waiver/Reimbursement	0.06	%(h)	0.05%		0.06%		0.06%		0.07	%(h)	0.07%		0.08%
Net investment income	0.10	%(g)(h)	1.06	%(g)	2.31	%(f)(g)	3.43	%(g)	3.33	%(g)(h)	2.44	%(g)	1.23%
Net assets, end of period (000s)	$358,518		$445,549		$469,574		$307,411		$269,865		$123,606		$89,811

(a)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
Retail A Shares	2010 (a)		2009	2008	2007	2006 (b)		2006 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0003		0.0104	0.0245	0.0338	0.0137		0.0101
Less Distributions to Shareholders:
From net investment income	(0.0003)		(0.0104)	(0.0245)	(0.0338)	(0.0137)		(0.0101)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.03	%(f)	1.05%	2.48%	3.43%	1.38	%(f)	1.01	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.28	%(h)	0.32%	0.29%	0.29%	0.29	%(h)	0.29	%(h)
Waiver/Reimbursement	0.07	%(h)	0.05%	0.06%	0.06%	0.07	%(h)	0.07	%(h)
Net investment income (g)	0.06	%(h)	1.10%	2.49%	3.38%	3.28	%(h)	2.81	%(h)
Net assets, end of period (000s)	$10,690		$12,052	$14,788	$16,748	$18,503		$19,200

(a)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Retail A Shares commenced operations on November 21, 2005.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return represents aggregate total return for the period and assumes reinvestment of all distributions.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2010 (a)		2009	2008	2007	2006 (b)		2006 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0007		0.0113	0.0254	0.0347	0.0141		0.0104
Less Distributions to Shareholders:
From net investment income	(0.0007)		(0.0113)	(0.0254)	(0.0347)	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.07	%(f)	1.14%	2.57%	3.52%	1.42	%(f)	1.04	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.20	%(h)	0.23%	0.20%	0.20%	0.20	%(h)	0.20	%(h)
Waiver/Reimbursement	0.06	%(h)	0.05%	0.06%	0.06%	0.07	%(h)	0.07	%(h)
Net investment income (g)	0.14	%(h)	1.14%	2.52%	3.46%	3.36	%(h)	2.90	%(h)
Net assets, end of period (000s)	$488,163		$590,847	$708,813	$681,696	$721,252		$802,458

(a)  On December 31, 2009, Columbia Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  G-Trust Shares commenced operations on November 21, 2005.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Note 1. Organization

Columbia Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust") is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia Tax-Exempt Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each of the Predecessor Fund's share classes was reorganized into the corresponding share class of the Fund. After the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

Columbia Tax-Exempt Reserves, February 28, 2010 (Unaudited)

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Columbia Tax-Exempt Reserves, February 28, 2010 (Unaudited)

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2009 was as follows:

Distributions paid from:
Tax-Exempt Income	$127,807,009
Ordinary Income*	1,821,288
Long-Term Capital Gains	76,531

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.15% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the six month period ended February 28, 2010, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Bank of America, N.A., an indirect parent company of Columbia, entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes the sale of the part of the asset management business that advises long-term mutual funds, but does not include the sale of the part of the asset management business that advises the Fund. The transaction is subject to certain approvals and other conditions to closing and is currently expected to close on or about May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Fund and its investment advisor, administrator and distributor will change as shown in the following table:

	Current Name	New Name
Fund:	Columbia Tax-Exempt Reserves	BofA Tax-Exempt Reserves

Advisor/Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC

Distributor:	Columbia Management Distributors, Inc.	BofA Distributors, Inc.

Columbia Tax-Exempt Reserves, February 28, 2010 (Unaudited)

Effective upon the Closing, references to the current names of the Fund, Columbia and Columbia Management Distributors, Inc. will be deemed to be references to their respective new names. Certain other changes will also occur upon the Closing.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by Columbia in the performance of services under the Services Agreement. The Services Agreement will be terminated upon the Closing, and the services provided thereunder will be covered under an amended administration agreement with Columbia.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2010, no minimum account balance fees were charged by the Fund. Effective upon the Closing, it is expected that the Fund will engage BFDS as its new transfer agent.

Columbia Tax-Exempt Reserves, February 28, 2010 (Unaudited)

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Retail A shares	0.09%	0.09%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class A shares	0.10%	0.10%
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the

Columbia Tax-Exempt Reserves, February 28, 2010 (Unaudited)

Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 28, 2010, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the six month
2013	2012	2011	2010	recovery	period ended 02/28/10
$2,820,037	$6,391,951	$4,855,011	$3,149,826	$17,216,825	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended February 28, 2010, these custody credits reduced total expenses by $35 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual

Columbia Tax-Exempt Reserves, February 28, 2010 (Unaudited)

administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2010, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2010, 90.5% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2010, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to the Fund's shares.

Under the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss in the event that the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Fund paid $4,273,568 to the Treasury to participate in the Program. This fee was expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 4.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution

Columbia Tax-Exempt Reserves, February 28, 2010 (Unaudited)

plan began in mid-June 2008 and the distribution earmarked for the Columbia Funds and their shareholders has been substantially completed.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA" or the "Adviser") for Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Daily Cash Reserves, Columbia Government Reserves, Columbia Government Plus Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves and Columbia Treasury Reserves. The investment advisory agreement with CMA is referred to as an "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at meetings held on November 5-6, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at http://www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss each Fund's performance with its respective portfolio manager(s). In addition to these meetings, the Investment Committee receives and discusses performance reports at its quarterly meetings. The Contracts Review Committee of the Board also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

The Board noted that Bank of America, N.A., the parent company of the Adviser, had entered into an agreement to sell a portion of the asset management business of the Adviser to Ameriprise Financial, Inc. (the "Transaction"). The Board noted that the Transaction was expected to close in the spring of 2010 and that its review of the Advisory Agreement was separate and distinct from any analysis regarding new advisory or sub-advisory arrangements that may result from the closing of the Transaction.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by CMA under the Advisory Agreement. The most recent investment adviser registration form for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Funds and CMA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of CMA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by CMA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to CMA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in their respective Peer Groups (as defined below).

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of Funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, and independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to actual management fees; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered certain risk-adjusted performance data.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rates and the Actual Management Rates, as

well as on other relationships between the Funds and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues declined over a five-year period during which fund assets increased by 53% and the shareholder benefit over a four-year period has remained steady at approximately 33% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to their other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationship with the Funds. Such benefits could include, among others, benefits attributable to CMA's relationship with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Funds and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receives throughout the year. In this regard, the Board and its Committees review reports of CMA at each of its quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, at the June Investment Committee meeting.

Fund-Specific Considerations for Certain "Review" Funds. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

Columbia Tax-Exempt Reserves—The Board engaged in further review of Columbia Tax-Exempt Reserves because its Actual Management Rate was appreciably above the median range of its Peer Group. However, the Board noted factors such as the positive performance of the Fund relative to its performance Universe over some periods and the Fund's emphasis on liquidity and capital preservation over yield. The Board also noted the implementation of a revised cash management platform throughout 2009. Taking into account these matters and other factors considered, the Board concluded that the Fund's Actual Management Rate was acceptable.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

November 12, 2009

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fifth annual written evaluation of the fee negotiation process. As was the case with the 2007 and 2008 reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees ... using ... an annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds are treated in a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2008 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund, subject to the following: on September 30, 2009, Ameriprise Financial, Inc. ("Ameriprise") announced that it had agreed to purchase the investment management business of CMG with the exception of its cash and liquidity management business which includes the Nations money market Funds. As a result, the Trustees requested information from CMG as to the plans of CMG and its parent with respect to the provision of investment management services to those Funds after the consummation of the proposed transaction. As of the date of this report, that information has not yet been provided. However, as the transaction is not expected to close until the spring of 2010, the Trustees concluded that they would have ample opportunity to take appropriate steps with respect to the investment management agreements of the money market Funds, including invoking the 60-day termination provisions of those agreements, in response to the information to be provided by CMG and reviewed by the IFC.

In my view, the process by which the proposed management fees of the Funds have been negotiated in 2009 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds was relatively strong for the measuring periods ending March 31, 2009. Between one-third and nearly one-half of the Funds were ranked in either the first or second quintiles in the one-, three-, five-, and 10-year periods, and no more than 8% were in the fifth quintile for these periods. Overall, the performance was stronger in the two longer periods.

4.  The strongest performing groups over the one-, three-, and five-year periods were active equity, quantitative strategies, and, to a lesser extent, money market Funds. Sub-advised Funds were the weakest performers, with over 60% of the Funds in the bottom two quintiles in the one- and three-year periods. For the same two periods, no more than 15% percent of the sub-advised Funds were in the top two quintiles. Almost half of fixed-income Funds ranked in the bottom two quintiles in the one- and three-year periods.

5.  Overall performance of the Funds was less robust in 2009 than in 2008 and 2007 for the one- and three-year performance periods. For example, 62% of the Funds were in the top two quintiles in 2007 for the one-year period compared with 33% in 2009. The ranks of those in the bottom two quintiles rose significantly between 2007 and 2009, led by money market and fixed-income Funds in the one- and three-year periods. For the three-year period, there was a similar trend with respect to sub-advised Funds.

6.  The performance of the active equity Funds against their benchmarks was strong for the one-, three-, and five-year performance periods. In contrast, more than half of the sub-advised Funds failed to beat their benchmarks on a net basis in the one- and three-year periods. The fixed-income Funds consistently produced gross returns below those of their benchmarks. Lipper quintile rankings of the actively managed equity Funds are highly correlated with their performance against their benchmarks in the sense that net returns in excess of the benchmark appear necessary to achieve a ranking in one of the top three quintiles. No such correlation was observed for fixed-income and quantitative strategies Funds.

7.  The equity Funds' overall performance adjusted for risk was mixed. Based upon three-year returns, less than 40% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes; 60% were in the bottom half of their universes. About 30% of the fixed income Funds posted high returns and low risk relative to comparable funds. Over 60% of the fixed-income Funds took on more risk than the typical fund in their performance universes.

8.  The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Nations Funds are compared with funds in performance universes that include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a "filtered universe") lowers the relative performance for the Funds, but generally not to a material extent. The filtering process, however, did identify two Funds for further review that had not been so identified using unfiltered universes.

9.  A small number of Funds have consistently underperformed over the past five years. The exact number depends on the criteria used to evaluate longer-term performance. For example, six different Funds have had below-median performance in at least four out of the five years between 2005 and 2009 for either the one- or three-year performance periods from 2005 to 2009. If the threshold were the 60th percentile, only two Funds would have satisfied the criteria.

10.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance, and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

11.  The Funds' management fees and total expenses are generally low relative to those of their peers, with over half the Funds ranking in the most favorable two quintiles. For total expenses, slightly more than one-quarter are in the bottom two quintiles, while slightly less than two-fifths are in the bottom two quintiles for actual management fees. Fixed-income and quantitative strategies Funds have the lowest fees and expenses relative to their peers. The sub-advised Funds account for the majority of Funds in the fifth quintile for both management fees and total expenses.

12.  The distribution of management fee rankings has changed little over the past three years, while the distribution of total expense rankings has moved in the direction of higher expenses. The most notable change involving total expenses has been a shift in the number of Funds from the first to the second quintile.

13.  The management fees of the non-subadvised Funds are generally in line with those of Columbia Funds supervised by the Atlantic Board of Trustees (the "Atlantic Funds"). The sub-advised large cap equity, international equity, and high yield Funds, however, generally have higher management fees than those of comparable Atlantic and non-subadvised Funds.

14.  The implementation of the new program of voluntary expense limits appears to have been associated, on balance, with less favorable expense rankings. This result reflects increases in expense limits for certain Funds, the removal of fee waivers, and the shift of certain expenses from CMA to the Funds. The decline in expense rankings is less significant, however, than CMA projected in December 2008.

D. Trustees' Advisory Contract Review Process

15.  The Trustees' evaluation process identified 22 Funds in 2009 for further review based upon long-standing criteria relating to their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. At the November meeting, CMG provided further information about each of those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

16.  CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, the establishment of expense limits for each Fund, enhanced shareholder services, fund mergers, and operational consolidation.

17.  An examination of the contractual fee schedules for five Nations Funds shows that the schedules for Small Cap II, Municipal Reserves, and Treasury Reserves compare favorably with those of their competitors, while the subadvised Marsico Growth and High Yield VS Funds have schedules generally above those of their peers, including funds that do not have a sub-adviser. The group fee with breakpoints that characterizes the money market Fund schedules is not typically found among competitors, nearly all of which have flat fee schedules.

F. Management Fees Charged to Institutional Clients

18.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, actual and scheduled institutional fees are generally, but not always, lower than the Funds' management fees. CMG provided additional data this year demonstrating that at small asset levels, the effective fee of certain Funds may be equal to or less than institutional fee levels at those asset levels, due to the effect of expense limits on small funds with high gross expenses. CMG also analyzed the differences between the services provided and risks borne on the one hand by a manager of mutual funds and on the other by institutional advisers, and suggested that these differences should be kept in mind when Trustees review the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

19.  The activity-based cost allocation methodology employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG further refined the technique by allocating additional indirect expenses on an activity basis.

20.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses of and profitability to CMG arising out of its relationships with the Funds.

21.  CMG provided a firm-wide pro forma 2009 income statement demonstrating the effect of market events beginning in the fourth quarter of 2008 on its revenues and profitability to provide an additional perspective on calendar 2008 profitability data.

22.  In 2008, CMG's pre-tax pre- and post-distribution margins on the Nations Funds were above the industry mean and median, based on limited data available for publicly held mutual fund managers and excluding the costs of CMG's money market capital support programs. However, as is to be expected in a 63-Fund complex, some Nations Funds had relatively high pre-tax profit margins in 2008, when calculated solely with respect to management revenues and expenses, while other Nations Funds operated at a loss. There is a positive relationship between Fund size and profitability to CMG, with smaller Funds generally operating at a loss to CMG.

23.  CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, with respect to assets of its clients invested in Nations Funds to compensate it for services it performs with respect to those client assets and for the effect of state law limitations on affiliates charging multiple fees. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for identifying a Fund for further review (a "Review Fund") to include criteria that focus exclusively on performance. They may also wish to consider whether it would be useful to apply CMG's own internal monitoring standards for Fund performance to the contract review process, or whether such criteria are more relevant to their ongoing investment oversight.

2)  Presentation of Review Fund discussion. CMG should consider whether it could more systematically present in one discussion all relevant information regarding each Review Fund, which is now split into several different portions of the 15(c) materials. For any Fund that has been a Review Fund in consecutive years, CMG should address under what circumstances it could reasonably be anticipated that the Fund would lose that status.

3)  Refinement of tax-exempt performance data. Certain single-state tax-exempt Funds compete in extremely small universes and are compared to a multi-state benchmark of uncertain relevance. Notwithstanding the difficulties, CMG should work to improve the reliability of the calculation of relative performance of these Funds. If that is not possible, CMG should provide guidance on how the Trustees should judge the quality of CMG's management of these Funds.

4)  Development of risk metrics for asset-allocation, tax-exempt, and money market Funds. CMG has developed and shared with the Trustees quantitative risk metrics comparing equity and taxable fixed-income Funds against their peers. However, reliable risk metrics have not been developed for asset-allocation, tax-exempt fixed income, and money market Funds. We urge CMG to continue its efforts to provide reliable risk measures for these categories of Funds, especially in the cases of asset-allocation and money market funds, because their investors are likely to be motivated at least in part by a desire to manage risk.

5)  Profitability data. For any period during which CMG is an affiliate of U.S. Trust, Bank of America Private Wealth Management, CMG should continue to present to the Trustees the profitability of each Fund, each investment style and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

d.  Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

6)  Contractual fee analysis. This year CMG presented a new Lipper report comparing the contractual management fees of Funds with those of competitors in similar investment styles. However, the reliability of the conclusion—that Fund management fee breakpoints compared favorably with competitive fee rates—was limited by the use of competitive funds at all asset levels. The sponsors of a $100 million mutual fund may not have given much thought to breakpoints at $5 billion; therefore, that fund's contractual fee at that level is unlikely to compare favorably with that of a $5 billion Fund. Limiting the competitors to the Lipper expense group, whose constituents are similar in size to the relevant Fund, would make the results more meaningful. In addition, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

7)  Pro forma profitability data. In any year in which CMG or the Trustees believe that the prior year's profitability is unlikely to be representative of current business results due to changes in markets or for any other reason, CMG should, consistent with this year's practice, prepare a pro forma income statement based on year-to-date actual data and reasonable projections used for its own business planning purposes.

8)  Additional institutional data and analysis. While CMG provided a substantial amount of information on its institutional business, we suggest some additional items for future years: (a) profitability data for the institutional business in the format, and based upon the same allocation methodologies, used to present Fund profitability, (b) an explanation of how CMA sets institutional fee breakpoints, which normally begin at asset levels far lower than those found in Fund management fee breakpoints, and (c) distinguishing in all institutional fee materials fees of accounts acquired prior to the development of current fee schedules (so-called "legacy" accounts) from the fees of accounts launched after that time.

9)  Management fee disparities. In any future study of management fees, CMG and the Nations Trustees should analyze the differences in management fee schedules. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families sponsored by CMG, such as differences in the management styles of different Funds included the same Lipper category. Finally, if CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

10)  Explanation of data supplied to Lipper. Each year, as part of the 15(c) process, CMG retains Lipper to compare the fees and expenses of each Fund to a group of competitors. In many cases, CMG, with the approval of the Trustees, adjusts the actual expense data, which is based on the most recent full fiscal year of the Fund (and each competitive fund) to reflect changes in fees or expense limits that occurred during or after the relevant fiscal year. This improves the reliability and usefulness of the comparison. However, to ensure that the Trustees know when and how CMG adjusted the data, we recommend that CMG prepare a table listing for each Fund what adjustments were made, e.g., to reflect a new expense limitation of x basis points that commenced on y date.

11)  Reduction of volume of paper documents submitted. The effort to streamline and better organize the data presented to the Trustees and the process by which that data was prepared and organized continued to be well-received by all parties. Notwithstanding past success, it is always appropriate to look for opportunities to reduce and simplify the presentation of 15(c) data. One possibility would be to remove the 127 pages of biographical data, most if not all of which the Trustees have previously seen as part of their ongoing investment oversight duties, from the paper volume and post it on the Internet-based document storage and retrieval system used by the Funds to provide reference data to Trustees.

Respectfully submitted,
Steven E. Asher

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Tax-Exempt Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Tax-Exempt Reserves

Semiannual Report, February 28, 2010

©2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/35033-0210 (04/10) 10/B10645

Columbia Management®

Semiannual Report

February 28, 2010

Columbia Cash Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	11

Statement of Operations	13

Statement of Changes in Net Assets	14

Financial Highlights	17

Notes to Financial Statements	29

Board Consideration and Re-Approval of Investment Advisory Agreement	39

Summary of Management Fee Evaluation by Independent Fee Consultant	43

Important Information About This Report	49

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Bank of America, N.A. previously announced its decision to sell Columbia Management's long-term asset management business to Ameriprise Financial, Inc. This includes the management of Columbia Management's equity and fixed-income mutual funds but not the money market funds. This transaction is subject to certain approvals and other conditions of closing and is currently expected to occur this spring. Bank of America also previously announced that it will retain Columbia Management's cash business, including the management of Columbia Management's money market funds.

The bank decided to retain the cash business based on the breadth of its product offering and the depth of its client relationships. Columbia Management's cash business will remain with Bank of America within the Global Wealth and Investment Management organization and will be led by Michael Pelzar as head of the cash business effective as of the closing of Bank of America's sale of Columbia Management's long-term asset management business to Ameriprise Financial. We want to assure you that the cash funds' portfolio managers continue to focus on providing uninterrupted service to fund shareholders.

Effective at the time of the closing, the cash business will use the name BofATM Global Capital Management. The advisor will remain the same and will be renamed BofA Advisors, LLC. The cash business will continue to offer a wide array of liquidity products including the current Columbia money market funds, which will be rebranded as BofA Funds.

Meanwhile, transition teams across the company have been formed to oversee integration efforts including rebranding initiatives and client communications. As a valued investor in Columbia Management's money market funds, please know that our goal is to ensure a smooth transition and provide you with the highest quality products and services. We are working diligently to seek a seamless transition for our clients and will keep you informed as the transition progresses.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Understanding Your Expenses – Columbia Cash Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/09 – 02/28/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.60	1,023.80	0.99	1.00	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,023.31	1.49	1.51	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Class A Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Class B Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Class C Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Class Z Shares	1,000.00	1,000.00	1,000.60	1,023.80	0.99	1.00	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.40	1,023.60	1.19	1.20	0.24
Marsico Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Cash Reserves

February 28, 2010 (Unaudited)

Certificates of Deposit – 38.2%
	Par ($)	Value ($)
Allied Irish Banks PLC
0.500% 03/16/10	283,000,000	283,000,000
0.500% 03/19/10	117,000,000	117,000,000
0.600% 04/15/10	283,550,000	283,550,000
0.600% 04/20/10	117,201,000	117,201,000
Banco Bilbao Vizcaya Argentaria/NY
0.235% 03/01/10	73,000,000	73,000,000
0.275% 03/02/10	23,000,000	23,000,003
0.280% 03/10/10	155,000,000	155,000,194
0.290% 03/03/10	258,500,000	258,500,067
Bank of Montreal
0.200% 03/08/10	140,000,000	140,000,000
Bank of Nova Scotia
0.756% 03/10/10	10,000,000	10,001,389
Bank of Tokyo Mitsubishi Ltd. NY
0.205% 03/05/10	306,500,000	306,500,170
0.240% 03/02/10	151,500,000	151,500,000
0.240% 03/04/10	187,500,000	187,500,000
Barclays Bank PLC
0.440% 05/07/10	225,000,000	225,000,000
0.450% 04/27/10	430,000,000	430,000,000
0.575% 03/15/10	211,000,000	211,000,000
0.590% 03/05/10	52,000,000	52,000,000
0.590% 03/08/10	295,000,000	295,000,000
BNP Paribas
0.230% 03/09/10	20,000,000	20,000,000
0.230% 03/10/10	190,000,000	190,000,000
0.230% 05/26/10	390,500,000	390,500,000
0.240% 06/11/10	215,000,000	215,000,000
Calyon New York
0.220% 04/23/10	159,500,000	159,500,000
0.220% 05/04/10	180,000,000	180,000,000
Credit Agricole SA
0.300% 07/26/10	295,000,000	295,000,000
0.300% 08/02/10	200,000,000	200,000,000
0.320% 08/19/10	145,000,000	145,000,000
0.320% 08/23/10	230,000,000	230,000,000
Credit Industriel et Commercial
0.370% 03/26/10	453,000,000	453,000,000
0.395% 03/18/10	450,000,000	450,001,061
Dexia Credit Local S.A.
0.270% 03/25/10	181,700,000	181,700,000
0.270% 04/01/10	362,000,000	362,000,000
HSBC Bank PLC
0.320% 08/25/10	287,000,000	287,000,000
0.325% 03/29/10	90,000,000	90,000,000

	Par ($)	Value ($)
Natixis/New York NY
0.220% 03/01/10	248,850,000	248,850,000
0.220% 03/19/10	97,500,000	97,500,000
0.230% 03/12/10	21,000,000	20,998,524
0.230% 03/12/10	330,000,000	330,000,000
Rabobank Nederland NV/NY
0.350% 03/24/10	123,000,000	123,000,000
Societe Generale NY
0.220% 03/04/10	273,500,000	273,500,000
0.230% 03/29/10	279,500,000	279,500,000
0.250% 03/01/10	306,000,000	306,000,000
Sumitomo Mitsui Banking Corp./New York
0.210% 05/11/10	199,200,000	199,200,000
0.220% 05/14/10	129,000,000	129,000,000
Toronto Dominion Bank/NY
0.330% 03/18/10	92,000,000	92,000,867
UBS AG/Stamford CT
0.340% 04/30/10	112,000,000	112,000,000
0.420% 06/14/10	261,000,000	261,000,000
0.460% 05/27/10	117,000,000	117,000,000
0.480% 05/28/10	262,000,000	262,000,000
0.510% 05/21/10	300,000,000	300,000,000
0.520% 05/19/10	252,000,000	252,000,000
Total Certificates of Deposit (cost of $10,571,003,275)		10,571,003,275
Commercial Paper – 37.8%
American Honda Finance Corp.
0.190% 03/02/10 (a)	41,000,000	40,999,784
0.190% 03/17/10 (a)	27,000,000	26,997,720
Atlantis One Funding Corp.
0.260% 07/14/10 (a)(b)	152,000,000	151,999,977
0.280% 07/06/10 (a)(b)	58,000,000	57,942,709
0.305% 07/13/10 (a)(b)	103,000,000	102,883,066
0.310% 07/07/10 (a)(b)	197,000,000	196,782,862
0.310% 07/19/10 (a)(b)	83,000,000	82,899,939
0.330% 04/06/10 (a)(b)	184,000,000	183,939,280
Barton Capital Corp.
0.200% 04/05/10 (a)(b)	48,000,000	47,990,667
0.200% 05/03/10 (a)(b)	55,269,000	55,249,656
0.200% 05/14/10 (a)(b)	24,000,000	23,990,133
BNZ International Funding Ltd.
0.250% 03/12/10 (a)(b)	100,000,000	99,992,361
0.260% 03/01/10 (a)(b)	55,000,000	55,000,000

See Accompanying Notes to Financial Statements.

2

Columbia Cash Reserves

February 28, 2010 (Unaudited)

Commercial Paper (continued)
	Par ($)	Value ($)
Cancara Asset Securitisation LLC
0.230% 03/19/10 (a)(b)	340,000,000	339,960,900
0.230% 04/08/10 (a)(b)	130,000,000	129,968,439
0.230% 04/12/10 (a)(b)	43,000,000	42,988,462
0.240% 04/07/10 (a)(b)	30,000,000	29,992,600
Citibank Credit Master Trust
0.120% 03/01/10 (a)	175,000,000	175,000,000
Citigroup Funding, Inc.
0.200% 03/24/10 (a)	313,300,000	313,259,967
Coca-Cola Co.
0.180% 03/17/10 (a)(b)	25,500,000	25,497,960
0.200% 04/13/10 (a)(b)	10,000,000	9,997,611
Dexia Delaware LLC
0.285% 03/03/10 (a)	265,000,000	264,995,804
E.ON AG
0.230% 05/18/10 (a)(b)	117,000,000	116,941,695
Edison Asset Securitization LLC
0.210% 03/09/10 (a)(b)	17,000,000	16,999,207
0.210% 03/16/10 (a)(b)	84,000,000	83,992,650
0.210% 03/29/10 (a)(b)	72,329,000	72,317,186
ENI Coordination Center SA
0.195% 04/26/10 (a)	41,350,000	41,337,457
0.200% 04/20/10 (a)	30,000,000	29,991,667
Fairway Finance LLC
0.190% 04/19/10 (a)(b)	26,000,000	25,993,276
0.200% 03/02/10 (a)(b)	51,940,000	51,939,711
0.200% 03/08/10 (a)(b)	23,776,000	23,775,075
0.210% 03/16/10 (a)(b)	9,000,000	8,999,213
Falcon Asset Securitization Co. LLC
0.200% 05/25/10 (a)	86,000,000	85,959,389
FCAR Owner Trust
0.230% 04/01/10 (a)	81,000,000	80,983,958
0.250% 03/01/10 (a)	173,000,000	173,000,000
0.250% 03/05/10 (a)	23,400,000	23,399,350
0.250% 03/10/10 (a)	10,700,000	10,699,331
0.250% 03/18/10 (a)	32,000,000	31,996,222
0.250% 03/19/10 (a)	88,000,000	87,989,000
0.250% 04/01/10 (a)	40,000,000	39,991,389
Gemini Securitization Corp. LLC
0.200% 03/01/10 (a)(b)	43,000,000	43,000,000
0.200% 05/10/10 (a)(b)	64,000,000	63,975,111
General Electric Capital Corp.
0.220% 04/20/10 (a)	257,000,000	256,921,472
0.220% 04/21/10 (a)	192,500,000	192,440,004
0.220% 07/02/10 (a)	75,000,000	74,943,625

	Par ($)	Value ($)
0.240% 03/24/10 (a)	60,000,000	59,990,800
0.240% 04/08/10 (a)	50,000,000	49,987,333
0.240% 04/12/10 (a)	173,000,000	172,951,560
0.260% 07/02/10 (a)	118,000,000	117,895,177
0.260% 07/09/10 (a)	190,000,000	189,821,611
0.300% 04/16/10 (a)	96,000,000	95,963,200
Governor & Co. of the Bank of Ireland
0.500% 03/23/10 (a)(b)	334,500,000	334,500,000
0.600% 04/21/10 (a)(b)	169,225,000	169,081,159
0.600% 04/21/10 (a)(b)	165,000,000	165,000,000
Grampian Funding LLC
0.260% 05/04/10 (a)(b)	126,000,000	125,941,760
0.270% 04/19/10 (a)(b)	240,000,000	239,911,800
0.270% 04/22/10 (a)(b)	334,550,000	334,419,526
0.310% 03/03/10 (a)(b)	170,000,000	169,997,072
Johnson & Johnson
0.200% 06/10/10 (a)(b)	115,000,000	114,935,472
Liberty Street Funding LLC
0.200% 03/12/10 (a)(b)	11,500,000	11,499,297
LMA Americas LLC
0.190% 04/14/10 (a)(b)	67,900,000	67,884,232
Matchpoint Master Trust
0.300% 05/10/10 (a)(b)	85,000,000	84,950,417
0.300% 05/25/10 (a)(b)	33,000,000	32,976,625
0.320% 05/10/10 (a)(b)	111,676,000	111,606,513
MetLife Short Term Funding LLC
0.350% 03/29/10 (a)(b)	22,000,000	21,994,011
0.390% 03/23/10 (a)(b)	14,000,000	13,996,663
0.400% 03/03/10 (a)(b)	46,000,000	45,998,978
0.400% 03/09/10 (a)(b)	38,000,000	37,996,622
0.420% 03/08/10 (a)(b)	61,000,000	60,995,018
Nestle Finance International Ltd.
0.270% 08/24/10 (a)	76,000,000	75,899,680
Old Line Funding LLC
0.190% 03/08/10 (a)(b)	27,000,000	26,999,003
0.200% 03/02/10 (a)(b)	10,000,000	9,999,944
0.200% 03/08/10 (a)(b)	32,521,000	32,519,735
Prudential PLC
0.200% 04/15/10 (a)	27,700,000	27,693,075
0.200% 04/19/10 (a)	103,000,000	102,971,961
0.240% 04/06/10 (a)	105,000,000	104,974,800
0.240% 05/24/10 (a)	115,000,000	114,935,600
Royal Park Investments Funding Corp.
0.220% 04/07/10 (a)(b)	98,000,000	97,977,841
0.230% 03/23/10 (a)(b)	169,000,000	168,976,246

See Accompanying Notes to Financial Statements.

3

Columbia Cash Reserves

February 28, 2010 (Unaudited)

Commercial Paper (continued)
	Par ($)	Value ($)
0.230% 03/24/10 (a)(b)	288,500,000	288,457,607
0.240% 04/07/10 (a)(b)	193,000,000	192,952,393
Santander Central Hispano Finance Delaware, Inc.
0.280% 07/21/10 (a)	296,000,000	295,673,085
0.310% 04/30/10 (a)	91,000,000	90,952,983
Sheffield Receivable Corp.
0.200% 05/19/10 (a)(b)	30,000,000	29,986,833
Societe de Prise de Participation de l'Etat
0.200% 03/02/10 (a)(b)	16,000,000	15,999,911
0.205% 05/20/10 (a)(b)	177,000,000	176,919,367
0.205% 05/21/10 (a)(b)	151,000,000	150,930,351
0.250% 05/27/10 (a)(b)	86,000,000	85,948,042
Thunder Bay Funding LLC
0.200% 03/11/10 (a)(b)	67,694,000	67,690,239
Total Capital Canada Ltd.
0.190% 03/04/10 (a)(b)	60,000,000	59,999,050
Toyota Credit Canada, Inc.
0.230% 03/12/10 (a)	64,000,000	63,995,502
0.230% 04/05/10 (a)	25,000,000	24,994,410
0.240% 04/07/10 (a)	30,000,000	29,992,600
Toyota Financial Services de Puerto Rico, Inc.
0.210% 03/05/10 (a)	5,500,000	5,499,872
0.210% 03/08/10 (a)	50,000,000	49,997,958
0.240% 04/05/10 (a)	22,000,000	21,994,867
Toyota Motor Credit Corp.
0.200% 03/04/10 (a)	128,000,000	127,997,867
0.200% 03/17/10 (a)	201,500,000	201,482,089
0.200% 03/18/10 (a)	162,100,000	162,084,691
0.220% 03/10/10 (a)	41,000,000	40,997,745
0.220% 03/12/10 (a)	150,000,000	149,989,917
0.220% 03/17/10 (a)	127,000,000	126,987,582
0.360% 04/12/10 (a)	42,000,000	41,982,360
0.360% 04/13/10 (a)	275,000,000	274,881,750
Total Commercial Paper (cost of $10,467,547,687)		10,467,547,687
Government & Agency Obligations – 10.3%
U.S. Government Agencies – 8.9%
Federal Farm Credit Bank
0.159% 07/20/11 (04/20/10) (c)(d)	135,000,000	134,998,727
Federal Home Loan Bank
0.049% 11/05/10 (05/07/10) (c)(d)	231,000,000	230,952,681
0.059% 10/29/10 (04/30/10) (c)(d)	108,000,000	107,995,578

	Par ($)	Value ($)
Federal Home Loan Mortgage Corp.
0.109% 02/01/11 (05/01/10) (c)(d)	345,000,000	345,038,548
0.180% 07/07/10 (e)	63,000,000	62,959,680
0.195% 07/19/10 (e)	37,362,000	37,333,667
0.299% 01/28/11 (04/30/10) (c)(d)	15,000,000	15,030,866
0.303% 04/07/11 (04/07/10) (c)(d)	493,000,000	493,132,399
0.310% 11/10/10 (e)	112,000,000	111,755,031
0.327% 03/09/11 (03/09/10) (c)(d)	889,000,000	891,013,268
Federal National Mortgage Association
0.250% 10/01/10 (e)	30,000,000	29,955,417
U.S. Government Agencies Total		2,460,165,862
U.S. Government Obligations – 1.4%
U.S. Treasury Bills
0.180% 08/26/10 (e)	80,000,000	79,928,800
0.200% 07/01/10 (e)	114,000,000	113,922,733
U.S. Treasury Note
2.000% 09/30/10 (e)	184,000,000	185,719,511
U.S. Government Obligations Total		379,571,044
Total Government & Agency Obligations (cost of $2,839,736,906)		2,839,736,906
Municipal Bonds (f) – 0.9%
Colorado – 0.5%
CO Colorado Springs
Series 2002, SPA: State Street Bank & Trust Co. 0.230% 11/01/27 (03/04/10) (d)	1,250,000	1,250,000
CO Housing & Finance Authority
Class 2004 B1, SPA: Dexia Credit Local 0.310% 11/01/34 (03/03/10) (d)	5,645,000	5,645,000
Series 1996, LIQ FAC: FNMA 0.170% 10/15/16 (03/03/10) (d)	7,260,000	7,260,000
Series 2001 AA1, LOC: FNMA LOC: FHLMC 0.220% 05/01/41 (03/03/10) (d)	3,000,000	3,000,000

See Accompanying Notes to Financial Statements.

4

Columbia Cash Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (f) (continued)
	Par ($)	Value ($)
Series 2002 A1, SPA: FHLB 0.250% 11/01/13 (03/03/10) (d)	1,925,000	1,925,000
Series 2002, LOC: FNMA LOC: FHLMC 0.250% 11/01/36 (03/03/10) (d)	4,430,000	4,430,000
Series 2003 A-2, SPA: FHLB 0.230% 10/01/33 (03/03/10) (d)	6,800,000	6,800,000
Series 2003 A1: LOC: FNMA LOC: FHLMC 0.250% 11/01/30 (03/03/10) (d)	3,000,000	3,000,000
SPA: Federal Home Loan Bank 0.230% 10/01/33 (03/03/10) (d)	10,500,000	10,500,000
Series 2004 A1, SPA: FHLB 0.200% 10/01/34 (03/03/10) (d)	22,000,000	22,000,000
Series 2005 B-1, SPA: FHLB 0.220% 04/01/40 (03/03/10) (d)	6,945,000	6,945,000
Series 2006 B1, LOC: FNMA LOC: FHLMC 0.260% 11/01/36 (03/03/10) (d)	9,000,000	9,000,000
Series 2006 C1, LOC: FNMA LOC: FHLMC 0.260% 11/01/36 (03/03/10) (d)	9,000,000	9,000,000
Series 2006 CL1, SPA: FHLB 0.230% 11/01/36 (03/03/10) (d)	3,570,000	3,570,000
Series 2007 C1, LOC: FNMA LOC: FHLMC 0.260% 11/01/37 (03/03/10) (d)	14,840,000	14,840,000

	Par ($)	Value ($)
Series 2008 A1, SPA: FHLB 0.220% 04/01/29 (03/03/10) (d)	14,000,000	14,000,000
Series 2008 C1, SPA: FHLB 0.200% 10/01/38 (03/03/10) (d)	8,000,000	8,000,000
Colorado Total		131,165,000
Florida – 0.0%
FL Miami-Dade County Industrial Development Authority
South Florida Stadium, Series 2007, LOC: TD Bank N.A. 0.210% 07/01/37 (03/04/10) (d)	10,000,000	10,000,000
Florida Total		10,000,000
Idaho – 0.0%
ID Housing & Finance Association
Series 2007 F-2, LIQ FAC: Lloyds TSB Bank PLC 0.260% 01/01/39 (03/03/10) (d)	905,000	905,000
Idaho Total		905,000
Illinois – 0.0%
IL Midwestern University Foundation
Series 2009 A, LOC: Royal Bank of Canada 0.260% 04/01/44 (03/04/10) (d)	10,000,000	10,000,000
Illinois Total		10,000,000
Iowa – 0.1%
IA Finance Authority
Series 2004 B, SPA: FHLB 0.210% 07/01/34 (03/04/10) (d)	8,000,000	8,000,000
Series 2007 G, SPA: FHLB 0.220% 01/01/38 (03/04/10) (d)	3,000,000	3,000,000
Iowa Total		11,000,000

See Accompanying Notes to Financial Statements.

5

Columbia Cash Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (f) (continued)
	Par ($)	Value ($)
Minnesota – 0.0%
MN Montrose
Lyman Lumber Co. Series 2001, LOC: U.S. Bank NA 0.260% 05/01/26 (03/04/10) (d)	1,470,000	1,470,000
Minnesota Total		1,470,000
New Hampshire – 0.0%
NH Health & Education Facilities Authority
Dartmouth College, Series 2007 C, SPA: JPMorgan Chase Bank 0.230% 06/01/41 (03/03/10) (d)	4,000,000	4,000,000
New Hampshire Total		4,000,000
North Carolina – 0.0%
NC Catawba
Series 2009, LOC: Branch Banking & Trust 0.300% 10/01/34 (03/04/10) (d)	5,350,000	5,350,000
North Carolina Total		5,350,000
Oregon – 0.1%
OR Housing & Community Services Department
Series 2005 C, SPA: State Street Bank & Trust Co. 0.180% 07/01/35 (03/03/10) (d)	10,500,000	10,500,000
Series 2006 C, AMT, SPA: State Street Bank & Trust Co. 0.200% 07/01/36 (03/04/10) (d)	5,000,000	5,000,000
Series 2006 F, SPA: State Street Bank & Trust Co. 0.220% 07/01/37 (03/04/10) (d)	20,000,000	20,000,000
Oregon Total		35,500,000

	Par ($)	Value ($)
Texas – 0.1%
TX State
Series 2003 I, SPA: Dexia Credit Local 0.220% 06/01/21 (03/03/10) (d)	4,900,000	4,900,000
Series 2004, SPA: State Street Bank & Trust Co. 0.270% 12/01/24 (03/02/10) (d)	2,250,000	2,250,000
Series 2005 B, SPA: National Australia Bank 0.230% 06/01/45 (03/04/10) (d)	3,025,000	3,025,000
Series 2006 C, SPA Dexia Credit Local 0.230% 12/01/27 (03/03/10) (d)	1,605,000	1,605,000
Series 2009, SPA: JPMorgan Chase Bank 0.230% 06/01/31 (03/03/10) (d)	9,700,000	9,700,000
Texas Total		21,480,000
Virginia – 0.0%
VA Falls Church Economic Development Authority
Tax Analysts, Series 2006, LOC: Citibank N.A. 0.260% 07/01/21 (03/03/10) (d)	1,600,000	1,600,000
Virginia Total		1,600,000
Wisconsin – 0.1%
WI Housing & Economic Development Authority
Series 2007 D: SPA: Fortis Bank SA 0.230% 09/01/27 (03/03/10) (d)	13,500,000	13,500,000
SPA: Fortis Bank SA/NV 0.230% 09/01/34 (03/03/10) (d)	1,450,000	1,450,000
Wisconsin Total		14,950,000
Total Municipal Bonds (cost of $247,420,000)		247,420,000

See Accompanying Notes to Financial Statements.

6

Columbia Cash Reserves

February 28, 2010 (Unaudited)

Time Deposit – 0.9%
	Par ($)	Value ($)
Deutsche Bank AG
0.100% 03/01/10	259,409,000	259,409,000
Total Time Deposit (cost of $259,409,000)		259,409,000
Corporate Bond – 0.0%
Metropolitan Life Global Funding I
4.500% 05/05/10	3,000,000	3,022,433
Total Corporate Bond (cost of $3,022,433)		3,022,433
Repurchase Agreements – 12.6%
Repurchase agreement with Barclays Capital, dated 02/03/10, due 04/05/10 at 0.330%, collateralized by corporate bonds with various maturities to 06/18/19, market value $244,650,001 (repurchase proceeds $233,130,286)	233,000,000	233,000,000
Repurchase agreement with Barclays Capital, dated 02/26/10, due 03/01/10 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 05/15/15, market value $144,840,093 (repurchase proceeds $142,001,183)	142,000,000	142,000,000
Repurchase agreement with BNP Paribas, dated 01/22/10, due 04/22/10 at 0.260%, collateralized by corporate bonds with various maturities to 02/01/13, market value $64,780,170 (repurchase proceeds $61,590,008)	61,550,000	61,550,000

	Par ($)	Value ($)
Repurchase agreement with BNP Paribas, dated 02/26/10, due 03/01/10 at 0.270%, collateralized by corporate bonds with various maturities to 03/19/18, market value $275,100,000 (repurchase proceeds $262,005,895)	262,000,000	262,000,000
Repurchase agreement with Deutsche Bank Securities, dated 01/15/10, due 04/14/10 at 0.270%, collateralized by commercial paper maturing 04/14/10, market value $92,093,802 (repurchase proceeds $89,059,408)	89,000,000	89,000,000
Repurchase agreement with Deutsche Bank Securities, dated 02/26/10, due 03/01/10 at 0.200%, collateralized by commercial papers with various maturities to 04/20/10, market value $123,085,000 (repurchase proceeds $119,501,992)	119,500,000	119,500,000
Repurchase agreement with Deutsche Bank Securities, dated 02/26/10, due 03/01/10 at 0.340%, collateralized by corporate bonds with various maturities to 11/15/19, market value $309,503,460 (repurchase proceeds $292,008,273)	292,000,000	292,000,000

See Accompanying Notes to Financial Statements.

7

Columbia Cash Reserves

February 28, 2010 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank, dated 02/26/10, due on 03/01/10, at 0.110%, collateralized by a U.S. Government Agency obligation maturing 04/15/10, market value $59,160,008 (repurchase proceeds $58,000,532)	58,000,000	58,000,000
Repurchase agreement with Goldman Sachs & Co., dated 01/21/10, due 04/21/10 at 0.410%, collateralized by corporate bonds with various maturities to 05/15/19, market value $155,400,001 (repurchase proceeds $148,151,700)	148,000,000	148,000,000
Repurchase agreement with Goldman Sachs & Co., dated 02/02/10, due 05/03/10 at 0.400%, collateralized by corporate bonds with various maturities to 06/04/18, market value $153,300,001 (repurchase proceeds $146,146,000)	146,000,000	146,000,000
Repurchase agreement with Goldman Sachs & Co., dated 02/05/10, due 05/10/10 at 0.400%, collateralized by corporate bonds with various maturities to 06/23/19, market value $154,350,001 (repurchase proceeds $147,104,533)	147,000,000	147,000,000

	Par ($)	Value ($)
Repurchase agreement with Goldman Sachs & Co., dated 02/23/10, due 05/24/10 at 0.400%, collateralized by corporate bonds with various maturities to 06/30/19, market value $60,900,000 (repurchase proceeds $58,038,667)	58,000,000	58,000,000
Repurchase agreement with Goldman Sachs & Co., dated 02/26/10, due 03/01/10 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 09/01/36, market value $22,840,860 (repurchase proceeds $22,393,224)	22,393,000	22,393,000
Repurchase agreement with Greenwich Capital, dated 02/26/10, due 03/01/10 at 0.290%, collateralized by corporate bonds with various maturities to 01/30/20, market value $515,551,161 (repurchase proceeds $491,011,866)	491,000,000	491,000,000
Repurchase agreement with JPMorgan Chase, dated 01/25/10, due 04/05/10 at 0.310%, collateralized by corporate bonds with various maturities to 12/15/19, market value $120,750,100 (repurchase proceeds $115,069,319)	115,000,000	115,000,000
Repurchase agreement with JPMorgan Chase, dated 02/08/10, due 03/17/10 at 0.330%, collateralized by corporate bonds with various maturities to 08/15/19, market value $61,951,952 (repurchase proceeds $59,020,011)	59,000,000	59,000,000

See Accompanying Notes to Financial Statements.

8

Columbia Cash Reserves

February 28, 2010 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with JPMorgan Chase, dated 02/26/10, due 03/01/10 at 0.240%, collateralized by commercial paper maturing 04/26/10, market value $119,480,000 (repurchase proceeds $116,002,320)	116,000,000	116,000,000
Repurchase agreement with JPMorgan Chase, dated 02/26/10, due 03/01/10 at 0.290%, collateralized by corporate bonds with various maturities to 12/01/19, market value $163,801,570 (repurchase proceeds $156,003,770)	156,000,000	156,000,000
Repurchase agreement with Royal Bank of Canada, dated 02/26/10, due 03/01/10 at 0.290%, collateralized by corporate bonds and commercial paper with various maturities to 02/01/20, market value $388,090,001 (repurchase proceeds $371,008,966)	371,000,000	371,000,000
Repurchase agreement with Morgan Stanley Smith Barney, dated 02/19/10, due 03/18/10 at 0.360%, collateralized by U.S. Government Agency obligations with various maturities to 08/25/14, market value $337,578,966 (repurchase proceeds $331,041,740)	330,959,000	330,959,000

	Par ($)	Value ($)
Repurchase agreement with UBS Warburg AG, dated 02/26/10, due 03/01/10 at 0.240%, collateralized by corporate bonds with various maturities to 01/15/20, market value $78,753,109 (repurchase proceeds $75,001,500)	75,000,000	75,000,000
Total Repurchase Agreements (cost of $3,492,402,000)		3,492,402,000
Total Investments – 100.7% (cost of $27,880,541,301) (g)		27,880,541,301
Other Assets & Liabilities, Net – (0.7)%		(205,680,948)
Net Assets – 100.0%		27,674,860,353

Notes to Investment Portfolio:

(a) The rate shown represents the discount rate at the date of purchase.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities, which are not illiquid, amounted to $5,694,051,473, which represents 20.6% of net assets.

(c) The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2010.

(d) Parenthetical date represents the effective maturity date for the security.

(e) The rate shown represents the annualized yield at the date of purchase.

(f) Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2010.

(g) Cost for federal income tax purposes is $27,880,541,301.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's portfolio as of February 28, 2010.

See Accompanying Notes to Financial Statements.

9

Columbia Cash Reserves

February 28, 2010 (Unaudited)

The following table reconciles asset balances for the six months ended February 28, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of August 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of February 28, 2010
Corporate Bonds	$435,096,338	$—	$—	$(3,664,879)	$(431,431,459)	$—	$—
Capital Support Agreement	599,700,000	—	—	(599,700,000)	—	—	—
Total	$1,034,796,338	$—	$—	$(603,364,879)	$(431,431,459)	$—	$—

The Fund's Capital Support Agreement was terminated effective October 8, 2009.

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

At February 28, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Certificates of Deposit	38.2
Commercial Paper	37.8
Government & Agency Obligations	10.3
Municipal Bonds	0.9
Time Deposit	0.9
Corporate Bond	0.0	*
	88.1
Repurchase Agreements	12.6
Other Assets & Liabilities, Net	(0.7)
	100.0

*  Rounds to less than 0.1%.

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities – Columbia Cash Reserves

February 28, 2010 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	24,388,139,301
	Repurchase agreements, at cost approximating value	3,492,402,000
	Total investments, at cost approximating value	27,880,541,301
	Cash	518
	Receivable for:
	Fund shares sold	361,198
	Interest	11,244,369
	Expense reimbursement due from investment advisor	230,101
	Trustees' deferred compensation plan	151,472
	Prepaid expenses	348,801
	Other assets	5,455
	Total Assets	27,892,883,215
Liabilities	Payable for:
	Investments purchased	204,862,522
	Fund shares repurchased	5,900,627
	Distributions	262,396
	Investment advisory fee	3,260,482
	Administration fee	857,797
	Pricing and bookkeeping fees	37,098
	Transfer agent fee	204,211
	Trustees' fees	204,454
	Custody fee	212,573
	Distribution and service fees	830,332
	Shareholder administrator fee	435,316
	Chief compliance officer expenses	2,342
	Reports to shareholders	801,240
	Trustees' deferred compensation plan	151,472
	Total Liabilities	218,022,862
	Net Assets	27,674,860,353
Net Assets Consist of	Paid-in capital	27,694,933,186
	Overdistributed net investment income	(287,073)
	Accumulated net realized loss	(19,785,760)
	Net Assets	27,674,860,353

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities (continued) – Columbia Cash Reserves

February 28, 2010 (Unaudited)

Capital Class Shares	Net assets	$8,245,662,135
	Shares outstanding	8,245,651,286
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$796,291,696
	Shares outstanding	796,291,065
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$263,711,994
	Shares outstanding	263,711,780
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$5,251,614,192
	Shares outstanding	5,251,609,666
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$262,376,720
	Shares outstanding	262,376,441
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$10,149,908,698
	Shares outstanding	10,149,897,423
	Net asset value per share	$1.00
Class A Shares	Net assets	$244,384,675
	Shares outstanding	244,384,354
	Net asset value per share	$1.00
Class B Shares	Net assets	$31,027,739
	Shares outstanding	31,027,716
	Net asset value per share	$1.00
Class C Shares	Net assets	$15,174,345
	Shares outstanding	15,174,331
	Net asset value per share	$1.00
Class Z Shares	Net assets	$510,964,800
	Shares outstanding	510,964,316
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$1,888,312,811
	Shares outstanding	1,888,311,069
	Net asset value per share	$1.00
Marsico Shares	Net assets	$15,430,548
	Shares outstanding	15,430,535
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

12

Statement of Operations – Columbia Cash Reserves

For the Six Months Ended February 28, 2010 (Unaudited)

		($)
Investment Income	Interest	52,731,753
Expenses	Investment advisory fee	23,343,171
	Administration fee	15,492,148
	Distribution fee:
	Investor Class Shares	159,378
	Daily Class Shares	20,462,038
	Class A Shares	162,736
	Class B Shares	142,360
	Class C Shares	64,258
	Service fee:
	Liquidity Class Shares	384,584
	Adviser Class Shares	7,321,778
	Investor Class Shares	398,444
	Daily Class Shares	14,615,741
	Class A Shares	406,847
	Class B Shares	47,454
	Class C Shares	21,419
	Marsico Shares	20,907
	Shareholder administration fee:
	Trust Class Shares	422,688
	Class A Shares	162,729
	Class B Shares	18,981
	Class C Shares	8,568
	Institutional Class Shares	427,547
	Marsico Shares	8,363
	Pricing and bookkeeping fees	111,920
	Transfer agent fee	584,355
	Trustees' fees	52,019
	Custody fee	571,598
	Chief compliance officer expenses	7,439
	Treasury temporary guarantee program fee	1,403,978
	Other expenses	1,762,687
	Total Expenses	88,586,135
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(10,800,934)
	Fees waived by distributor:
	Liquidity Class Shares	(36,841)
	Adviser Class Shares	(3,511,101)
	Investor Class Shares	(349,077)
	Daily Class Shares	(27,484,356)
	Trust Class Shares	(14,272)
	Class A Shares	(517,103)
	Class B Shares	(184,003)
	Class C Shares	(83,097)
	Marsico Shares	(18,371)
	Fees waived by shareholder service provider—Liquidity Class Shares	(153,834)
	Expense reductions	(176)
	Net Expenses	45,432,970
	Net Investment Income	7,298,783
Net Realized and Unrealized Gain (Loss) on Investments
	Net realized gain on investments	33,102,512
	Change in unrealized appreciation (depreciation) on Capital Support Agreement (See Note 3)	(599,700,000)
	Net change in unrealized appreciation (depreciation) on investments	712,350,572
	Net Gain	145,753,084
	Net Increase Resulting from Operations	153,051,867

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets – Columbia Cash Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2010 ($)	Year Ended August 31, 2009 ($)
Operations	Net investment income	7,298,783	412,310,703
	Net realized gain (loss) on investments	33,102,512	(691,458)
	Change in unrealized appreciation (depreciation) on Capital Support Agreement (See Note 3)	(599,700,000)	522,300,000
	Net change in unrealized appreciation (depreciation) on investments	712,350,572	(469,739,987)
	Net increase resulting from operations	153,051,867	464,179,258
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(5,816,330)	(114,653,588)
	Trust Class Shares	(138,071)	(15,998,426)
	Liquidity Class Shares	(6,555)	(7,514,487)
	Adviser Class Shares	—	(111,418,883)
	Investor Class Shares	—	(4,972,233)
	Daily Class Shares	—	(109,380,955)
	Class A Shares	—	(4,461,844)
	Class B Shares	—	(241,826)
	Class C Shares	—	(105,466)
	Class Z Shares	(376,819)	(7,342,677)
	Institutional Class Shares	(961,008)	(36,028,070)
	Marsico Shares	—	(192,249)
	Total distributions to shareholders	(7,298,783)	(412,310,704)
	Net Capital Stock Transactions	(6,512,777,560)	(17,305,801,674)
	Contribution from advisor	21,755,102	—
	Total decrease in net assets	(6,345,269,374)	(17,253,933,120)
Net Assets	Beginning of period	34,020,129,727	51,274,062,847
	End of period	27,674,860,353	34,020,129,727
	Overdistributed net investment income at end of period	(287,073)	(287,073)

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets (continued) – Columbia Cash Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	13,486,575,736	13,486,575,737	33,074,351,160	33,074,351,160
Distributions reinvested	3,298,173	3,298,173	68,568,221	68,568,221
Redemptions	(14,700,744,287)	(14,700,744,287)	(34,274,552,135)	(34,274,552,135)
Net decrease	(1,210,870,378)	(1,210,870,377)	(1,131,632,754)	(1,131,632,754)
Trust Class Shares
Subscriptions	416,478,408	416,478,408	1,642,379,791	1,642,379,791
Distributions reinvested	4,367	4,367	364,971	364,971
Redemptions	(559,710,133)	(559,710,133)	(2,432,056,175)	(2,432,056,175)
Net decrease	(143,227,358)	(143,227,358)	(789,311,413)	(789,311,413)
Liquidity Class Shares
Subscriptions	291,483,494	291,483,496	1,742,785,538	1,742,785,538
Distributions reinvested	6,000	6,000	6,782,187	6,782,187
Redemptions	(493,202,536)	(493,202,536)	(2,099,127,636)	(2,099,127,636)
Net decrease	(201,713,042)	(201,713,040)	(349,559,911)	(349,559,911)
Adviser Class Shares
Subscriptions	6,511,596,933	6,511,596,934	20,205,057,181	20,205,057,180
Distributions reinvested	—	—	24,564,416	24,564,416
Redemptions	(8,055,189,063)	(8,055,189,063)	(27,362,097,456)	(27,362,097,456)
Net decrease	(1,543,592,130)	(1,543,592,129)	(7,132,475,859)	(7,132,475,860)
Investor Class Shares
Subscriptions	199,031,121	199,031,122	727,124,312	727,124,312
Distributions reinvested	—	—	4,643,109	4,643,109
Redemptions	(319,467,054)	(319,467,054)	(1,048,383,901)	(1,048,383,901)
Net decrease	(120,435,933)	(120,435,932)	(316,616,480)	(316,616,480)
Daily Class Shares
Subscriptions	1,941,204,151	1,941,204,151	6,245,560,708	6,245,560,708
Distributions reinvested	—	—	109,379,566	109,379,566
Redemptions	(4,496,010,810)	(4,496,010,810)	(11,457,020,769)	(11,457,020,769)
Net Decrease	(2,554,806,659)	(2,554,806,659)	(5,102,080,495)	(5,102,080,495)
Class A Shares
Subscriptions	230,453,990	230,453,991	680,833,781	680,833,782
Distributions reinvested	—	—	4,376,820	4,376,820
Redemptions	(369,985,256)	(369,985,256)	(996,397,567)	(996,397,567)
Net decrease	(139,531,266)	(139,531,265)	(311,186,966)	(311,186,965)
Class B Shares
Subscriptions	3,261,795	3,261,791	49,226,519	49,226,519
Distributions reinvested	—	—	210,420	210,420
Redemptions	(18,534,956)	(18,534,956)	(50,653,921)	(50,653,930)
Net decrease	(15,273,161)	(15,273,165)	(1,216,982)	(1,216,991)

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets (continued) – Columbia Cash Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Class C Shares
Subscriptions	4,312,203	4,312,202	38,201,967	38,201,967
Distributions reinvested	—	—	95,677	95,677
Redemptions	(8,967,607)	(8,967,607)	(34,551,194)	(34,551,194)
Net increase (decrease)	(4,655,404)	(4,655,405)	3,746,450	3,746,450
Class Z Shares
Subscriptions	70,737,276	70,737,274	226,045,390	226,045,390
Distributions reinvested	363,040	363,040	7,116,621	7,116,621
Redemptions	(173,615,040)	(173,615,040)	(297,008,004)	(297,008,004)
Net decrease	(102,514,724)	(102,514,726)	(63,845,993)	(63,845,993)
Institutional Class Shares
Subscriptions	3,467,256,312	3,467,256,314	9,824,013,027	9,824,013,027
Distributions reinvested	887,999	887,999	33,564,024	33,564,024
Redemptions	(3,941,144,002)	(3,941,144,002)	(11,965,617,185)	(11,965,617,185)
Net decrease	(472,999,691)	(472,999,689)	(2,108,040,134)	(2,108,040,134)
Marsico Shares
Subscriptions	2,342,025	2,342,025	12,108,626	12,108,626
Distributions reinvested	—	—	192,249	192,249
Redemptions	(5,499,840)	(5,499,840)	(15,882,003)	(15,882,003)
Net decrease	(3,157,815)	(3,157,815)	(3,581,128)	(3,581,128)

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2010 (a)		2009		2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(c)	0.01		0.04		0.05	0.02		0.04	0.02
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	—	(c)	—	(c)	—	(c)	—	—		—	—
Total from investment operations	—	(c)	0.01		0.04		0.05	0.02		0.04	0.02
Less Distributions to Shareholders:
From net investment income	—	(c)	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)	(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.06	%(f)	1.13	%(g)	3.72	%(g)	5.30%	2.08	%(f)	3.62%	1.59%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.20	%(i)	0.26%		0.20%		0.20%	0.20	%(i)	0.20%	0.20%
Waiver/Reimbursement	0.07	%(i)	0.05%		0.05%		0.06%	0.06	%(i)	0.07%	0.07%
Net investment income (h)	0.13	%(i)	1.10%		3.76%		5.17%	4.91	%(i)	3.58%	1.53%
Net assets, end of period (000s)	$8,245,662		$9,410,196		$10,543,052		$13,992,967	$16,908,924		$17,884,676	$18,286,171

(a)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.11)% and 2.73%, respectively.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2010 (a)		2009		2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(c)	0.01		0.04		0.05	0.02		0.03	0.01
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	—	(c)	—	(c)	—	(c)	—	—		—	—
Total from investment operations	—	(c)	0.01		0.04		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	—	(c)	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.02	%(f)	1.03	%(g)	3.62	%(g)	5.19%	2.04	%(f)	3.52%	1.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.30	%(i)	0.36%		0.30%		0.30%	0.30	%(i)	0.30%	0.30%
Waiver/Reimbursement	0.07	%(i)	0.05%		0.05%		0.06%	0.06	%(i)	0.07%	0.07%
Net investment income (h)	0.03	%(i)	1.14%		3.72%		5.07%	4.83	%(i)	3.48%	1.47%
Net assets, end of period (000s)	$796,292		$934,916		$1,721,466		$2,737,087	$3,897,869		$3,711,063	$3,456,700

(a)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.21)% and (2.63)%, respectively.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2010 (a)		2009		2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(c)	0.01		0.04		0.05	0.02		0.03	0.01
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	—	(c)	—	(c)	—	(c)	—	—		—	—
Total from investment operations	—	(c)	0.01		0.04		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	—	(c)	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.00	%(f)(g)	0.98	%(h)	3.57	%(h)	5.14%	2.02	%(f)	3.46%	1.44%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.33	%(j)	0.41%		0.35%		0.35%	0.35	%(j)	0.35%	0.35%
Waiver/Reimbursement	0.19	%(j)	0.15%		0.15%		0.16%	0.16	%(j)	0.17%	0.17%
Net investment income (i)	—	%(g)(j)	1.07%		3.64%		5.02%	4.77	%(j)	3.40%	1.39%
Net assets, end of period (000s)	$263,712		$463,145		$811,513		$1,220,566	$1,249,962		$1,041,913	$1,206,319

(a)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Rounds to less than 0.01%.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.26)% and 2.58%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2010 (a)		2009		2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.01		0.03		0.05	0.02		0.03	0.01
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	—	(c)	—	(c)	—	(c)	—	—		—	—
Total from investment operations	—	(c)	0.01		0.03		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	—		(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.00	%(g)	0.89	%(f)	3.46	%(f)	5.04%	1.97	%(g)	3.36%	1.34%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.33	%(i)	0.50%		0.45%		0.45%	0.45	%(i)	0.45%	0.45%
Waiver/Reimbursement	0.19	%(i)	0.06%		0.05%		0.06%	0.06	%(i)	0.07%	0.07%
Net investment income (h)	—	%(i)	1.03%		3.51%		4.92%	4.68	%(i)	3.36%	1.33%
Net assets, end of period (000s)	$5,251,614		$6,761,914		$13,868,350		$18,357,646	$15,815,912		$14,216,339	$11,085,234

(a)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.35)% and 2.47%, respectively.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2010 (a)		2009		2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.01		0.03		0.05	0.02		0.03	0.01
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	—	(c)	—	(c)	—	(c)	—	—		—	—
Total from investment operations	—	(c)	0.01		0.03		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	—		(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.00	%(g)	0.81	%(f)	3.36	%(f)	4.93%	1.93	%(g)	3.26%	1.23%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.33	%(i)	0.59%		0.55%		0.55%	0.55	%(i)	0.55%	0.55%
Waiver/Reimbursement	0.29	%(i)	0.07%		0.05%		0.06%	0.06	%(i)	0.07%	0.07%
Net investment income (h)	—	%(i)	0.91%		3.43%		4.82%	4.57	%(i)	3.18%	1.18%
Net assets, end of period (000s)	$262,377		$380,937		$696,449		$1,111,861	$1,406,932		$1,659,521	$1,814,403

(a)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.43)% and 2.37%, respectively.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2010 (a)		2009		2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.01		0.03		0.05	0.02		0.03	0.01
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	—	(c)	—	(c)	—	(c)	—	—		—	—
Total from investment operations	—	(c)	0.01		0.03		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	—		(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.00	%(g)	0.65	%(f)	3.10	%(f)	4.67%	1.82	%(g)	3.00%	0.98%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.33	%(i)	0.75%		0.80%		0.80%	0.80	%(i)	0.80%	0.80%
Waiver/Reimbursement	0.54	%(i)	0.16%		0.05%		0.06%	0.06	%(i)	0.07%	0.07%
Net investment income (h)	—	%(i)	0.71%		3.07%		4.57%	4.32	%(i)	3.07%	1.00%
Net assets, end of period (000s)	$10,149,909		$12,642,466		$17,730,933		$20,080,558	$17,402,205		$16,936,455	$9,560,013

(a)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.59)% and 2.12%, respectively.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Class A Shares	2010 (a)		2009		2008		2007 (b)	2006 (c)		2006 (d)	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.01		0.03		0.05	0.02		0.03	0.01
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	—	(e)	—	(e)	—	(e)	—	—		—	—
Total from investment operations	—	(e)	0.01		0.03		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	—		(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (f)(g)	0.00	%(j)	0.74	%(h)(i)	3.26	%(h)(i)	4.83%	1.89	%(j)	3.15%	1.13%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.33	%(l)	0.66%		0.65%		0.65%	0.65	%(l)	0.65%	0.65%
Waiver/Reimbursement	0.39	%(l)	0.10%		0.05%		0.06%	0.06	%(l)	0.07%	0.07%
Net investment income (k)	—	%(l)	0.94	%(i)	3.03	%(i)	4.73%	4.49	%(l)	3.11%	1.10%
Net assets, end of period (000s)	$244,385		$382,035		$692,142		$391,997	$315,859		$251,431	$256,503

(a)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(b)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.50)% and 2.27%, respectively.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  Not annualized.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Class B Shares	2010 (a)		2009		2008		2007	2006 (b)		2006 (c)	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	0.03		0.04	0.02		0.02	0.01
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	—		—	—
Total from investment operations	—	(d)	—	(d)	0.03		0.04	0.02		0.02	0.01
Less Distributions to Shareholders:
From net investment income	—		—	(d)	(0.03)		(0.04)	(0.02)		(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (e)(f)	0.00	%(h)	0.41	%(g)	2.58	%(g)	4.15%	1.61	%(h)	2.49%	0.60%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.33	%(j)	0.99%		1.30%		1.30%	1.30	%(j)	1.30%	1.16%
Waiver/Reimbursement	1.04	%(j)	0.42%		0.05%		0.06%	0.06	%(j)	0.07%	0.21%
Net investment income (i)	—	%(j)	0.41%		2.54%		4.08%	3.83	%(j)	2.73%	0.56%
Net assets, end of period (000s)	$31,028		$46,074		$47,315		$51,015	$56,906		$57,242	$22,076

(a)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, the Fund's Investor B shares were renamed Class B shares.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.83)% and 1.60%, respectively.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Class C Shares	2010 (a)		2009		2008		2007	2006 (b)		2006 (c)	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	0.03		0.04	0.02		0.02	0.01
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	—		—	—
Total from investment operations	—	(d)	—	(d)	0.03		0.04	0.02		0.02	0.01
Less Distributions to Shareholders:
From net investment income	—		—	(d)	(0.03)		(0.04)	(0.02)		(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (e)(f)	0.00	%(i)	0.41	%(g)	2.58	%(g)(h)	4.18%	1.61	%(i)	2.49%	0.60%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.33	%(k)	1.00%		1.30%		1.30%	1.30	%(k)	1.30%	1.18%
Waiver/Reimbursement	1.04	%(k)	0.41%		0.05%		0.06%	0.06	%(k)	0.07%	0.19%
Net investment income (j)	—	%(k)	0.40%		2.33	%(h)	4.08%	3.87	%(k)	2.59%	0.55%
Net assets, end of period (000s)	$15,174		$19,733		$16,015		$8,282	$5,752		$2,915	$1,543

(a)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(b)  The Fund changed its fiscal year end from May 31 to August 31.

(c)  On August 22, 2005, the Fund's Investor C shares were renamed Class C shares.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.84)% and 1.60%, respectively.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Period Ended March 31,
Class Z Shares	2010 (a)		2009		2008		2007	2006 (b)		2006 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.01		0.04		0.05	0.02		0.02
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(d)	—	(d)	—	—		—
Total from investment operations	—	(d)	0.01		0.04		0.05	0.02		0.02
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.01)		(0.04)		(0.05)	(0.02)		(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.06	%(g)	1.13	%(h)	3.72	%(h)	5.30%	2.08	%(g)	1.57	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.26%		0.20%		0.20%	0.20	%(j)	0.20	%(j)
Waiver/Reimbursement	0.07	%(j)	0.05%		0.05%		0.06%	0.06	%(j)	0.07	%(j)
Net investment income (i)	0.13	%(j)	1.15%		3.67%		5.18%	4.92	%(j)	4.29	%(j)
Net assets, end of period (000s)	$510,965		$610,474		$674,440		$707,426	$729,504		$753,395

(a)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(b)  The Fund changed its fiscal year end from May 31 to August 31.

(c)  Class Z Shares commenced operations on November 18, 2005.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.11)% and 2.73%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

26

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2010 (a)		2009		2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(c)	0.01		0.04		0.05	0.02		0.04	0.02
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	—	(c)	—	(c)	—	(c)	—	—		—	—
Total from investment operations	—	(c)	0.01		0.04		0.05	0.02		0.04	0.02
Less Distributions to Shareholders:
From net investment income	—	(c)	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)	(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.04	%(f)	1.09	%(g)	3.68	%(g)	5.25%	2.06	%(f)	3.58%	1.55%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.24	%(i)	0.30%		0.24%		0.24%	0.24	%(i)	0.24%	0.24%
Waiver/Reimbursement	0.07	%(i)	0.05%		0.05%		0.06%	0.06	%(i)	0.07%	0.07%
Net investment income (h)	0.09	%(i)	1.20%		3.79%		5.13%	4.88	%(i)	3.55%	1.52%
Net assets, end of period (000s)	$1,888,313		$2,349,743		$4,450,313		$6,919,396	$6,090,241		$5,988,544	$4,869,930

(a)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.15)% and 2.69%, respectively.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

27

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Marsico Shares	2010 (a)		2009		2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	—		0.01		0.03		0.05	0.02		0.03	0.01
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	—	(c)	—	(c)	—	(c)	—	—		—	—
Total from investment operations	—	(c)	0.01		0.03		0.05	0.02		0.03	0.01
Less Distributions Declared to Shareholders
From net investment income	—		(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.00	%(h)	0.81	%(f)	3.36	%(f)(g)	4.93%	1.93	%(h)	3.26%	1.23%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.33	%(j)	0.58%		0.55%		0.55%	0.55	%(j)	0.55%	0.55%
Waiver/Reimbursement	0.29	%(j)	0.08%		0.05%		0.06%	0.06	%(j)	0.07%	0.07%
Net investment income (i)	—	%(j)	0.84%		3.15	%(g)	4.82%	4.58	%(j)	3.19%	1.19%
Net assets, end of period (000s)	$15,431		$18,497		$22,075		$12,947	$11,232		$10,385	$11,005

(a)  On December 31, 2009, Columbia Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.43)% and 2.37%, respectively.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

28

Notes to Financial Statements – Columbia Cash Reserves

February 28, 2010 (Unaudited)

Note 1. Organization

Columbia Cash Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia Cash Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each of the Predecessor Fund's share classes was reorganized into the corresponding share class of the Fund. After the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers twelve classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Class B, Class C, Class Z, Institutional Class and Marsico shares. Each class of shares is offered continuously at net asset value. The Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

29

Columbia Cash Reserves, February 28, 2010 (Unaudited)

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's

30

Columbia Cash Reserves, February 28, 2010 (Unaudited)

maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Capital Support Agreement

Columbia Funds Series Trust, on behalf of the Predecessor Fund, entered into a Capital Support Agreement (the "Agreement") with NB Funding Company LLC (the "Support Provider"), an affiliate of Columbia. Bank of America Corporation ("BOA") guaranteed to the Fund the payment of any capital contribution that the Support Provider was obligated to make under the Agreement.

The Fund's objective in entering into the Agreement was to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value ("NAV") per share at an amount no less than the specific level set forth in the Agreement (the "Minimum NAV Per Share"). The Agreement established the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Fund's market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a "capital contribution" was a cash contribution by the Support Provider to the Fund for which the Support Provider did not receive any shares or other consideration from the Fund.

The Agreement required the Support Provider to make a capital contribution upon the Fund's disposition of a portfolio security that had been subject to an event as specified in paragraph (c)(6)(ii)(A) through (D) of Rule 2a-7 under the 1940 Act (a "Covered Security") at less than its amortized cost (a "Triggering Event"). The Agreement required the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund's market-based NAV per share to decline below the Minimum NAV Per Share, subject to the Maximum Contribution Amount.

The Fund treated the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement increased or decreased on certain days the Fund calculated its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund.

On October 5, 2009, an affiliate of Columbia purchased the remaining Covered Securities owned by the Fund (see Note 10). In addition, on October 8, 2009, an affiliate of Columbia made a capital contribution to the Fund of $21,755,102. As a result of these transactions, the Fund terminated the Agreement with the Support Provider effective October 8, 2009. The maximum value of the asset represented by the Agreement for the period from September 1, 2008 through October 8, 2009 was $599,700,000.

Note 4. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2009 was as follows:

Distributions paid from:
Ordinary Income*	$412,310,704
Long-Term Capital Gains	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2011	$1,212,945
2012	1,218,785
2013	2,696,673
2014	10,918,073
2015	91,495
2016	485,341
2017	30,406,895
Total	$47,030,207

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based

31

Columbia Cash Reserves, February 28, 2010 (Unaudited)

on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the six month period ended February 28, 2010, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Bank of America, N.A., an indirect parent company of Columbia, entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes the sale of the part of the asset management business that advises long-term mutual funds, but does not include the sale of the part of the asset management business that advises the Fund. The transaction is subject to certain approvals and other conditions to closing and is currently expected to close on or about May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Fund and its investment advisor, administrator and distributor will change as shown in the following table:

	Current Name	New Name
Fund:	Columbia Cash Reserves	BofA Cash Reserves
Advisor/Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC
Distributor:	Columbia Management Distributors, Inc.	BofA Distributors, Inc.

Effective upon the Closing, references to the current names of the Fund, Columbia and Columbia Management Distributors, Inc. will be deemed to be references to their respective new names. Certain other changes will also occur upon the Closing.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement")

32

Columbia Cash Reserves, February 28, 2010 (Unaudited)

with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by Columbia in the performance of services under the Services Agreement.

The Services Agreement will be terminated upon the Closing, and the services provided thereunder will be covered under an amended administration agreement with Columbia.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2010, no minimum account balance fees charged by the Fund.

Effective upon the Closing, it is expected that the Fund will engage BFDS as its new transfer agent.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class, Class A, Class B, and Class C shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Class B, Class C and Marsico shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

33

Columbia Cash Reserves, February 28, 2010 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Class B shares	0.75%	0.75%
Class C shares	0.75%	0.75%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Class B shares	0.25%	0.25%
Class C shares	0.25%	0.25%
Marsico shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A, Class B, Class C, Marsico and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Class A shares	0.10%	0.10%
Class B shares	0.10%	0.10%
Class C shares	0.10%	0.10%
Marsico shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

34

Columbia Cash Reserves, February 28, 2010 (Unaudited)

At February 28, 2010, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the six month period ended
2013	2012	2011	2010	recovery	2/28/2010
$10,800,934	$23,852,318	$31,484,601	$39,962,152	$106,100,005	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended February 28, 2010, these custody credits reduced total expenses by $176 for the Fund.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2010, the Fund did not borrow under these arrangements.

35

Columbia Cash Reserves, February 28, 2010 (Unaudited)

Note 8. Shares of Beneficial Interest

As of February 28, 2010, 47.7% of the Fund's shares outstanding were beneficially owned by four participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2010, the Fund had one shareholder that held 42.9% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

As of February 28, 2010, no other shareholders owned more than 5% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to the Fund's shares.

Under the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss in the event that the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Fund paid $28,689,968 to the Treasury to participate in the Program. This fee was expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 5.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics

36

Columbia Cash Reserves, February 28, 2010 (Unaudited)

oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008 and the distribution earmarked for the Columbia Funds and their shareholders has been substantially completed.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 10. Market and Security Events

On November 21, 2007, Axon Financial Funding LLC ("Axon") experienced an "automatic liquidation event" as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon. On September 8, 2009, an affiliate of Columbia purchased the Axon securities from the Fund. The purchase price of $205,279,650 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

On November 2, 2007, the Fund received securities of Issuer Entity LLC in a taxable exchange for securities of Ottimo Funding Ltd. ("Ottimo"). The Ottimo securities were in default. On September 8, 2009, an affiliate of Columbia purchased the Issuer Entity LLC security from the Fund. The purchase price of $44,049,128 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

On January 11, 2008, Victoria Finance LLC ("Victoria"), a structured investment vehicle, experienced a mandatory redemption event that resulted in the Victoria medium term notes becoming immediately due and payable. The Victoria notes are in default as a result of non-payment. On September 8, 2009, an affiliate of Columbia purchased the Victoria securities from the Fund. The purchase price of $457,015,973 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

On March 4, 2008, the Thornburg Mortgage Capital Resources LLC ("Thornburg") securities held by the Fund became

37

Columbia Cash Reserves, February 28, 2010 (Unaudited)

covered securities under the Capital Support Agreement discussed in Note 3. On April 14, 2008, Thornburg was in payment default due to its failure to pay principal and interest on the Thornburg securities. On May 14, 2008, the Fund received Wickersham Entity LLC securities in exchange for Thornburg securities. On September 8, 2009, an affiliate of Columbia purchased the Wickersham Entity LLC security from the Fund. The purchase price of $142,601,045 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

On September 16, 2008, the Lehman Brothers Holdings, Inc. security held by the Fund became a covered security under the Capital Support Agreement discussed in Note 3.

In a series of transactions on September 8, 2009, September 22, 2009 and October 5, 2009, an affiliate of Columbia purchased $400,000,000 par value of Lehman Brothers Holdings, Inc. from the Fund. The purchase price of $401,032,806 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable.

As a result of these transactions, the Fund's Capital Support Agreement was terminated effective October 8, 2009, as discussed in Note 3.

38

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA" or the "Adviser") for Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Daily Cash Reserves, Columbia Government Reserves, Columbia Government Plus Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves and Columbia Treasury Reserves. The investment advisory agreement with CMA is referred to as an "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at meetings held on November 5-6, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at http://www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss each Fund's performance with its respective portfolio manager(s). In addition to these meetings, the Investment Committee receives and discusses performance reports at its quarterly meetings. The Contracts Review Committee of the Board also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

The Board noted that Bank of America, N.A., the parent company of the Adviser, had entered into an agreement to sell a portion of the asset management business of the Adviser to Ameriprise Financial, Inc. (the "Transaction"). The Board noted that the Transaction was expected to close in the spring of 2010 and that its review of the Advisory Agreement was separate and distinct from any analysis regarding new advisory or sub-advisory arrangements that may result from the closing of the Transaction.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by CMA under the Advisory Agreement. The most recent investment adviser registration form for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Funds and CMA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

39

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of CMA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by CMA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to CMA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in their respective Peer Groups (as defined below).

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of Funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, and independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to actual management fees; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered certain risk-adjusted performance data.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rates and the Actual Management Rates, as

40

well as on other relationships between the Funds and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues declined over a five-year period during which fund assets increased by 53% and the shareholder benefit over a four-year period has remained steady at approximately 33% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to their other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationship with the Funds. Such benefits could include, among others, benefits attributable to CMA's relationship with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Funds and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receives throughout the year. In this regard, the Board and its Committees review reports of CMA at each of its quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, at the June Investment Committee meeting.

Fund-Specific Considerations for Certain "Review" Funds. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

Columbia Cash Reserves—The Board engaged in further review of Columbia Cash Reserves because its Actual Management Rate and total expense ratio were appreciably above the median range of its Peer Group and its performance over some periods was appreciably below the median range of its Peer Group. However, the Board noted other factors such as

41

the positive performance relative to the funds in its Universe with similar cost structure over some periods and the Fund's emphasis on liquidity and capital preservation over yield. The Board also noted the implementation of a revised cash management platform throughout 2009. Taking into account these matters and other factors considered, the Board concluded that the Fund's performance, Actual Management Rate and total expense ratio were acceptable.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

42

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

November 12, 2009

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fifth annual written evaluation of the fee negotiation process. As was the case with the 2007 and 2008 reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees ... using ... an annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds are treated in a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2008 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

43

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund, subject to the following: on September 30, 2009, Ameriprise Financial, Inc. ("Ameriprise") announced that it had agreed to purchase the investment management business of CMG with the exception of its cash and liquidity management business which includes the Nations money market Funds. As a result, the Trustees requested information from CMG as to the plans of CMG and its parent with respect to the provision of investment management services to those Funds after the consummation of the proposed transaction. As of the date of this report, that information has not yet been provided. However, as the transaction is not expected to close until the spring of 2010, the Trustees concluded that they would have ample opportunity to take appropriate steps with respect to the investment management agreements of the money market Funds, including invoking the 60-day termination provisions of those agreements, in response to the information to be provided by CMG and reviewed by the IFC.

  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2009 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds was relatively strong for the measuring periods ending March 31, 2009. Between one-third and nearly one-half of the Funds were ranked in either the first or second quintiles in the one-, three-, five-, and 10-year periods, and no more than 8% were in the fifth quintile for these periods. Overall, the performance was stronger in the two longer periods.

4.  The strongest performing groups over the one-, three-, and five-year periods were active equity, quantitative strategies, and, to a lesser extent, money market Funds. Sub-advised Funds were the weakest performers, with over 60% of the Funds in the bottom two quintiles in the one- and three-year periods. For the same two periods, no more than 15% percent of the sub-advised Funds were in the top two quintiles. Almost half of fixed-income Funds ranked in the bottom two quintiles in the one- and three-year periods.

5.  Overall performance of the Funds was less robust in 2009 than in 2008 and 2007 for the one- and three-year performance periods. For example, 62% of the Funds were in the top two quintiles in 2007 for the one-year period compared with 33% in 2009. The ranks of those in the bottom two quintiles rose significantly between 2007 and 2009, led by money market and fixed-income Funds in the one- and three-year periods. For the three-year period, there was a similar trend with respect to sub-advised Funds.

6.  The performance of the active equity Funds against their benchmarks was strong for the one-, three-, and five-year performance periods. In contrast, more than half of the sub-advised Funds failed to beat their benchmarks on a net basis in the one- and three-year periods. The fixed-income Funds consistently produced gross returns below those of their benchmarks. Lipper quintile rankings of the actively managed equity Funds are highly correlated with their performance against their benchmarks in the sense that net returns in excess of the benchmark appear necessary to achieve a ranking in one of the top three quintiles. No such correlation was observed for fixed-income and quantitative strategies Funds.

7.  The equity Funds' overall performance adjusted for risk was mixed. Based upon three-year returns, less than 40% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes; 60% were in the bottom half of their universes. About 30% of the fixed income Funds posted high returns and low risk relative to comparable funds. Over 60% of the fixed-income Funds took on more risk than the typical fund in their performance universes.

8.  The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Nations Funds are compared with funds in performance universes that

44

include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a "filtered universe") lowers the relative performance for the Funds, but generally not to a material extent. The filtering process, however, did identify two Funds for further review that had not been so identified using unfiltered universes.

9.  A small number of Funds have consistently underperformed over the past five years. The exact number depends on the criteria used to evaluate longer-term performance. For example, six different Funds have had below-median performance in at least four out of the five years between 2005 and 2009 for either the one- or three-year performance periods from 2005 to 2009. If the threshold were the 60th percentile, only two Funds would have satisfied the criteria.

10.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance, and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

11.  The Funds' management fees and total expenses are generally low relative to those of their peers, with over half the Funds ranking in the most favorable two quintiles. For total expenses, slightly more than one-quarter are in the bottom two quintiles, while slightly less than two-fifths are in the bottom two quintiles for actual management fees. Fixed-income and quantitative strategies Funds have the lowest fees and expenses relative to their peers. The sub-advised Funds account for the majority of Funds in the fifth quintile for both management fees and total expenses.

12.  The distribution of management fee rankings has changed little over the past three years, while the distribution of total expense rankings has moved in the direction of higher expenses. The most notable change involving total expenses has been a shift in the number of Funds from the first to the second quintile.

13.  The management fees of the non-subadvised Funds are generally in line with those of Columbia Funds supervised by the Atlantic Board of Trustees (the "Atlantic Funds").

The sub-advised large cap equity, international equity, and high yield Funds, however, generally have higher management fees than those of comparable Atlantic and non-subadvised Funds.

14.  The implementation of the new program of voluntary expense limits appears to have been associated, on balance, with less favorable expense rankings. This result reflects increases in expense limits for certain Funds, the removal of fee waivers, and the shift of certain expenses from CMA to the Funds. The decline in expense rankings is less significant, however, than CMA projected in December 2008.

D. Trustees' Advisory Contract Review Process

15.  The Trustees' evaluation process identified 22 Funds in 2009 for further review based upon long-standing criteria relating to their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. At the November meeting, CMG provided further information about each of those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

16.  CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, the establishment of expense limits for each Fund, enhanced shareholder services, fund mergers, and operational consolidation.

17.  An examination of the contractual fee schedules for five Nations Funds shows that the schedules for Small Cap II, Municipal Reserves, and Treasury Reserves compare favorably with those of their competitors, while the subadvised Marsico Growth and High Yield VS Funds have schedules generally above those of their peers, including funds that do not have a sub-adviser. The group fee with

45

breakpoints that characterizes the money market Fund schedules is not typically found among competitors, nearly all of which have flat fee schedules.

F. Management Fees Charged to Institutional Clients

18.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, actual and scheduled institutional fees are generally, but not always, lower than the Funds' management fees. CMG provided additional data this year demonstrating that at small asset levels, the effective fee of certain Funds may be equal to or less than institutional fee levels at those asset levels, due to the effect of expense limits on small funds with high gross expenses. CMG also analyzed the differences between the services provided and risks borne on the one hand by a manager of mutual funds and on the other by institutional advisers, and suggested that these differences should be kept in mind when Trustees review the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

19.  The activity-based cost allocation methodology employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG further refined the technique by allocating additional indirect expenses on an activity basis.

20.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses of and profitability to CMG arising out of its relationships with the Funds.

21.  CMG provided a firm-wide pro forma 2009 income statement demonstrating the effect of market events beginning in the fourth quarter of 2008 on its revenues and profitability to provide an additional perspective on calendar 2008 profitability data.

22.  In 2008, CMG's pre-tax pre- and post-distribution margins on the Nations Funds were above the industry mean and median, based on limited data available for publicly held mutual fund managers and excluding the costs of CMG's money market capital support programs. However, as is to be expected in a 63-Fund complex, some Nations Funds had relatively high pre-tax profit margins in 2008, when calculated solely with respect to management revenues and expenses, while other Nations Funds operated at a loss. There is a positive relationship between Fund size and profitability to CMG, with smaller Funds generally operating at a loss to CMG.

23.  CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, with respect to assets of its clients invested in Nations Funds to compensate it for services it performs with respect to those client assets and for the effect of state law limitations on affiliates charging multiple fees. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for identifying a Fund for further review (a "Review Fund") to include criteria that focus exclusively on performance. They may also wish to consider whether it would be useful to apply CMG's own internal monitoring standards for Fund performance to the contract review process, or whether such criteria are more relevant to their ongoing investment oversight.

2)  Presentation of Review Fund discussion. CMG should consider whether it could more systematically present in one discussion all relevant information regarding each Review Fund, which is now split into several different portions of the 15(c) materials. For any Fund that has been a Review Fund in consecutive years, CMG should address under what circumstances it could reasonably be anticipated that the Fund would lose that status.

3)  Refinement of tax-exempt performance data. Certain single-state tax-exempt Funds compete in extremely small universes and are compared to a multi-state benchmark of uncertain relevance. Notwithstanding the difficulties, CMG should work to improve the reliability of the calculation of relative performance of these Funds. If that is not possible, CMG should provide guidance on how the Trustees should judge the quality of CMG's management of these Funds.

46

4)  Development of risk metrics for asset-allocation, tax-exempt, and money market Funds. CMG has developed and shared with the Trustees quantitative risk metrics comparing equity and taxable fixed-income Funds against their peers. However, reliable risk metrics have not been developed for asset-allocation, tax-exempt fixed income, and money market Funds. We urge CMG to continue its efforts to provide reliable risk measures for these categories of Funds, especially in the cases of asset-allocation and money market funds, because their investors are likely to be motivated at least in part by a desire to manage risk.

5)  Profitability data. For any period during which CMG is an affiliate of U.S. Trust, Bank of America Private Wealth Management, CMG should continue to present to the Trustees the profitability of each Fund, each investment style and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

d.  Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

6)  Contractual fee analysis. This year CMG presented a new Lipper report comparing the contractual management fees of Funds with those of competitors in similar investment styles. However, the reliability of the conclusion—that Fund management fee breakpoints compared favorably with competitive fee rates—was limited by the use of competitive funds at all asset levels. The sponsors of a $100 million mutual fund may not have given much thought to breakpoints at $5 billion; therefore, that fund's contractual fee at that level is unlikely to compare favorably with that of a $5 billion Fund. Limiting the competitors to the Lipper expense group, whose constituents are similar in size to the relevant Fund, would make the results more meaningful. In addition, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

7)  Pro forma profitability data. In any year in which CMG or the Trustees believe that the prior year's profitability is unlikely to be representative of current business results due to changes in markets or for any other reason, CMG should, consistent with this year's practice, prepare a pro forma income statement based on year-to-date actual data and reasonable projections used for its own business planning purposes.

8)  Additional institutional data and analysis. While CMG provided a substantial amount of information on its institutional business, we suggest some additional items for future years: (a) profitability data for the institutional business in the format, and based upon the same allocation methodologies, used to present Fund profitability, (b) an explanation of how CMA sets institutional fee breakpoints, which normally begin at asset levels far lower than those found in Fund management fee breakpoints, and (c) distinguishing in all institutional fee materials fees of accounts acquired prior to the development of current fee schedules (so-called "legacy" accounts) from the fees of accounts launched after that time.

9)  Management fee disparities. In any future study of management fees, CMG and the Nations Trustees should analyze the differences in management fee schedules. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families sponsored by CMG, such as differences in the management styles of different Funds included the same Lipper category. Finally, if CMG proposes a management fee change or an expense cap for

47

any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

10)  Explanation of data supplied to Lipper. Each year, as part of the 15(c) process, CMG retains Lipper to compare the fees and expenses of each Fund to a group of competitors. In many cases, CMG, with the approval of the Trustees, adjusts the actual expense data, which is based on the most recent full fiscal year of the Fund (and each competitive fund) to reflect changes in fees or expense limits that occurred during or after the relevant fiscal year. This improves the reliability and usefulness of the comparison. However, to ensure that the Trustees know when and how CMG adjusted the data, we recommend that CMG prepare a table listing for each Fund what adjustments were made, e.g., to reflect a new expense limitation of x basis points that commenced on y date.

11)  Reduction of volume of paper documents submitted. The effort to streamline and better organize the data presented to the Trustees and the process by which that data was prepared and organized continued to be well-received by all parties. Notwithstanding past success, it is always appropriate to look for opportunities to reduce and simplify the presentation of 15(c) data. One possibility would be to remove the 127 pages of biographical data, most if not all of which the Trustees have previously seen as part of their ongoing investment oversight duties, from the paper volume and post it on the Internet-based document storage and retrieval system used by the Funds to provide reference data to Trustees.

Respectfully submitted,
Steven E. Asher

48

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Cash Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

49

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Cash Reserves

Semiannual Report, February 28, 2010

©2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/35120-0210 (04/10) 10/W6J371

Columbia Management®

Semiannual Report

February 28, 2010

Columbia Treasury Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	6

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	11

Notes to Financial Statements	19

Board Consideration and Re-Approval of Investment Advisory Agreement	27

Summary of Management Fee Evaluation by Independent Fee Consultant	31

Important Information About This Report	37

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Bank of America, N.A. previously announced its decision to sell Columbia Management's long-term asset management business to Ameriprise Financial, Inc. This includes the management of Columbia Management's equity and fixed-income mutual funds but not the money market funds. This transaction is subject to certain approvals and other conditions of closing and is currently expected to occur this spring. Bank of America also previously announced that it will retain Columbia Management's cash business, including the management of Columbia Management's money market funds.

The bank decided to retain the cash business based on the breadth of its product offering and the depth of its client relationships. Columbia Management's cash business will remain with Bank of America within the Global Wealth and Investment Management organization and will be led by Michael Pelzar as head of the cash business effective as of the closing of Bank of America's sale of Columbia Management's long-term asset management business to Ameriprise Financial. We want to assure you that the cash funds' portfolio managers continue to focus on providing uninterrupted service to fund shareholders.

Effective at the time of the closing, the cash business will use the name BofA(TM) Global Capital Management. The advisor will remain the same and will be renamed BofA Advisors, LLC. The cash business will continue to offer a wide array of liquidity products including the current Columbia money market funds, which will be rebranded as BofA Funds.

Meanwhile, transition teams across the company have been formed to oversee integration efforts including rebranding initiatives and client communications. As a valued investor in Columbia Management's money market funds, please know that our goal is to ensure a smooth transition and provide you with the highest quality products and services. We are working diligently to seek a seamless transition for our clients and will keep you informed as the transition progresses.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Understanding Your Expenses – Columbia Treasury Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/09 – 02/28/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15
Class A Shares	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Treasury Reserves

February 28, 2010 (Unaudited)

Government & Agency Obligations – 19.3%
	Par ($)	Value ($)
U.S. Government Obligations – 19.3%
U.S. Treasury Bills
0.110% 04/01/10 (a)	900,000,000	899,914,750
0.120% 05/27/10 (a)	118,000,000	117,965,780
0.200% 07/01/10 (a)	495,000,000	494,664,500
U.S. Treasury Notes
2.000% 09/30/10	250,000,000	252,338,190
2.375% 08/31/10	50,000,000	50,540,964
2.750% 07/31/10	470,000,000	474,806,514
U.S. Government Obligations Total		2,290,230,698
Total Government & Agency Obligations (cost of $2,290,230,698)		2,290,230,698
Repurchase Agreements – 78.3%
Repurchase agreement with Barclays Capital, dated 02/26/10, due 03/01/10 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 03/15/12, market value $851,543,074 (repurchase proceeds $834,852,957)	834,846,000	834,846,000
Repurchase agreement with Barclays Capital, dated 02/26/10, due 03/01/10 at 0.130%, collateralized by a commercial paper maturing 05/05/11, market value $179,220,001 (repurchase proceeds $174,001,885)	174,000,000	174,000,000
Repurchase agreement with Barclays Capital, dated 01/15/10, due 03/31/10 at 0.120%, collateralized by U.S. Treasury obligations with various maturities to 11/15/27, market value $362,100,050 (repurchase proceeds $355,088,750)	355,000,000	355,000,000

	Par ($)	Value ($)
Repurchase agreement with Barclays Capital, dated 01/14/10, due 04/07/10 at 0.100%, collateralized by a U.S. Treasury obligation maturing 04/30/11, market value $127,500,059 (repurchase proceeds $125,028,819)	125,000,000	125,000,000
Repurchase agreement with BNP Paribas, dated 02/26/10, due 03/01/10 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 02/15/18, market value $748,680,010 (repurchase proceeds $734,006,117)	734,000,000	734,000,000
Repurchase agreement with BNP Paribas, dated 02/26/10, due 03/01/10 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 02/15/40, market value $153,000,000 (repurchase proceeds $150,001,375)	150,000,000	150,000,000
Repurchase agreement with BNP Paribas, dated 02/26/10, due 03/01/10 at 0.130%, collateralized by commercial papers with various maturities to 12/26/12, market value $488,220,001 (repurchase proceeds $474,005,135)	474,000,000	474,000,000

See Accompanying Notes to Financial Statements.

2

Columbia Treasury Reserves

February 28, 2010 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Credit Suisse First Boston, dated 02/26/10, due 03/01/10 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 08/15/20, market value $408,000,165 (repurchase proceeds $400,000,168)	400,000,000	400,000,000
Repurchase agreement with Deutsche Bank, dated 02/26/10, due 03/01/10 at 0.110%, collateralized by a U.S. Government Agency obligation maturing 06/20/39, market value $112,200,000 (repurchase proceeds $110,001,008)	110,000,000	110,000,000
Repurchase agreement with Deutsche Bank, dated 02/26/10, due on 03/01/10, at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 07/15/16, market value $589,096,009 (repurchase proceeds $577,549,813)	577,545,000	577,545,000
Repurchase agreement with Goldman Sachs & Co., dated 02/26/10, due 03/01/10 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 12/26/12, market value $360,503,906 (repurchase proceeds $350,003,792)	350,000,000	350,000,000

	Par ($)	Value ($)
Repurchase agreement with Greenwich Capital, dated 02/26/10, due 03/01/10 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 07/31/14, market value $816,001,648 (repurchase proceeds $800,001,598)	800,000,000	800,000,000
Repurchase agreement with HSBC Bank USA, dated 02/26/10, due 03/01/10 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 11/30/16, market value $612,000,027 (repurchase proceeds $600,000,032)	600,000,000	600,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 02/26/10, due 03/01/10 at 0.090%, collateralized by U.S. Treasury obligations with various maturities to 01/31/12, market value $510,001,850 (repurchase proceeds $500,037,500)	500,000,000	500,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 02/26/10, due 03/01/10 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 03/15/52, market value $153,001,292 (repurchase proceeds $150,001,250)	150,000,000	150,000,000

See Accompanying Notes to Financial Statements.

3

Columbia Treasury Reserves

February 28, 2010 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Morgan Stanley, dated 02/26/10, due 03/01/10 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 02/20/40, market value $360,432,318 (repurchase proceeds $350,003,500)	350,000,000	350,000,000
Repurchase agreement with Morgan Stanley, dated 02/26/10, due 03/01/10 at 0.094%, collateralized by U.S. Treasury obligations with various maturities to 02/28/11, market value $493,680,028 (repurchase proceeds $484,003,783)	484,000,000	484,000,000
Repurchase agreement with Royal Bank of Canada, dated 02/26/10, due 03/01/10 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 12/31/11, market value $510,000,051 (repurchase proceeds $500,004,167)	500,000,000	500,000,000
Repurchase agreement with Salomon Smith Barney Citigroup, dated 02/26/10, due 03/01/10 at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 12/28/12, market value $179,220,001 (repurchase proceeds $174,002,465)	174,000,000	174,000,000

	Par ($)	Value ($)
Repurchase agreement with Societe Generale, dated 02/26/10, due 03/01/10 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 12/31/13, market value $612,000,072 (repurchase proceeds $600,005,000)	600,000,000	600,000,000
Repurchase agreement with Societe Generale, dated 02/26/10, due 03/01/10 at 0.110%, collateralized by U.S. Government Agency obligations with various maturities to 09/20/59, market value $153,000,001 (repurchase proceeds $150,001,375)	150,000,000	150,000,000
Repurchase agreement with UBS Securities, Inc., dated 02/26/10, due 03/01/10 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 06/22/12, market value $230,722,725 (repurchase proceeds $224,002,650)	224,000,000	224,000,000

See Accompanying Notes to Financial Statements.

4

Columbia Treasury Reserves

February 28, 2010 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with UBS Warburg AG, dated 02/26/10, due 03/01/10 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 05/15/39, market value $510,002,787 (repurchase proceeds $500,002,724)	500,000,000	500,000,000
Total Repurchase Agreements (cost of $9,316,391,000)		9,316,391,000
Total Investments – 97.6% (cost of $11,606,621,698) (b)		11,606,621,698
Other Assets & Liabilities, Net – 2.4%		286,015,478
Net Assets – 100.0%		11,892,637,176

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  Cost for federal income tax purposes is $11,606,621,698.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's portfolio as of February 28, 2010.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Repurchase Agreements	78.3
Government & Agency Obligations	19.3
97.6
Other Assets & Liabilities, Net	2.4
100.0

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – Columbia Treasury Reserves

February 28, 2010 (Unaudited)

		($)
Assets	Repurchase agreements, at cost approximating value	9,316,391,000
	Investments, at amortized cost approximating value	2,290,230,698
	Total investments at cost approximating value	11,606,621,698
	Cash	171
	Receivable for:
	Investments sold	281,000,000
	Fund shares sold	23,953
	Interest	6,677,504
	Expense reimbursement due from investment advisor	12,469
	Trustees' deferred compensation plan	108,469
	Prepaid expenses	141,450
	Total Assets	11,894,585,714
Liabilities	Payable for:
	Fund shares repurchased	289,017
	Investment advisory fee	857,472
	Administration fee	383,069
	Pricing and bookkeeping fees	14,949
	Transfer agent fee	73,961
	Trustees' fees	133,342
	Custody fee	53,231
	Shareholder administration fee	1,423
	Chief compliance officer expenses	2,819
	Trustees' deferred compensation plan	108,469
	Other liabilities	30,786
	Total Liabilities	1,948,538
	Net Assets	11,892,637,176
Net Assets Consist of	Paid-in capital	11,894,439,904
	Overdistributed net investment income	(127,282)
	Accumulated net realized loss	(1,675,446)
	Net Assets	11,892,637,176

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – Columbia Treasury Reserves

February 28, 2010 (Unaudited)

Capital Class Shares	Net assets	$4,248,535,753
	Shares outstanding	4,249,983,746
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$719,755,783
	Shares outstanding	720,011,338
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$287,452,233
	Shares outstanding	287,531,473
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$4,184,351,372
	Shares outstanding	4,185,844,955
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$60,762,985
	Shares outstanding	60,784,736
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$990,109,586
	Shares outstanding	990,464,513
	Net asset value per share	$1.00
Class A Shares	Net assets	$201,603,165
	Shares outstanding	201,674,344
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$1,200,066,299
	Shares outstanding	1,200,493,882
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – Columbia Treasury Reserves

For the Six Months Ended February 28, 2010 (Unaudited)

		($)
Investment Income	Interest	9,963,693
Expenses	Investment advisory fee	10,051,486
	Administration fee	6,630,991
	Distribution fee:
	Investor Class Shares	34,204
	Daily Class Shares	1,856,153
	Class A Shares	94,680
	Service fee:
	Liquidity Class Shares	346,213
	Adviser Class Shares	5,902,535
	Investor Class Shares	85,510
	Daily Class Shares	1,325,824
	Class A Shares	236,701
	Shareholder administration fee:
	Class A Shares	94,680
	Trust Class Shares	377,593
	Institutional Class Shares	303,044
	Transfer agent fee	89,105
	Pricing and bookkeeping fees	80,793
	Trustees' fees	37,205
	Custody fee	131,794
	Chief compliance officer expenses	4,034
	Other expenses	492,478
	Total Expenses	28,175,023
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(7,736,345)
	Expenses waived by the distributor:
	Liquidity Class Shares	(201,826)
	Adviser Class Shares	(5,842,452)
	Daily Class Shares	(3,166,974)
	Investor Class Shares	(118,629)
	Trust Class Shares	(365,709)
	Institutional Class Shares	(276,980)
	Class A Shares	(423,980)
	Expenses waived by the shareholder service provider:
	Liquidity Class Shares	(138,485)
	Expense reductions	(36)
	Net Expenses	9,903,607
	Net Investment Income	60,086
	Net Increase Resulting from Operations	60,086

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – Columbia Treasury Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2010 ($)	Year Ended August 31, 2009 ($)
Operations	Net investment income	60,086	47,962,199
	Net increase resulting from operations	60,086	47,962,199
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(60,905)	(26,523,741)
	Trust Class Shares	—	(1,680,300)
	Liquidity Class Shares	—	(1,183,781)
	Adviser Class Shares	—	(11,125,063)
	Investor Class Shares	—	(260,395)
	Daily Class Shares	—	(915,859)
	Class A Shares	—	(304,315)
	Institutional Class Shares	(23)	(5,967,903)
	Total distributions to shareholders	(60,928)	(47,961,357)
	Net Capital Stock Transactions	(3,603,706,526)	(12,991,729,083)
	Total decrease in net assets	(3,603,707,368)	(12,991,728,241)
Net Assets	Beginning of period	15,496,344,544	28,488,072,785
	End of period	11,892,637,176	15,496,344,544
	Overdistributed net investment income at end of period	(127,282)	(126,440)

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – Columbia Treasury Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	11,943,677,131	11,943,677,131	55,543,785,108	55,543,785,108
Distributions reinvested	41,490	41,490	16,479,823	16,479,823
Redemptions	(13,391,538,186)	(13,391,538,186)	(61,300,536,458)	(61,300,536,458)
Net decrease	(1,447,819,565)	(1,447,819,565)	(5,740,271,527)	(5,740,271,527)
Trust Class Shares
Subscriptions	364,261,744	364,261,744	1,902,255,042	1,902,255,042
Distributions reinvested	—	—	9,385	9,385
Redemptions	(501,805,453)	(501,805,453)	(2,009,724,830)	(2,009,724,830)
Net decrease	(137,543,709)	(137,543,709)	(107,460,403)	(107,460,403)
Liquidity Class Shares
Subscriptions	469,710,144	469,710,144	1,843,408,407	1,843,408,407
Distributions reinvested	—	—	762,717	762,717
Redemptions	(595,348,516)	(595,348,516)	(2,427,098,445)	(2,427,098,444)
Net decrease	(125,638,372)	(125,638,372)	(582,927,321)	(582,927,320)
Adviser Class Shares
Subscriptions	5,386,093,780	5,386,093,780	19,684,782,552	19,684,782,552
Distributions reinvested	—	—	1,264,031	1,264,031
Redemptions	(6,467,902,225)	(6,467,902,225)	(24,844,510,258)	(24,844,510,258)
Net decrease	(1,081,808,445)	(1,081,808,445)	(5,158,463,675)	(5,158,463,675)
Investor Class Shares
Subscriptions	92,280,588	92,280,588	904,786,168	904,786,168
Distributions reinvested	—	—	202,806	202,806
Redemptions	(110,916,389)	(110,916,389)	(1,060,565,131)	(1,060,565,130)
Net decrease	(18,635,801)	(18,635,801)	(155,576,157)	(155,576,156)
Daily Class Shares
Subscriptions	419,246,400	419,246,400	3,100,924,600	3,100,924,599
Distributions reinvested	—	—	915,722	915,722
Redemptions	(582,382,145)	(582,382,145)	(3,107,706,571)	(3,107,706,571)
Net decrease	(163,135,745)	(163,135,745)	(5,866,249)	(5,866,250)
Class A Shares
Subscriptions	182,447,382	182,447,382	387,286,858	387,286,858
Distributions reinvested	—	—	13,041	13,041
Redemptions	(181,629,088)	(181,629,088)	(563,706,159)	(563,706,158)
Net increase (decrease)	818,294	818,294	(176,406,260)	(176,406,259)
Institutional Class Shares
Subscriptions	1,633,189,191	1,633,189,191	7,410,701,114	7,410,701,114
Distributions reinvested	17	17	5,178,378	5,178,378
Redemptions	(2,263,132,391)	(2,263,132,391)	(8,480,636,985)	(8,480,636,985)
Net decrease	(629,943,183)	(629,943,183)	(1,064,757,493)	(1,064,757,493)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2010 (a)		2009	2008	2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(c)	0.0022	0.0282	0.0503	0.0202		0.0345	0.0144
Less Distributions to Shareholders:
From net investment income	—	(c)	(0.0022)	(0.0282)	(0.0503)	(0.0202)		(0.0345)	(0.0144)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.00	%(f)(g)	0.22%	2.85%	5.14%	2.04	%(g)	3.50%	1.45%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.15	%(i)	0.19%	0.20%	0.20%	0.20	%(i)	0.20%	0.20%
Waiver/Reimbursement	0.11	%(i)	0.06%	0.05%	0.06%	0.06	%(i)	0.06%	0.07%
Net investment income (h)	—	%(f)(i)	0.24%	2.80%	4.98%	4.83	%(i)	3.51%	1.41%
Net assets, end of period (000s)	$4,248,536		$5,696,275	$11,436,408	$7,331,951	$2,254,712		$2,283,858	$1,570,292

(a)  On December 31, 2009, Columbia Treasury Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Rounds to less than $0.0001 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Rounds to less than 0.01%.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2010 (a)		2009	2008	2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.0015	0.0272	0.0493	0.0198		0.0335	0.0134
Less Distributions to Shareholders:
From net investment income	—		(0.0015)	(0.0272)	(0.0493)	(0.0198)		(0.0335)	(0.0134)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.00	%(e)	0.15%	2.75%	5.04%	2.00	%(e)	3.40%	1.35%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.15	%(g)	0.27%	0.30%	0.30%	0.30	%(g)	0.30%	0.30%
Waiver/Reimbursement	0.21	%(g)	0.08%	0.05%	0.06%	0.06	%(g)	0.06%	0.07%
Net investment income (f)	—	%(g)	0.13%	2.62%	4.92%	4.74	%(g)	3.35%	1.31%
Net assets, end of period (000s)	$719,756		$857,336	$964,875	$706,054	$753,036		$658,693	$656,083

(a)  On December 31, 2009, Columbia Treasury Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2010 (a)		2009	2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.0012	0.0267		0.0488	0.0196		0.0330	0.0129
Less Distributions to Shareholders:
From net investment income	—		(0.0012)	(0.0267)		(0.0488)	(0.0196)		(0.0330)	(0.0129)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.00	%(f)	0.12%	2.70	%(e)	4.99%	1.98	%(f)	3.35%	1.30%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.15	%(h)	0.29%	0.35%		0.35%	0.35	%(h)	0.35%	0.35%
Waiver/Reimbursement	0.36	%(h)	0.21%	0.15%		0.16%	0.16	%(h)	0.16%	0.17%
Net investment income (g)	—	%(h)	0.17%	2.53	%(e)	4.86%	4.68	%(h)	3.31%	1.32%
Net assets, end of period (000s)	$287,452		$413,066	$995,952		$750,842	$463,198		$428,929	$413,480

(a)  On December 31, 2009, Columbia Treasury Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2010 (a)		2009	2008	2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.0011	0.0257	0.0478	0.0192		0.0320	0.0119
Less Distributions to Shareholders:
From net investment income	—		(0.0011)	(0.0257)	(0.0478)	(0.0192)		(0.0320)	(0.0119)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.00	%(e)	0.11%	2.60%	4.88%	1.93	%(e)	3.24%	1.20%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.15	%(g)	0.31%	0.45%	0.45%	0.45	%(g)	0.45%	0.45%
Waiver/Reimbursement	0.36	%(g)	0.19%	0.05%	0.06%	0.06	%(g)	0.06%	0.07%
Net investment income (f)	—	%(g)	0.13%	2.50%	4.77%	4.58	%(g)	3.30%	1.20%
Net assets, end of period (000s)	$4,184,351		$5,266,200	$10,424,598	$9,062,032	$7,525,633		$7,418,032	$4,608,621

(a)  On December 31, 2009, Columbia Treasury Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2010 (a)		2009	2008	2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.0010	0.0247	0.0468	0.0188		0.0310	0.0109
Less Distributions to Shareholders:
From net investment income	—		(0.0010)	(0.0247)	(0.0468)	(0.0188)		(0.0310)	(0.0109)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.00	%(e)	0.10%	2.50%	4.78%	1.89	%(e)	3.14%	1.10%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.15	%(g)	0.32%	0.55%	0.55%	0.55	%(g)	0.55%	0.55%
Waiver/Reimbursement	0.46	%(g)	0.28%	0.05%	0.06%	0.06	%(g)	0.06%	0.07%
Net investment income (f)	—	%(g)	0.11%	2.42%	4.68%	4.49	%(g)	3.05%	1.02%
Net assets, end of period (000s)	$60,763		$79,399	$234,962	$219,797	$180,073		$230,999	$368,396

(a)  On December 31, 2009, Columbia Treasury Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2010 (a)		2009	2008	2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.0007	0.0222	0.0443	0.0177		0.0285	0.0085
Less Distributions to Shareholders:
From net investment income	—		(0.0007)	(0.0222)	(0.0443)	(0.0177)		(0.0285)	(0.0085)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.00	%(e)	0.07%	2.25%	4.52%	1.79	%(e)	2.88%	0.85%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.15	%(g)	0.34%	0.79%	0.80%	0.80	%(g)	0.80%	0.80%
Waiver/Reimbursement	0.71	%(g)	0.51%	0.06%	0.06%	0.06	%(g)	0.06%	0.07%
Net investment income (f)	—	%(g)	0.06%	2.11%	4.42%	4.24	%(g)	3.06%	0.83%
Net assets, end of period (000s)	$990,110		$1,153,305	$1,159,298	$882,296	$648,576		$710,078	$256,064

(a)  On December 31, 2009, Columbia Treasury Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves..

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Class A Shares	2010 (a)		2009	2008	2007 (b)	2006 (c)		2006 (d)	2005
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.0009	0.0237	0.0458	0.0184		0.0300	0.0099
Less Distributions to Shareholders:
From net investment income	—		(0.0009)	(0.0237)	(0.0458)	(0.0184)		(0.0300)	(0.0099)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.09%	2.40%	4.67%	1.85	%(g)	3.04%	1.00%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.15	%(i)	0.34%	0.65%	0.65%	0.65	%(i)	0.65%	0.65%
Waiver/Reimbursement	0.56	%(i)	0.36%	0.05%	0.06%	0.06	%(i)	0.06%	0.07%
Net investment income (h)	—	%(i)	0.12%	2.53%	4.57%	4.39	%(i)	3.05%	0.95%
Net assets, end of period (000s)	$201,603		$200,805	$377,207	$647,929	$593,733		$707,503	$632,569

(a)  On December 31, 2009, Columbia Treasury Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(b)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  On Augsut 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

Institutional	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Class Shares	2010 (a)		2009	2008	2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.0019	0.0278	0.0499	0.0201		0.0341	0.0140
Less Distributions to Shareholders:
From net investment income	—	(h)	(0.0019)	(0.0278)	(0.0499)	(0.0201)		(0.0341)	(0.0140)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.00	%(e)	0.19%	2.81%	5.10%	2.02	%(e)	3.46%	1.41%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.15	%(g)	0.22%	0.24%	0.24%	0.24	%(g)	0.24%	0.24%
Waiver/Reimbursement	0.15	%(g)	0.07%	0.05%	0.06%	0.06	%(g)	0.06%	0.07%
Net investment income (f)	—	%(g)	0.21%	2.68%	4.96%	4.81	%(g)	3.51%	1.42%
Net assets, end of period (000s)	$1,200,066		$1,829,959	$2,894,773	$2,189,669	$1,313,381		$1,036,381	$439,022

(a)  On December 31, 2009, Columbia Treasury Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than $0.0001 per share.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – Columbia Treasury Reserves

February 28, 2010 (Unaudited)

Note 1. Organization

Columbia Treasury Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia Treasury Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each of the Predecessor Fund's share classes was reorganized into the corresponding share class of the Fund. After the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, and Institutional Class shares. Each class of shares is offered continuously at net asset value. The Fund is closed to purchases by new investors and new accounts.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar

19

Columbia Treasury Reserves, February 28, 2010 (Unaudited)

securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of

20

Columbia Treasury Reserves, February 28, 2010 (Unaudited)

actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2009 was as follows:

Distributions paid from:
Ordinary Income*	$47,961,357

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2010	$20,714
2011	7,012
2012	422,339
2013	711,196
2014	514,185
Total	$1,675,446

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the six month period ended February 28, 2010, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Bank of America, N.A., an indirect parent company of Columbia, entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes the sale of the part of the asset management business that advises long-term mutual funds, but does not include the sale of the part of the asset management business that advises the Fund. The transaction is subject to certain approvals and other conditions to closing and is currently expected to close on or about May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Fund and its investment advisor,

21

Columbia Treasury Reserves, February 28, 2010 (Unaudited)

administrator and distributor will change as shown in the following table:

	Current Name	New Name
Fund:	Columbia Treasury Reserves	BofA Treasury Reserves

Advisor/Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC

Distributor:	Columbia Management Distributors, Inc.	BofA Distributors, Inc.

Effective upon the Closing, references to the current names of the Fund, Columbia and Columbia Management Distributors, Inc. will be deemed to be references to their respective new names. Certain other changes will also occur upon the Closing.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net asset of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by Columbia in the performance of services under the Services Agreement. The Services Agreement will be terminated upon the Closing, and the services provided thereunder will be covered under an amended administration agreement with Columbia.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

22

Columbia Treasury Reserves, February 28, 2010 (Unaudited)

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2010, no account balance fees were charged by the Fund. Effective upon the Closing, it is expected that the Fund will engage BFDS as its new transfer agent.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class and Class A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

23

Columbia Treasury Reserves, February 28, 2010 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class A shares	0.10%	0.10%
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 28, 2010, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the six month
2013	2012	2011	2010	recovery	period ended 2/28/2010
$4,115,869	$13,159,293	$14,300,715	$9,040,320	$40,616,197	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. The liability for the deferred

24

Columbia Treasury Reserves, February 28, 2010 (Unaudited)

compensation plan is included in "Trustees' fees" on the Statements of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2010, these custody credits reduced total expenses by $36 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2010, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2010, 56.4% of the Fund's shares outstanding were beneficially owned by three participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2010, the Fund has one shareholder that held 11.4% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

As of February 28, 2010, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which

25

Columbia Treasury Reserves, February 28, 2010 (Unaudited)

approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008 and the distribution earmarked for the Columbia Funds and their shareholders has been substantially completed.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

26

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA" or the "Adviser") for Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Daily Cash Reserves, Columbia Government Reserves, Columbia Government Plus Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves and Columbia Treasury Reserves. The investment advisory agreement with CMA is referred to as an "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at meetings held on November 5-6, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at http://www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss each Fund's performance with its respective portfolio manager(s). In addition to these meetings, the Investment Committee receives and discusses performance reports at its quarterly meetings. The Contracts Review Committee of the Board also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

The Board noted that Bank of America, N.A., the parent company of the Adviser, had entered into an agreement to sell a portion of the asset management business of the Adviser to Ameriprise Financial, Inc. (the "Transaction"). The Board noted that the Transaction was expected to close in the spring of 2010 and that its review of the Advisory Agreement was separate and distinct from any analysis regarding new advisory or sub-advisory arrangements that may result from the closing of the Transaction.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by CMA under the Advisory Agreement. The most recent investment adviser registration form for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Funds and CMA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

27

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of CMA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by CMA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to CMA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in their respective Peer Groups (as defined below).

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of Funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, and independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to actual management fees; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered certain risk-adjusted performance data.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rates and the Actual Management Rates, as

28

well as on other relationships between the Funds and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues declined over a five-year period during which fund assets increased by 53% and the shareholder benefit over a four-year period has remained steady at approximately 33% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to their other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationship with the Funds. Such benefits could include, among others, benefits attributable to CMA's relationship with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Funds and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receives throughout the year. In this regard, the Board and its Committees review reports of CMA at each of its quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, at the June Investment Committee meeting.

Fund-Specific Considerations for Certain "Review" Funds. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

Columbia Treasury Reserves—The Board engaged in further review of Columbia Treasury Reserves because its Actual Management Rate and total expense ratio were appreciably above the median range of its Peer Group and its performance over some periods was appreciably below the median range of its Peer Group. However, the Board noted other factors such

29

as the positive performance relative to the funds in its Universe over some periods and the Fund's emphasis on liquidity and capital preservation over yield. The Board also noted the implementation of a revised cash management platform throughout 2009. Taking into account these matters and other factors considered, the Board concluded that the Fund's performance, Actual Management Rate and total expense ratio were acceptable.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

30

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE
CONSULTANT TO THE FUNDS SUPERVISED BY THE
COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

November 12, 2009

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fifth annual written evaluation of the fee negotiation process. As was the case with the 2007 and 2008 reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees ... using ... an annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds are treated in a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2008 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

31

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund, subject to the following: on September 30, 2009, Ameriprise Financial, Inc. ("Ameriprise") announced that it had agreed to purchase the investment management business of CMG with the exception of its cash and liquidity management business which includes the Nations money market Funds. As a result, the Trustees requested information from CMG as to the plans of CMG and its parent with respect to the provision of investment management services to those Funds after the consummation of the proposed transaction. As of the date of this report, that information has not yet been provided. However, as the transaction is not expected to close until the spring of 2010, the Trustees concluded that they would have ample opportunity to take appropriate steps with respect to the investment management agreements of the money market Funds, including invoking the 60-day termination provisions of those agreements, in response to the information to be provided by CMG and reviewed by the IFC.

In my view, the process by which the proposed management fees of the Funds have been negotiated in 2009 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds was relatively strong for the measuring periods ending March 31, 2009. Between one-third and nearly one-half of the Funds were ranked in either the first or second quintiles in the one-, three-, five-, and 10-year periods, and no more than 8% were in the fifth quintile for these periods. Overall, the performance was stronger in the two longer periods.

4.  The strongest performing groups over the one-, three-, and five-year periods were active equity, quantitative strategies, and, to a lesser extent, money market Funds. Sub-advised Funds were the weakest performers, with over 60% of the Funds in the bottom two quintiles in the one- and three-year periods. For the same two periods, no more than 15% percent of the sub-advised Funds were in the top two quintiles. Almost half of fixed-income Funds ranked in the bottom two quintiles in the one- and three-year periods.

5.  Overall performance of the Funds was less robust in 2009 than in 2008 and 2007 for the one- and three-year performance periods. For example, 62% of the Funds were in the top two quintiles in 2007 for the one-year period compared with 33% in 2009. The ranks of those in the bottom two quintiles rose significantly between 2007 and 2009, led by money market and fixed-income Funds in the one- and three-year periods. For the three-year period, there was a similar trend with respect to sub-advised Funds.

6.  The performance of the active equity Funds against their benchmarks was strong for the one-, three-, and five-year performance periods. In contrast, more than half of the sub-advised Funds failed to beat their benchmarks on a net basis in the one- and three-year periods. The fixed-income Funds consistently produced gross returns below those of their benchmarks. Lipper quintile rankings of the actively managed equity Funds are highly correlated with their performance against their benchmarks in the sense that net returns in excess of the benchmark appear necessary to achieve a ranking in one of the top three quintiles. No such correlation was observed for fixed-income and quantitative strategies Funds.

7.  The equity Funds' overall performance adjusted for risk was mixed. Based upon three-year returns, less than 40% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes; 60% were in the bottom half of their universes. About 30% of the fixed income Funds posted high returns and low risk relative to comparable funds. Over 60% of the fixed-income Funds took on more risk than the typical fund in their performance universes.

8.  The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Nations Funds are compared with funds in performance universes that

32

include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a "filtered universe") lowers the relative performance for the Funds, but generally not to a material extent. The filtering process, however, did identify two Funds for further review that had not been so identified using unfiltered universes.

9.  A small number of Funds have consistently underperformed over the past five years. The exact number depends on the criteria used to evaluate longer-term performance. For example, six different Funds have had below-median performance in at least four out of the five years between 2005 and 2009 for either the one- or three-year performance periods from 2005 to 2009. If the threshold were the 60th percentile, only two Funds would have satisfied the criteria.

10.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance, and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

11.  The Funds' management fees and total expenses are generally low relative to those of their peers, with over half the Funds ranking in the most favorable two quintiles. For total expenses, slightly more than one-quarter are in the bottom two quintiles, while slightly less than two-fifths are in the bottom two quintiles for actual management fees. Fixed-income and quantitative strategies Funds have the lowest fees and expenses relative to their peers. The sub-advised Funds account for the majority of Funds in the fifth quintile for both management fees and total expenses.

12.  The distribution of management fee rankings has changed little over the past three years, while the distribution of total expense rankings has moved in the direction of higher expenses. The most notable change involving total expenses has been a shift in the number of Funds from the first to the second quintile.

13.  The management fees of the non-subadvised Funds are generally in line with those of Columbia Funds supervised by the Atlantic Board of Trustees (the "Atlantic Funds"). The sub-advised large cap equity, international equity, and high yield Funds, however, generally have higher management fees than those of comparable Atlantic and non-subadvised Funds.

14.  The implementation of the new program of voluntary expense limits appears to have been associated, on balance, with less favorable expense rankings. This result reflects increases in expense limits for certain Funds, the removal of fee waivers, and the shift of certain expenses from CMA to the Funds. The decline in expense rankings is less significant, however, than CMA projected in December 2008.

D. Trustees' Advisory Contract Review Process

15.  The Trustees' evaluation process identified 22 Funds in 2009 for further review based upon long-standing criteria relating to their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. At the November meeting, CMG provided further information about each of those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

16.  CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, the establishment of expense limits for each Fund, enhanced shareholder services, fund mergers, and operational consolidation.

17.  An examination of the contractual fee schedules for five Nations Funds shows that the schedules for Small Cap II, Municipal Reserves, and Treasury Reserves compare favorably with those of their competitors, while the subadvised Marsico Growth and High Yield VS Funds have schedules generally above those of their peers, including funds that do not have a sub-adviser. The group fee with

33

breakpoints that characterizes the money market Fund schedules is not typically found among competitors, nearly all of which have flat fee schedules.

F. Management Fees Charged to Institutional Clients

18.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, actual and scheduled institutional fees are generally, but not always, lower than the Funds' management fees. CMG provided additional data this year demonstrating that at small asset levels, the effective fee of certain Funds may be equal to or less than institutional fee levels at those asset levels, due to the effect of expense limits on small funds with high gross expenses. CMG also analyzed the differences between the services provided and risks borne on the one hand by a manager of mutual funds and on the other by institutional advisers, and suggested that these differences should be kept in mind when Trustees review the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

19.  The activity-based cost allocation methodology employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG further refined the technique by allocating additional indirect expenses on an activity basis.

20.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses of and profitability to CMG arising out of its relationships with the Funds.

21.  CMG provided a firm-wide pro forma 2009 income statement demonstrating the effect of market events beginning in the fourth quarter of 2008 on its revenues and profitability to provide an additional perspective on calendar 2008 profitability data.

22.  In 2008, CMG's pre-tax pre- and post-distribution margins on the Nations Funds were above the industry mean and median, based on limited data available for publicly held mutual fund managers and excluding the costs of CMG's money market capital support programs. However, as is to be expected in a 63-Fund complex, some Nations Funds had relatively high pre-tax profit margins in 2008, when calculated solely with respect to management revenues and expenses, while other Nations Funds operated at a loss. There is a positive relationship between Fund size and profitability to CMG, with smaller Funds generally operating at a loss to CMG.

23.  CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, with respect to assets of its clients invested in Nations Funds to compensate it for services it performs with respect to those client assets and for the effect of state law limitations on affiliates charging multiple fees. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for identifying a Fund for further review (a "Review Fund") to include criteria that focus exclusively on performance. They may also wish to consider whether it would be useful to apply CMG's own internal monitoring standards for Fund performance to the contract review process, or whether such criteria are more relevant to their ongoing investment oversight.

2)  Presentation of Review Fund discussion. CMG should consider whether it could more systematically present in one discussion all relevant information regarding each Review Fund, which is now split into several different portions of the 15(c) materials. For any Fund that has been a Review Fund in consecutive years, CMG should address under what circumstances it could reasonably be anticipated that the Fund would lose that status.

3)  Refinement of tax-exempt performance data. Certain single-state tax-exempt Funds compete in extremely small universes and are compared to a multi-state benchmark of uncertain relevance. Notwithstanding the difficulties, CMG should work to improve the reliability of the calculation of relative performance of these Funds. If that is not possible, CMG should provide guidance on how the Trustees should judge the quality of CMG's management of these Funds.

34

4)  Development of risk metrics for asset-allocation, tax-exempt, and money market Funds. CMG has developed and shared with the Trustees quantitative risk metrics comparing equity and taxable fixed-income Funds against their peers. However, reliable risk metrics have not been developed for asset-allocation, tax-exempt fixed income, and money market Funds. We urge CMG to continue its efforts to provide reliable risk measures for these categories of Funds, especially in the cases of asset-allocation and money market funds, because their investors are likely to be motivated at least in part by a desire to manage risk.

5)  Profitability data. For any period during which CMG is an affiliate of U.S. Trust, Bank of America Private Wealth Management, CMG should continue to present to the Trustees the profitability of each Fund, each investment style and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

d.  Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

6)  Contractual fee analysis. This year CMG presented a new Lipper report comparing the contractual management fees of Funds with those of competitors in similar investment styles. However, the reliability of the conclusion—that Fund management fee breakpoints compared favorably with competitive fee rates—was limited by the use of competitive funds at all asset levels. The sponsors of a $100 million mutual fund may not have given much thought to breakpoints at $5 billion; therefore, that fund's contractual fee at that level is unlikely to compare favorably with that of a $5 billion Fund. Limiting the competitors to the Lipper expense group, whose constituents are similar in size to the relevant Fund, would make the results more meaningful. In addition, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

7)  Pro forma profitability data. In any year in which CMG or the Trustees believe that the prior year's profitability is unlikely to be representative of current business results due to changes in markets or for any other reason, CMG should, consistent with this year's practice, prepare a pro forma income statement based on year-to-date actual data and reasonable projections used for its own business planning purposes.

8)  Additional institutional data and analysis. While CMG provided a substantial amount of information on its institutional business, we suggest some additional items for future years: (a) profitability data for the institutional business in the format, and based upon the same allocation methodologies, used to present Fund profitability, (b) an explanation of how CMA sets institutional fee breakpoints, which normally begin at asset levels far lower than those found in Fund management fee breakpoints, and (c) distinguishing in all institutional fee materials fees of accounts acquired prior to the development of current fee schedules (so-called "legacy" accounts) from the fees of accounts launched after that time.

9)  Management fee disparities. In any future study of management fees, CMG and the Nations Trustees should analyze the differences in management fee schedules. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families sponsored by CMG, such as differences in the management styles of different Funds included the same Lipper category. Finally, if CMG proposes a management fee change or an expense cap for

35

any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

10)  Explanation of data supplied to Lipper. Each year, as part of the 15(c) process, CMG retains Lipper to compare the fees and expenses of each Fund to a group of competitors. In many cases, CMG, with the approval of the Trustees, adjusts the actual expense data, which is based on the most recent full fiscal year of the Fund (and each competitive fund) to reflect changes in fees or expense limits that occurred during or after the relevant fiscal year. This improves the reliability and usefulness of the comparison. However, to ensure that the Trustees know when and how CMG adjusted the data, we recommend that CMG prepare a table listing for each Fund what adjustments were made, e.g., to reflect a new expense limitation of x basis points that commenced on y date.

11)  Reduction of volume of paper documents submitted. The effort to streamline and better organize the data presented to the Trustees and the process by which that data was prepared and organized continued to be well-received by all parties. Notwithstanding past success, it is always appropriate to look for opportunities to reduce and simplify the presentation of 15(c) data. One possibility would be to remove the 127 pages of biographical data, most if not all of which the Trustees have previously seen as part of their ongoing investment oversight duties, from the paper volume and post it on the Internet-based document storage and retrieval system used by the Funds to provide reference data to Trustees.

Respectfully submitted,
Steven E. Asher

36

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Treasury Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

37

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Treasury Reserves

Semiannual Report, February 28, 2010

©2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/35122-0210 (04/10) 10/23J601

Columbia Management®

Semiannual Report

February 28, 2010

Columbia New York Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Financial Statements

Investment Portfolio	2

Statement of Assets and Liabilities	7

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	20

Board Consideration and Re-Approval of Investment Advisory Agreement	28

Summary of Management Fee Evaluation by Independent Fee Consultant	31

Important Information About This Report	37

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Bank of America N.A. previously announced its decision to sell Columbia Management's long-term asset management business to Ameriprise Financial, Inc. This includes the management of Columbia Management's equity and fixed-income mutual funds but not the money market funds. This transaction is subject to certain approvals and other conditions of closing and is currently expected to occur this spring. Bank of America also previously announced that it will retain Columbia Management's cash business, including the management of Columbia Management's money market funds.

The bank decided to retain the cash business based on the breadth of its product offering and the depth of its client relationships. Columbia Management's cash business will remain with Bank of America within the Global Wealth and Investment Management organization and will be led by Michael Pelzar as head of the cash business effective as of the closing of Bank of America's sale of Columbia Management's long-term asset management business to Ameriprise Financial. We want to assure you that the cash funds' portfolio managers continue to focus on providing uninterrupted service to fund shareholders.

Effective at the time of the closing, the cash business will use the name BofA(TM) Global Capital Management. The advisor will remain the same and will be renamed BofA Advisors, LLC. The cash business will continue to offer a wide array of liquidity products including the current Columbia money market funds, which will be rebranded as BofA Funds.

Meanwhile, transition teams across the company have been formed to oversee integration efforts including rebranding initiatives and client communications. As a valued investor in Columbia Management's money market funds, please know that our goal is to ensure a smooth transition and provide you with the highest quality products and services. We are working diligently to seek a seamless transition for our clients and will keep you informed as the transition progresses.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Understanding Your Expenses – Columbia New York Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/09 – 02/28/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.50	1,023.80	0.99	1.00	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,023.41	1.39	1.40	0.28
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.31	1.49	1.51	0.30
Class A Shares	1,000.00	1,000.00	1,000.00	1,023.31	1.49	1.51	0.30
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Institutional Class Shares	1,000.00	1,000.00	1,000.30	1,023.60	1.19	1.20	0.24
Retail A Shares	1,000.00	1,000.00	1,000.10	1,023.36	1.44	1.45	0.29
G-Trust Shares	1,000.00	1,000.00	1,000.50	1,023.80	0.99	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia New York Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds – 99.9%
	Par ($)	Value ($)
New York – 99.6%
NY Bank of New York Municipal Certificates Trust
Series 2007, LOC: Bank of New York 0.300% 02/15/36 (05/15/10) (a)(b)	17,150,000	17,150,000
NY Broome County Industrial Development Agency
James Johnston Memorial Nursing Home, Series 2003, LOC: Sovereign Bank FSB 0.210% 02/01/29 (03/03/10) (a)(b)	1,620,000	1,620,000
Methodist Homes For Aging, Series 2003, LOC: Banco Santander 0.210% 02/01/29 (03/03/10) (a)(b)	2,235,000	2,235,000
NY Buffalo Municipal Water Finance Authority
Series 2008, LOC: JPMorgan Chase Bank 0.170% 07/01/35 (03/03/10) (a)(b)	16,400,000	16,400,000
NY Chenango County Industrial Development Agency
Grace View Manor Nursing Home, Series 2003, LOC: Sovereign Bank FSB 0.210% 02/01/29 (03/03/10) (a)(b)	3,455,000	3,455,000
NY Clifton Park Industrial Development Agency
Community School of Naples, Inc., Series 2006, LIQ FAC: FHLMC 0.210% 05/01/31 (03/04/10) (a)(b)	4,210,000	4,210,000
NY Dormitory Authority
Catholic Health System, Series 2008, LOC: HSBC Bank USA N.A. 0.200% 07/01/34 (03/04/10) (a)(b)	2,470,000	2,470,000
Le Moyne College, Series 2009, LOC: TD Banknorth N.A. 0.180% 01/01/39 (03/04/10) (a)(b)	8,740,000	8,740,000
New York Law School, Series 2009 B, LOC: TD Bank N.A. 0.160% 07/01/38 (03/04/10) (a)(b)	4,500,000	4,500,000

	Par ($)	Value ($)
New York Public Library: Series 1999 A, LOC: TD Bank N.A. 0.150% 07/01/28 (03/03/10) (a)(b)	6,185,000	6,185,000
Series 1999 B, LOC: TD Bank N.A. 0.150% 07/01/28 (03/03/10) (a)(b)	10,575,000	10,575,000
Pratt Institute, Series 2009 B, LOC: TD Bank N.A. 0.180% 07/01/34 (03/04/10) (a)(b)	9,760,000	9,760,000
Samaritan Medical Center, Series 2009 B, LOC: HSBC Bank USA N.A. 0.170% 11/01/36 (03/04/10) (a)(b)	10,185,000	10,185,000
Series 2003 D-2H, LOC: Royal Bank of Canada 0.170% 02/15/31 (03/04/10) (a)(b)	12,200,000	12,200,000
Series 2007 A, LIQ FAC: Citibank N.A. 0.200% 03/15/37 (03/04/10) (a)(b)(c)	12,600,000	12,600,000
Sisters of Charity Hospital, Series 2006 C, LOC: HSBC Bank USA N.A. 0.200% 07/01/22 (03/04/10) (a)(b)	5,900,000	5,900,000
Wagner College, Series 2009, LOC: TD Bank N.A. 0.170% 07/01/38 (03/03/10) (a)(b)	4,000,000	4,000,000
NY Dutchess County Industrial Development Agency
Marist College: Series 1999 A, LOC: JPMorgan Chase Bank 0.170% 07/01/28 (03/04/10) (a)(b)	4,110,000	4,110,000
Series 2005 A, LOC: Bank of New York 0.170% 07/01/35 (03/04/10) (a)(b)	8,255,000	8,255,000

See Accompanying Notes to Financial Statements.

2

Columbia New York Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Trinity-Pawling School Corp., Series 2002, LOC: PNC Bank N.A. 0.190% 10/01/32 (03/04/10) (a)(b)	2,855,000	2,855,000
NY Eclipse Funding Trust
Series 2006, LOC: U.S. Bank N.A. 0.190% 11/15/13 (03/04/10) (a)(b)	2,500,000	2,500,000
NY Energy Research & Development Authority
Consolidated Edison Co., Series 2005 A-1, LOC: Wachovia Bank N.A. 0.160% 05/01/39 (03/03/10) (a)(b)	155,000	155,000
NY Electric & Gas, Series 1994 C, LOC: Wells Fargo Bank N.A. 0.140% 06/01/29 (03/03/10) (a)(b)	8,095,000	8,095,000
NY Environmental Facilities Corp.
Series 2008, LIQ FAC: JPMorgan Chase Bank 0.190% 12/15/15 (03/04/10) (a)(b)	3,625,000	3,625,000
NY Housing Finance Agency
Series 2009 A: 1.750% 03/15/10	1,265,000	1,265,622
LOC: Wachovia Bank N.A.: 0.170% 05/01/42 (03/03/10) (a)(b)	49,265,000	49,265,000
0.200% 05/01/42 (03/03/10) (a)(b)	4,200,000	4,200,000
Series 2009 B, LOC: Wachovia Bank N.A. 0.200% 05/01/42 (03/03/10) (a)(b)	15,500,000	15,500,000
NY Liberty Development Corp.
Series 2009 A, 0.500% 12/01/49 (01/18/11) (b)(d)	18,240,000	18,240,000
NY Liverpool Central School District
Series 2009, 2.250% 07/09/10	4,970,000	4,989,239

	Par ($)	Value ($)
NY Livingston County Industrial Development Agency
Nicholas H. Noyes Memorial Hospital, Series 2007 A, LOC: HSBC Bank USA N.A. 0.200% 07/01/19 (03/04/10) (a)(b)	2,267,000	2,267,000
NY Local Government Assistance Corp.
Series 1995 B, LOC: Bank of Nova Scotia 0.190% 04/01/25 (03/03/10) (a)(b)	2,600,000	2,600,000
Series 1995 D, LOC: Societe Generale 0.160% 04/01/25 (03/03/10) (a)(b)	18,650,000	18,650,000
Series 1995 F, LOC: Societe Generale 0.180% 04/01/25 (03/03/10) (a)(b)	11,600,000	11,600,000
Series 1995 G, LOC: Bank of Nova Scotia 0.160% 04/01/25 (03/03/10) (a)(b)	1,135,000	1,135,000
Series 2006, GTY AGMT: Dexia Credit Local 0.450% 04/01/21 (03/04/10) (a)(b)	5,220,000	5,220,000
Series 2008 B, SPA: Dexia Credit Local 0.220% 04/01/21 (03/03/10) (a)(b)	28,290,000	28,290,000
NY Metropolitan Transportation Authority
Series 2005 E-2, LOC: Fortis Bank SA/NV 0.210% 11/01/35 (03/04/10) (a)(b)	10,265,000	10,265,000
Series 2005 G2, LOC: BNP Paribas 0.130% 11/01/26 (03/01/10) (a)(b)	13,575,000	13,575,000
Series 2006 A, LIQ FAC: Citibank N.A. 0.210% 11/15/35 (03/04/10) (a)(b)	10,000,000	10,000,000
Series 2008 B-1, LOC: Scotiabank 0.210% 11/01/34 (03/04/10) (a)(b)	8,355,000	8,355,000

See Accompanying Notes to Financial Statements.

3

Columbia New York Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 B-2, LOC: BNP Paribas 0.210% 11/01/34 (03/04/10) (a)(b)	8,060,000	8,060,000
Series 2008 B-3, LOC: Lloyds TSB Bank PLC 0.210% 11/01/34 (03/04/10) (a)(b)	7,770,000	7,770,000
Series 2009, SPA: Citibank N.A. 0.200% 05/01/15 (03/04/10) (a)(b)(c)	11,385,000	11,385,000
NY Monroe County Industrial Development Agency
Association for the Blind, Series 2008 B, LOC: JPMorgan Chase Bank 0.210% 02/01/38 (03/04/10) (a)(b)	1,900,000	1,900,000
Cherry Ridge Independent Living, Series 2005, LOC: HSBC Bank USA N.A. 0.130% 01/01/35 (03/04/10) (a)(b)	2,060,000	2,060,000
Monroe Community College Association, Inc., Series 2002 A, LOC: JPMorgan Chase Bank 0.170% 01/15/32 (03/04/10) (a)(b)	2,515,000	2,515,000
St. Ann's Nursing Home Co., Series 2000, LOC: HSBC Bank USA N.A. 0.180% 07/01/30 (03/03/10) (a)(b)	14,380,000	14,380,000
NY Moriah Central School District
Series 2009, 2.250% 09/24/10	4,155,000	4,182,970
NY Morrisville-Eaton Central School District
Series 2009, 2.250% 07/08/10	3,576,258	3,588,718
NY Mortgage Agency
Series 2008-157, SPA: Dexia Credit Local 0.230% 04/01/47 (03/03/10) (a)(b)	7,300,000	7,300,000
NY New York City Cultural Trust
Lincoln Center for Performing Arts, Series 2008 B-1, LOC: U.S. Bank N.A. 0.170% 11/01/38 (03/03/10) (a)(b)	5,050,000	5,050,000

	Par ($)	Value ($)
Series 2008, LIQ FAC: Citibank N.A. 0.200% 07/01/11 (03/04/10) (a)(b)	2,600,000	2,600,000
NY New York City Housing Development Corp.
201 Pearl LLC, Series 2006 A, Guarantor: FNMA 0.150% 10/15/41 (03/03/10) (a)(b)	10,000,000	10,000,000
East 124th Street LLC, Series 2008, Guarantor: FHLMC 0.160% 11/01/46 (03/03/10) (a)(b)	5,000,000	5,000,000
Multi-Family Housing, 96th Street Associates LP, Series 1997 A, LIQ FAC: FNMA: 0.170% 11/15/19 (03/03/10) (a)(b)	43,080,000	43,080,000
Series 2008 D, LIQ FAC: Dexia Credit Local 0.140% 05/01/25 (03/01/10) (a)(b)	8,885,000	8,885,000
Series 2009 G, 0.550% 10/01/10	24,175,000	24,175,000
Series 2009 M, 0.550% 11/01/13 (10/01/10) (b)(d)	10,000,000	10,000,000
NY New York City Industrial Development Agency
FC Hanson Office Associates, Series 2004, LOC: ING Bank NV, LOC: Lloyds TSB Bank PLC 0.170% 12/01/39 (03/04/10) (a)(b)	15,500,000	15,500,000
Polytechnic University, Series 2000, Pre-refunded 11/01/10 6.125% 11/01/30	5,450,000	5,712,965
Series 2008, LIQ FAC: Citibank N.A. 0.200% 07/01/10 (03/04/10) (a)(b)	6,940,000	6,940,000
NY New York City Municipal Water Finance Authority
Series 2005 AA-3, SPA: Dexia Credit Local 0.200% 06/15/32 (03/04/10) (a)(b)	11,880,000	11,880,000

See Accompanying Notes to Financial Statements.

4

Columbia New York Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 B-4, SPA: BNP Paribas 0.150% 06/15/23 (03/04/10) (a)(b)	5,200,000	5,200,000
Series 2008 C, 4.000% 06/15/10	4,040,000	4,080,914
Series 2008: LIQ FAC: Citibank N.A. 0.200% 06/15/12 (03/04/10) (a)(b)	3,700,000	3,700,000
LIQ FAC: Citigroup Financial Products 0.220% 12/15/33 (03/04/10) (a)(b)(c)	3,900,000	3,900,000
LIQ FAC: JPMorgan Chase Bank 0.190% 06/15/10 (03/04/10) (a)(b)	7,405,000	7,405,000
NY New York City Transitional Finance Authority
Series 2002 3G, SPA: Bank of New York 0.170% 11/01/22 (03/03/10) (a)(b)	15,900,000	15,900,000
NY New York City
Series 2005 F-3, LOC: Royal Bank of Scotland 0.220% 09/01/35 (03/04/10) (a)(b)	3,300,000	3,300,000
Series 2006 I-4, LOC: Bank of New York 0.230% 04/01/36 (03/03/10) (a)(b)	10,900,000	10,900,000
Series 2008 J3, LOC: Allied Irish Bank PLC 0.180% 08/01/23 (03/01/10) (a)(b)	25,735,000	25,735,000
Series 2008: LIQ FAC: Citibank N.A. 0.200% 06/01/20 (03/04/10) (a)(b)(c)	450,000	450,000
SPA: Dexia Credit Local 0.120% 04/01/35 (03/01/10) (a)(b)	8,110,000	8,110,000
NY Norwood-Norfolk Central School District
Series 2009, 2.250% 06/25/10	5,271,645	5,287,305
NY Oceanside Union Free School District
Series 2009, 2.000% 06/23/10	4,000,000	4,019,019

	Par ($)	Value ($)
NY Onondaga County Industrial Development Agency
Syracuse University, Series 2008 B, LOC: JPMorgan Chase Bank 0.180% 07/01/37 (03/03/10) (a)(b)	6,610,000	6,610,000
NY Power Authority
Series 1985, LIQ FAC: Bank of Nova Scotia: 0.400% 03/01/16 (03/01/10) (a)(b)	2,500,000	2,500,000
0.400% 03/01/20 (03/01/10) (a)(b)	34,250,000	34,250,000
NY Reset Optional Certificates Trust II-R
Series 2006, LIQ FAC: Citibank N.A. 0.200% 10/01/14 (03/04/10) (a)(b)	3,240,000	3,240,000
NY Riverhead Industrial Development Authority
Peconic Bay Medical Center, Series 2006 A, LOC: HSBC Bank USA N.A. 0.200% 07/01/31 (03/04/10) (a)(b)	7,630,000	7,630,000
NY South Country Central School District of Brookhaven
Series 2009, 2.500% 08/26/10	12,000,000	12,078,066
NY Suffolk County Water Authority
Series 2008, SPA: Bank of Nova Scotia 0.130% 01/15/13 (03/03/10) (a)(b)	11,700,000	11,700,000
NY Suffolk County
Series 2009, 1.500% 09/09/10	13,000,000	13,074,722
NY Thruway Authority Revenue
Series 2003, 5.000% 03/15/10	6,055,000	6,064,511
NY Triborough Bridge & Tunnel Authority
Series 2005 A, SPA: Dexia Credit Local 0.210% 11/01/35 (03/03/10) (a)(b)	11,915,000	11,915,000
Series 2008 A, LOC: Societe Generale 0.210% 01/01/32 (03/04/10) (a)(b)	3,830,000	3,830,000

See Accompanying Notes to Financial Statements.

5

Columbia New York Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Troy Industrial Development Authority
Rensselaer Polytechnic Institute, Series 2002 D, LOC: Northern Trust Co. 0.190% 09/01/42 (03/04/10) (a)(b)	13,250,000	13,250,000
NY Urban Development Corp.
Series 2004 A3A, SPA: Dexia Credit Local 0.230% 03/15/33 (03/04/10) (a)(b)	20,405,000	20,405,000
Series 2008 A5, LOC: TD Banknorth N.A. 0.150% 01/01/30 (03/04/10) (a)(b)	22,900,000	22,900,000
Series 2009, LIQ FAC: Citibank N.A.: 0.200% 12/15/24 (03/04/10) (a)(b)(c)	2,540,000	2,540,000
0.200% 03/01/28 (03/04/10) (a)(b)(c)	2,500,000	2,500,000
NY Westchester County Industrial Development Agency
Westchester Jewish Community, Series 1998, LOC: Chase Manhattan Bank 0.210% 10/01/28 (03/04/10) (a)(b)	810,000	810,000
NY Yonkers Industrial Development Agency
Consumers Union of the U.S., Inc., Series 2005, LOC: JPMorgan Chase Bank 0.180% 06/01/36 (03/03/10) (a)(b)	23,350,000	23,350,000
New York Total		875,796,051
Puerto Rico – 0.3%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2008, LOC: Dexia Credit Local 0.350% 01/01/28 (03/04/10) (a)(b)	2,710,000	2,710,000
Puerto Rico Total		2,710,000
Total Municipal Bonds (cost of $878,506,051)		878,506,051
Total Investments – 99.9% (cost of $878,506,051) (e)		878,506,051
Other Assets & Liabilities, Net – 0.1%		871,049
Net Assets – 100.0%		879,377,100

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2010.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities, which are not illiquid, amounted to $33,375,000, which represents 3.8% of net assets.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2010.

(e)  Cost for federal income tax purposes is $878,506,051.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's portfolio as of February 28, 2010.

For more information on valuation inputs, and their aggregation into the levels used, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2010, the asset allocation of the fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	99.9
99.9
Other Assets & Liabilities, Net	0.1
100.0
Acronym	Name
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – Columbia New York Tax-Exempt Reserves

February 28, 2010 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	878,506,051
	Cash	730
	Receivable for:
	Interest	1,125,072
	Expense reimbursement due from investment advisor	15,439
	Trustees' deferred compensation plan	783
	Prepaid expenses	19,158
	Total Assets	879,667,233
Liabilities	Payable for:
	Distributions	6,796
	Investment advisory fee	104,037
	Administration fee	16,075
	Pricing and bookkeeping fees	26,877
	Transfer agent fee	3,667
	Trustees' fees	30,199
	Audit fee	30,614
	Custody fee	3,845
	Distribution and service fees	1,473
	Shareholder administration fees	32,077
	Chief compliance officer expenses	192
	Trustees' deferred compensation plan	783
	Other liabilities	33,498
	Total Liabilities	290,133
	Net Assets	879,377,100
Net Assets Consist of	Paid-in capital	879,171,474
	Undistributed net investment income	163,612
	Accumulated net realized gain	42,014
	Net Assets	879,377,100

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities (continued) – Columbia New York Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Capital Class Shares	Net assets	$145,443,078
	Shares outstanding	145,401,077
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$606,863,586
	Shares outstanding	606,692,234
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$2,248,399
	Shares outstanding	2,247,761
	Net asset value per share	$1.00
Class A Shares	Net assets	$36,163,711
	Shares outstanding	36,153,412
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$10,496
	Shares outstanding	10,493
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$75,246,782
	Shares outstanding	75,225,150
	Net asset value per share	$1.00
Retail A Shares	Net assets	$52,288
	Shares outstanding	52,274
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$13,348,760
	Shares outstanding	13,344,898
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

8

Statement of Operations – Columbia New York Tax-Exempt Reserves

For the Six Months Ended February 28, 2010 (Unaudited)

		($)
Investment Income	Interest	1,338,617
Expenses	Investment advisory fee	653,488
	Administration fee	365,655
	Distribution fee:
	Class A Shares	16,973
	Daily Class Shares	18
	Service fee:
	Adviser Class Shares	3,177
	Class A Shares	42,431
	Daily Class Shares	13
	Retail A Shares	26
	Shareholder administration fee:
	Trust Class Shares	289,207
	Class A Shares	16,973
	Institutional Class Shares	17,312
	Transfer agent fee	5,374
	Pricing and bookkeeping fees	102,212
	Trustees' fees	12,961
	Custody fee	7,547
	Chief compliance officer expenses	514
	Treasury temporary guarantee program fee	24,028
	Other expenses	117,828
	Total Expenses	1,675,737
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(394,259)
	Fees waived by distributor:
	Trust Class Shares	(58,080)
	Adviser Class Shares	(1,894)
	Class A Shares	(59,303)
	Daily Class Shares	(25)
	Institutional Class Shares	(346)
	Retail A Class Shares	(4)
	Expense reductions	(3)
	Net Expenses	1,161,823
	Net Investment Income	176,794
	Net realized gain on investments	17,233
	Net Increase Resulting from Operations	194,027

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – Columbia New York Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2010 ($)	Year Ended August 31, 2009 ($)
Operations	Net investment income	176,794	11,779,791
	Net realized gain on investments	17,233	24,781
	Net increase resulting from operations	194,027	11,804,572
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(80,236)	(2,416,400)
	Trust Class Shares	(61,355)	(7,178,169)
	Adviser Class Shares	—	(126,063)
	Class A Shares	—	(344,210)
	Daily Class Shares	—	(75)
	Institutional Class Shares	(27,658)	(1,386,489)
	Retail A Shares	(7)	(564)
	G-Trust Shares	(7,538)	(327,820)
	Total distributions to shareholders	(176,794)	(11,779,790)
	Net Capital Stock Transactions	(78,918,228)	(470,556,149)
	Total decrease in net assets	(78,900,995)	(470,531,367)
Net Assets	Beginning of period	958,278,095	1,428,809,462
	End of period	879,377,100	958,278,095
	Undistributed net investment income at end of period	163,612	163,612

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets (continued) – Columbia New York Tax-Exempt Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	153,206,271	153,206,271	585,702,714	585,702,714
Distributions reinvested	11,596	11,596	526,845	526,845
Redemptions	(141,464,088)	(141,464,088)	(824,694,247)	(824,694,247)
Net increase (decrease)	11,753,779	11,753,779	(238,464,688)	(238,464,688)
Trust Class Shares
Subscriptions	463,789,179	463,789,179	1,045,587,908	1,045,586,880
Distributions reinvested	4,821	4,821	357,663	357,663
Redemptions	(502,141,591)	(502,141,591)	(1,131,499,265)	(1,131,499,265)
Net decrease	(38,347,591)	(38,347,591)	(85,553,694)	(85,554,722)
Adviser Class Shares
Subscriptions	792,012	792,012	19,301,883	19,301,883
Distributions reinvested	—	—	121,454	121,454
Redemptions	(3,362,488)	(3,362,488)	(29,639,636)	(29,639,636)
Net decrease	(2,570,476)	(2,570,476)	(10,216,299)	(10,216,299)
Class A Shares
Subscriptions	45,870,728	45,870,728	69,052,132	69,052,132
Distributions reinvested	—	—	344,198	344,198
Redemptions	(44,403,368)	(44,403,368)	(137,645,739)	(137,645,739)
Net increase (decrease)	1,467,360	1,467,360	(68,249,409)	(68,249,409)
Daily Class Shares
Subscriptions	—	—	200,506	200,506
Distributions reinvested	—	—	75	75
Redemptions	—	—	(200,524)	(200,524)
Net increase	—	—	57	57
Institutional Class Shares
Subscriptions	31,150,971	31,150,971	203,867,967	203,867,967
Distributions reinvested	27,527	27,527	1,383,477	1,383,477
Redemptions	(75,312,424)	(75,312,423)	(267,185,450)	(267,185,450)
Net decrease	(44,133,926)	(44,133,925)	(61,934,006)	(61,934,006)
Retail A Shares
Subscriptions	—	—	2,500	2,500
Distributions reinvested	7	7	564	564
Redemptions	(3,421)	(3,421)	(13,107)	(13,107)
Net decrease	(3,414)	(3,414)	(10,043)	(10,043)
G-Trust Shares
Subscriptions	4,396,844	4,396,844	27,607,008	27,607,008
Redemptions	(11,480,805)	(11,480,805)	(33,734,047)	(33,734,047)
Net decrease	(7,083,961)	(7,083,961)	(6,127,039)	(6,127,039)

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0005		0.0104		0.0245		0.0346		0.0141		0.0251		0.0125
Less Distributions to Shareholders:
From net investment income	(0.0005)		(0.0104)		(0.0245)		(0.0346)		(0.0141)		(0.0251)		(0.0125)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.05	%(e)	1.04%		2.48	%(f)	3.51%		1.42	%(e)	2.53%		1.26%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(g)(h)	0.24	%(g)	0.20	%(g)	0.20	%(g)	0.20	%(g)(h)	0.20	%(g)	0.20%
Waiver/Reimbursement	0.09	%(h)	0.07%		0.08%		0.11%		0.14	%(h)	0.14%		0.33%
Net investment income	0.10	%(g)(h)	1.15	%(g)	2.18	%(f)(g)	3.46	%(g)	3.38	%(g)(h)	2.66	%(g)	1.20%
Net assets, end of period (000s)	$145,443		$133,680		$372,166		$62,595		$44,563		$24,804		$2,852

(a)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0001		0.0094		0.0235		0.0336		0.0137		0.0241		0.0115
Less Distributions to Shareholders:
From net investment income	(0.0001)		(0.0094)		(0.0235)		(0.0336)		(0.0137)		(0.0241)		(0.0115)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.01	%(e)	0.95%		2.38	%(f)	3.41%		1.38	%(e)	2.43%		1.16%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.28	%(g)(h)	0.34	%(g)	0.30	%(g)	0.30	%(g)	0.30	%(g)(h)	0.30	%(g)	0.30%
Waiver/Reimbursement	0.11	%(h)	0.07%		0.08%		0.11%		0.14	%(h)	0.14%		0.33%
Net investment income	0.02	%(g)(h)	0.93	%(g)	1.72	%(f)(g)	3.36	%(g)	3.27	%(g)(h)	2.46	%(g)	1.23%
Net assets, end of period (000s)	$606,864		$645,197		$730,700		$40,066		$31,364		$27,216		$12,627

(a)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Period Ended March 31,		Period Ended August 31,
Adviser Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006 (c)		2003 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.0080		0.0220		0.0321		0.0131		0.0220		0.0025
Less Distributions to Shareholders:
From net investment income	—		(0.0080)		(0.0220)		(0.0321)		(0.0131)		(0.0220)		(0.0025)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (e)(f)	0.00	%(h)	0.81	%(g)	2.23	%(g)	3.25%		1.31	%(h)	2.22	%(h)	0.25	%(h)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.30	%(i)(j)	0.48	%(i)	0.45	%(i)	0.45	%(i)	0.45	%(i)(j)	0.45	%(i)(j)	0.45	%(j)
Waiver/Reimbursement	0.24	%(j)	0.08%		0.08%		0.11%		0.14	%(j)	0.14	%(j)	0.78	%(j)
Net investment income	—	%(j)	1.01	%(g)(i)	2.11	%(g)(i)	3.20	%(i)	3.11	%(i)(j)	2.44	%(i)(j)	0.68	%(j)
Net assets, end of period (000s)	$2,248		$4,819		$15,037		$7,477		$4,695		$3,262		$—

(a)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Advisor Class Shares re-commenced operations on April 14, 2005.

(d)  Advisor Class Shares re-commenced operations on April 14, 2003 and were fully redeemed on August 24, 2003.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Class A Shares	2010 (a)		2009		2008		2007 (b)		2006 (c)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.0065		0.0200		0.0301		0.0122		0.0206		0.0080
Less Distributions to Shareholders:
From net investment income	—		(0.0065)		(0.0200)		(0.0301)		(0.0122)		(0.0206)		(0.0080)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	0.00	%(g)	0.65%		2.02	%(f)	3.05%		1.23	%(g)	2.07%		0.80%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.30	%(h)(i)	0.65	%(h)	0.65	%(h)	0.65	%(h)	0.65	%(h)(i)	0.65	%(h)	0.65%
Waiver/Reimbursement	0.44	%(i)	0.11%		0.08%		0.11%		0.14	%(i)	0.14%		0.33%
Net investment income	—	%(i)	0.72	%(h)	1.82	%(f)(h)	3.01	%(h)	2.92	%(h)(i)	2.07	%(h)	0.82%
Net assets, end of period (000s)	$36,164		$34,694		$102,951		$43,867		$37,820		$29,726		$11,469

(a)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(b)  On May 30, 2007, Market Class shares were renamed Class A shares.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,
Daily Class Shares	2010 (a)		2009		2008	2007 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.0055		0.0195	0.0232
Less Distributions to Shareholders:
From net investment income	—		(0.0055)		(0.0195)	(0.0232)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00
Total return (c)(d)	0.00	%(f)	0.55	%(e)	1.96%	2.34	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.33	%(h)	0.69%		0.80%	0.81	%(h)
Waiver/Reimbursement	0.56	%(h)	0.22%		0.08%	0.11	%(h)
Net investment income (g)	—	%(h)	0.12	%(e)	1.85%	2.90	%(h)
Net assets, end of period (000s)	$10		$10		$10	$10

(a)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(b)  Daily Class Shares re-commenced operations on November 1, 2006.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

Institutional	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0003		0.0100		0.0241		0.0342		0.0140		0.0247		0.0121
Less Distributions to Shareholders:
From net investment income	(0.0003)		(0.0100)		(0.0241)		(0.0342)		(0.0140)		(0.0247)		(0.0121)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.03	%(e)	1.01%		2.44%		3.47%		1.40	%(e)	2.49%		1.22%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.24	%(f)(g)	0.28	%(f)	0.24	%(f)	0.24	%(f)	0.24	%(f)(g)	0.24	%(f)	0.24%
Waiver/Reimbursement	0.09	%(g)	0.07%		0.08%		0.11%		0.14	%(g)	0.14%		0.33%
Net investment income	0.06	%(f)(g)	1.03	%(f)	2.44	%(f)	3.42	%(f)	3.32	%(f)(g)	2.53	%(f)	1.30%
Net assets, end of period (000s)	$75,247		$119,388		$181,320		$223,065		$154,605		$208,614		$74,101

(a)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
Retail A Shares	2010 (a)		2009	2008	2007	2006 (b)		2006 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0001		0.0094	0.0236	0.0336	0.0137		0.0100
Less Distributions to Shareholders:
From net investment income	(0.0001)		(0.0094)	(0.0236)	(0.0336)	(0.0137)		(0.0100)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.01	%(f)	0.95%	2.38%	3.41%	1.38	%(f)	1.01	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.28	%(h)	0.34%	0.30%	0.30%	0.30	%(h)	0.30	%(h)
Waiver/Reimbursement	0.11	%(h)	0.07%	0.08%	0.11%	0.14	%(h)	0.14	%(h)
Net investment income (g)	0.03	%(h)	0.96%	2.36%	3.36%	3.28	%(h)	2.77	%(h)
Net assets, end of period (000s)	$52		$56	$66	$64	$80		$74

(a)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Retail A Shares commenced operations on November 21, 2005.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2010 (a)		2009	2008	2007	2006 (b)		2006 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0005		0.0104	0.0245	0.0346	0.0141		0.0104
Less Distributions to Shareholders:
From net investment income	(0.0005)		(0.0104)	(0.0245)	(0.0346)	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.05	%(f)	1.05%	2.48%	3.51%	1.42	%(f)	1.04	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.20	%(h)	0.24%	0.20%	0.20%	0.20	%(h)	0.20	%(h)
Waiver/Reimbursement	0.09	%(h)	0.07%	0.08%	0.11%	0.14	%(h)	0.14	%(h)
Net investment income (g)	0.10	%(h)	1.08%	2.35%	3.45%	3.38	%(h)	2.89	%(h)
Net assets, end of period (000s)	$13,349		$20,434	$26,560	$16,468	$17,548		$17,664

(a)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  G-Trust shares commenced operations on November 21, 2005.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – Columbia New York Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Note 1. Organization

Columbia New York Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia New York Tax-Exempt Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each of the Predecessor Fund's share classes was reorganized into the corresponding share class of the Fund. After the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Adviser Class, Class A, Daily Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

20

Columbia New York Tax-Exempt Reserves, February 28, 2010 (Unaudited)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2009 was as follows:

Distributions paid from:
Tax-Exempt Income	$11,634,347
Ordinary Income*	86,200
Long-Term Capital Gains	59,243

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

21

Columbia New York Tax-Exempt Reserves, February 28, 2010 (Unaudited)

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net asset of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.15% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the six month period ended February 28, 2010, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Bank of America, N.A., an indirect parent company of Columbia, entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes the sale of the part of the asset management business that advises long-term mutual funds, but does not include the sale of the part of the asset management business that advises the Fund. The transaction is subject to certain approvals and other conditions to closing and is currently expected to close on or about May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Fund and its investment advisor, administrator and distributor will change as shown in the following table:

	Current Name	New Name
Fund:	Columbia New York Tax-Exempt Reserves	BofA New York Tax-Exempt Reserves

Advisor/ Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC

Distributor:	Columbia Management Distributors, Inc.	BofA Distributors, Inc.

Effective upon the Closing, references to the current names of the Fund, Columbia and Columbia Management Distributors, Inc. will be deemed to be references to their respective new names. Certain other changes will also occur upon the Closing.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

22

Columbia New York Tax-Exempt Reserves, February 28, 2010 (Unaudited)

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by Columbia in the performance of services under the Services Agreement.

The Services Agreement will be terminated upon the Closing, and the services provided thereunder will be covered under an amended administration agreement with Columbia.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2010, no minimum account balance fees were charged by the Fund.

Effective upon the Closing, it is expected that the Fund will engage Boston Financial Data Services, Inc. as its new transfer agent.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

23

Columbia New York Tax-Exempt Reserves, February 28, 2010 (Unaudited)

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Adviser Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Retail A shares	0.10%	0.10%

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class A shares	0.10%	0.10%
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

24

Columbia New York Tax-Exempt Reserves, February 28, 2010 (Unaudited)

At February 28, 2010, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the six month period ended
2013	2012	2011	2010	recovery	2/28/2010
$394,259	$826,799	$605,663	$383,647	$2,210,368	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended February 28, 2010, these custody credits reduced total expenses by $3 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2010, the Fund did not borrow under these arrangements.

25

Columbia New York Tax-Exempt Reserves, February 28, 2010 (Unaudited)

Note 7. Shares of Beneficial Interest

As of February 28, 2010, 81.1% of the Fund's shares outstanding were beneficially owned by three participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2010, the Fund had one shareholder that held 10.3% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

As of February 28, 2010, no other shareholders owned more than 5% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at February 28, 2010, invested in debt obligations issued by New York and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to the Fund's shares.

Under the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss in the event that the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Fund paid $501,911 to the Treasury to participate in the Program. This fee was expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 4.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008 and the distribution earmarked

26

Columbia New York Tax-Exempt Reserves, February 28, 2010 (Unaudited)

for the Columbia Funds and their shareholders has been substantially completed.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

27

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA" or the "Adviser") for Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Daily Cash Reserves, Columbia Government Reserves, Columbia Government Plus Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves and Columbia Treasury Reserves. The investment advisory agreement with CMA is referred to as an "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at meetings held on November 5-6, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at http://www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss each Fund's performance with its respective portfolio manager(s). In addition to these meetings, the Investment Committee receives and discusses performance reports at its quarterly meetings. The Contracts Review Committee of the Board also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

The Board noted that Bank of America, N.A., the parent company of the Adviser, had entered into an agreement to sell a portion of the asset management business of the Adviser to Ameriprise Financial, Inc. (the "Transaction"). The Board noted that the Transaction was expected to close in the spring of 2010 and that its review of the Advisory Agreement was separate and distinct from any analysis regarding new advisory or sub-advisory arrangements that may result from the closing of the Transaction.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by CMA under the Advisory Agreement. The most recent investment adviser registration form for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Funds and CMA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

28

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of CMA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by CMA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to CMA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in their respective Peer Groups (as defined below).

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of Funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, and independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to actual management fees; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered certain risk-adjusted performance data.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

29

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues declined over a five-year period during which fund assets increased by 53% and the shareholder benefit over a four-year period has remained steady at approximately 33% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to their other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationship with the Funds. Such benefits could include, among others, benefits attributable to CMA's relationship with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Funds and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receives throughout the year. In this regard, the Board and its Committees review reports of CMA at each of its quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, at the June Investment Committee meeting.

Fund-Specific Considerations for Certain "Review" Funds. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

The Fund was not highlighted as a review fund.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

30

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

November 12, 2009

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fifth annual written evaluation of the fee negotiation process. As was the case with the 2007 and 2008 reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees ... using ... an annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds are treated in a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2008 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

31

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund, subject to the following: on September 30, 2009, Ameriprise Financial, Inc. ("Ameriprise") announced that it had agreed to purchase the investment management business of CMG with the exception of its cash and liquidity management business which includes the Nations money market Funds. As a result, the Trustees requested information from CMG as to the plans of CMG and its parent with respect to the provision of investment management services to those Funds after the consummation of the proposed transaction. As of the date of this report, that information has not yet been provided. However, as the transaction is not expected to close until the spring of 2010, the Trustees concluded that they would have ample opportunity to take appropriate steps with respect to the investment management agreements of the money market Funds, including invoking the 60-day termination provisions of those agreements, in response to the information to be provided by CMG and reviewed by the IFC.

In my view, the process by which the proposed management fees of the Funds have been negotiated in 2009 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds was relatively strong for the measuring periods ending March 31, 2009. Between one-third and nearly one-half of the Funds were ranked in either the first or second quintiles in the one-, three-, five-, and 10-year periods, and no more than 8% were in the fifth quintile for these periods. Overall, the performance was stronger in the two longer periods.

4.  The strongest performing groups over the one-, three-, and five-year periods were active equity, quantitative strategies, and, to a lesser extent, money market Funds. Sub-advised Funds were the weakest performers, with over 60% of the Funds in the bottom two quintiles in the one- and three-year periods. For the same two periods, no more than 15% percent of the sub-advised Funds were in the top two quintiles. Almost half of fixed-income Funds ranked in the bottom two quintiles in the one- and three-year periods.

5.  Overall performance of the Funds was less robust in 2009 than in 2008 and 2007 for the one- and three-year performance periods. For example, 62% of the Funds were in the top two quintiles in 2007 for the one-year period compared with 33% in 2009. The ranks of those in the bottom two quintiles rose significantly between 2007 and 2009, led by money market and fixed-income Funds in the one- and three-year periods. For the three-year period, there was a similar trend with respect to sub-advised Funds.

6.  The performance of the active equity Funds against their benchmarks was strong for the one-, three-, and five-year performance periods. In contrast, more than half of the sub-advised Funds failed to beat their benchmarks on a net basis in the one- and three-year periods. The fixed-income Funds consistently produced gross returns below those of their benchmarks. Lipper quintile rankings of the actively managed equity Funds are highly correlated with their performance against their benchmarks in the sense that net returns in excess of the benchmark appear necessary to achieve a ranking in one of the top three quintiles. No such correlation was observed for fixed-income and quantitative strategies Funds.

7.  The equity Funds' overall performance adjusted for risk was mixed. Based upon three-year returns, less than 40% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes; 60% were in the bottom half of their universes. About 30% of the fixed income Funds posted high returns and low risk relative to comparable funds. Over 60% of the fixed-income Funds took on more risk than the typical fund in their performance universes.

8.  The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Nations Funds are compared with funds in performance universes that

32

include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a "filtered universe") lowers the relative performance for the Funds, but generally not to a material extent. The filtering process, however, did identify two Funds for further review that had not been so identified using unfiltered universes.

9.  A small number of Funds have consistently underperformed over the past five years. The exact number depends on the criteria used to evaluate longer-term performance. For example, six different Funds have had below-median performance in at least four out of the five years between 2005 and 2009 for either the one- or three-year performance periods from 2005 to 2009. If the threshold were the 60th percentile, only two Funds would have satisfied the criteria.

10.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance, and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

11.  The Funds' management fees and total expenses are generally low relative to those of their peers, with over half the Funds ranking in the most favorable two quintiles. For total expenses, slightly more than one-quarter are in the bottom two quintiles, while slightly less than two-fifths are in the bottom two quintiles for actual management fees. Fixed-income and quantitative strategies Funds have the lowest fees and expenses relative to their peers. The sub-advised Funds account for the majority of Funds in the fifth quintile for both management fees and total expenses.

12.  The distribution of management fee rankings has changed little over the past three years, while the distribution of total expense rankings has moved in the direction of higher expenses. The most notable change involving total expenses has been a shift in the number of Funds from the first to the second quintile.

13.  The management fees of the non-subadvised Funds are generally in line with those of Columbia Funds supervised by the Atlantic Board of Trustees (the "Atlantic Funds"). The sub-advised large cap equity, international equity, and high yield Funds, however, generally have higher management fees than those of comparable Atlantic and non-subadvised Funds.

14.  The implementation of the new program of voluntary expense limits appears to have been associated, on balance, with less favorable expense rankings. This result reflects increases in expense limits for certain Funds, the removal of fee waivers, and the shift of certain expenses from CMA to the Funds. The decline in expense rankings is less significant, however, than CMA projected in December 2008.

D. Trustees' Advisory Contract Review Process

15.  The Trustees' evaluation process identified 22 Funds in 2009 for further review based upon long-standing criteria relating to their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. At the November meeting, CMG provided further information about each of those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

16.  CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, the establishment of expense limits for each Fund, enhanced shareholder services, fund mergers, and operational consolidation.

17.  An examination of the contractual fee schedules for five Nations Funds shows that the schedules for Small Cap II, Municipal Reserves, and Treasury Reserves compare favorably with those of their competitors, while the subadvised Marsico Growth and High Yield VS Funds have schedules generally above those of their peers, including funds that do not have a sub-adviser. The group fee with

33

breakpoints that characterizes the money market Fund schedules is not typically found among competitors, nearly all of which have flat fee schedules.

F. Management Fees Charged to Institutional Clients

18.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, actual and scheduled institutional fees are generally, but not always, lower than the Funds' management fees. CMG provided additional data this year demonstrating that at small asset levels, the effective fee of certain Funds may be equal to or less than institutional fee levels at those asset levels, due to the effect of expense limits on small funds with high gross expenses. CMG also analyzed the differences between the services provided and risks borne on the one hand by a manager of mutual funds and on the other by institutional advisers, and suggested that these differences should be kept in mind when Trustees review the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

19.  The activity-based cost allocation methodology employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG further refined the technique by allocating additional indirect expenses on an activity basis.

20.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses of and profitability to CMG arising out of its relationships with the Funds.

21.  CMG provided a firm-wide pro forma 2009 income statement demonstrating the effect of market events beginning in the fourth quarter of 2008 on its revenues and profitability to provide an additional perspective on calendar 2008 profitability data.

22.  In 2008, CMG's pre-tax pre- and post-distribution margins on the Nations Funds were above the industry mean and median, based on limited data available for publicly held mutual fund managers and excluding the costs of CMG's money market capital support programs. However, as is to be expected in a 63-Fund complex, some Nations Funds had relatively high pre-tax profit margins in 2008, when calculated solely with respect to management revenues and expenses, while other Nations Funds operated at a loss. There is a positive relationship between Fund size and profitability to CMG, with smaller Funds generally operating at a loss to CMG.

23.  CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, with respect to assets of its clients invested in Nations Funds to compensate it for services it performs with respect to those client assets and for the effect of state law limitations on affiliates charging multiple fees. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for identifying a Fund for further review (a "Review Fund") to include criteria that focus exclusively on performance. They may also wish to consider whether it would be useful to apply CMG's own internal monitoring standards for Fund performance to the contract review process, or whether such criteria are more relevant to their ongoing investment oversight.

2)  Presentation of Review Fund discussion. CMG should consider whether it could more systematically present in one discussion all relevant information regarding each Review Fund, which is now split into several different portions of the 15(c) materials. For any Fund that has been a Review Fund in consecutive years, CMG should address under what circumstances it could reasonably be anticipated that the Fund would lose that status.

3)  Refinement of tax-exempt performance data. Certain single-state tax-exempt Funds compete in extremely small universes and are compared to a multi-state benchmark of uncertain relevance. Notwithstanding the difficulties, CMG should work to improve the reliability of the calculation of relative performance of these Funds. If that is not possible, CMG should provide guidance on how the Trustees should judge the quality of CMG's management of these Funds.

34

4)  Development of risk metrics for asset-allocation, tax-exempt, and money market Funds. CMG has developed and shared with the Trustees quantitative risk metrics comparing equity and taxable fixed-income Funds against their peers. However, reliable risk metrics have not been developed for asset-allocation, tax-exempt fixed income, and money market Funds. We urge CMG to continue its efforts to provide reliable risk measures for these categories of Funds, especially in the cases of asset-allocation and money market funds, because their investors are likely to be motivated at least in part by a desire to manage risk.

5)  Profitability data. For any period during which CMG is an affiliate of U.S. Trust, Bank of America Private Wealth Management, CMG should continue to present to the Trustees the profitability of each Fund, each investment style and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

d.  Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

6)  Contractual fee analysis. This year CMG presented a new Lipper report comparing the contractual management fees of Funds with those of competitors in similar investment styles. However, the reliability of the conclusion—that Fund management fee breakpoints compared favorably with competitive fee rates—was limited by the use of competitive funds at all asset levels. The sponsors of a $100 million mutual fund may not have given much thought to breakpoints at $5 billion; therefore, that fund's contractual fee at that level is unlikely to compare favorably with that of a $5 billion Fund. Limiting the competitors to the Lipper expense group, whose constituents are similar in size to the relevant Fund, would make the results more meaningful. In addition, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

7)  Pro forma profitability data. In any year in which CMG or the Trustees believe that the prior year's profitability is unlikely to be representative of current business results due to changes in markets or for any other reason, CMG should, consistent with this year's practice, prepare a pro forma income statement based on year-to-date actual data and reasonable projections used for its own business planning purposes.

8)  Additional institutional data and analysis. While CMG provided a substantial amount of information on its institutional business, we suggest some additional items for future years: (a) profitability data for the institutional business in the format, and based upon the same allocation methodologies, used to present Fund profitability, (b) an explanation of how CMA sets institutional fee breakpoints, which normally begin at asset levels far lower than those found in Fund management fee breakpoints, and (c) distinguishing in all institutional fee materials fees of accounts acquired prior to the development of current fee schedules (so-called "legacy" accounts) from the fees of accounts launched after that time.

9)  Management fee disparities. In any future study of management fees, CMG and the Nations Trustees should analyze the differences in management fee schedules. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families sponsored by CMG, such as differences in the management styles of different Funds included the same Lipper category. Finally, if CMG proposes a management fee change or an expense cap for

35

any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

10)  Explanation of data supplied to Lipper. Each year, as part of the 15(c) process, CMG retains Lipper to compare the fees and expenses of each Fund to a group of competitors. In many cases, CMG, with the approval of the Trustees, adjusts the actual expense data, which is based on the most recent full fiscal year of the Fund (and each competitive fund) to reflect changes in fees or expense limits that occurred during or after the relevant fiscal year. This improves the reliability and usefulness of the comparison. However, to ensure that the Trustees know when and how CMG adjusted the data, we recommend that CMG prepare a table listing for each Fund what adjustments were made, e.g., to reflect a new expense limitation of x basis points that commenced on y date.

11)  Reduction of volume of paper documents submitted. The effort to streamline and better organize the data presented to the Trustees and the process by which that data was prepared and organized continued to be well-received by all parties. Notwithstanding past success, it is always appropriate to look for opportunities to reduce and simplify the presentation of 15(c) data. One possibility would be to remove the 127 pages of biographical data, most if not all of which the Trustees have previously seen as part of their ongoing investment oversight duties, from the paper volume and post it on the Internet-based document storage and retrieval system used by the Funds to provide reference data to Trustees.

Respectfully submitted,
Steven E. Asher

36

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia New York Tax-Exempt Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

37

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia New York Tax-Exempt Reserves

Semiannual Report, February 28, 2010

©2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/35034-0210 (04/10) 10/L3H586

Columbia Management®

Semiannual Report

February 28, 2010

Columbia California Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Financial Statements

Investment Portfolio	2

Statement of Assets and Liabilities	8

Statement of Operations	10

Statement of Changes in Net Assets	11

Financial Highlights	13

Notes to Financial Statements	20

Board Consideration and Re-Approval of Investment Advisory Agreement	28

Summary of Management Fee Evaluation by Independent Fee Consultant	31

Important Information About This Report	37

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Bank of America N.A. previously announced its decision to sell Columbia Management's long-term asset management business to Ameriprise Financial, Inc. This includes the management of Columbia Management's equity and fixed-income mutual funds but not the money market funds. This transaction is subject to certain approvals and other conditions of closing and is currently expected to occur this spring. Bank of America also previously announced that it will retain Columbia Management's cash business, including the management of Columbia Management's money market funds.

The bank decided to retain the cash business based on the breadth of its product offering and the depth of its client relationships. Columbia Management's cash business will remain with Bank of America within the Global Wealth and Investment Management organization and will be led by Michael Pelzar as head of the cash business effective as of the closing of Bank of America's sale of Columbia Management's long-term asset management business to Ameriprise Financial. We want to assure you that the cash funds' portfolio managers continue to focus on providing uninterrupted service to fund shareholders.

Effective at the time of the closing, the cash business will use the name BofATM Global Capital Management. The advisor will remain the same and will be renamed BofA Advisors, LLC. The cash business will continue to offer a wide array of liquidity products including the current Columbia money market funds, which will be rebranded as BofA Funds.

Meanwhile, transition teams across the company have been formed to oversee integration efforts including rebranding initiatives and client communications. As a valued investor in Columbia Management's money market funds, please know that our goal is to ensure a smooth transition and provide you with the highest quality products and services. We are working diligently to seek a seamless transition for our clients and will keep you informed as the transition progresses.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Understanding Your Expenses – Columbia California Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/09 – 02/28/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.70	1,023.80	0.99	1.00	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,023.36	1.44	1.45	0.29
Liquidity Class Shares	1,000.00	1,000.00	1,000.10	1,023.21	1.59	1.61	0.32
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.11	1.69	1.71	0.34
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.11	1.69	1.71	0.34
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.11	1.69	1.71	0.34
Institutional Class Shares	1,000.00	1,000.00	1,000.50	1,023.60	1.19	1.20	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia California Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds – 94.6%
	Par ($)	Value ($)
California – 93.9%
CA BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust: 0.200% 09/01/22 (03/04/10) (a)(b)	9,130,000	9,130,000
0.200% 01/01/28 (03/04/10) (a)(b)	12,125,000	12,125,000
0.240% 02/01/24 (03/04/10) (a)(b)	26,425,000	26,425,000
CA Contra Costa County
Multi-Family Housing, Delta Square - Oxford LP, Series 1999 - H, LIQ FAC: FNMA 0.180% 10/15/29 (03/04/10) (a)(b)	10,555,000	10,555,000
CA Corona
Multi-Family Housing, Country Hills Apartments, Series 1995 A, LIQ FAC: FHLMC 0.160% 02/01/25 (03/04/10) (a)(b)	5,995,000	5,995,000
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC, Series 1999 A, 0.160% 10/15/29 (03/04/10) (b)(c)	6,700,000	6,700,000
CA Department of Water Resources
Series 2008 I-1, LOC: Allied Irish Bank PLC 0.180% 05/01/22 (03/01/10) (a)(b)	6,395,000	6,395,000
Series 2008, LIQ FAC: Citibank N.A. 0.200% 12/01/11 (03/04/10) (a)(b)	3,840,000	3,840,000
Series 2009, LIQ FAC: Morgan Stanley 0.200% 12/01/28 (03/04/10) (a)(b)(d)	11,910,000	11,910,000
CA Deutsche Bank Spears/Lifers Trust
Series 2007, GTY AGMT: Deutsche Bank AG: 0.190% 08/01/23 (03/04/10) (a)(b)	2,905,000	2,905,000
0.190% 06/01/27 (03/04/10) (a)(b)	10,845,000	10,845,000

	Par ($)	Value ($)
0.190% 08/01/28 (03/04/10) (a)(b)	5,585,000	5,585,000
0.190% 08/01/29 (03/04/10) (a)(b)	16,385,000	16,385,000
0.190% 12/01/30 (03/04/10) (a)(b)	38,360,000	38,360,000
0.190% 09/01/31 (03/04/10) (a)(b)	13,460,000	13,460,000
0.190% 08/01/32 (03/04/10) (a)(b)	7,240,000	7,240,000
0.190% 08/01/35 (03/04/10) (a)(b)	5,230,000	5,230,000
0.190% 08/01/36 (03/04/10) (a)(b)	5,365,000	5,365,000
0.190% 02/01/37 (03/04/10) (a)(b)	15,210,000	15,210,000
0.190% 09/01/37 (03/04/10) (a)(b)	8,900,000	8,900,000
0.190% 09/01/38 (03/04/10) (a)(b)	9,055,000	9,055,000
0.190% 06/01/47 (03/04/10) (a)(b)	32,985,000	32,985,000
Series 2008: GTY AGMT: Deutsche Bank AG 0.200% 04/01/48 (03/04/10) (a)(b)(d)	3,399,000	3,399,000
GTY AGMT: Deutsche Bank AG: 0.200% 09/01/29 (03/04/10) (a)(b)	4,035,000	4,035,000
0.200% 06/01/35 (03/04/10) (a)(b)	1,640,000	1,640,000
0.230% 11/01/38 (03/04/10) (a)(b)	2,700,000	2,700,000
CA Duarte Redevelopment Agency
Certificates of Participation: Johnson Duarte Partners, Series 1984 B, LOC: General Electric Capital Corp. 0.150% 12/01/19 (03/04/10) (a)(b)	5,000,000	5,000,000
Piken Duarte Partners, Series 1984 A, LOC: General Electric Capital Corp. 0.150% 12/01/19 (03/04/10) (a)(b)	7,000,000	7,000,000
CA Eclipse Funding Trust
Series 2006, LOC: U.S. Bank N.A. 0.180% 10/01/34 (03/04/10) (a)(b)	5,270,000	5,270,000

See Accompanying Notes to Financial Statements.

2

Columbia California Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2007, LOC: U.S. Bank N.A. 0.180% 09/01/33 (03/04/10) (a)(b)	12,135,000	12,135,000
CA Economic Recovery
Series 2008 B, Pre-refunded 03/01/2010, 5.000% 07/01/23 (03/01/10) (b)(c)	2,100,000	2,100,000
CA Foothill-De Anza Community College District
Series 2007, GTY AGMT: Wells Fargo & Co. 0.200% 08/01/31 (03/04/10) (a)(b)	30,950,000	30,950,000
CA Fresno
Multi-Family Housing, Wasatch Pool Holdings LLC, Series 2001 A, LIQ FAC: FNMA 0.160% 02/15/31 (03/04/10) (a)(b)	5,095,000	5,095,000
CA Golden State Tobacco Securitization Corp.
Series 2009, LIQ FAC: Citibank N.A. 0.210% 03/01/14 (03/04/10) (a)(b)(d)	31,800,000	31,800,000
CA Golden West Schools Financing Authority
Series 2005, GTY AGMT: Dexia Credit Local 0.450% 09/01/24 (03/04/10) (a)(b)	5,620,000	5,620,000
CA Health Facilities Financing Authority
Catholic Healthcare West, Series 2009 H, LOC: Citibank N.A. 0.180% 07/01/33 (03/03/10) (a)(b)	7,700,000	7,700,000
Children's Hospital of Orange County: Series 2009 B, LOC: U.S. Bank N.A. 0.200% 11/01/38 (03/03/10) (a)(b)	7,100,000	7,100,000
Series 2009 C, LOC: U.S. Bank N.A. 0.200% 11/01/38 (03/03/10) (a)(b)	7,100,000	7,100,000

	Par ($)	Value ($)
Series 2009 D, LOC: U.S. Bank N.A. 0.200% 11/01/34 (03/03/10) (a)(b)	4,000,000	4,000,000
CA Hemet Unified School District
Certificates of Participation, Series 2006, LOC: State Street Bank & Trust Co. 0.190% 10/01/36 (03/04/10) (a)(b)	6,000,000	6,000,000
CA Housing Finance Agency
Series 2001 D LOC: FNMA LOC: FHLMC 0.160% 08/01/22 (03/03/10) (a)(b)	3,855,000	3,855,000
Series 2001 F LOC: FNMA LOC: FHLMC 0.160% 02/01/32 (03/03/10) (a)(b)	5,010,000	5,010,000
CA Indio Multi-Family Housing Revenue
Series 1996 A, LIQ FAC: FNMA 0.160% 08/01/26 (03/04/10) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
0.170% 04/06/10	8,000,000	8,000,000
0.300% 04/06/10	2,000,000	2,000,000
American National Red Cross, Series 2008, LOC: U.S. Bank NA 0.170% 09/01/34 (03/03/10) (a)(b)	9,000,000	9,000,000
J Paul Getty Trust, Series 2007 A2 J, 0.500% 10/01/47 (04/01/10) (b)(c)	8,700,000	8,700,000
Los Angeles County Museum, Series 2008 A, LOC: Allied Irish Bank PLC 0.180% 09/01/37 (03/01/10) (a)(b)	24,950,000	24,950,000
CA Inland Valley Development Agency
Series 1997, LOC: Union Bank of California N.A. 0.200% 03/01/27 (03/03/10) (a)(b)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

3

Columbia California Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Livermore Redevelopment Agency
Series 2009, LIQ FAC: FNMA 0.150% 07/15/39 (03/04/10) (a)(b)	5,000,000	5,000,000
CA Loma Linda Hospital Revenue
Loma Linda University Medical Center, Series 2007 B-1, LOC: Union Bank of California N.A. 0.150% 12/01/37 (03/04/10) (a)(b)	29,345,000	29,345,000
CA Los Angeles Community Redevelopment Agency
Forest City Southpark, Multi-Family Housing, Series 1985, LIQ FAC: FNMA 0.170% 12/15/24 (03/03/10) (a)(b)	6,385,000	6,385,000
CA Los Angeles County Community Development Commission
Willowbrook Partnership, Series 1985, LOC: Wells Fargo Bank N.A. 0.170% 11/01/15 (03/03/10) (a)(b)	4,300,000	4,300,000
CA Los Angeles County
Series 2009, 2.500% 06/30/10	134,045,000	134,794,036
CA Los Angeles Department of Water & Power
Series 2008, LIQ FAC: Citibank N.A. 0.200% 07/01/15 (03/04/10) (a)(b)	5,390,000	5,390,000
CA Los Angeles Metro Transportation Authority
0.250% 03/11/10	31,719,000	31,719,000
CA Metropolitan Water District of Southern California
Series 2004 A-2, SPA: JPMorgan Chase Bank 0.150% 07/01/23 (03/04/10) (a)(b)	4,590,000	4,590,000
Waterworks Revenue, Series 2008, LIQ FAC: Citibank N.A. 0.200% 04/01/12 (03/04/10) (a)(b)	12,525,000	12,525,000

	Par ($)	Value ($)
CA Morgan Hill Unified School District
Series 2008 A, LIQ FAC: Societe Generale 0.200% 08/01/25 (03/04/10) (a)(b)	5,000,000	5,000,000
CA Northern California Power Agency
Series 2008 A, LOC: Dexia Credit Local 0.210% 07/01/32 (03/03/10) (a)(b)	34,350,000	34,350,000
CA Oakland Redevelopment Agency
Multi-Family Housing, Series 2005, AMT, LIQ FAC: FHLMC 0.320% 10/01/50 (03/04/10) (a)(b)	150,695,000	150,695,000
CA Oakland-Alameda County Coliseum Authority Lease
Series 2000 C-1, LOC: Bank of New York, LOC: California State Teachers Retirement System 0.200% 02/01/25 (03/03/10) (a)(b)	10,000,000	10,000,000
CA Oxnard Financing Authority
Series 2008 A, LOC: Societe Generale 0.200% 06/01/34 (03/04/10) (a)(b)	9,710,000	9,710,000
CA Pollution Control Financing Authority
Amador Valley Industries LLC, Series 2005 A, AMT, LOC: Wells Fargo Bank N.A. 0.250% 06/01/15 (03/03/10) (a)(b)	4,650,000	4,650,000
Sierra Pacific Industries, Inc., Series 1993, LOC: Wells Fargo Bank N.A. 0.190% 02/01/13 (03/03/10) (a)(b)	14,400,000	14,400,000
CA Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT: LIQ FAC: FHLMC 0.320% 10/01/31 (03/04/10) (a)(b)	27,565,000	27,565,000
LIQ FAC: FHLMC 0.320% 12/01/46 (03/04/10) (a)(b)	78,581,000	78,581,000

See Accompanying Notes to Financial Statements.

4

Columbia California Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2007: GTY AGMT: Dexia Credit Local 0.450% 02/01/18 (03/04/10) (a)(b)	5,655,000	5,655,000
Insured: FGIC, GTY AGMT: Dexia Credit Local 0.450% 12/01/35 (03/04/10) (a)(b)	10,300,000	10,300,000
LOC: Dexia Credit Local 0.450% 03/01/16 (03/04/10) (a)(b)	13,290,000	13,290,000
Series 2008, AMT, GTY AGMT: FHLMC: 0.320% 06/08/29 (03/04/10) (a)(b)	5,775,000	5,775,000
0.320% 05/01/30 (03/04/10) (a)(b)(d)	7,130,000	7,130,000
0.320% 09/01/30 (03/04/10) (a)(b)	4,165,000	4,165,000
0.320% 11/01/42 (03/04/10) (a)(b)	7,315,000	7,315,000
0.320% 01/01/43 (03/04/10) (a)(b)	8,225,000	8,225,000
0.320% 05/01/44 (03/04/10) (a)(b)	12,220,000	12,220,000
0.320% 03/01/45 (03/04/10) (a)(b)	6,455,000	6,455,000
0.320% 02/01/49 (03/04/10) (a)(b)	3,485,000	3,485,000
Series 2008, GTY AGMT: FHLMC 0.320% 04/01/44 (03/04/10) (a)(b)	16,310,000	16,310,000
CA RBC Municipal Products, Inc. Trust
Series 2008 E5, LOC: Royal Bank of Canada 0.180% 05/22/10 (03/04/10) (a)(b)	13,465,000	13,465,000
CA Riverside County Asset Leasing Corp.
Series 2008 A, LOC: Union Bank of California N.A. 0.180% 11/01/32 (03/03/10) (a)(b)	17,000,000	17,000,000
CA Roseville
Series 2008 A, LOC: Dexia Credit Local 0.190% 02/01/35 (03/04/10) (a)(b)	27,000,000	27,000,000

	Par ($)	Value ($)
CA Sacramento County Sanitation District
Series 2008 A, LOC: Societe Generale: 0.200% 12/01/35 (03/04/10) (a)(b)	32,100,000	32,100,000
0.200% 12/01/35 (03/04/10) (a)(b)(d)	2,500,000	2,500,000
Series 2008 E, LOC: U.S. Bank N.A. 0.200% 12/01/40 (03/03/10) (a)(b)	5,000,000	5,000,000
CA Sacramento Municipal Utilities
0.210% 04/07/10	50,000,000	50,000,000
0.250% 04/06/10	42,000,000	42,000,000
CA Sacramento Suburban Water District
Series 2009 A, LOC: Sumitomo Mitsui Banking 0.190% 11/01/34 (03/03/10) (a)(b)	5,000,000	5,000,000
CA San Bernardino County Housing Authority
Multi-Family Housing: Indian Knoll Apartments, Series 1985 A, LIQ FAC: FNMA 0.180% 05/15/31 (03/04/10) (a)(b)	3,580,000	3,580,000
Reche Canyon Apartments, Series 1985 B, LIQ FAC: FNMA 0.180% 05/15/30 (03/04/10) (a)(b)	3,500,000	3,500,000
CA San Bernardino Flood Control District
Series 2008, LOC: UBS AG 0.180% 08/01/37 (03/04/10) (a)(b)	6,400,000	6,400,000
CA San Francisco City & County Redevelopment Agency
Multi-Family Housing, South Harbor, Series 1986, LOC: Credit Local de France 0.530% 12/01/16 (03/04/10) (a)(b)	5,000,000	5,000,000
CA San Joaquin County
0.210% 03/10/10	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

5

Columbia California Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA San Jose Financing Authority Lease
Series 2008, LIQ FAC: Citibank N.A. 0.200% 06/01/11 (03/04/10) (a)(b)	12,005,000	12,005,000
CA School Cash Reserve Program Authority
Series 2009 A-10: 2.500% 07/01/10	16,580,000	16,684,622
LOC: U.S. Bank N.A. 2.500% 07/01/10	13,380,000	13,467,603
CA Southern Public Power Authority
Power Project Revenue, Series 1991, LOC: Lloyds TSB Bank PLC 0.200% 07/01/19 (03/03/10) (a)(b)	32,095,000	32,095,000
CA Statewide Communities Development Authority
0.220% 05/11/10	50,000,000	50,000,000
0.310% 08/12/10	30,000,000	30,000,000
Hanna Boys Center, Series 2002, LOC: Northern Trust Co. 0.200% 12/31/32 (03/03/10) (a)(b)	5,000,000	5,000,000
Kaiser Foundation Hospitals: Series 2008 C, 3.000% 04/01/34 (04/01/10) (b)(c)	16,000,000	16,034,445
Series 2009, 3.000% 04/01/43 (04/01/10) (b)(c)	5,000,000	5,011,014
Plan Nine Partners LLC, Series 2005 A, LOC: Union Bank of California N.A. 0.230% 02/01/35 (03/04/10) (a)(b)	13,415,000	13,415,000
Santa Barbara Cottage Hospital, Series 2008 D, LOC: Wells Fargo Bank N.A. 0.160% 11/01/36 (03/04/10) (a)(b)	12,940,000	12,940,000
Series 2007, AMT, GTY AGMT: Citigroup Financial Products 0.450% 07/01/15 (03/04/10) (a)(b)	9,345,000	9,345,000
Series 2008 R, LIQ FAC: Citibank N.A. 0.210% 09/01/34 (03/04/10) (a)(b)(d)	10,035,000	10,035,000

	Par ($)	Value ($)
Series 2008: GTY AGMT: Citigroup Financial Products 0.450% 03/01/34 (03/04/10) (a)(b)	34,450,000	34,450,000
GTY AGMT: Wells Fargo & Company 0.200% 07/01/30 (03/04/10) (a)(b)	10,015,000	10,015,000
LIQ FAC: Citibank N.A.: 0.210% 04/01/26 (03/04/10) (a)(b)	4,900,000	4,900,000
0.210% 11/15/32 (03/04/10) (a)(b)	6,860,000	6,860,000
CA State
Series 2004 B1, LOC: Citibank N.A. 0.120% 05/01/34 (03/01/10) (a)(b)	2,085,000	2,085,000
Series 2004, GTY AGMT: Dexia Credit Local 0.450% 04/01/17 (03/04/10) (a)(b)	6,030,000	6,030,000
Series 2005, GTY AGMT: Dexia Credit Local 0.450% 02/01/25 (03/04/10) (a)(b)	10,405,000	10,405,000
Series 2007, GTY AGMT: Wells Fargo & Company 0.200% 12/01/37 (03/04/10) (a)(b)	14,652,500	14,652,500
Series 2008: GTY AGMT: Wells Fargo & Company 0.200% 04/01/38 (03/04/10) (a)(b)	18,797,500	18,797,500
LOC: Dexia Credit Local 0.350% 08/01/27 (03/04/10) (a)(b)	71,305,000	71,305,000
CA Union City
Multi-Family Housing, Series 2007, GTY AGMT: Goldman Sachs 0.200% 12/15/26 (03/04/10) (a)(b)	7,970,000	7,970,000
CA University of California
Series 2008, LIQ FAC: Citibank N.A.: 0.200% 05/15/31 (03/04/10) (a)(b)	6,880,000	6,880,000
0.210% 05/01/16 (03/04/10) (a)(b)	7,045,000	7,045,000

See Accompanying Notes to Financial Statements.

6

Columbia California Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA West Hills Community College District
Series 2008, LOC: Union Bank of California N.A. 0.250% 07/01/33 (03/03/10) (a)(b)	14,925,000	14,925,000
California Total		1,824,630,720
Puerto Rico – 0.7%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998 A, LOC: Scotia Bank 0.200% 07/01/28 (03/03/10) (a)(b)	10,200,000	10,200,000
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
Series 2007, GTY AGMT: Dexia Credit Local 0.490% 08/01/42 (03/04/10) (a)(b)	3,750,000	3,750,000
Puerto Rico Total		13,950,000
Total Municipal Bonds (cost of $1,838,580,720)		1,838,580,720
Total Investments – 94.6% (cost of $1,838,580,720) (e)		1,838,580,720
Other Assets & Liabilities, Net – 5.4%		104,183,824
Net Assets – 100.0%		1,942,764,544

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2010.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2010.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities, which are not illiquid, amounted to $66,774,000, which represents 3.4% of net assets.

(e)  Cost for federal income tax purposes is $1,838,580,720.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's portfolio as of February 28, 2010.

For more information on valuation inputs, and their aggregation into the levels used, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

At February 28, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	94.6
94.6
Other Assets & Liabilities, Net	5.4
100.0

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities – Columbia California Tax-Exempt Reserves

February 28, 2010 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	1,838,580,720
	Cash	2,266
	Receivable for:
	Investments sold	3,900,000
	Investments sold on a delayed delivery basis	96,912,810
	Interest	3,914,588
	Expense reimbursement due from investment advisor	16,888
	Prepaid expenses	28,426
	Total Assets	1,943,355,698
Liabilities	Payable for:
	Distributions	6,359
	Investment advisory fee	246,602
	Administration fee	54,099
	Pricing and bookkeeping fees	42,460
	Transfer agent fee	16,287
	Trustees' fees	39,834
	Custody fee	8,668
	Distribution and service fees	67,481
	Shareholder administration fee	41,081
	Chief compliance officer expenses	570
	Other liabilities	67,713
	Total Liabilities	591,154
	Net Assets	1,942,764,544
Net Assets Consist of	Paid-in capital	1,943,075,516
	Undistributed net investment income	972,012
	Accumulated net realized loss	(1,282,984)
	Net Assets	1,942,764,544

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities (continued) – Columbia California Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Capital Class Shares	Net assets	$257,210,730
	Shares outstanding	257,262,572
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$447,296,559
	Shares outstanding	447,382,339
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$76,684
	Shares outstanding	76,699
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$211,312,658
	Shares outstanding	211,353,280
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$164,452,169
	Shares outstanding	164,480,380
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$464,628,461
	Shares outstanding	464,724,960
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$397,787,283
	Shares outstanding	397,865,015
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

9

Statement of Operations – Columbia California Tax-Exempt Reserves

For the Six Months Ended February 28, 2010 (Unaudited)

		($)
Investment Income	Interest	4,372,210
Expenses	Investment advisory fee	1,894,072
	Administration fee	1,192,719
	Distribution fee:
	Investor Class Shares	78,040
	Daily Class Shares	1,708,485
	Service fee:
	Liquidity Class Shares	154
	Adviser Class Shares	313,755
	Investor Class Shares	195,101
	Daily Class Shares	1,220,347
	Shareholder administration fees:
	Trust Class Shares	231,634
	Institutional Class Shares	76,498
	Transfer agent fee	17,606
	Pricing and bookkeeping fees	121,202
	Trustees' fees	17,448
	Custody fee	19,728
	Chief compliance officer expenses	887
	Treasury temporary guarantee program fee	103,358
	Other expenses	148,369
	Total Expenses	7,339,403
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(886,584)
	Fees waived by distributor:
	Trust Class Shares	(16,131)
	Liquidity Class Shares	(18)
	Adviser Class Shares	(140,783)
	Investor Class Shares	(165,606)
	Daily Class Shares	(2,249,309)
	Institutional Class Shares	(782)
	Fees waived by shareholder service provider—Liquidity Class Shares	(61)
	Expense reductions	(12)
	Net Expenses	3,880,117
	Net Investment Income	492,093
	Net realized gain on investments	106,194
	Net Increase Resulting from Operations	598,287

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – Columbia California Tax-Exempt Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2010 ($)	Year Ended August 31, 2009 ($)
Operations	Net investment income	492,093	38,449,047
	Net realized gain (loss) on investments	106,194	(1,168,873)
	Net increase resulting from operations	598,287	37,280,174
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(205,339)	(7,963,211)
	Trust Class Shares	(102,615)	(6,751,850)
	Liquidity Class Shares	(9)	(100,321)
	Adviser Class Shares	(930)	(5,351,018)
	Investor Class Shares	—	(1,960,580)
	Daily Class Shares	—	(9,718,849)
	Institutional Class Shares	(183,200)	(6,603,218)
	Total distributions to shareholders	(492,093)	(38,449,047)
	Net Capital Stock Transactions	(1,001,596,452)	(2,357,921,639)
	Total decrease in net assets	(1,001,490,258)	(2,359,090,512)
Net Assets	Beginning of period	2,944,254,802	5,303,345,314
	End of period	1,942,764,544	2,944,254,802
	Undistributed net investment income at end of period	972,012	972,012

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets (continued) – Columbia California Tax-Exempt Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	351,038,010	351,038,010	1,358,516,302	1,358,516,302
Distributions reinvested	151,269	151,269	5,523,559	5,523,559
Redemptions	(460,437,496)	(460,437,496)	(1,854,843,684)	(1,854,843,684)
Net decrease	(109,248,217)	(109,248,217)	(490,803,823)	(490,803,823)
Trust Class Shares
Subscriptions	237,043,496	237,043,496	694,589,205	694,589,205
Distributions reinvested	3,081	3,081	167,154	167,154
Redemptions	(375,658,093)	(375,658,093)	(870,655,288)	(870,655,288)
Net decrease	(138,611,516)	(138,611,516)	(175,898,929)	(175,898,929)
Liquidity Class Shares
Subscriptions	—	—	6,618,121	6,618,121
Distributions reinvested	6	6	92,116	92,116
Redemptions	(401,199)	(401,199)	(39,470,120)	(39,470,120)
Net decrease	(401,193)	(401,193)	(32,759,883)	(32,759,883)
Adviser Class Shares
Subscriptions	166,946,163	166,946,163	547,664,282	547,664,282
Distributions reinvested	929	929	5,350,155	5,350,155
Redemptions	(264,842,121)	(264,842,121)	(917,679,333)	(917,679,333)
Net decrease	(97,895,029)	(97,895,029)	(364,664,896)	(364,664,896)
Investor Class Shares
Subscriptions	279,493,948	279,493,948	623,579,995	623,579,995
Distributions reinvested	—	—	1,959,724	1,959,724
Redemptions	(303,948,050)	(303,948,050)	(698,716,946)	(698,716,946)
Net decrease	(24,454,102)	(24,454,102)	(73,177,227)	(73,177,227)
Daily Class Shares
Subscriptions	400,305,927	400,305,927	1,781,303,199	1,781,303,199
Distributions reinvested	—	—	9,718,848	9,718,848
Redemptions	(981,363,119)	(981,363,119)	(2,517,314,681)	(2,517,314,682)
Net decrease	(581,057,192)	(581,057,192)	(726,292,634)	(726,292,635)
Institutional Class Shares
Subscriptions	243,197,670	243,197,670	897,574,191	897,574,191
Distributions reinvested	183,070	183,070	6,600,718	6,600,718
Redemptions	(293,309,943)	(293,309,943)	(1,398,499,155)	(1,398,499,155)
Net decrease	(49,929,203)	(49,929,203)	(494,324,246)	(494,324,246)

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0007		0.0100		0.0242		0.0340		0.0139		0.0250		0.0123
Less Distributions to Shareholders:
From net investment income	(0.0007)		(0.0100)		(0.0242)		(0.0340)		(0.0139)		(0.0250)		(0.0123)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.07	%(e)	1.00%		2.45%		3.45%		1.40	%(e)	2.53%		1.24%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(f)(g)	0.24	%(f)	0.20	%(f)	0.20	%(f)	0.20	%(f)(g)	0.20	%(f)	0.20%
Waiver/Reimbursement	0.07	%(g)	0.05%		0.05%		0.06%		0.06	%(g)	0.06%		0.08%
Net investment income	0.14	%(f)(g)	1.13	%(f)	2.37	%(f)	3.40	%(f)	3.32	%(f)(g)	2.59	%(f)	1.21%
Net assets, end of period (000s)	$257,211		$366,450		$857,425		$557,296		$509,181		$431,530		$105,823

(a)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0002		0.0090		0.0232		0.0330		0.0135		0.0240		0.0113
Less Distributions to Shareholders:
From net investment income	(0.0002)		(0.0090)		(0.0232)		(0.0330)		(0.0135)		(0.0240)		(0.0113)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.02	%(e)	0.90%		2.35%		3.35%		1.36	%(e)	2.42%		1.14%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.29	%(f)(g)	0.34	%(f)	0.30	%(f)	0.30	%(f)	0.30	%(f)(g)	0.30	%(f)	0.30%
Waiver/Reimbursement	0.08	%(g)	0.05%		0.05%		0.06%		0.06	%(g)	0.06%		0.08%
Net investment income	0.04	%(f)(g)	0.96	%(f)	2.23	%(f)	3.30	%(f)	3.22	%(f)(g)	2.41	%(f)	1.15%
Net assets, end of period (000s)	$447,297		$585,899		$761,991		$525,007		$517,340		$470,430		$339,137

(a)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0001		0.0085		0.0227		0.0325		0.0133		0.0235		0.0108
Less Distributions to Shareholders:
From net investment income	(0.0001)		(0.0085)		(0.0227)		(0.0325)		(0.0133)		(0.0235)		(0.0108)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.01	%(e)	0.85	%(f)	2.30%		3.30%		1.34	%(e)	2.37%		1.09%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.32	%(g)(h)	0.39	%(g)	0.35	%(g)	0.35	%(g)	0.35	%(g)(h)	0.35	%(g)	0.35%
Waiver/Reimbursement	0.20	%(h)	0.15%		0.15%		0.16%		0.16	%(h)	0.16%		0.18%
Net investment income	0.02	%(g)(h)	1.79	%(g)(f)	2.41	%(g)	3.27	%(g)	3.17	%(g)(h)	2.39	%(g)	1.37%
Net assets, end of period (000s)	$77		$478		$33,242		$66,038		$27,557		$35,797		$16,585

(a)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(i)	0.0076		0.0217		0.0315		0.0129		0.0225		0.0098
Less Distributions to Shareholders:
From net investment income	—	(i)	(0.0076)		(0.0217)		(0.0315)		(0.0129)		(0.0225)		(0.0098)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.00	%(h)	0.76%		2.20%		3.19%		1.30	%(e)	2.27%		0.98%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.34	%(f)(g)	0.48	%(f)	0.45	%(f)	0.45	%(f)	0.45	%(f)(g)	0.45	%(f)	0.45%
Waiver/Reimbursement	0.18	%(g)	0.06%		0.05%		0.06%		0.06	%(g)	0.06%		0.08%
Net investment income	—	%(f)(g)(h)	0.88	%(f)	2.09	%(f)	3.15	%(f)	3.08	%(f)(g)	2.19	%(f)	1.01%
Net assets, end of period (000s)	$211,313		$309,195		$674,000		$498,926		$376,973		$260,633		$593,136

(a)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than 0.01%.

(i)  Rounds to less than $0.0001 per share.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.0068		0.0207		0.0305		0.0125		0.0215		0.0088
Less Distributions to Shareholders:
From net investment income	—		(0.0068)		(0.0207)		(0.0305)		(0.0125)		(0.0215)		(0.0088)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.00	%(e)	0.68%		2.09%		3.09%		1.25	%(e)	2.17%		0.88%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.34	%(f)(g)	0.56	%(f)	0.55	%(f)	0.55	%(f)	0.55	%(f)(g)	0.55	%(f)	0.55%
Waiver/Reimbursement	0.28	%(g)	0.08%		0.05%		0.06%		0.06	%(g)	0.06%		0.08%
Net investment income	—	%(g)	0.77	%(f)	2.08	%(f)	3.05	%(f)	2.98	%(f)(g)	2.13	%(f)	0.85%
Net assets, end of period (000s)	$164,452		$188,904		$262,145		$289,499		$205,499		$225,846		$244,229

(a)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.0054		0.0182		0.0280		0.0114		0.0190		0.0063
Less Distributions to Shareholders:
From net investment income	—		(0.0054)		(0.0182)		(0.0280)		(0.0114)		(0.0190)		(0.0063)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.00	%(e)	0.54%		1.84%		2.84%		1.15	%(e)	1.91%		0.63%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.34	%(f)(g)	0.73	%(f)	0.80	%(f)	0.80	%(f)	0.80	%(f)(g)	0.80	%(f)	0.80%
Waiver/Reimbursement	0.53	%(g)	0.16%		0.05%		0.06%		0.06	%(g)	0.06%		0.08%
Net investment income	—	%(g)	0.62	%(f)	1.76	%(f)	2.80	%(f)	2.73	%(f)(g)	1.94	%(f)	0.63%
Net assets, end of period (000s)	$464,628		$1,045,609		$1,772,303		$1,538,428		$1,394,667		$1,357,176		$742,981

(a)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0005		0.0096		0.0238		0.0336		0.0138		0.0246		0.0119
Less Distributions to Shareholders:
From net investment income	(0.0005)		(0.0096)		(0.0238)		(0.0336)		(0.0138)		(0.0246)		(0.0119)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.05	%(e)	0.96%		2.41%		3.41%		1.39	%(e)	2.49%		1.20%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.24	%(f)(g)	0.28	%(f)	0.24	%(f)	0.24	%(f)	0.24	%(f)(g)	0.24	%(f)	0.24%
Waiver/Reimbursement	0.07	%(g)	0.05%		0.05%		0.06%		0.06	%(g)	0.06%		0.08%
Net investment income	0.10	%(f)(g)	1.04	%(f)	2.28	%(f)	3.34	%(f)	3.28	%(f)(g)	2.63	%(f)	1.16%
Net assets, end of period (000s)	$397,787		$447,721		$942,240		$540,951		$688,499		$660,513		$83,596

(a)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – Columbia California Tax-Exempt Reserves

February 28, 2010 (Unaudited)

Note 1. Organization

Columbia California Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia California Tax-Exempt Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each of the Predecessor Fund's share classes was reorganized into the corresponding share class of the Fund. After the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when

20

Columbia California Tax-Exempt Reserves, February 28, 2010 (Unaudited)

market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

21

Columbia California Tax-Exempt Reserves, February 28, 2010 (Unaudited)

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the year ended August 31, 2009 was as follows:

Distributions paid from:
Tax-Exempt Income	$38,172,943
Ordinary Income*	276,104
Long-Term Capital Gains	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the six month period ended February 28, 2010, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Bank of America, N.A., an indirect parent company of Columbia, entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes the sale of the part of the asset management business that advises long-term mutual funds, but does not include the sale of the part of the asset management business that advises the Fund. The transaction is subject to certain approvals and other conditions to closing and is currently expected to close on or about May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Fund and its investment advisor, administrator and distributor will change as shown in the following table:

	Current Name	New Name
Fund:	Columbia California Tax-Exempt Reserves	BofA California Tax-Exempt Reserves

Advisor/ Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC

Distributor:	Columbia Management Distributors, Inc.	BofA Distributors, Inc.

22

Columbia California Tax-Exempt Reserves, February 28, 2010 (Unaudited)

Effective upon the Closing, references to the current names of the Fund, Columbia and Columbia Management Distributors, Inc. will be deemed to be references to their respective new names. Certain other changes will also occur upon the Closing.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by Columbia in the performance of services under the Services Agreement.

The Services Agreement will be terminated upon the Closing, and the services provided thereunder will be covered under an amended administration agreement with Columbia.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2010, no minimum account balance fees were charged by the Fund.

23

Columbia California Tax-Exempt Reserves, February 28, 2010 (Unaudited)

Effective upon the Closing, it is expected that the Fund will engage BFDS as its new transfer agent.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class and Daily Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Daily Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

24

Columbia California Tax-Exempt Reserves, February 28, 2010 (Unaudited)

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 28, 2010, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the six month period
2013	2012	2011	2010	recovery	ended 02/28/10
$886,584	$2,336,606	$2,513,573	$2,284,293	$8,021,056	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended February 28, 2010, these custody credits reduced total expenses by $12 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 was also accrued and

25

Columbia California Tax-Exempt Reserves, February 28, 2010 (Unaudited)

apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2010, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2010, 25.6% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2010, the Fund had two shareholders that collectively held 67.6% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

As of February 28, 2010, no other shareholders owned more than 5% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at February 28, 2010, invested in debt obligations issued by California and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to the Fund's shares.

Under the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss in the event that the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Fund paid $2,050,513 to the Treasury to participate in the Program. This fee was expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 4.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

26

Columbia California Tax-Exempt Reserves, February 28, 2010 (Unaudited)

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008 and the distribution earmarked for the Columbia Funds and their shareholders has been substantially completed.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

27

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA" or the "Adviser") for Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Daily Cash Reserves, Columbia Government Reserves, Columbia Government Plus Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves and Columbia Treasury Reserves. The investment advisory agreement with CMA is referred to as an "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at meetings held on November 5-6, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at http://www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss each Fund's performance with its respective portfolio manager(s). In addition to these meetings, the Investment Committee receives and discusses performance reports at its quarterly meetings. The Contracts Review Committee of the Board also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

The Board noted that Bank of America, N.A., the parent company of the Adviser, had entered into an agreement to sell a portion of the asset management business of the Adviser to Ameriprise Financial, Inc. (the "Transaction"). The Board noted that the Transaction was expected to close in the spring of 2010 and that its review of the Advisory Agreement was separate and distinct from any analysis regarding new advisory or sub-advisory arrangements that may result from the closing of the Transaction.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by CMA under the Advisory Agreement. The most recent investment adviser registration form for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Funds and CMA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

28

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of CMA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by CMA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to CMA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in their respective Peer Groups (as defined below).

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of Funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, and independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to actual management fees; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered certain risk-adjusted performance data.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rates and the Actual Management Rates, as well

29

as on other relationships between the Funds and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues declined over a five-year period during which fund assets increased by 53% and the shareholder benefit over a four-year period has remained steady at approximately 33% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to their other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationship with the Funds. Such benefits could include, among others, benefits attributable to CMA's relationship with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Funds and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receives throughout the year. In this regard, the Board and its Committees review reports of CMA at each of its quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, at the June Investment Committee meeting.

Fund-Specific Considerations for Certain "Review" Funds. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

The Fund was not highlighted as a review fund.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

30

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

November 12, 2009

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fifth annual written evaluation of the fee negotiation process. As was the case with the 2007 and 2008 reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees ... using ... an annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds are treated in a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2008 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

31

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund, subject to the following: on September 30, 2009, Ameriprise Financial, Inc. ("Ameriprise") announced that it had agreed to purchase the investment management business of CMG with the exception of its cash and liquidity management business which includes the Nations money market Funds. As a result, the Trustees requested information from CMG as to the plans of CMG and its parent with respect to the provision of investment management services to those Funds after the consummation of the proposed transaction. As of the date of this report, that information has not yet been provided. However, as the transaction is not expected to close until the spring of 2010, the Trustees concluded that they would have ample opportunity to take appropriate steps with respect to the investment management agreements of the money market Funds, including invoking the 60-day termination provisions of those agreements, in response to the information to be provided by CMG and reviewed by the IFC.

In my view, the process by which the proposed management fees of the Funds have been negotiated in 2009 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds was relatively strong for the measuring periods ending March 31, 2009. Between one-third and nearly one-half of the Funds were ranked in either the first or second quintiles in the one-, three-, five-, and 10-year periods, and no more than 8% were in the fifth quintile for these periods. Overall, the performance was stronger in the two longer periods.

4.  The strongest performing groups over the one-, three-, and five-year periods were active equity, quantitative strategies, and, to a lesser extent, money market Funds. Sub-advised Funds were the weakest performers, with over 60% of the Funds in the bottom two quintiles in the one- and three-year periods. For the same two periods, no more than 15% percent of the sub-advised Funds were in the top two quintiles. Almost half of fixed-income Funds ranked in the bottom two quintiles in the one- and three-year periods.

5.  Overall performance of the Funds was less robust in 2009 than in 2008 and 2007 for the one- and three-year performance periods. For example, 62% of the Funds were in the top two quintiles in 2007 for the one-year period compared with 33% in 2009. The ranks of those in the bottom two quintiles rose significantly between 2007 and 2009, led by money market and fixed-income Funds in the one- and three-year periods. For the three-year period, there was a similar trend with respect to sub-advised Funds.

6.  The performance of the active equity Funds against their benchmarks was strong for the one-, three-, and five-year performance periods. In contrast, more than half of the sub-advised Funds failed to beat their benchmarks on a net basis in the one- and three-year periods. The fixed-income Funds consistently produced gross returns below those of their benchmarks. Lipper quintile rankings of the actively managed equity Funds are highly correlated with their performance against their benchmarks in the sense that net returns in excess of the benchmark appear necessary to achieve a ranking in one of the top three quintiles. No such correlation was observed for fixed-income and quantitative strategies Funds.

7.  The equity Funds' overall performance adjusted for risk was mixed. Based upon three-year returns, less than 40% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes; 60% were in the bottom half of their universes. About 30% of the fixed income Funds posted high returns and low risk relative to comparable funds. Over 60% of the fixed-income Funds took on more risk than the typical fund in their performance universes.

8.  The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Nations Funds are compared with funds in performance universes that

32

include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a "filtered universe") lowers the relative performance for the Funds, but generally not to a material extent. The filtering process, however, did identify two Funds for further review that had not been so identified using unfiltered universes.

9.  A small number of Funds have consistently underperformed over the past five years. The exact number depends on the criteria used to evaluate longer-term performance. For example, six different Funds have had below-median performance in at least four out of the five years between 2005 and 2009 for either the one- or three-year performance periods from 2005 to 2009. If the threshold were the 60th percentile, only two Funds would have satisfied the criteria.

10.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance, and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

11.  The Funds' management fees and total expenses are generally low relative to those of their peers, with over half the Funds ranking in the most favorable two quintiles. For total expenses, slightly more than one-quarter are in the bottom two quintiles, while slightly less than two-fifths are in the bottom two quintiles for actual management fees. Fixed-income and quantitative strategies Funds have the lowest fees and expenses relative to their peers. The sub-advised Funds account for the majority of Funds in the fifth quintile for both management fees and total expenses.

12.  The distribution of management fee rankings has changed little over the past three years, while the distribution of total expense rankings has moved in the direction of higher expenses. The most notable change involving total expenses has been a shift in the number of Funds from the first to the second quintile.

13.  The management fees of the non-subadvised Funds are generally in line with those of Columbia Funds supervised by the Atlantic Board of Trustees (the "Atlantic Funds"). The sub-advised large cap equity, international equity, and high yield Funds, however, generally have higher management fees than those of comparable Atlantic and non-subadvised Funds.

14.  The implementation of the new program of voluntary expense limits appears to have been associated, on balance, with less favorable expense rankings. This result reflects increases in expense limits for certain Funds, the removal of fee waivers, and the shift of certain expenses from CMA to the Funds. The decline in expense rankings is less significant, however, than CMA projected in December 2008.

D. Trustees' Advisory Contract Review Process

15.  The Trustees' evaluation process identified 22 Funds in 2009 for further review based upon long-standing criteria relating to their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. At the November meeting, CMG provided further information about each of those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

16.  CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, the establishment of expense limits for each Fund, enhanced shareholder services, fund mergers, and operational consolidation.

17.  An examination of the contractual fee schedules for five Nations Funds shows that the schedules for Small Cap II, Municipal Reserves, and Treasury Reserves compare favorably with those of their competitors, while the subadvised Marsico Growth and High Yield VS Funds have schedules generally above those of their peers, including funds that do not have a sub-adviser. The group fee with

33

breakpoints that characterizes the money market Fund schedules is not typically found among competitors, nearly all of which have flat fee schedules.

F. Management Fees Charged to Institutional Clients

18.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, actual and scheduled institutional fees are generally, but not always, lower than the Funds' management fees. CMG provided additional data this year demonstrating that at small asset levels, the effective fee of certain Funds may be equal to or less than institutional fee levels at those asset levels, due to the effect of expense limits on small funds with high gross expenses. CMG also analyzed the differences between the services provided and risks borne on the one hand by a manager of mutual funds and on the other by institutional advisers, and suggested that these differences should be kept in mind when Trustees review the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

19.  The activity-based cost allocation methodology employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG further refined the technique by allocating additional indirect expenses on an activity basis.

20.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses of and profitability to CMG arising out of its relationships with the Funds.

21.  CMG provided a firm-wide pro forma 2009 income statement demonstrating the effect of market events beginning in the fourth quarter of 2008 on its revenues and profitability to provide an additional perspective on calendar 2008 profitability data.

22.  In 2008, CMG's pre-tax pre- and post-distribution margins on the Nations Funds were above the industry mean and median, based on limited data available for publicly held mutual fund managers and excluding the costs of CMG's money market capital support programs. However, as is to be expected in a 63-Fund complex, some Nations Funds had relatively high pre-tax profit margins in 2008, when calculated solely with respect to management revenues and expenses, while other Nations Funds operated at a loss. There is a positive relationship between Fund size and profitability to CMG, with smaller Funds generally operating at a loss to CMG.

23.  CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, with respect to assets of its clients invested in Nations Funds to compensate it for services it performs with respect to those client assets and for the effect of state law limitations on affiliates charging multiple fees. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for identifying a Fund for further review (a "Review Fund") to include criteria that focus exclusively on performance. They may also wish to consider whether it would be useful to apply CMG's own internal monitoring standards for Fund performance to the contract review process, or whether such criteria are more relevant to their ongoing investment oversight.

2)  Presentation of Review Fund discussion. CMG should consider whether it could more systematically present in one discussion all relevant information regarding each Review Fund, which is now split into several different portions of the 15(c) materials. For any Fund that has been a Review Fund in consecutive years, CMG should address under what circumstances it could reasonably be anticipated that the Fund would lose that status.

3)  Refinement of tax-exempt performance data. Certain single-state tax-exempt Funds compete in extremely small universes and are compared to a multi-state benchmark of uncertain relevance. Notwithstanding the difficulties, CMG should work to improve the reliability of the calculation of relative performance of these Funds. If that is not possible, CMG should provide guidance on how the Trustees should judge the quality of CMG's management of these Funds.

34

4)  Development of risk metrics for asset-allocation, tax-exempt, and money market Funds. CMG has developed and shared with the Trustees quantitative risk metrics comparing equity and taxable fixed-income Funds against their peers. However, reliable risk metrics have not been developed for asset-allocation, tax-exempt fixed income, and money market Funds. We urge CMG to continue its efforts to provide reliable risk measures for these categories of Funds, especially in the cases of asset-allocation and money market funds, because their investors are likely to be motivated at least in part by a desire to manage risk.

5)  Profitability data. For any period during which CMG is an affiliate of U.S. Trust, Bank of America Private Wealth Management, CMG should continue to present to the Trustees the profitability of each Fund, each investment style and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

d.  Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

6)  Contractual fee analysis. This year CMG presented a new Lipper report comparing the contractual management fees of Funds with those of competitors in similar investment styles. However, the reliability of the conclusion—that Fund management fee breakpoints compared favorably with competitive fee rates—was limited by the use of competitive funds at all asset levels. The sponsors of a $100 million mutual fund may not have given much thought to breakpoints at $5 billion; therefore, that fund's contractual fee at that level is unlikely to compare favorably with that of a $5 billion Fund. Limiting the competitors to the Lipper expense group, whose constituents are similar in size to the relevant Fund, would make the results more meaningful. In addition, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

7)  Pro forma profitability data. In any year in which CMG or the Trustees believe that the prior year's profitability is unlikely to be representative of current business results due to changes in markets or for any other reason, CMG should, consistent with this year's practice, prepare a pro forma income statement based on year-to-date actual data and reasonable projections used for its own business planning purposes.

8)  Additional institutional data and analysis. While CMG provided a substantial amount of information on its institutional business, we suggest some additional items for future years: (a) profitability data for the institutional business in the format, and based upon the same allocation methodologies, used to present Fund profitability, (b) an explanation of how CMA sets institutional fee breakpoints, which normally begin at asset levels far lower than those found in Fund management fee breakpoints, and (c) distinguishing in all institutional fee materials fees of accounts acquired prior to the development of current fee schedules (so-called "legacy" accounts) from the fees of accounts launched after that time.

9)  Management fee disparities. In any future study of management fees, CMG and the Nations Trustees should analyze the differences in management fee schedules. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families sponsored by CMG, such as differences in the management styles of different Funds included the same Lipper category. Finally, if CMG proposes a management fee change or an expense cap for

35

any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

10)  Explanation of data supplied to Lipper. Each year, as part of the 15(c) process, CMG retains Lipper to compare the fees and expenses of each Fund to a group of competitors. In many cases, CMG, with the approval of the Trustees, adjusts the actual expense data, which is based on the most recent full fiscal year of the Fund (and each competitive fund) to reflect changes in fees or expense limits that occurred during or after the relevant fiscal year. This improves the reliability and usefulness of the comparison. However, to ensure that the Trustees know when and how CMG adjusted the data, we recommend that CMG prepare a table listing for each Fund what adjustments were made, e.g., to reflect a new expense limitation of x basis points that commenced on y date.

11)  Reduction of volume of paper documents submitted. The effort to streamline and better organize the data presented to the Trustees and the process by which that data was prepared and organized continued to be well-received by all parties. Notwithstanding past success, it is always appropriate to look for opportunities to reduce and simplify the presentation of 15(c) data. One possibility would be to remove the 127 pages of biographical data, most if not all of which the Trustees have previously seen as part of their ongoing investment oversight duties, from the paper volume and post it on the Internet-based document storage and retrieval system used by the Funds to provide reference data to Trustees.

Respectfully submitted,
Steven E. Asher

36

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia California Tax-Exempt Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

37

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia California Tax-Exempt Reserves

Semiannual Report, February 28, 2010

©2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/35208-0210 (04/10) 10/D232G5

Columbia Management®

Semiannual Report

February 28, 2010

Columbia Government Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Financial Statements

Investment Portfolio	2

Statement of Assets and Liabilities	4

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	10

Notes to Financial Statements	20

Board Consideration and Re-Approval of Investment Advisory Agreement	28

Summary of Management Fee Evaluation by Independent Fee Consultant	32

Important Information About This Report	41

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Bank of America, N.A. previously announced its decision to sell Columbia Management's long-term asset management business to Ameriprise Financial, Inc. This includes the management of Columbia Management's equity and fixed-income mutual funds but not the money market funds. This transaction is subject to certain approvals and other conditions of closing and is currently expected to occur this spring. Bank of America also previously announced that it will retain Columbia Management's cash business, including the management of Columbia Management's money market funds.

The bank decided to retain the cash business based on the breadth of its product offering and the depth of its client relationships. Columbia Management's cash business will remain with Bank of America within the Global Wealth and Investment Management organization and will be led by Michael Pelzar as head of the cash business effective as of the closing of Bank of America's sale of Columbia Management's long-term asset management business to Ameriprise Financial. We want to assure you that the cash funds' portfolio managers continue to focus on providing uninterrupted service to fund shareholders.

Effective at the time of the closing, the cash business will use the name BofATM Global Capital Management. The advisor will remain the same and will be renamed BofA Advisors, LLC. The cash business will continue to offer a wide array of liquidity products including the current Columbia money market funds, which will be rebranded as BofA Funds.

Meanwhile, transition teams across the company have been formed to oversee integration efforts including rebranding initiatives and client communications. As a valued investor in Columbia Management's money market funds, please know that our goal is to ensure a smooth transition and provide you with the highest quality products and services. We are working diligently to seek a seamless transition for our clients and will keep you informed as the transition progresses.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Understanding Your Expenses – Columbia Government Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/09 – 02/28/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15
Trust Class	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15
Liquidity Class	1,000.00	1,000.00	1,000.00	1,024.00	0.79	0.80	0.16
Adviser Class	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15
Investor Class	1,000.00	1,000.00	1,000.00	1,024.00	0.79	0.80	0.16
Daily Class	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15
Class A Shares	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15
Institutional Class	1,000.00	1,000.00	1,000.00	1,024.00	0.79	0.80	0.16
Retail A Shares	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15
G-Trust Shares	1,000.00	1,000.00	1,000.00	1,024.05	0.74	0.75	0.15

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Government Reserves

February 28, 2010 (Unaudited)

Government & Agency Obligations – 100.7%
	Par ($)	Value ($)
U.S. Government Agencies – 96.0%
Federal Farm Credit Bank
1.000% 03/01/12 (03/01/10) (a)(b)	100,000,000	99,959,460
Federal Home Loan Bank
0.049% 11/05/10 (05/07/10) (a)(b)	510,000,000	509,895,529
0.055% 03/12/10 (c)	25,000,000	24,999,580
0.060% 03/01/10 (c)	201,113,000	201,113,000
0.060% 03/03/10 (c)	110,023,000	110,022,633
0.060% 03/12/10 (c)	117,420,000	117,417,847
0.060% 03/19/10 (c)	26,800,000	26,799,196
0.070% 03/17/10 (c)	225,000,000	224,993,000
0.075% 04/13/10 (c)	110,000,000	109,990,146
0.075% 04/14/10 (c)	175,000,000	174,983,958
0.075% 04/16/10 (c)	125,000,000	124,988,021
0.080% 03/03/10 (c)	150,000,000	149,999,333
0.080% 03/05/10 (c)	75,000,000	74,999,333
0.080% 03/12/10 (c)	250,000,000	249,993,889
0.080% 03/23/10 (c)	35,000,000	34,998,289
0.080% 04/01/10 (c)	150,000,000	149,989,667
0.080% 04/08/10 (c)	160,000,000	159,986,489
0.080% 04/14/10 (c)	125,000,000	124,987,778
0.090% 03/05/10 (c)	76,828,000	76,827,232
0.090% 03/12/10 (c)	125,000,000	124,996,562
0.090% 03/17/10 (c)	246,011,000	246,001,160
0.090% 04/09/10 (c)	175,000,000	174,982,937
0.090% 05/11/10 (c)	171,335,000	171,304,588
0.090% 05/17/10 (c)	100,000,000	99,980,750
0.095% 03/17/10 (c)	20,200,000	20,199,147
0.095% 03/19/10 (c)	250,000,000	249,988,125
0.095% 04/21/10 (c)	44,500,000	44,494,011
0.095% 04/23/10 (c)	190,000,000	189,973,426
0.100% 03/05/10 (c)	134,450,000	134,448,506
0.100% 03/10/10 (c)	507,200,000	507,187,320
0.100% 03/12/10 (c)	226,866,000	226,859,068
0.100% 03/24/10 (c)	125,000,000	124,992,014
0.100% 04/16/10 (c)	125,000,000	124,984,028
0.100% 04/21/10 (c)	217,800,000	217,769,145
0.100% 05/19/10 (c)	229,379,000	229,328,664
0.105% 03/26/10 (c)	111,117,000	111,108,898
0.110% 03/17/10 (c)	456,000,000	455,977,707
0.110% 03/19/10 (c)	225,000,000	224,987,625
0.110% 03/24/10 (c)	220,000,000	219,984,539
0.110% 04/05/10 (c)	165,000,000	164,982,354
0.110% 04/07/10 (c)	150,000,000	149,983,042
0.110% 06/11/10 (c)	100,000,000	99,968,833
0.115% 03/19/10 (c)	150,000,000	149,991,375
0.120% 04/07/10 (c)	100,000,000	99,987,667
0.120% 04/14/10 (c)	170,000,000	169,975,067

	Par ($)	Value ($)
0.120% 04/16/10 (c)	148,849,000	148,826,176
0.120% 04/21/10 (c)	135,021,000	134,998,046
0.120% 04/23/10 (c)	337,900,000	337,840,304
0.125% 04/23/10 (c)	100,000,000	99,981,597
0.125% 04/30/10 (c)	250,000,000	249,947,917
0.130% 04/21/10 (c)	50,000,000	49,990,792
0.130% 04/23/10 (c)	125,000,000	124,976,076
0.130% 04/28/10 (c)	10,000,000	9,997,906
0.130% 04/30/10 (c)	125,000,000	124,972,917
0.130% 05/12/10 (c)	123,119,000	123,086,989
0.140% 05/07/10 (c)	90,592,000	90,568,396
0.140% 05/10/10 (c)	109,012,000	108,982,325
0.140% 05/11/10 (c)	55,000,000	54,984,814
0.140% 05/12/10 (c)	120,000,000	119,966,400
0.140% 05/14/10 (c)	145,000,000	144,958,272
0.140% 05/25/10 (c)	85,000,000	84,971,903
0.146% 05/21/10 (c)	100,000,000	99,967,150
0.150% 05/05/10 (c)	202,800,000	202,745,075
0.150% 05/12/10 (c)	100,000,000	99,970,000
0.150% 05/14/10 (c)	250,000,000	249,922,917
0.150% 05/19/10 (c)	225,000,000	224,925,937
0.150% 05/26/10 (c)	435,200,000	435,044,053
0.160% 05/17/10 (c)	7,491,000	7,488,436
0.160% 05/18/10 (c)	100,000,000	99,965,333
0.170% 06/04/10 (c)	45,015,000	44,994,806
0.185% 04/23/10 (c)	42,843,000	42,831,331
0.192% 04/23/10 (c)	146,998,000	146,956,449
0.200% 03/25/10 (c)	50,000,000	49,993,333
0.200% 03/26/10 (c)	46,456,000	46,449,548
0.200% 03/29/10 (c)	100,000,000	99,984,444
0.220% 03/12/10 (c)	43,100,000	43,097,103
0.225% 03/12/10 (c)	20,000,000	19,998,625
0.240% 03/10/10 (c)	49,900,000	49,897,006
0.560% 06/18/10	7,655,000	7,664,636
0.570% 07/06/10	129,585,000	129,752,515
0.700% 04/30/10	38,880,000	38,918,724
0.875% 03/30/10	185,000,000	185,096,629
3.000% 06/11/10	102,045,000	102,832,458
3.500% 07/16/10	31,785,000	32,181,287
4.375% 03/17/10	128,510,000	128,747,610
4.875% 05/14/10	251,485,000	253,932,572
5.000% 03/12/10	39,500,000	39,557,822
5.250% 06/11/10	15,615,000	15,838,407
U.S. Government Agencies Total		12,389,185,974
U.S. Government Obligations – 4.7%
U.S. Treasury Bill
0.060% 04/01/10 (d)	100,000,000	99,994,834
0.067% 03/18/10 (d)	100,000,000	99,996,836

See Accompanying Notes to Financial Statements.

2

Columbia Government Reserves

February 28, 2010 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)	Value ($)
0.085% 04/01/10 (d)	415,000,000	414,969,624
U.S. Government Obligations Total		614,961,294
Total Government & Agency Obligations (cost of $13,004,147,268)		13,004,147,268
Total Investments – 100.7% (cost of $13,004,147,268) (e)		13,004,147,268
Other Assets & Liabilities, Net – (0.7)%		(95,883,497)
Net Assets – 100.0%		12,908,263,771

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2010.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  The rate shown represents the annualized yield at the date of purchase.

(e)  Cost for federal income tax purposes is $13,004,147,268.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's portfolio as of February 28, 2010.

For more information on valuation inputs and their aggregation into the levels used, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
U.S. Government Agencies	96.0
U.S. Government Obligations	4.7
100.7
Other Assets & Liabilities, Net	(0.7)
100.0

See Accompanying Notes to Financial Statements.

3

Statement of Assets and Liabilities – Columbia Government Reserves

February 28, 2010 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	13,004,147,268
	Cash	495
	Receivable for:
	Fund shares sold	6,522
	Interest	9,776,533
	Trustees' deferred compensation plan	44,207
	Prepaid expenses	177,653
	Total Assets	13,014,152,678
Liabilities	Payable for:
	Investments purchased	99,959,460
	Fund shares repurchased	4,587,877
	Distributions	5,575
	Investment advisory fee	582,043
	Administration fee	393,807
	Trustees' fees	71,918
	Pricing and bookkeeping fees	24,823
	Transfer agent fee	119,918
	Custody fee	68,560
	Shareholder administration fee	13,547
	Chief compliance officer expenses	3,664
	Trustees' deferred compensation plan	44,207
	Other liabilities	13,508
	Total Liabilities	105,888,907
	Net Assets	12,908,263,771
Net Assets Consist of	Paid-in capital	12,908,869,697
	Undistributed net investment income	176,875
	Accumulated net realized loss	(782,801)
	Net Assets	12,908,263,771

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities (continued) – Columbia Government Reserves

February 28, 2010 (Unaudited)

Capital Class Shares	Net assets	$7,587,594,107
	Shares outstanding	7,588,026,537
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$1,982,559,686
	Shares outstanding	1,982,675,241
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$269,895,416
	Shares outstanding	269,910,863
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$958,391,368
	Shares outstanding	958,444,567
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$58,995,869
	Shares outstanding	58,999,231
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$727,485,501
	Shares outstanding	727,527,051
	Net asset value per share	$1.00
Class A Shares	Net assets	$7,286,865
	Shares outstanding	7,287,285
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$1,150,176,870
	Shares outstanding	1,150,244,372
	Net asset value per share	$1.00
Retail A Shares	Net assets	$37,253,131
	Shares outstanding	37,255,269
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$128,624,958
	Shares outstanding	128,632,063
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

5

Statement of Operations – Columbia Government Reserves

For the Six Months Ended February 28, 2010 (Unaudited)

		($)
Investment Income	Interest	11,520,936
Expenses	Investment advisory fee	11,259,317
	Administration fee	7,436,208
	Distribution fee:
	Investor Class Shares	46,593
	Daily Class Shares	1,576,693
	Class A Shares	5,202
	Service fee:
	Liquidity Class Shares	751,831
	Adviser Class Shares	1,217,055
	Investor Class Shares	116,484
	Daily Class Shares	1,126,209
	Retail A Shares	17,849
	Shareholder administration fee:
	Trust Class Shares	1,232,207
	Class A Shares	18,205
	Institutional Class Shares	305,077
	Transfer agent fee	150,052
	Pricing and bookkeeping fees	90,144
	Trustees' fees	27,324
	Custody fee	110,881
	Chief compliance officer expenses	4,593
	Other expenses	437,953
	Total Expenses	25,929,877
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(8,263,405)
	Fees waived by distributor:
	Trust Class Shares	(1,196,014)
	Liquidity Class Shares	(438,155)
	Adviser Class Shares	(1,202,103)
	Investor Class Shares	(161,374)
	Daily Class Shares	(2,687,547)
	Class A Shares	(23,218)
	Institutional Class Shares	(268,487)
	Retail A Shares	(17,252)
	Fees waived by shareholder service provider—Liquidity Class Shares	(300,733)
	Expense reductions	(325)
	Net Expenses	11,371,264
	Net Investment Income	149,672
	Net realized gain on investments	9,311
	Net Increase Resulting from Operations	158,983

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – Columbia Government Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2010 ($)	Year Ended August 31, 2009 ($)
Operations	Net investment income	149,672	184,183,655
	Net realized gain on investments	9,311	276,561
	Net increase resulting from operations	158,983	184,460,216
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(158,236)	(116,740,522)
	Trust Class Shares	—	(16,872,399)
	Liquidity Class Shares	—	(7,478,425)
	Adviser Class Shares	—	(12,597,500)
	Investor Class Shares	—	(793,744)
	Daily Class Shares	—	(4,040,164)
	Class A Shares	—	(70,637)
	Institutional Class Shares	—	(24,051,861)
	Retail A Shares	—	(321,364)
	G-Trust Shares	(1,936)	(1,206,539)
	Total distributions to shareholders	(160,172)	(184,173,155)
	Net Capital Stock Transactions	(7,386,578,532)	3,772,839,052
	Total increase (decrease) in net assets	(7,386,579,721)	3,773,126,113
Net Assets	Beginning of period	20,294,843,492	16,521,717,379
	End of period	12,908,263,771	20,294,843,492
	Undistributed net investment income at end of period	176,875	187,375

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets (continued) – Columbia Government Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	9,595,890,812	9,595,890,812	72,641,479,960	72,641,479,961
Distributions reinvested	116,171	116,171	84,698,916	84,698,916
Redemptions	(13,719,907,181)	(13,719,907,181)	(68,661,500,920)	(68,661,500,920)
Net increase (decrease)	(4,123,900,198)	(4,123,900,198)	4,064,677,956	4,064,677,957
Trust Class Shares
Subscriptions	1,620,053,839	1,620,053,839	4,236,113,102	4,236,113,102
Distributions reinvested	—	—	409,629	409,629
Redemptions	(2,315,830,808)	(2,315,830,808)	(3,506,493,596)	(3,506,493,596)
Net increase (decrease)	(695,776,969)	(695,776,969)	730,029,135	730,029,135
Liquidity Class Shares
Subscriptions	986,429,383	986,429,383	2,726,358,345	2,726,358,345
Distributions reinvested	—	—	6,629,959	6,629,959
Redemptions	(1,580,762,126)	(1,580,762,126)	(3,094,237,685)	(3,094,237,685)
Net decrease	(594,332,743)	(594,332,743)	(361,249,381)	(361,249,381)
Adviser Class Shares
Subscriptions	2,489,258,542	2,489,258,542	7,780,606,023	7,780,606,024
Distributions reinvested	—	—	5,284,526	5,284,526
Redemptions	(2,578,818,503)	(2,578,818,503)	(8,558,644,996)	(8,558,644,996)
Net decrease	(89,559,961)	(89,559,961)	(772,754,447)	(772,754,446)
Investor Class Shares
Subscriptions	107,364,818	107,364,818	859,135,994	859,135,994
Distributions reinvested	—	—	668,522	668,522
Redemptions	(165,668,011)	(165,668,011)	(850,164,391)	(850,164,391)
Net increase (decrease)	(58,303,193)	(58,303,193)	9,640,125	9,640,125
Daily Class Shares
Subscriptions	455,220,707	455,220,707	2,731,861,843	2,731,861,842
Distributions reinvested	—	—	4,040,163	4,040,163
Redemptions	(750,371,806)	(750,371,806)	(2,611,801,815)	(2,611,801,815)
Net increase (decrease)	(295,151,099)	(295,151,099)	124,100,191	124,100,190
Class A Shares
Subscriptions	1,352,826	1,352,826	28,238,628	28,238,628
Distributions reinvested	—	—	60,651	60,651
Redemptions	(7,842,870)	(7,842,870)	(25,632,244)	(25,632,244)
Net increase (decrease)	(6,490,044)	(6,490,044)	2,667,035	2,667,035
Institutional Class Shares
Subscriptions	966,620,338	966,620,338	11,407,623,260	11,407,623,260
Distributions reinvested	—	—	21,690,760	21,690,760
Redemptions	(2,483,922,380)	(2,483,922,380)	(11,379,502,843)	(11,379,502,843)
Net increase (decrease)	(1,517,302,042)	(1,517,302,042)	49,811,177	49,811,177

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – Columbia Government Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	1,565,760	1,565,760	7,909,531	7,909,531
Distributions reinvested	—	—	315,303	315,303
Redemptions	(6,349,566)	(6,349,566)	(20,780,152)	(20,780,152)
Net decrease	(4,783,806)	(4,783,806)	(12,555,318)	(12,555,318)
G-Trust Shares
Subscriptions	105,226,898	105,226,898	310,208,907	310,208,907
Distributions reinvested	45	45	32,837	32,837
Redemptions	(106,205,420)	(106,205,420)	(371,769,166)	(371,769,166)
Net decrease	(978,477)	(978,477)	(61,527,422)	(61,527,422)

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2010 (a)		2009	2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(c)	0.0071	0.0334		0.0508	0.0204		0.0348	0.0152
Less Distributions to Shareholders:
From net investment income	—	(c)	(0.0071)	(0.0334)		(0.0508)	(0.0204)		(0.0348)	(0.0152)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.00	%(f)(g)	0.71%	3.39	%(h)	5.20%	2.06	%(f)	3.53%	1.53%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.15	%(j)	0.20%	0.20%		0.20%	0.20	%(j)	0.20%	0.20%
Waiver/Reimbursement	0.11	%(j)	0.05%	0.05%		0.06%	0.07	%(j)	0.07%	0.07%
Net investment income (i)	—	%(g)(j)	0.68%	3.08	%(h)	5.08%	4.89	%(j)	3.50%	1.51%
Net assets, end of period (000s)	$7,587,594		$11,711,498	$7,646,775		$3,287,530	$1,671,184		$1,306,727	$1,132,047

(a)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Rounds to less than $0.0001 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Rounds to less than 0.01%.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2010 (a)		2009	2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.0061	0.0324		0.0498	0.0200		0.0338	0.0142
Less Distributions to Shareholders:
From net investment income	—		(0.0061)	(0.0324)		(0.0498)	(0.0200)		(0.0338)	(0.0142)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.00	%(f)	0.61%	3.29	%(e)	5.10%	2.01	%(f)	3.43%	1.43%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.15	%(h)	0.29%	0.30%		0.30%	0.30	%(h)	0.30%	0.30%
Waiver/Reimbursement	0.21	%(h)	0.06%	0.05%		0.06%	0.07	%(h)	0.07%	0.07%
Net investment income (g)	—	%(h)	0.56%	2.44	%(e)	4.98%	4.76	%(h)	3.44%	1.50%
Net assets, end of period (000s)	$1,982,560		$2,678,358	$1,948,302		$207,516	$300,750		$387,210	$250,281

(a)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2010 (a)		2009	2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.0057	0.0319		0.0493	0.0198		0.0333	0.0137
Less Distributions to Shareholders:
From net investment income	—		(0.0057)	(0.0319)		(0.0493)	(0.0198)		(0.0333)	(0.0137)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.00	%(f)	0.57%	3.23	%(e)	5.04%	1.99	%(f)	3.38%	1.38%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.16	%(h)	0.34%	0.35%		0.35%	0.35	%(h)	0.35%	0.35%
Waiver/Reimbursement	0.35	%(h)	0.16%	0.15%		0.16%	0.17	%(h)	0.17%	0.17%
Net investment income (g)	—	%(h)	0.61%	2.93	%(e)	4.93%	4.73	%(h)	3.40%	1.41%
Net assets, end of period (000s)	$269,895		$864,213	$1,225,417		$719,348	$890,545		$687,275	$410,737

(a)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2010 (a)		2009	2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.0051	0.0309		0.0483	0.0194		0.0323	0.0127
Less Distributions to Shareholders:
From net investment income	—		(0.0051)	(0.0309)		(0.0483)	(0.0194)		(0.0323)	(0.0127)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.00	%(f)	0.51%	3.13	%(e)	4.94%	1.95	%(f)	3.28%	1.28%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.15	%(h)	0.42%	0.45%		0.45%	0.45	%(h)	0.45%	0.45%
Waiver/Reimbursement	0.36	%(h)	0.08%	0.05%		0.06%	0.07	%(h)	0.07%	0.07%
Net investment income (g)	—	%(h)	0.57%	2.97	%(e)	4.83%	4.64	%(h)	3.28%	1.23%
Net assets, end of period (000s)	$958,391		$1,047,967	$1,820,646		$1,378,942	$1,119,732		$1,026,932	$804,271

(a)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2010 (a)		2009	2008	2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.0046	0.0299	0.0473	0.0189		0.0313	0.0117
Less Distributions to Shareholders:
From net investment income	—		(0.0046)	(0.0299)	(0.0473)	(0.0189)		(0.0313)	(0.0117)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.00	%(e)	0.46%	3.03%	4.84%	1.91	%(e)	3.17%	1.18%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.16	%(g)	0.46%	0.55%	0.55%	0.55	%(g)	0.55%	0.55%
Waiver/Reimbursement	0.45	%(g)	0.14%	0.05%	0.06%	0.07	%(g)	0.07%	0.07%
Net investment income (f)	—	%(g)	0.42%	2.99%	4.74%	4.51	%(g)	3.11%	1.10%
Net assets, end of period (000s)	$58,996		$117,298	$107,656	$345,746	$373,641		$364,023	$460,841

(a)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2010 (a)		2009	2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.0036	0.0274		0.0448	0.0179		0.0288	0.0092
Less Distributions to Shareholders:
From net investment income	—		(0.0036)	(0.0274)		(0.0448)	(0.0179)		(0.0288)	(0.0092)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.00	%(f)	0.36%	2.77	%(e)	4.57%	1.80	%(f)	2.92%	0.93%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.15	%(h)	0.56%	0.80%		0.80%	0.80	%(h)	0.80%	0.80%
Waiver/Reimbursement	0.71	%(h)	0.29%	0.05%		0.06%	0.07	%(h)	0.07%	0.07%
Net investment income (g)	—	%(h)	0.36%	2.57	%(e)	4.48%	4.26	%(h)	3.06%	0.94%
Net assets, end of period (000s)	$727,486		$1,022,642	$898,522		$719,973	$540,518		$591,846	$304,322

(a)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Class A Shares	2010 (a)		2009	2008	2007 (b)	2006 (c)		2006 (d)	2005
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.0043	0.0290	0.0463	0.0185		0.0303	0.0107
Less Distributions to Shareholders:
From net investment income	—		(0.0043)	(0.0290)	(0.0463)	(0.0185)		(0.0303)	(0.0107)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.43%	2.94%	4.73%	1.86	%(g)	3.07%	1.08%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.15	%(i)	0.51%	0.65%	0.65%	0.65	%(i)	0.65%	0.65%
Waiver/Reimbursement	0.56	%(i)	0.19%	0.05%	0.06%	0.07	%(i)	0.07%	0.07%
Net investment income (h)	—	%(i)	0.41%	2.84%	4.63%	4.44	%(i)	2.98%	1.13%
Net assets, end of period (000s)	$7,287		$13,777	$11,110	$13,497	$24,002		$16,903	$31,654

(a)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(b)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(c)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  On August 22, 2005, Investor A shares were renamed Class A shares.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2010 (a)		2009	2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.0067	0.0330		0.0504	0.0202		0.0344	0.0148
Less Distributions to Shareholders:
From net investment income	—		(0.0067)	(0.0330)		(0.0504)	(0.0202)		(0.0344)	(0.0148)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (c)(d)	0.00	%(f)	0.67%	3.35	%(e)	5.16%	2.04	%(f)	3.49%	1.49%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.16	%(h)	0.24%	0.24%		0.24%	0.24	%(h)	0.24%	0.24%
Waiver/Reimbursement	0.14	%(h)	0.05%	0.05%		0.06%	0.07	%(h)	0.07%	0.07%
Net investment income (g)	—	%(h)	0.66%	2.98	%(e)	5.04%	4.82	%(h)	3.56%	1.45%
Net assets, end of period (000s)	$1,150,177		$2,667,449	$2,617,573		$897,083	$193,420		$186,164	$186,374

(a)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
Retail A Shares	2010 (a)		2009	2008	2007	2006 (b)		2006 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.0062	0.0325	0.0499	0.0200		0.0146
Less Distributions to Shareholders:
From net investment income	—		(0.0062)	(0.0325)	(0.0499)	(0.0200)		(0.0146)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.00	%(f)	0.62%	3.30%	5.11%	2.02	%(f)	1.47	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.15	%(h)	0.29%	0.29%	0.29%	0.29	%(h)	0.29	%(h)
Waiver/Reimbursement	0.20	%(h)	0.05%	0.05%	0.06%	0.07	%(h)	0.07	%(h)
Net investment income (g)	—	%(h)	0.66%	3.27%	4.99%	4.77	%(h)	4.06	%(h)
Net assets, end of period (000s)	$37,253		$42,038	$54,591	$56,879	$63,573		$68,003

(a)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Retail A Shares commenced operations on November 21, 2005.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2010 (a)		2009	2008	2007	2006 (b)		2006 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.0071	0.0334	0.0508	0.0204		0.0149
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.0071)	(0.0334)	(0.0508)	(0.0204)		(0.0149)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)(h)	0.71%	3.39%	5.20%	2.06	%(g)	1.50	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.15	%(j)	0.20%	0.20%	0.20%	0.20	%(j)	0.20	%(j)
Waiver/Reimbursement	0.11	%(j)	0.05%	0.05%	0.06%	0.07	%(j)	0.07	%(j)
Net investment income (i)	—	%(h)(j)	0.75%	3.40%	5.08%	4.88	%(j)	4.14	%(j)
Net assets, end of period (000s)	$128,625		$129,606	$191,126	$230,740	$261,651		$246,188

(a)  On December 31, 2009, Columbia Government Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  G-Trust shares commenced operations on November 21, 2005.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(d)  Rounds to less than $0.0001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – Columbia Government Reserves

February 28, 2010 (Unaudited)

Note 1. Organization

Columbia Government Reserves (the "Fund") a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia Government Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each of the Predecessor Fund's share classes was reorganized into the corresponding share class of the Fund. After the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar

20

Columbia Government Reserves, February 28, 2010 (Unaudited)

securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2009 was as follows:

Distributions paid from:
Ordinary Income*	$184,173,155

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2009, may be available to reduce taxable income

21

Columbia Government Reserves, February 28, 2010 (Unaudited)

arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2013	$43,389
2014	748,723
Total	$792,112

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the six month period ended February 28, 2010, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Bank of America, N.A., an indirect parent company of Columbia, entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes the sale of the part of the asset management business that advises long-term mutual funds, but does not include the sale of the part of the asset management business that advises the Fund. The transaction is subject to certain approvals and other conditions to closing and is currently expected to close on or about May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Fund and its investment advisor, administrator and distributor will change as shown in the following table:

	Current Name	New Name
Fund:	Columbia Government Reserves	BofA Government Reserves

Advisor/Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC

Distributor:	Columbia Management Distributors, Inc.	BofA Distributors, Inc.

Effective upon the Closing, references to the current names of the Fund, Columbia and Columbia Management Distributors, Inc. will be deemed to be references to their respective new names. Certain other changes will also occur upon the Closing.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the

22

Columbia Government Reserves, February 28, 2010 (Unaudited)

combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by Columbia in the performance of services under the Services Agreement.

The Services Agreement will be terminated upon the Closing, and the services provided thereunder will be covered under an amended administration agreement with Columbia.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2010, no minimum account balance fees were charged by the Fund.

Effective upon the Closing, it is expected that the Fund will engage BFDS, Inc. as its new transfer agent.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

23

Columbia Government Reserves, February 28, 2010 (Unaudited)

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Retail A shares	0.09%	0.09%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Class A shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements

24

Columbia Government Reserves, February 28, 2010 (Unaudited)

are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At February 28, 2010, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the six month
2013	2012	2011	2010	recovery	period ended 02/28/10
$4,503,725	$14,732,652	$7,400,332	$3,707,245	$30,343,954	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended February 28, 2010, these custody credits reduced total expenses by $325 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned

25

Columbia Government Reserves, February 28, 2010 (Unaudited)

to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2010, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2010, 69.6% of the Fund's shares outstanding were beneficially owned by three participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2010, the Fund had two shareholders that held 21.2% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

As of February 28, 2010, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008 and the distribution earmarked for the Columbia Funds and their shareholders has been substantially completed.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

26

Columbia Government Reserves, February 28, 2010 (Unaudited)

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

27

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA" or the "Adviser") for Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Daily Cash Reserves, Columbia Government Reserves, Columbia Government Plus Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves and Columbia Treasury Reserves. The investment advisory agreement with CMA is referred to as an "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at meetings held on November 5-6, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at http://www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss each Fund's performance with its respective portfolio manager(s). In addition to these meetings, the Investment Committee receives and discusses performance reports at its quarterly meetings. The Contracts Review Committee of the Board also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

The Board noted that Bank of America, N.A., the parent company of the Adviser, had entered into an agreement to sell a portion of the asset management business of the Adviser to Ameriprise Financial, Inc. (the "Transaction"). The Board noted that the Transaction was expected to close in the spring of 2010 and that its review of the Advisory Agreement was separate and distinct from any analysis regarding new advisory or sub-advisory arrangements that may result from the closing of the Transaction.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by CMA under the Advisory Agreement. The most recent investment adviser registration form for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Funds and CMA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

28

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of CMA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by CMA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to CMA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in their respective Peer Groups (as defined below).

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of Funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, and independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to actual management fees; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered certain risk-adjusted performance data.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rates and the Actual Management Rates, as

29

well as on other relationships between the Funds and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues declined over a five-year period during which fund assets increased by 53% and the shareholder benefit over a four-year period has remained steady at approximately 33% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to their other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationship with the Funds. Such benefits could include, among others, benefits attributable to CMA's relationship with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Funds and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receives throughout the year. In this regard, the Board and its Committees review reports of CMA at each of its quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, at the June Investment Committee meeting.

Fund-Specific Considerations for Certain "Review" Funds. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

Columbia Government Reserves—The Board engaged in further review of Columbia Government Reserves because its Actual Management Rate was appreciably above the median range of its Peer Group and its performance over some periods was appreciably below the median range of its Peer Group. However, the Board noted other factors such as the positive

30

performance over other periods and the Fund's emphasis on liquidity and preservation over yield. The Board also noted the implementation of a revised cash management platform throughout 2009. Taking into account these matters and other factors considered, the Board concluded that the Actual Management Rate and performance were acceptable.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

31

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

November 12, 2009

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fifth annual written evaluation of the fee negotiation process. As was the case with the 2007 and 2008 reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees ... using ... an annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds are treated in a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2008 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

32

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund, subject to the following: on September 30, 2009, Ameriprise Financial, Inc. ("Ameriprise") announced that it had agreed to purchase the investment management business of CMG with the exception of its cash and liquidity management business which includes the Nations money market Funds. As a result, the Trustees requested information from CMG as to the plans of CMG and its parent with respect to the provision of investment management services to those Funds after the consummation of the proposed transaction. As of the date of this report, that information has not yet been provided. However, as the transaction is not expected to close until the spring of 2010, the Trustees concluded that they would have ample opportunity to take appropriate steps with respect to the investment management agreements of the money market Funds, including invoking the 60-day termination provisions of those agreements, in response to the information to be provided by CMG and reviewed by the IFC.

  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2009 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds was relatively strong for the measuring periods ending March 31, 2009. Between one-third and nearly one-half of the Funds were ranked in either the first or second quintiles in the one-, three-, five-, and 10-year periods, and no more than 8% were in the fifth quintile for these periods. Overall, the performance was stronger in the two longer periods.

4.  The strongest performing groups over the one-, three-, and five-year periods were active equity, quantitative strategies, and, to a lesser extent, money market Funds. Sub-advised Funds were the weakest performers, with over 60% of the Funds in the bottom two quintiles in the one- and three-year periods. For the same two periods, no more than 15% percent of the sub-advised Funds were in the top two quintiles. Almost half of fixed-income Funds ranked in the bottom two quintiles in the one- and three-year periods.

5.  Overall performance of the Funds was less robust in 2009 than in 2008 and 2007 for the one- and three-year performance periods. For example, 62% of the Funds were in the top two quintiles in 2007 for the one-year period compared with 33% in 2009. The ranks of those in the bottom two quintiles rose significantly between 2007 and 2009, led by money market and fixed-income Funds in the one- and three-year periods. For the three-year period, there was a similar trend with respect to sub-advised Funds.

6.  The performance of the active equity Funds against their benchmarks was strong for the one-, three-, and five-year performance periods. In contrast, more than half of the sub-advised Funds failed to beat their benchmarks on a net basis in the one- and three-year periods. The fixed-income Funds consistently produced gross returns below those of their benchmarks. Lipper quintile rankings of the actively managed equity Funds are highly correlated with their performance against their benchmarks in the sense that net returns in excess of the benchmark appear necessary to achieve a ranking in one of the top three quintiles. No such correlation was observed for fixed-income and quantitative strategies Funds.

7.  The equity Funds' overall performance adjusted for risk was mixed. Based upon three-year returns, less than 40% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes; 60% were in the bottom half of their universes. About 30% of the fixed income Funds posted high returns and low risk relative to comparable funds. Over 60% of the fixed-income Funds took on more risk than the typical fund in their performance universes.

8.  The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Nations Funds are compared with funds in performance universes that

33

include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a "filtered universe") lowers the relative performance for the Funds, but generally not to a material extent. The filtering process, however, did identify two Funds for further review that had not been so identified using unfiltered universes.

9.  A small number of Funds have consistently underperformed over the past five years. The exact number depends on the criteria used to evaluate longer-term performance. For example, six different Funds have had below-median performance in at least four out of the five years between 2005 and 2009 for either the one- or three-year performance periods from 2005 to 2009. If the threshold were the 60th percentile, only two Funds would have satisfied the criteria.

10.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance, and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

11.  The Funds' management fees and total expenses are generally low relative to those of their peers, with over half the Funds ranking in the most favorable two quintiles. For total expenses, slightly more than one-quarter are in the bottom two quintiles, while slightly less than two-fifths are in the bottom two quintiles for actual management fees. Fixed-income and quantitative strategies Funds have the lowest fees and expenses relative to their peers. The sub-advised Funds account for the majority of Funds in the fifth quintile for both management fees and total expenses.

12.  The distribution of management fee rankings has changed little over the past three years, while the distribution of total expense rankings has moved in the direction of higher expenses. The most notable change involving total expenses has been a shift in the number of Funds from the first to the second quintile.

13.  The management fees of the non-subadvised Funds are generally in line with those of Columbia Funds supervised by the Atlantic Board of Trustees (the "Atlantic Funds"). The sub-advised large cap equity, international equity, and high yield Funds, however, generally have higher management fees than those of comparable Atlantic and non-subadvised Funds.

14.  The implementation of the new program of voluntary expense limits appears to have been associated, on balance, with less favorable expense rankings. This result reflects increases in expense limits for certain Funds, the removal of fee waivers, and the shift of certain expenses from CMA to the Funds. The decline in expense rankings is less significant, however, than CMA projected in December 2008.

D. Trustees' Advisory Contract Review Process

15.  The Trustees' evaluation process identified 22 Funds in 2009 for further review based upon long-standing criteria relating to their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. At the November meeting, CMG provided further information about each of those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

16.  CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, the establishment of expense limits for each Fund, enhanced shareholder services, fund mergers, and operational consolidation.

17.  An examination of the contractual fee schedules for five Nations Funds shows that the schedules for Small Cap II, Municipal Reserves, and Treasury Reserves compare favorably with those of their competitors, while the subadvised Marsico Growth and High Yield VS Funds have schedules generally above those of their peers, including funds that do not have a sub-adviser. The group fee with

34

breakpoints that characterizes the money market Fund schedules is not typically found among competitors, nearly all of which have flat fee schedules.

F. Management Fees Charged to Institutional Clients

18.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, actual and scheduled institutional fees are generally, but not always, lower than the Funds' management fees. CMG provided additional data this year demonstrating that at small asset levels, the effective fee of certain Funds may be equal to or less than institutional fee levels at those asset levels, due to the effect of expense limits on small funds with high gross expenses. CMG also analyzed the differences between the services provided and risks borne on the one hand by a manager of mutual funds and on the other by institutional advisers, and suggested that these differences should be kept in mind when Trustees review the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

19.  The activity-based cost allocation methodology employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG further refined the technique by allocating additional indirect expenses on an activity basis.

20.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses of and profitability to CMG arising out of its relationships with the Funds.

21.  CMG provided a firm-wide pro forma 2009 income statement demonstrating the effect of market events beginning in the fourth quarter of 2008 on its revenues and profitability to provide an additional perspective on calendar 2008 profitability data.

22.  In 2008, CMG's pre-tax pre- and post-distribution margins on the Nations Funds were above the industry mean and median, based on limited data available for publicly held mutual fund managers and excluding the costs of CMG's money market capital support programs. However, as is to be expected in a 63-Fund complex, some Nations Funds had relatively high pre-tax profit margins in 2008, when calculated solely with respect to management revenues and expenses, while other Nations Funds operated at a loss. There is a positive relationship between Fund size and profitability to CMG, with smaller Funds generally operating at a loss to CMG.

23.  CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, with respect to assets of its clients invested in Nations Funds to compensate it for services it performs with respect to those client assets and for the effect of state law limitations on affiliates charging multiple fees. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for identifying a Fund for further review (a "Review Fund") to include criteria that focus exclusively on performance. They may also wish to consider whether it would be useful to apply CMG's own internal monitoring standards for Fund performance to the contract review process, or whether such criteria are more relevant to their ongoing investment oversight.

2)  Presentation of Review Fund discussion. CMG should consider whether it could more systematically present in one discussion all relevant information regarding each Review Fund, which is now split into several different portions of the 15(c) materials. For any Fund that has been a Review Fund in consecutive years, CMG should address under what circumstances it could reasonably be anticipated that the Fund would lose that status.

3)  Refinement of tax-exempt performance data. Certain single-state tax-exempt Funds compete in extremely small universes and are compared to a multi-state benchmark of uncertain relevance. Notwithstanding the difficulties, CMG should work to improve the reliability of the calculation of relative performance of these Funds. If that is not possible, CMG should provide guidance on how the Trustees should judge the quality of CMG's management of these Funds.

35

4)  Development of risk metrics for asset-allocation, tax-exempt, and money market Funds. CMG has developed and shared with the Trustees quantitative risk metrics comparing equity and taxable fixed-income Funds against their peers. However, reliable risk metrics have not been developed for asset-allocation, tax-exempt fixed income, and money market Funds. We urge CMG to continue its efforts to provide reliable risk measures for these categories of Funds, especially in the cases of asset-allocation and money market funds, because their investors are likely to be motivated at least in part by a desire to manage risk.

5)  Profitability data. For any period during which CMG is an affiliate of U.S. Trust, Bank of America Private Wealth Management, CMG should continue to present to the Trustees the profitability of each Fund, each investment style and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

d.  Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

6)  Contractual fee analysis. This year CMG presented a new Lipper report comparing the contractual management fees of Funds with those of competitors in similar investment styles. However, the reliability of the conclusion—that Fund management fee breakpoints compared favorably with competitive fee rates—was limited by the use of competitive funds at all asset levels. The sponsors of a $100 million mutual fund may not have given much thought to breakpoints at $5 billion; therefore, that fund's contractual fee at that level is unlikely to compare favorably with that of a $5 billion Fund. Limiting the competitors to the Lipper expense group, whose constituents are similar in size to the relevant Fund, would make the results more meaningful. In addition, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

7)  Pro forma profitability data. In any year in which CMG or the Trustees believe that the prior year's profitability is unlikely to be representative of current business results due to changes in markets or for any other reason, CMG should, consistent with this year's practice, prepare a pro forma income statement based on year-to-date actual data and reasonable projections used for its own business planning purposes.

8)  Additional institutional data and analysis. While CMG provided a substantial amount of information on its institutional business, we suggest some additional items for future years: (a) profitability data for the institutional business in the format, and based upon the same allocation methodologies, used to present Fund profitability, (b) an explanation of how CMA sets institutional fee breakpoints, which normally begin at asset levels far lower than those found in Fund management fee breakpoints, and (c) distinguishing in all institutional fee materials fees of accounts acquired prior to the development of current fee schedules (so-called "legacy" accounts) from the fees of accounts launched after that time.

9)  Management fee disparities. In any future study of management fees, CMG and the Nations Trustees should analyze the differences in management fee schedules. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families sponsored by CMG, such as differences in the management styles of different Funds included the same Lipper category. Finally, if CMG proposes a management fee change or an expense cap for

36

any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

10)  Explanation of data supplied to Lipper. Each year, as part of the 15(c) process, CMG retains Lipper to compare the fees and expenses of each Fund to a group of competitors. In many cases, CMG, with the approval of the Trustees, adjusts the actual expense data, which is based on the most recent full fiscal year of the Fund (and each competitive fund) to reflect changes in fees or expense limits that occurred during or after the relevant fiscal year. This improves the reliability and usefulness of the comparison. However, to ensure that the Trustees know when and how CMG adjusted the data, we recommend that CMG prepare a table listing for each Fund what adjustments were made, e.g., to reflect a new expense limitation of x basis points that commenced on y date.

11)  Reduction of volume of paper documents submitted. The effort to streamline and better organize the data presented to the Trustees and the process by which that data was prepared and organized continued to be well-received by all parties. Notwithstanding past success, it is always appropriate to look for opportunities to reduce and simplify the presentation of 15(c) data. One possibility would be to remove the 127 pages of biographical data, most if not all of which the Trustees have previously seen as part of their ongoing investment oversight duties, from the paper volume and post it on the Internet-based document storage and retrieval system used by the Funds to provide reference data to Trustees.

Respectfully submitted,
Steven E. Asher

37

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Government Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

41

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Government Reserves

Semiannual Report, February 28, 2010

©2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/35123-0210 (04/10) 10/6602Q5

Columbia Management®

Semiannual Report

February 28, 2010

Columbia Municipal Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Financial Statements

Investment Portfolio	2

Statement of Assets and Liabilities	29

Statement of Operations	31

Statement of Changes in Net Assets	32

Financial Highlights	34

Notes to Financial Statements	42

Board Consideration and Re-Approval of Investment Advisory Agreement	50

Summary of Management Fee Evaluation by Independent Fee Consultant	54

Important Information About This Report	61

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Bank of America, N.A. previously announced its decision to sell Columbia Management's long-term asset management business to Ameriprise Financial, Inc. This includes the management of Columbia Management's equity and fixed-income mutual funds but not the money market funds. This transaction is subject to certain approvals and other conditions of closing and is currently expected to occur this spring. Bank of America also previously announced that it will retain Columbia Management's cash business, including the management of Columbia Management's money market funds.

The bank decided to retain the cash business based on the breadth of its product offering and the depth of its client relationships. Columbia Management's cash business will remain with Bank of America within the Global Wealth and Investment Management organization and will be led by Michael Pelzar as head of the cash business effective as of the closing of Bank of America's sale of Columbia Management's long-term asset management business to Ameriprise Financial. We want to assure you that the cash funds' portfolio managers continue to focus on providing uninterrupted service to fund shareholders.

Effective at the time of the closing, the cash business will use the name BofATM Global Capital Management. The advisor will remain the same and will be renamed BofA Advisors, LLC. The cash business will continue to offer a wide array of liquidity products including the current Columbia money market funds, which will be rebranded as BofA Funds.

Meanwhile, transition teams across the company have been formed to oversee integration efforts including rebranding initiatives and client communications. As a valued investor in Columbia Management's money market funds, please know that our goal is to ensure a smooth transition and provide you with the highest quality products and services. We are working diligently to seek a seamless transition for our clients and will keep you informed as the transition progresses.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Understanding Your Expenses – Columbia Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/09 – 02/28/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,001.00	1,023.80	0.99	1.00	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.50	1,023.31	1.49	1.51	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,000.30	1,023.11	1.69	1.71	0.34
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,022.81	1.98	2.01	0.40
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,022.76	2.03	2.06	0.41
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,022.76	2.03	2.06	0.41
Class Z Shares	1,000.00	1,000.00	1,001.00	1,023.80	1.00	1.00	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.80	1,023.60	1.19	1.20	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds – 93.9%
	Par ($)	Value ($)
Alabama – 0.2%
AL Albertville Industrial Development Board
Series 2007, AMT, LOC: JPMorgan Chase & Co. 0.280% 03/01/18 (03/04/10) (a)(b)	9,595,000	9,595,000
AL Housing Finance Authority
Multi-Family Housing, Series 2007, AMT, GTY AGMT: Citigroup Financial Products 0.450% 10/01/17 (03/04/10) (a)(b)	7,225,000	7,225,000
Alabama Total		16,820,000
Alaska – 0.6%
AK Housing Finance Corp.
Series 2009 A, 0.170% 12/01/40 (03/04/10) (b)(c)	48,000,000	48,000,000
Alaska Total		48,000,000
Arizona – 1.4%
AZ Health Facilities Authority
Catholic Healthcare West, Series 2008 A, LOC: JPMorgan Chase Bank 0.170% 07/01/35 (03/03/10) (a)(b)	7,600,000	7,600,000
St. Francis Memorial Hospital, Series 2009 F, LOC: Citibank N.A. 0.170% 07/01/35 (03/03/10) (a)(b)	13,000,000	13,000,000
AZ Maricopa County Industrial Development Authority
Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.350% 12/01/39 (03/04/10) (a)(b)	920,000	920,000
Series 2005, AMT, GTY AGMT: FHLMC 0.370% 01/01/36 (03/04/10) (a)(b)	7,180,000	7,180,000
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates, Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.350% 06/01/31 (03/04/10) (a)(b)	4,605,000	4,605,000

	Par ($)	Value ($)
Series 2007, AMT, GTY AGMT: Citigroup Financial Products 0.450% 01/01/20 (03/04/10) (a)(b)	10,840,000	10,840,000
Spring Air Mattress Co., Series 1999, AMT, LOC: Bank One Arizona N.A. 2.310% 04/01/19 (03/03/10) (a)(b)	790,000	790,000
AZ Pima County Industrial Development Authority
Multi-Family Housing, Urban Council LP, Series 2007 A, AMT, LIQ FAC: FNMA 0.250% 12/15/37 (03/04/10) (a)(b)	6,725,000	6,725,000
AZ School District
Series 2009, 2.000% 07/30/10	56,925,000	57,275,931
Arizona Total		108,935,931
Arkansas – 0.1%
AR Lowell Industrial Development
Little Rock Newspapers, Inc., Series 1996, AMT, LOC: JPMorgan Chase Bank 0.300% 06/01/31 (03/03/10) (a)(b)	6,500,000	6,500,000
Arkansas Total		6,500,000
California – 4.5%
CA BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust 0.240% 02/01/22 (03/04/10) (a)(b)	12,465,000	12,465,000
CA County of Santa Clara
Series 2007, AMT, GTY AGMT: Goldman Sachs 0.230% 12/15/26 (03/04/10) (a)(b)	12,300,000	12,300,000
CA Hayward
Multi-Family Housing, Santa Clara Associates LLC, Series 1998 A, AMT, LIQ FAC: FNMA 0.210% 03/15/33 (03/04/10) (a)(b)	7,300,000	7,300,000

See Accompanying Notes to Financial Statements.

2

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Loma Linda Hospital Revenue
Loma Linda University Medical Center, Series 2007 B-1, LOC: Union Bank of California N.A. 0.150% 12/01/37 (03/04/10) (a)(b)	10,655,000	10,655,000
CA Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT, LIQ FAC: FHLMC 0.320% 10/01/31 (03/04/10) (a)(b)	41,220,000	41,220,000
CA San Jose Multi-Family Housing
Fairfield Trestles LP, Series 2004 A, AMT, LIQ FAC: FHLMC 0.250% 03/01/37 (03/04/10) (a)(b)	7,325,000	7,325,000
Fairfield Turnleaf Apartments, Series 2003 A, AMT, LIQ FAC: FHLMC 0.220% 06/01/36 (03/04/10) (a)(b)	10,860,000	10,860,000
Series 2008, AMT, GTY AGMT: Citigroup Financial Products 0.450% 09/07/34 (03/04/10) (a)(b)	24,700,000	24,700,000
CA Statewide Communities Development Authority
Kaiser Foundation Hospitals: Series 2008 C, 3.000% 04/01/34 (04/01/10) (b)(c)	16,000,000	16,034,446
Series 2009, 3.000% 04/01/43 (04/01/10) (b)(c)	12,000,000	12,026,434
Series 2001, AMT, GTY AGMT: Merrill Lynch & Co. SPA: FHLMC 0.370% 07/01/15 (03/04/10) (a)(b)(d)	8,180,000	8,180,000
Series 2007 29-G, AMT, GTY AGMT: Goldman Sachs 0.230% 05/01/39 (03/04/10) (a)(b)	68,495,000	68,495,000
Series 2007, AMT, GTY AGMT: Citigroup Financial Products 0.450% 02/01/14 (03/04/10) (a)(b)	9,550,000	9,550,000

	Par ($)	Value ($)
Series 2008 14-G, GTY AGMT: Goldman Sachs 0.200% 05/15/25 (03/04/10) (a)(b)	27,375,000	27,375,000
Series 2008, AMT, GTY AGMT: Citigroup Financial Products: 0.450% 06/01/34 (03/04/10) (a)(b)	41,020,000	41,020,000
0.450% 07/06/34 (03/04/10) (a)(b)	14,255,000	14,255,000
LIQ FAC: Citigroup Financial Products 0.280% 07/01/14 (03/04/10) (a)(b)	7,495,000	7,495,000
CA State
Series 2008, LOC: Dexia Credit Local 0.350% 08/01/27 (03/04/10) (a)(b)	17,295,000	17,295,000
California Total		348,550,880
Colorado – 3.5%
CO BB&T Municipal Trust
Series 2007, AMT, LOC: Branch Banking & Trust 0.240% 05/15/14 (03/04/10) (a)(b)	10,205,000	10,205,000
CO Boulder County
Boulder Medical Center, Inc., Series 1998, AMT, LOC: Wells Fargo Bank N.A. 0.350% 01/01/17 (03/04/10) (a)(b)	1,825,000	1,825,000
CO Collegeinvest
Series 2008 A, AMT, LOC: Lloyds TSB Bank PLC 0.220% 12/01/42 (03/04/10) (a)(b)	11,225,000	11,225,000
CO Colorado Springs
Series 2007 B, SPA: Dexia Credit Local 0.200% 11/01/26 (03/04/10) (a)(b)	10,650,000	10,650,000
CO Denver City & County Airport
Series 2002 C, AMT, LOC: Lloyds TSB Bank PLC 0.230% 11/15/25 (03/03/10) (a)(b)	23,450,000	23,450,000

See Accompanying Notes to Financial Statements.

3

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2007, AMT, GTY AGMT: Goldman Sachs 0.260% 04/01/47 (03/04/10) (a)(b)	10,325,127	10,325,127
CO Deutsche Bank Spears/Lifers Trust
Series 2008, AMT, GTY AGMT: Deutsche Bank AG 0.260% 11/15/18 (03/04/10) (a)(b)	4,160,000	4,160,000
CO General Fund Revenue
Series 2009 A, 2.000% 06/25/10	60,000,000	60,294,128
CO Housing & Finance Authority
Series 2004 A-2, AMT, SPA: Dexia Credit Local 0.310% 11/01/26 (03/03/10) (a)(b)	50,000,000	50,000,000
Series 2005 A-2, AMT, SPA: Dexia Credit Local 0.310% 11/01/27 (03/03/10) (a)(b)	36,700,000	36,700,000
Series 2006 G, AMT, GTY AGMT: Goldman Sachs 0.260% 12/01/36 (03/04/10) (a)(b)	12,120,127	12,120,127
Series 2007, AMT, GTY AGMT: Citigroup Financial Products 0.450% 10/01/32 (03/04/10) (a)(b)	8,905,000	8,905,000
Series 2008 A-3, AMT, LOC: FNMA, LOC: FHLMC 0.190% 05/01/38 (03/03/10) (a)(b)	10,500,000	10,500,000
Terrace Park LP, Series 2007, AMT, LOC: U.S. Bank N.A. 0.220% 09/01/25 (03/04/10) (a)(b)	11,800,000	11,800,000
CO Pitkin County Industrial Development Revenue
Aspen Skiing Co., Series 1994 B, AMT, LOC: JPMorgan Chase Bank 0.220% 04/01/14 (03/01/10) (a)(b)	4,300,000	4,300,000
Colorado Total		266,459,382

	Par ($)	Value ($)
Connecticut – 0.1%
CT Housing Finance Authority
Series 2008 A4, AMT, SPA: JPMorgan Chase Bank 0.190% 11/15/28 (03/04/10) (a)(b)	6,475,000	6,475,000
Connecticut Total		6,475,000
Delaware – 4.6%
DE BB&T Municipal Trust
Series 2008, LOC: Branch Banking & Trust 0.260% 04/10/22 (03/04/10) (a)(b)	61,560,000	61,560,000
DE Eagle Tax-Exempt Trust
Series 2008, AMT, LIQ FAC: FHLB 0.200% 04/15/49 (03/04/10) (a)(b)	290,770,000	290,770,000
DE New Castle County
Flight Safety International, Inc., Series 2002, AMT, GTY AGMT: Berkshire Hathaway, Inc. 0.250% 12/01/32 (03/04/10) (a)(b)	5,185,000	5,185,000
Delaware Total		357,515,000
District of Columbia – 1.2%
DC District of Columbia
0.230% 04/08/10	15,000,000	15,000,000
Carnegie Endowment International Peace, Series 2006, LOC: Allied Irish Bank PLC 0.250% 11/01/45 (03/04/10) (a)(b)	5,405,000	5,405,000
Series 2009, 2.500% 09/30/10	50,000,000	50,597,036
DC Housing Finance Agency
Multi-Family Housing, Series 2008, AMT, GTY AGMT: Citigroup Financial Products 0.280% 05/01/10 (03/04/10) (a)(b)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

4

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
DC Metropolitan Washington Airports Authority
Series 2008, AMT, LIQ FAC: JPMorgan Chase Bank 0.300% 10/01/14 (03/04/10) (a)(b)	12,790,000	12,790,000
District of Columbia Total		88,792,036
Florida – 6.5%
FL BB&T Municipal Trust
Series 2007, AMT, LOC: Branch Banking & Trust 0.240% 10/01/15 (03/04/10) (a)(b)	10,115,000	10,115,000
Series 2007, LOC: Branch Banking & Trust 0.200% 08/15/18 (03/04/10) (a)(b)	21,460,000	21,460,000
Series 2008-24, LIQ FAC: Branch Banking & Trust 0.200% 06/01/14 (03/04/10) (a)(b)	10,335,000	10,335,000
FL Brevard County Industrial Development
Pivotal Utility Holdings, Series 2005, AMT, LOC: Wells Fargo Bank N.A. 0.320% 10/01/24 (03/03/10) (a)(b)	17,000,000	17,000,000
FL Broward County Housing Finance Authority
Series 2006, AMT, GTY AGMT: Goldman Sachs 0.260% 06/01/46 (03/04/10) (a)(b)	72,515,000	72,515,000
FL Broward County
Series 2008, AMT, LOC: Bank of Nova Scotia 0.180% 09/01/27 (03/04/10) (a)(b)	10,015,000	10,015,000
FL Collier County Industrial Development Authority
Allete, Inc., Series 2006, AMT, LOC: Wells Fargo Bank N.A. 0.250% 10/01/25 (03/04/10) (a)(b)	7,000,000	7,000,000

	Par ($)	Value ($)
FL Development Finance Corp.
Center Court I LLC, Series 2009, LOC: Branch Banking & Trust 0.190% 08/01/29 (03/04/10) (a)(b)	2,060,000	2,060,000
Series 2008, AMT, GTY AGMT: Citigroup Financial Products 0.450% 03/01/33 (03/04/10) (a)(b)	19,800,000	19,800,000
FL Highlands County Health Facilities Authority
Adventist Health System, Series 2003 B, LOC: PNC Bank N.A. 0.170% 11/15/12 (03/04/10) (a)(b)	5,570,000	5,570,000
FL Housing Finance Corp.
Brentwood Club on Millenia, Series 2002 A1, AMT, LOC: FNMA 0.200% 01/15/35 (03/04/10) (a)(b)	10,545,000	10,545,000
Cove at St. Andrews Partners, Series 2003 E-1, AMT, LIQ FAC: FNMA 0.200% 06/15/36 (03/04/10) (a)(b)	8,115,000	8,115,000
Series 2006, AMT, GTY AGMT: Goldman Sachs 0.260% 06/01/46 (03/04/10) (a)(b)	29,995,000	29,995,000
Series 2008 CE, AMT, GTY AGMT: Citigroup Financial Products 0.450% 07/06/34 (03/04/10) (a)(b)	6,800,000	6,800,000
Tuscany Lakes Ltd.: Series 2002 1, AMT, LIQ FAC: FNMA 0.250% 11/15/35 (03/04/10) (a)(b)	3,500,000	3,500,000
Series 2006 K3, AMT, LIQ FAC: FNMA 0.250% 11/15/35 (03/04/10) (a)(b)	2,500,000	2,500,000

See Accompanying Notes to Financial Statements.

5

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Jacksonville
Series 2008 B, LOC: Wachovia Bank N.A. 0.180% 10/01/27 (03/04/10) (a)(b)	10,570,000	10,570,000
FL Local Government Financing Commission
0.200% 03/02/10	6,629,000	6,629,000
FL Orange County Housing Finance Authority
Cove at Lady Lake Apartments, Series 2005 A, AMT, 0.250% 05/15/38 (03/03/10) (b)(c)	9,600,000	9,600,000
Lee Vista Club Partners, Series 2004 A, AMT, LIQ FAC: FNMA 0.250% 05/15/37 (03/03/10) (a)(b)	15,100,000	15,100,000
Marbella Cove II LP, Series 2007 B, AMT, LOC: FHLB 0.250% 06/15/42 (03/03/10) (a)(b)	9,500,000	9,500,000
Multi-Family Housing, Fox Chase Partners, Ltd., Series 2002 E, AMT, 0.250% 08/15/35 (03/03/10) (b)(c)	8,640,000	8,640,000
Series 2008, AMT, GTY AGMT: Citigroup Financial Products: 0.450% 10/02/35 (03/04/10) (a)(b)	13,665,000	13,665,000
0.450% 12/06/35 (03/04/10) (a)(b)	9,005,000	9,005,000
FL Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT, GTY AGMT: FHLMC: 0.320% 07/01/39 (03/04/10) (a)(b)	8,640,000	8,640,000
0.320% 03/01/50 (03/04/10) (a)(b)	4,100,000	4,100,000
FL Sunshine Governmental Financing Commission
0.230% 04/05/10	7,500,000	7,500,000
0.230% 04/07/10	28,510,000	28,510,000
0.250% 03/10/10	12,500,000	12,500,000
0.270% 04/08/10	31,000,000	31,000,000
0.280% 03/18/10	12,500,000	12,500,000
0.330% 04/08/10	75,255,000	75,255,000
Florida Total		500,039,000

	Par ($)	Value ($)
Georgia – 2.5%
GA Atlanta Urban Residential Finance Authority
Series 2005, AMT, GTY AGMT: Merrill Lynch & Co., SPA: FHLMC 0.370% 12/01/30 (03/04/10) (a)(b)(d)	4,650,000	4,650,000
GA Bacon Industrial Building Authority
D. L. Lee & Sons, Inc., Series 2004, AMT, LOC: Branch Banking & Trust 0.290% 09/01/24 (03/04/10) (a)(b)	6,715,000	6,715,000
GA Bartow County Development Authority
Georgia Power Co., Series 2009, 0.130% 12/01/32 (03/01/10) (b)(c)	40,675,000	40,675,000
GA Columbia County Development Authority
Multi-Family Housing, Westwood Club Apartment Project, Series 2002, AMT, LIQ FAC: FNMA 0.230% 11/15/35 (03/04/10) (a)(b)	7,360,000	7,360,000
GA East Point Housing Authority Multi-Family Revenue
Village Highlands Apartments Project, Series 2004, AMT, LIQ FAC: FHLMC 0.280% 07/01/37 (03/03/10) (a)(b)	12,300,000	12,300,000
GA Fulton County Development Authority
OBH, Inc., Series 1999 B, AMT, 0.250% 12/01/28 (03/04/10) (b)(c)	9,350,000	9,350,000
GA George L. Smith lI Congress Center Authority
Series 2008, AMT, LIQ FAC: Citibank N.A. 0.260% 01/01/18 (03/04/10) (a)(b)(e)	14,825,000	14,825,000
GA Gordon County Development Authority
Nance Carpet & Rug, Inc., Series 2006, AMT, LOC: Branch Banking & Trust 0.390% 10/01/21 (03/04/10) (a)(b)	2,160,000	2,160,000

See Accompanying Notes to Financial Statements.

6

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Houston County Development Authority
Clean Control Corp., Series 2000, AMT, LOC: Branch Banking & Trust 0.290% 06/01/20 (03/04/10) (a)(b)	1,925,000	1,925,000
GA Kennesaw Development Authority Housing
Alta Ridenour LLC, Series 2008, AMT, LOC: FHLMC 0.250% 10/01/43 (03/04/10) (a)(b)	7,350,000	7,350,000
GA Municipal Electric Authority
Series 2009 A: 1.250% 05/07/10	15,000,000	15,010,923
2.000% 06/21/10	6,000,000	6,027,813
GA Municipal Gas Authority
Series 2009 G, 2.000% 05/19/10	9,500,000	9,532,030
Series 2009 H, 2.000% 11/18/10	6,000,000	6,054,281
GA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT, GTY AGMT: FHLMC:
0.320% 12/01/37 (03/04/10) (a)(b)	12,925,000	12,925,000
0.320% 12/01/43 (03/04/10) (a)(b)	11,865,000	11,865,000
0.320% 04/01/46 (03/04/10) (a)(b)	9,250,000	9,250,000
GA Richmond County Development Authority
Stonegate Club Apartments Project, Series 2002, AMT, LIQ FAC: FNMA 0.230% 11/15/35 (03/04/10) (a)(b)	5,155,000	5,155,000
GA Savannah Economic Development Authority
Series 2007, AMT, LOC: Branch Banking & Trust 0.290% 11/01/27 (03/04/10) (a)(b)	4,700,000	4,700,000
GA Union County Development Authority
Applewood Doors & Windows, Series 2005, AMT, LOC: Branch Banking & Trust 0.390% 12/01/22 (03/04/10) (a)(b)	3,265,000	3,265,000

	Par ($)	Value ($)
GA Wayne County Industrial Development Authority
Absorption Corp., Series 2004, AMT, LOC: Branch Banking & Trust 0.290% 09/01/19 (03/04/10) (a)(b)	2,800,000	2,800,000
Georgia Total		193,895,047
Hawaii – 0.6%
HI Housing Finance & Development Corp.
Series 2008 AMT, GTY AGMT: Citigroup Financial Products 0.450% 03/01/35 (03/04/10) (a)(b)	44,550,000	44,550,000
Hawaii Total		44,550,000
Idaho – 1.3%
ID Eagle Industrial Development Corp.
Rose Cottage LLC, Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.400% 09/01/21 (03/04/10) (a)(b)	3,320,000	3,320,000
ID Housing & Finance Association
Single Family Mortgage: Series 2004 A-1, AMT, LOC:FNMA, LOC:FHLMC 0.260% 07/01/35 (03/03/10) (a)(b)	8,750,000	8,750,000
Series 2007 D-1, AMT, LOC:FNMA, LOC:FHLMC 0.260% 07/01/38 (03/03/10) (a)(b)	4,300,000	4,300,000
Series 2007 E-1, AMT, LOC:FNMA, LOC:FHLMC 0.260% 07/01/38 (03/03/10) (a)(b)	24,000,000	24,000,000
Series 2007 G, AMT, LOC:FNMA, LOC:FHLMC 0.260% 07/01/38 (03/03/10) (a)(b)	8,360,000	8,360,000
ID State
Series 2009, 2.500% 06/30/10	50,000,000	50,346,545
Idaho Total		99,076,545

See Accompanying Notes to Financial Statements.

7

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Illinois – 4.0%
IL BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust 0.200% 05/01/21 (03/04/10) (a)(b)	16,860,000	16,860,000
IL Chicago Enterprise Zone
Gas Plus, Inc., Series 2002, AMT, LOC: Northern Trust Co. 0.700% 11/01/22 (03/04/10) (a)(b)	1,050,000	1,050,000
IL Chicago Industrial Development
Flying Food Fare Midway, Series 1999, AMT, LOC: Harris Trust & Savings Bank 0.470% 12/01/28 (03/04/10) (a)(b)	4,300,000	4,300,000
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.280% 10/01/31 (03/04/10) (a)(b)	4,566,000	4,566,000
IL Chicago Multi-Family Housing
Concordia Place Apartments LP, Series 2003, AMT, LOC: Harris Trust & Savings Bank 0.340% 07/01/34 (03/04/10) (a)(b)	12,685,000	12,685,000
Lincoln Village LLC, Series 2006, AMT, LOC: Harris N.A. 0.270% 06/01/40 (03/04/10) (a)(b)	5,247,000	5,247,000
North Larabee LP, Series 2001 A, AMT, LOC: Harris Trust & Savings Bank 0.470% 04/01/36 (03/04/10) (a)(b)	4,410,000	4,410,000
Renaissance St. Luke LP, Series 2004 A, AMT, LOC: Harris Trust & Savings Bank 0.470% 01/01/39 (03/04/10) (a)(b)	3,590,000	3,590,000
Series 2008, AMT, GTY AGMT: Citigroup Financial Products: 0.450% 01/15/33 (03/04/10) (a)(b)	9,405,000	9,405,000
0.450% 07/15/33 (03/04/10) (a)(b)	54,880,000	54,880,000

	Par ($)	Value ($)
IL Chicago O'Hare International Airport
Series 2005 D, LOC: Dexia Credit Local 0.230% 01/01/35 (03/03/10) (a)(b)	24,500,000	24,500,000
IL Chicago Single Family Mortgage
Series 2007, AMT, SPA: Wachovia Bank N.A. 0.250% 12/01/38 (03/03/10) (a)(b)	3,565,000	3,565,000
Series 2008, AMT, SPA: Bank of New York 0.250% 06/01/43 (03/03/10) (a)(b)(e)	3,315,000	3,315,000
IL Chicago Solid Waste Disposal Facility
Groot Industries, Inc., Series 1995, AMT, LOC: Bank One N.A. 1.000% 12/01/15 (03/04/10) (a)(b)	700,000	700,000
IL Chicago Water Revenue
Series 2004, LOC: California Public Employees Retirement System 0.200% 11/01/31 (03/04/10) (a)(b)	11,915,000	11,915,000
IL Des Plaines Industrial Development
MMP Properties LLC, Series 1998, AMT, LOC: JPMorgan Chase Bank 1.750% 10/01/18 (03/04/10) (a)(b)	1,265,000	1,265,000
IL Development Finance Authority Industrial Development
Campagna-Turano Bakery, Series 2000, AMT, LOC: Bank One N.A. 0.810% 08/01/25 (03/04/10) (a)(b)	2,530,000	2,530,000
Clingan Steel, Inc., Series 2003, AMT, LOC: Bank One N.A. 0.810% 12/01/23 (03/04/10) (a)(b)	1,620,000	1,620,000
Engineered Polymer, Series 1995, AMT, LOC: Wachovia Bank N.A. 0.350% 08/01/15 (03/04/10) (a)(b)	7,800,000	7,800,000

See Accompanying Notes to Financial Statements.

8

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Forty Foot High Realty LLC, Series 2002, AMT, LOC: National City Bank 0.280% 12/01/27 (03/04/10) (a)(b)	3,740,000	3,740,000
Knead Dough Baking Co., Series 2000, AMT, LOC: Bank One N.A. 0.810% 09/01/25 (03/04/10) (a)(b)	430,000	430,000
Rainbow Graphics, Inc., Series 2003, AMT, LOC: Bank One N.A. 0.810% 08/01/23 (03/04/10) (a)(b)	1,820,000	1,820,000
IL Development Finance Authority
Affordable Housing, Lake Towers Associates II LP, Series 1997, AMT, LIQ FAC: FHLMC 0.340% 10/01/23 (03/04/10) (a)(b)	8,565,000	8,565,000
Groot Industries, Inc., Series 2003, AMT, LOC: Bank One N.A. 1.000% 12/01/23 (03/04/10) (a)(b)	3,990,000	3,990,000
Jewish Council Youth Service, Series 2003, LOC: Harris Trust & Savings Bank 0.200% 09/01/28 (03/04/10) (a)(b)	945,000	945,000
IL Finance Authority Industrial Development
Barton Manufacturing, Inc., Series 2005, AMT, LOC: National City Bank 0.310% 11/01/18 (03/04/10) (a)(b)	2,150,000	2,150,000
Merug LLC, Series 2004 A, AMT, LOC: JPMorgan Chase Bank 0.810% 12/01/18 (03/04/10) (a)(b)	1,800,000	1,800,000
IL Finance Authority
Children's Memorial Hospital, Series 2008 D, LOC: JPMorgan Chase Bank 0.180% 08/15/25 (03/04/10) (a)(b)	13,200,000	13,200,000

	Par ($)	Value ($)
Elmhurst College, Series 2007, LOC: Harris N.A. 0.200% 02/01/42 (03/04/10) (a)(b)	12,500,000	12,500,000
Multi-Family Housing, Waterton Vistas II LLC, Series 2004, AMT, LIQ FAC: FNMA 0.250% 10/15/34 (03/04/10) (a)(b)	8,500,000	8,500,000
Rehabilitation Institute, Series 2009 C, LOC: Northern Trust Co. 0.160% 04/01/39 (03/04/10) (a)(b)	2,160,000	2,160,000
Series 2009 IV, LOC: Harris N.A. 0.230% 12/01/39 (03/04/10) (a)(b)	22,955,000	22,955,000
University of Chicago, Series 2001 B-2, 0.520% 07/01/36 (08/26/10) (b)(c)	12,500,000	12,500,000
Villagebrook LP, Series 2005, AMT, LIQ FAC: FHLMC 0.250% 05/01/35 (03/04/10) (a)(b)	5,605,000	5,605,000
IL Housing Development Authority
Multi-Family Housing: Mattoon Towers Associates II, Series 2004, AMT, LOC: FHLB 0.260% 01/01/34 (03/04/10) (a)(b)	3,075,000	3,075,000
Pontiac Tower Associates III, Series 2005, AMT, LOC: Harris N.A. 0.340% 09/01/35 (03/04/10) (a)(b)	3,615,000	3,615,000
Sterling Towers Associates II, Series 2001, AMT, LOC: Harris N.A. 0.340% 10/01/35 (03/04/10) (a)(b)	3,635,000	3,635,000
IL Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT: GTY AGMT: FHLMC 0.320% 01/01/44 (03/04/10) (a)(b)	4,320,000	4,320,000

See Accompanying Notes to Financial Statements.

9

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
LIQ FAC: FHLMC 0.320% 01/01/44 (03/04/10) (a)(b)	3,920,000	3,920,000
IL Skokie Industrial Development
Series 2003, AMT, LOC: JPMorgan Chase Bank 0.310% 12/01/33 (03/04/10) (a)(b)	2,245,000	2,245,000
IL Upper River Valley Development Authority
Advanced Drainage Systems, Series 2002, AMT, LOC: National City Bank 0.280% 07/01/14 (03/04/10) (a)(b)	3,020,000	3,020,000
IL Village of Lemont
Citgo Petroleum Corp., Series 2002, AMT, LOC: Sumitomo Mitsui Banking 0.160% 05/01/32 (03/01/10) (a)(b)	7,650,000	7,650,000
Illinois Total		306,543,000
Indiana – 4.4%
IN Allen County Multi-Family Housing Redevelopment
Woodland Crest Hill, Series 2002, AMT, LOC: Bank One N.A. 0.810% 08/01/17 (03/04/10) (a)(b)	2,100,000	2,100,000
IN Bond Bank
Series 2010 A, LOC: JPMorgan Chase Bank 2.000% 01/06/11	40,000,000	40,532,417
IN DeKalb County
Series 2003, AMT, LOC: National City Bank of Indiana 0.280% 10/01/13 (03/04/10) (a)(b)	2,695,000	2,695,000
IN Elkhart Economic Development
Crossroads Apartments LLC, Series 1998 A, AMT, LOC: FHLB 1.960% 04/01/28 (03/03/10) (a)(b)	695,000	695,000

	Par ($)	Value ($)
Series 2006, AMT, LOC: National City Bank of Indiana 0.280% 07/01/26 (03/04/10) (a)(b)	3,245,000	3,245,000
Vahala Foam Enterprises, Series 2002, AMT, LOC: Bank One N.A. 0.810% 09/01/17 (03/04/10) (a)(b)	1,000,000	1,000,000
IN Finance Authority
Columbus Regional Hospital, Series 2009 B, LOC: National City Bank 0.190% 08/01/21 (03/04/10) (a)(b)	7,000,000	7,000,000
Parkview Health System, Series 2009 B, LOC: National City Bank 0.160% 11/01/39 (03/03/10) (a)(b)	8,250,000	8,250,000
Series 2008 E7, 0.330% 11/15/36 (06/15/10) (b)(c)	6,490,000	6,490,000
Series 2008 E8, 0.330% 11/15/36 (06/15/10) (b)(c)	6,725,000	6,725,000
Series 2009 E4, 0.390% 11/15/36 (05/17/10) (b)(c)	1,850,000	1,850,000
Sisters of St. Francis Health, Series 2008 H, LOC: JPMorgan Chase Bank 0.180% 09/01/48 (03/03/10) (a)(b)	17,100,000	17,100,000
IN Garrett Economic Development
Series 2005, AMT, LOC: National City Bank 0.280% 01/01/21 (03/04/10) (a)(b)	4,570,000	4,570,000
IN Gibson County Pollution Control
Toyota Motor Manufacturing: Series 1997, AMT, 0.210% 10/01/27 (03/03/10) (b)(c)	10,000,000	10,000,000
Series 1998, AMT, 0.210% 01/01/28 (03/03/10) (b)(c)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

10

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 1999 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.210% 01/01/29 (03/03/10) (a)(b)	10,000,000	10,000,000
Series 2000 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.210% 01/01/30 (03/03/10) (a)(b)	10,000,000	10,000,000
Series 2001 B, AMT: GTY AGMT: Toyota Motor Credit Corp.: 0.210% 09/01/31 (03/03/10) (a)(b)	10,000,000	10,000,000
0.210% 02/01/31 (03/03/10) (a)(b)	10,000,000	10,000,000
IN Housing & Community Development Authority
Series 2008, AMT, SPA: Royal Bank of Canada 0.200% 07/01/39 (03/04/10) (a)(b)	21,140,000	21,140,000
IN Jeffersonville Economic Development
Series 2003, AMT, LOC: National City Bank of Kentucky 0.280% 04/01/23 (03/04/10) (a)(b)	3,980,000	3,980,000
IN Reset Optional Certificates Trust II-R
Series 2007, AMT, GTY AGMT: Citigroup Financial Products 0.450% 10/26/17 (03/04/10) (a)(b)	104,930,000	104,930,000
IN Rockport Pollution Control
AK Steel Corp., Series 1997 A, AMT, LOC: PNC Bank N.A. 0.220% 12/01/27 (03/03/10) (a)(b)	10,000,000	10,000,000
IN Rockport
AK Steel Corp.: Series 1998 A, AMT, LOC: PNC Bank N.A. 0.220% 12/01/28 (03/03/10) (a)(b)	10,000,000	10,000,000
Series 1999 A, AMT, LOC: PNC Bank N.A. 0.220% 06/01/29 (03/03/10) (a)(b)	10,000,000	10,000,000

	Par ($)	Value ($)
IN St. Joseph County Economic Development
Pine Oak Apartments LP, Series 1997 A, AMT, LOC: FHLB 1.960% 06/01/27 (03/03/10) (a)(b)	2,365,000	2,365,000
South Bend Medical Foundation, Inc., Series 2000, LOC: National City Bank 0.240% 08/01/20 (03/04/10) (a)(b)	13,060,000	13,060,000
Indiana Total		337,727,417
Iowa – 1.1%
IA Clinton Industrial Development
Series 2004, AMT, LOC: Northern Trust Co. 0.500% 12/01/22 (03/03/10) (a)(b)	3,700,000	3,700,000
Sethness Products Co., Series 1996, AMT, LOC: Northern Trust Co. 0.500% 09/01/11 (03/03/10) (a)(b)	900,000	900,000
IA Finance Authority Industrial Development
US Filter Operating Services, Inc., Series 2001 A, AMT, LOC: Societe Generale 0.250% 11/01/17 (03/04/10) (a)(b)	4,770,000	4,770,000
IA Finance Authority
Series 2009 A, 2.500% 06/23/10	18,000,000	18,108,988
Single Family Mortgage: Series 2005 E, AMT, SPA: State Street Bank & Trust Co. 0.210% 01/01/36 (03/04/10) (a)(b)	4,500,000	4,500,000
Series 2006 C, AMT, SPA: State Street Bank & Trust Co. 0.210% 01/01/36 (03/04/10) (a)(b)	12,000,000	12,000,000
Series 2007 N, AMT, SPA: FHLB 0.200% 01/01/39 (03/04/10) (a)(b)	7,300,000	7,300,000

See Accompanying Notes to Financial Statements.

11

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 F, AMT, SPA: FHLB 0.210% 01/01/39 (03/04/10) (a)(b)	6,000,000	6,000,000
Series 2008, AMT, SPA: FHLB 0.210% 01/01/39 (03/04/10) (a)(b)	25,935,000	25,935,000
IA West Burlington Industrial Development
Borhi Oil Hydraulic, Series 2001 B, AMT, LOC: Bank One N.A. 1.750% 01/01/11 (03/04/10) (a)(b)	90,000	90,000
Iowa Total		83,303,988
Kansas – 0.5%
KS Development Finance Authority
Boulevard Apartments, LLC, Series 2008 B, AMT, LOC: Wells Fargo Bank N.A. 0.250% 03/01/43 (03/04/10) (a)(b)	25,000,000	25,000,000
Exempt Facilities, Seaboard Farms, Inc., Series 1995, AMT, LOC: Bank of New York: 0.250% 12/01/25 (03/04/10) (a)(b)	9,200,000	9,200,000
KS Wichita Airport Authority
Berkshire Hathaway, Inc., Series 2003 A, AMT, GTY AGMT: Berkshire Hathaway, Inc. 0.250% 11/01/31 (03/04/10) (a)(b)	2,860,000	2,860,000
Kansas Total		37,060,000
Kentucky – 1.1%
KY Campbellsville-Taylor County Industrial Development
Airguard Industrial, Inc., Series 2001, AMT, LOC: Northern Trust Co. 0.500% 05/01/31 (03/03/10) (a)(b)	7,410,000	7,410,000

	Par ($)	Value ($)
KY Christian County Industrial Building
Audubon Area Community Services, Series 2004, LOC: Branch Banking & Trust 0.190% 01/01/29 (03/04/10) (a)(b)	3,040,000	3,040,000
KY Hopkinsville Industrial Building
Comefri USA, Inc., Series 2006, AMT, LOC: Branch Banking & Trust 0.390% 06/01/26 (03/04/10) (a)(b)	3,230,000	3,230,000
KY Housing Corp.
Highlands Court Apartments, Series 2007, AMT, LOC: National City Bank 0.260% 12/15/37 (03/04/10) (a)(b)	3,900,000	3,900,000
Series 2005 B, AMT, SPA: BNP Paribas 0.230% 07/01/32 (03/03/10) (a)(b)	11,685,000	11,685,000
Series 2005 L, AMT, SPA: BNP Paribas 0.230% 07/01/36 (03/03/10) (a)(b)	12,900,000	12,900,000
Series 2006 C, AMT, SPA: BNP Paribas 0.230% 07/01/36 (03/03/10) (a)(b)	15,425,000	15,425,000
Series 2006 I, AMT, SPA: BNP Paribas 0.230% 01/01/32 (03/03/10) (a)(b)	20,755,000	20,755,000
Series 2008, AMT, GTY AGMT: Citigroup Financial Products 0.450% 04/03/36 (03/04/10) (a)(b)	5,460,000	5,460,000
Kentucky Total		83,805,000
Louisiana – 1.6%
LA Parish of St. James
0.240% 03/11/10	24,000,000	24,000,000
LA Public Facilities Authority
Southern Ionics, Inc., Series 2008, LOC: Wachovia Bank N.A. 0.180% 04/01/18 (03/04/10) (a)(b)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

12

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
LA RBC Municipal Products, Inc. Trust
Series 2008 L-17, AMT, LOC: Royal Bank of Canada 0.230% 12/01/36 (03/04/10) (a)(b)	54,495,000	54,495,000
Series 2008 L14, AMT, LOC: Royal Bank of Canada 0.230% 09/01/28 (03/04/10) (a)(b)	33,345,000	33,345,000
Series 2008 L18, AMT, LOC: Royal Bank of Canada 0.230% 03/01/28 (03/04/10) (a)(b)	5,095,000	5,095,000
Louisiana Total		126,935,000
Maine – 1.2%
ME Housing Authority
Mortgage Revenue: Series 2004 B-3, AMT, SPA: State Street Bank & Trust Co. 0.180% 11/15/27 (03/04/10) (a)(b)	11,000,000	11,000,000
Series 2007 E-2, AMT, SPA: State Street Bank & Trust Co. 0.260% 11/15/41 (03/04/10) (a)(b)	8,000,000	8,000,000
Series 2008 E-2, AMT: SPA: Dexia Credit Local: 0.310% 11/15/30 (03/04/10) (a)(b)	25,415,000	25,415,000
0.310% 11/15/37 (03/04/10) (a)(b)	20,800,000	20,800,000
ME State
Series 2010, 1.000% 06/15/10	26,920,000	26,983,527
Maine Total		92,198,527
Maryland – 1.2%
MD Administration Department of Housing & Community Development
Series 2004 C, AMT, SPA: State Street Bank & Trust Co. 0.210% 09/01/35 (03/04/10) (a)(b)	20,000,000	20,000,000
Series 2004 F, AMT, SPA: State Street Bank & Trust Co. 0.200% 09/01/35 (03/04/10) (a)(b)	12,150,000	12,150,000

	Par ($)	Value ($)
Series 2008, AMT, LIQ FAC: JPMorgan Chase Bank 0.300% 01/01/15 (03/04/10) (a)(b)	7,520,000	7,520,000
MD Carroll County Commissioners Economic Development
Shelter System Limited Facility, Series 2004, AMT, LOC: Branch Banking & Trust 0.290% 07/01/24 (03/04/10) (a)(b)	4,650,000	4,650,000
MD Montgomery County Housing Opportunities Commission
Series 2006, AMT, LIQ FAC: FHLMC 0.320% 02/01/40 (03/04/10) (a)(b)	49,985,000	49,985,000
Maryland Total		94,305,000
Massachusetts – 2.8%
MA Bay Transportation Authority
Series 2000, SPA: Dexia Credit Local 0.230% 03/01/30 (03/03/10) (a)(b)	11,140,000	11,140,000
MA Development Finance Agency
Boston University, Series 2008-U6C, LOC: Allied Irish Bank PLC 0.180% 10/01/42 (03/01/10) (a)(b)	650,000	650,000
Series 2004, AMT, LIQ FAC: FHLMC 0.320% 01/01/36 (03/04/10) (a)(b)	34,830,000	34,830,000
Series 2009, LIQ FAC: FHLMC 0.190% 12/01/44 (03/04/10) (a)(b)	3,670,000	3,670,000
MA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT, LIQ FAC: FHLMC 0.320% 11/01/37 (03/04/10) (a)(b)	26,555,000	26,555,000
MA State
Series 2009 B, 2.500% 05/27/10	139,375,000	140,075,340
Massachusetts Total		216,920,340

See Accompanying Notes to Financial Statements.

13

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Michigan – 7.7%
MI Bank of New York Municipal Certificates Trust
Series 2006, LOC: Bank of New York 0.300% 08/03/10 (04/01/10) (a)(b)	30,000,000	30,000,000
MI Grand Valley State University
Series 2008 B, LOC: U.S. Bank N.A. 0.160% 12/01/31 (03/04/10) (a)(b)	7,000,000	7,000,000
MI Hospital Finance Authority
Ascension Health Credit Group, Series 1999 B1, 0.280% 11/15/33 (05/04/10) (b)(c)	11,500,000	11,500,000
Series 1999 B2, 0.240% 11/15/33 (04/27/10) (b)(c)	13,000,000	13,000,000
MI Housing Development Authority
Series 2007 B, AMT, LOC: FNMA, LOC: FHLMC 0.260% 06/01/38 (03/03/10) (a)(b)	15,000,000	15,000,000
Series 2007 C, AMT, SPA: Bank of Nova Scotia 0.200% 10/01/42 (03/03/10) (a)(b)	53,465,000	53,465,000
Series 2007 F, AMT, SPA: Bank of Nova Scotia 0.290% 12/01/38 (03/03/10) (a)(b)	45,000,000	45,000,000
Series 2009 C, AMT, 3.050% 06/01/10	1,870,000	1,870,000
MI L'Anse Creuse Public Schools
Series 2008, SPA: JPMorgan Chase Bank 0.200% 05/01/35 (03/01/10) (a)(b)	13,200,000	13,200,000
MI Municipal Bond Authority
Series 2009 C2, LOC: JPMorgan Chase Bank 2.500% 08/20/10	15,000,000	15,115,641
Series 2009 C3, LOC: ScotiaBank 2.500% 08/20/10	8,415,000	8,479,874

	Par ($)	Value ($)
MI Oakland County Economic Development Corp.
Glass & Mirror Craft Industries, Series 2000, AMT, LOC: National City Bank 0.280% 08/01/30 (03/04/10) (a)(b)	2,800,000	2,800,000
MI RBC Municipal Products, Inc. Trust
Series 2008 L23, AMT, LOC: Royal Bank of Canada 0.230% 03/01/28 (03/04/10) (a)(b)	59,995,000	59,995,000
Series 2008 L30, AMT, LOC: Royal Bank of Canada 0.230% 09/01/32 (03/04/10) (a)(b)	96,090,000	96,090,000
Series 2008 L32, AMT, LOC: Royal Bank of Canada 0.230% 09/01/32 (03/04/10) (a)(b)	57,895,000	57,895,000
MI State
Series 2009 A, 2.000% 09/30/10	150,000,000	151,281,260
MI Sterling Heights Economic Development Corp.
Kunath Enterprises LLC, Series 2000, AMT, LOC: JPMorgan Chase Bank 0.810% 02/01/16 (03/03/10) (a)(b)	1,000,000	1,000,000
MI Strategic Fund Ltd.
Coastal Container Corp., Series 2007, AMT, LOC: National City Bank 0.280% 12/01/27 (03/04/10) (a)(b)	5,290,000	5,290,000
Landpro Co. LLC, Series 2005, AMT, LOC: National City Bank of the Midwest 0.310% 06/01/35 (03/04/10) (a)(b)	2,020,000	2,020,000
Lapeer Technologies LLC, Series 2000, AMT, LOC: JPMorgan Chase Bank 0.810% 02/01/20 (03/03/10) (a)(b)	1,700,000	1,700,000
Ultraform Industries, Inc., Series 2007, AMT, LOC: National City Bank 0.280% 12/01/27 (03/04/10) (a)(b)	3,470,000	3,470,000
Michigan Total		595,171,775

See Accompanying Notes to Financial Statements.

14

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Minnesota – 0.7%
MN Eden Prairie Industrial Development
SWB LLC, Series 2000 A, AMT, LOC: U.S. Bank N.A. 0.600% 11/01/20 (03/04/10) (a)(b)	1,855,000	1,855,000
MN Housing Finance Agency
Series 2009 F, LIQ FAC: Federal Home Loan Bank 0.200% 07/01/31 (03/04/10) (a)(b)	6,700,000	6,700,000
Series 2009, AMT, SPA: FHLB 0.200% 07/01/36 (03/04/10) (a)(b)	8,000,000	8,000,000
MN Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT, GTY AGMT: Merrill Lynch & Co., LIQ FAC: FHLMC 0.370% 01/01/51 (03/04/10) (a)(b)(d)	11,995,000	11,995,000
Series 2007, LIQ FAC: FHLMC 0.250% 05/01/31 (03/04/10) (a)(b)	935,000	935,000
MN School District Capital Equipment Borrowing Program
Series 2009 B, 2.000% 09/10/10	7,000,000	7,062,684
Series 2009, 2.000% 09/10/10	9,500,000	9,573,872
MN St. Paul Port Authority Industrial Development
Camada LP, Series 2005, AMT, LOC: Wells Fargo Bank N.A. 0.350% 12/01/12 (03/04/10) (a)(b)	1,400,000	1,400,000
MN State
Series 2009, 2.000% 08/01/10	4,745,000	4,775,876
Minnesota Total		52,297,432
Mississippi – 0.2%
MS Business Finance Corp.
Hamlin Sheet Metal Co., Inc.: Series 2005 A, AMT, LOC: Branch Banking & Trust 0.290% 03/01/15 (03/04/10) (a)(b)	775,000	775,000

	Par ($)	Value ($)
Series 2005, AMT, LOC: Branch Banking & Trust 0.290% 03/01/25 (03/04/10) (a)(b)	2,160,000	2,160,000
MS State
Series 2009 C, 1.250% 11/17/10	13,252,000	13,336,949
Mississippi Total		16,271,949
Missouri – 2.0%
MO Health & Educational Facilities Authority
Ascension Health, Series 2003 C2, 0.730% 11/15/39 (03/03/10) (b)(c)	14,000,000	14,000,000
Series 2003 C3, 0.370% 11/15/39 (03/03/10) (b)(c)(f)	61,875,000	61,875,000
Series 2009 C5, 0.390% 11/15/26 (05/17/10) (b)(c)	8,600,000	8,600,000
SSM Healthcare Corp., Series 2005 B, 0.550% 06/01/35 (03/04/10) (b)(c)	7,950,000	7,950,000
MO Kansas City Industrial Development Authority
Series 2006 A, LOC: JPMorgan Chase Bank 0.210% 12/01/32 (03/03/10) (a)(b)	9,000,000	9,000,000
MO St. Louis Industrial Development Authority
General Grant Equities LLC, Series 2003, AMT, LOC: U.S. Bank N.A. 0.250% 03/01/38 (03/04/10) (a)(b)	18,815,000	18,815,000
St. Louis Art Museum Foundation, Series 2009 B, LOC: U.S. Bank N.A. 0.210% 12/01/40 (03/03/10) (a)(b)	5,150,000	5,150,000
MO University of Missouri Curators
Series 2009, 2.000% 06/30/10	25,000,000	25,132,053

See Accompanying Notes to Financial Statements.

15

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
MO Washington Industrial Development Authority
Whistle Point Partnership, Series 2006, AMT, LOC: U.S. Bank N.A. 0.250% 05/01/28 (03/04/10) (a)(b)	6,600,000	6,600,000
Missouri Total		157,122,053
Montana – 0.1%
MT Board of Housing
Series 2007, AMT, GTY AGMT: Citigroup Financial Products 0.450% 10/01/33 (03/04/10) (a)(b)	5,025,000	5,025,000
MT Board of Investments
Series 2004, 0.500% 03/01/29 (03/01/10) (b)(c)(f)	6,400,000	6,400,000
Montana Total		11,425,000
Nebraska – 1.4%
NE Central Plains Energy Project
Series 2009 2, SPA: Royal Bank of Canada 0.190% 08/01/39 (03/04/10) (a)(b)	35,000,000	35,000,000
NE Investment Finance Authority
Series 2008 D, AMT, SPA: FHLB 0.240% 09/01/38 (03/03/10) (a)(b)	12,500,000	12,500,000
NE Lancaster County Industrial Development
MLLC LLC, Series 2000 A, AMT, LOC: Wells Fargo Bank N.A. 0.350% 11/01/20 (03/04/10) (a)(b)	3,600,000	3,600,000
NE Omaha Public Power District
0.300% 03/11/10	15,000,000	15,000,000
0.380% 03/11/10	14,750,000	14,750,000
NE Public Power District
0.250% 04/06/10	29,000,000	29,000,000
Nebraska Total		109,850,000

	Par ($)	Value ($)
Nevada – 0.6%
NV Clark County Airport
Series 2009 A, 2.500% 07/15/10	25,000,000	25,152,686
NV Director of the State Department of Business & Industry
Barrick Gold Corp., Series 1999, AMT, LOC: Royal Bank of Canada 0.210% 06/01/29 (03/03/10) (a)(b)	23,800,000	23,800,000
Nevada Total		48,952,686
New Mexico – 1.0%
NM Educational Assistance Foundation
Series 2008 A-3, AMT, LOC: Lloyds TSB Bank PLC 0.230% 04/01/36 (03/03/10) (a)(b)	37,000,000	37,000,000
Series 2009 A, AMT, LOC: Royal Bank of Canada 0.230% 11/01/28 (03/03/10) (a)(b)	5,000,000	5,000,000
NM Municipal Energy Acquisition Authority
Series 2009, SPA: Royal Bank of Canada 0.190% 11/01/39 (03/04/10) (a)(b)	35,000,000	35,000,000
New Mexico Total		77,000,000
New York – 5.0%
NY Islip Industrial Development Agency
Series 2008 23G, AMT, GTY AGMT: Goldman Sachs 0.240% 12/01/29 (03/04/10) (a)(b)	15,995,000	15,995,000
NY Liberty Development Corp.
Series 2009 A, 0.500% 12/01/49 (01/18/11) (b)(c)	75,000,000	75,031,071
NY Mortgage Agency
Series 2005, AMT, SPA: Dexia Credit Local 0.260% 04/01/35 (03/03/10) (a)(b)	40,000,000	40,000,000

See Accompanying Notes to Financial Statements.

16

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2006, AMT, SPA: Dexia Credit Local 0.190% 04/01/37 (03/01/10) (a)(b)	2,700,000	2,700,000
Series 2007, AMT, SPA: Dexia Credit Local 0.170% 10/01/37 (03/01/10) (a)(b)	15,000,000	15,000,000
Series 2008-157, SPA: Dexia Credit Local 0.230% 04/01/47 (03/03/10) (a)(b)	7,615,000	7,615,000
NY Nassau Health Care Corp.
Series 2009 B1, LOC: TD Bank N.A. 0.170% 08/01/29 (03/03/10) (a)(b)	1,000,000	1,000,000
NY New York City Housing Development Corp.
Series 2007 E-2, AMT, LIQ FAC: Dexia Credit Local 0.190% 11/01/42 (03/01/10) (a)(b)	6,995,000	6,995,000
Series 2008 H-2-A, AMT, SPA: Dexia Credit Local 0.190% 05/01/41 (03/01/10) (a)(b)	8,800,000	8,800,000
Series 2008 A-1-A, AMT, LIQ FAC: Dexia Credit Local 0.190% 11/01/46 (03/01/10) (a)(b)	46,610,000	46,610,000
Series 2008 D, LIQ FAC: Dexia Credit Local 0.140% 05/01/25 (03/01/10) (a)(b)	3,785,000	3,785,000
Series 2008 H-2-A, AMT LIQ FAC: Dexia Credit Local 0.190% 05/01/13 (03/01/10) (a)(b)	18,990,000	18,990,000
NY New York City Municipal Water Finance Authority
Series 2005 AA-3, SPA: Dexia Credit Local 0.200% 06/15/32 (03/04/10) (a)(b)	14,970,000	14,970,000
Series 2008, LIQ FAC: JPMorgan Chase Bank 0.190% 06/15/10 (03/04/10) (a)(b)	6,000,000	6,000,000

	Par ($)	Value ($)
NY Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT, GTY AGMT: FHLMC 0.370% 09/01/52 (03/04/10) (a)(b)	25,580,000	25,580,000
NY Suffolk County
Series 2009, 1.500% 09/09/10	40,000,000	40,229,913
NY Urban Development Corp.
Series 2004 A3D, SPA: Dexia Credit Local 0.230% 03/15/33 (03/04/10) (a)(b)	23,550,000	23,550,000
NY Westchester County Industrial Development Agency
Series 2007, AMT, GTY AGMT: Goldman Sachs 0.240% 11/01/44 (03/04/10) (a)(b)	35,176,437	35,176,437
New York Total		388,027,421
North Carolina – 2.5%
NC Agriculture Finance Authority Development
McGill Environmental Systems, Series 2003, AMT, LOC: Branch Banking & Trust 0.290% 12/01/15 (03/04/10) (a)(b)	1,800,000	1,800,000
NC Burke Industrial Facility Pollution Control
Cox Manufacturing Co., Series 2003, AMT, LOC: Branch Banking & Trust 0.290% 06/01/24 (03/04/10) (a)(b)	1,385,000	1,385,000
NC Capital Facilities Finance Agency
Campbell University, Series 2009, LOC: Branch Banking & Trust 0.190% 10/01/34 (03/04/10) (a)(b)	5,925,000	5,925,000
NC Catawba County Industrial Facilities & Pollution Control
Von Drehle Properties LLC, Series 2001, AMT, LOC: Branch Banking & Trust 0.290% 12/01/21 (03/04/10) (a)(b)	2,420,000	2,420,000

See Accompanying Notes to Financial Statements.

17

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Davidson County Industrial Pollution Control
Childress Winery LLC, Series 2004, AMT, LOC: Branch Banking & Trust 0.290% 04/01/26 (03/04/10) (a)(b)	4,250,000	4,250,000
NC Durham County
Multi-Family Housing, Series 2005, AMT, GTY AGMT: FHLMC 0.370% 11/01/24 (03/04/10) (a)(b)	18,005,000	18,005,000
NC Education Assistance Authority
Series 2008 A2, AMT, LOC: Royal Bank of Canada 0.220% 09/01/35 (03/04/10) (a)(b)	49,000,000	49,000,000
Series 2008, AMT, LOC: Branch Banking & Trust 0.270% 09/01/35 (03/04/10) (a)(b)	15,925,000	15,925,000
NC Facilities Finance Authority
0.250% 06/02/10	6,774,000	6,774,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
Series 2009, LOC: Branch Banking & Trust 0.190% 09/01/29 (03/04/10) (a)(b)	650,000	650,000
NC Harnett County Industrial Facilities & Pollution Control Financing Authority
Edwards Brothers, Inc., Series 2007, AMT, LOC: National City Bank 0.280% 09/01/19 (03/04/10) (a)(b)	10,000,000	10,000,000
NC Johnston County Industrial Facilities & Pollution Control Finance Authority
Hamlin Sheet Metal Co., Series 1997, AMT, LOC: Branch Banking & Trust 0.290% 11/01/17 (03/04/10) (a)(b)	1,700,000	1,700,000
NC Mecklenburg County
Series 2006, SPA: Branch Banking & Trust 0.170% 02/01/26 (03/04/10) (a)(b)	17,940,000	17,940,000

	Par ($)	Value ($)
NC Medical Care Commission
Novant Health, Inc., Series 2008 B, SPA: Branch Banking & Trust 0.160% 11/01/28 (03/03/10) (a)(b)	25,840,000	25,840,000
NC Port Authority Exempt Facilities
Wilmington Bulk LLC, Series 2001 A, AMT, LOC: Branch Banking & Trust 0.290% 09/01/22 (03/04/10) (a)(b)	1,975,000	1,975,000
NC Raleigh Durham Airport Authority
Series 2007, AMT, LIQ FAC: JPMorgan Chase Bank 0.300% 05/01/15 (03/04/10) (a)(b)	14,525,000	14,525,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
DDSM Properties LLC, Series 2008, AMT, LOC: Wachovia Bank N.A. 0.350% 01/01/28 (03/04/10) (a)(b)	6,920,000	6,920,000
PHC LLC, Series 1999, AMT, LOC: Branch Banking & Trust 0.290% 03/01/14 (03/04/10) (a)(b)	2,380,000	2,380,000
NC Union County
Series 2007 C, SPA: Branch Banking & Trust 0.180% 03/01/33 (03/04/10) (a)(b)	615,000	615,000
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
Revel, Inc. Project, Series 2008, AMT, LOC: Branch Banking & Trust 0.390% 03/01/26 (03/04/10) (a)(b)	2,000,000	2,000,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
Altec Industries Project, Series 2007, AMT, LOC: Branch Banking & Trust 0.290% 03/01/27 (03/04/10) (a)(b)	5,000,000	5,000,000
North Carolina Total		195,029,000

See Accompanying Notes to Financial Statements.

18

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Ohio – 1.8%
OH Cambridge Hospital Facilities
Southeastern Regional Medical Center, Series 2001, LOC: National City Bank 0.190% 12/01/21 (03/04/10) (a)(b)	12,695,000	12,695,000
OH Cleveland
Series 2009, AMT, LOC: U.S. Bank NA 0.160% 01/01/27 (03/04/10) (a)(b)	3,095,000	3,095,000
OH Cuyahoga County Multi-Family Housing
Series 2007, AMT, GTY AGMT: Citigroup Financial Products 0.450% 11/01/11 (03/04/10) (a)(b)	5,535,000	5,535,000
OH Franklin County
Presbyterian Retirement System: Series 2002 B, LOC: National City Bank 0.190% 07/01/33 (03/04/10) (a)(b)	15,000,000	15,000,000
Series 2005 B, LOC: National City Bank 0.190% 07/01/35 (03/04/10) (a)(b)	14,385,000	14,385,000
Series 2006 C, LOC: National City Bank 0.190% 07/01/20 (03/04/10) (a)(b)	8,525,000	8,525,000
OH Hancock County Multi-Family Housing
Pedcor Investments, Series 1998 B, AMT, LOC: FHLB 0.310% 01/01/31 (03/04/10) (a)(b)	705,000	705,000
OH Housing Finance Agency Residential
Series 2008 E, AMT, SPA: FHLB 0.210% 03/01/39 (03/03/10) (a)(b)	19,500,000	19,500,000
OH Lorain County Industrial Development
Danco Metal Products, Inc., Series 2007, AMT, LOC: National City Bank 0.280% 11/01/27 (03/04/10) (a)(b)	3,395,000	3,395,000

	Par ($)	Value ($)
OH Lucas County
American Capital Property, Series 1999, AMT, LOC: National City Bank 0.310% 10/01/18 (03/04/10) (a)(b)	2,830,000	2,830,000
OH Muskingum County Hospital Facilities
Genesis Healthcare System, Series 2000, LOC: National City Bank 0.190% 12/01/20 (03/04/10) (a)(b)	10,740,000	10,740,000
OH Ohio State University
0.350% 03/11/10	28,500,000	28,500,000
OH Portage County Port Authority
BF Properties LP, Series 2008, AMT, LOC: National City Bank 0.280% 02/01/29 (03/04/10) (a)(b)	6,845,000	6,845,000
OH Rickenbacker Port Authority
Series 2007, AMT, GTY AGMT: Citigroup Financial Products 0.450% 01/01/18 (03/04/10) (a)(b)	4,400,000	4,400,000
Ohio Total		136,150,000
Oklahoma – 0.0%
OK Claremore Industrial & Redevelopment Authority
Whirlwind Steel Buildings, Series 2001, AMT, LOC: Chase Manhattan Bank 0.810% 09/01/16 (03/04/10) (a)(b)	1,020,000	1,020,000
Oklahoma Total		1,020,000
Oregon – 0.5%
OR Economic Development
LD McFarland Cascade Co., Ltd., Series 1996 175, AMT, LOC: U.S. Bank N.A. 0.500% 11/01/16 (03/04/10) (a)(b)	3,490,000	3,490,000
Oregon Metal Slitters, Inc., Series 1997 181, AMT, LOC: U.S. Bank N.A. 0.330% 04/01/24 (03/03/10) (a)(b)	4,420,000	4,420,000

See Accompanying Notes to Financial Statements.

19

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
OR Housing & Community Services Department
Series 2006 C, AMT, SPA: State Street Bank & Trust Co. 0.200% 07/01/36 (03/04/10) (a)(b)	13,400,000	13,400,000
Series 2009, AMT, LIQ FAC: Morgan Stanley 0.230% 07/01/42 (03/04/10) (a)(b)(e)	7,500,000	7,500,000
OR Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT, GTY AGMT: FHLMC 0.320% 12/01/53 (03/04/10) (a)(b)	6,880,000	6,880,000
Oregon Total		35,690,000
Pennsylvania – 2.2%
PA Berks County Municipal Authority
Reading Hospital, Series 2009 A5, 0.440% 05/01/32 (03/04/10) (b)(c)	5,950,000	5,950,000
PA Crawford County Industrial Development Authority
Acutec Precision Machine, Inc., Series 2007, AMT, LOC: National City Bank 0.280% 02/01/16 (03/04/10) (a)(b)	2,965,000	2,965,000
PA Economic Development Financing Authority
Meadville Medical Center, Series 2006, LOC: National City Bank 0.190% 06/01/21 (03/04/10) (a)(b)	8,660,000	8,660,000
PA Higher Educational Facilities Authority
St. Joseph's University, Series 2008 A, LOC: Allied Irish Bank PLC 0.300% 07/15/36 (03/03/10) (a)(b)	9,000,000	9,000,000
Washington Jefferson, Series 1999, LOC: National City Bank of Pennsylvania 0.190% 11/01/29 (03/04/10) (a)(b)	9,000,000	9,000,000

	Par ($)	Value ($)
PA Housing Finance Agency
Series 2004, AMT, LOC: FHLMC, LOC: FNMA 0.190% 10/01/35 (03/03/10) (a)(b)	4,950,000	4,950,000
Series 2005 87B, AMT, LOC: FNMA, LOC: FHLMC 0.150% 04/01/35 (03/03/10) (a)(b)	10,000,000	10,000,000
Series 2005 91-B, AMT, LOC: FHLMC, LOC: FNMA 0.190% 10/01/36 (03/03/10) (a)(b)	11,700,000	11,700,000
Series 2005-89, AMT, LOC: FHLMC, LOC: FNMA 0.190% 10/01/35 (03/03/10) (a)(b)	17,825,000	17,825,000
Series 2006 94B, AMT, SPA: Dexia Credit Local 0.210% 04/01/27 (03/03/10) (a)(b)	10,000,000	10,000,000
Single Family Mortgage, Series 2004 86B, AMT, LOC: FHLMC, LOC: FNMA 0.190% 04/01/35 (03/03/10) (a)(b)	17,320,000	17,320,000
PA Lackawanna County Industrial Development Authority
Herff Jones, Inc., Series 2001, AMT, LOC: National City Bank 0.280% 06/01/26 (03/04/10) (a)(b)	4,200,000	4,200,000
PA Lawrence County Industrial Development Authority
Series 2004, AMT, LOC: National City Bank of Pennsylvania 0.310% 12/01/15 (03/04/10) (a)(b)	2,000,000	2,000,000
PA Lebanon County Health Facilities Authority
United Church of Christ, Series 1999, LOC: Wachovia Bank N.A. 0.180% 04/01/24 (03/04/10) (a)(b)	10,950,000	10,950,000

See Accompanying Notes to Financial Statements.

20

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Luzerne County Industrial Development Authority
Series 2008, AMT, GTY AGMT: Goldman Sachs 0.250% 09/30/42 (03/04/10) (a)(b)	18,495,000	18,495,000
PA RBC Municipal Products, Inc. Trust
Series 2010 E15, LIQ FAC: Royal Bank of Canada 0.200% 02/01/12 (03/04/10) (a)(b)(e)	18,000,000	18,000,000
PA Washington County Industrial Development Authority
Pennatronics Corp., Series 2001, AMT, LOC: National City Bank of Pennsylvania 0.280% 11/01/20 (03/04/10) (a)(b)	4,810,000	4,810,000
Pennsylvania Total		165,825,000
Puerto Rico – 0.7%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2008, GTY AGMT: Citibank N.A. 0.370% 04/30/10 (03/04/10) (a)(b)	50,465,000	50,465,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2008, LOC: Dexia Credit Local 0.350% 01/01/28 (03/04/10) (a)(b)	2,155,000	2,155,000
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
Series 2007, GTY AGMT: Dexia Credit Local 0.490% 08/01/42 (03/04/10) (a)(b)	4,325,000	4,325,000
Puerto Rico Total		56,945,000
Rhode Island – 0.1%
RI Housing & Mortgage Finance Corp.
Series 2006, AMT, LIQ FAC: Merrill Lynch Capital Services 0.270% 10/01/36 (03/04/10) (a)(b)(d)	4,920,000	4,920,000
Rhode Island Total		4,920,000

	Par ($)	Value ($)
South Carolina – 0.5%
SC Jobs Economic Development Authority
1350 Shiloh Properties, Series 2007, AMT, LOC: National City Bank 0.280% 09/01/27 (03/04/10) (a)(b)	6,520,000	6,520,000
Mancor Industries, Inc., Series 1999, AMT, LOC: PNC Bank N.A. 0.410% 05/01/14 (03/04/10) (a)(b)	245,000	245,000
Quoize, Inc., Series 1996, AMT, 0.290% 05/01/16 (03/04/10) (b)(c)	2,875,000	2,875,000
Sargent Metal Fabricators, Series 2002, AMT, LOC: Branch Banking & Trust 0.390% 11/01/22 (03/04/10) (a)(b)	3,065,000	3,065,000
Series 1999, LOC: Branch Banking & Trust 0.190% 11/01/24 (03/04/10) (a)(b)	5,680,000	5,680,000
South Carolina General Co. Inc., Series 2008, AMT, LOC: Branch Banking & Trust 0.260% 12/01/38 (03/04/10) (a)(b)	5,000,000	5,000,000
SC Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT, GTY AGMT: FHLMC 0.320% 03/01/49 (03/04/10) (a)(b)	12,775,000	12,775,000
South Carolina Total		36,160,000
South Dakota – 0.1%
SD Clipper Tax-Exempt Trust
Series 2009, AMT, LIQ FAC: State Street Bank & Trust Co. 0.320% 05/01/30 (03/04/10) (a)(b)(e)	5,265,000	5,265,000
South Dakota Total		5,265,000

See Accompanying Notes to Financial Statements.

21

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Tennessee – 1.5%
TN Blount County Public Building Authority
Series 2008 E-1-A, LOC: Branch Banking & Trust 0.190% 06/01/37 (03/03/10) (a)(b)	5,500,000	5,500,000
TN Energy Acquisition Corp.
Series 2007, LOC: Branch Banking & Trust 0.180% 02/01/27 (03/04/10) (a)(b)	25,710,000	25,710,000
TN Metropolitan Governments of Nashville & Davidson Counties
0.250% 04/07/10	7,800,000	7,800,000
0.250% 04/08/10	30,000,000	30,000,000
TN Sevier County Public Building Authority
Series 2008, AMT, LOC: Branch Banking & Trust 0.300% 06/01/28 (03/03/10) (a)(b)	27,805,000	27,805,000
TN Shelby County Health Educational & Housing Facilities Board
Courtyard Apartments, Inc., Series 1997 A, AMT, LOC: National City Bank 0.260% 07/01/22 (03/04/10) (a)(b)	5,000,000	5,000,000
TN State School Board
0.270% 05/25/10	11,165,000	11,165,000
Tennessee Total		112,980,000
Texas – 10.7%
TX Austin Water & Wastewater Systems
Series 2008, LOC: Dexia Credit Local 0.200% 05/15/31 (03/04/10) (a)(b)	22,740,000	22,740,000
TX BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust 0.200% 12/15/22 (03/04/10) (a)(b)	16,695,000	16,695,000

	Par ($)	Value ($)
TX Bexar County Housing Finance Corp.
Multi-Family Housing, Series 2007, AMT, GTY AGMT: Citigroup Financial Products: 0.450% 10/01/17 (03/04/10) (a)(b)	10,520,000	10,520,000
0.450% 01/01/27 (03/04/10) (a)(b)	9,740,000	9,740,000
TX Capital Industrial Development Corp. Solid Waste Disposal
Texas Disposal Systems, Inc., Series 2001, AMT, LOC: JPMorgan Chase Bank 0.310% 05/01/16 (03/04/10) (a)(b)	9,430,000	9,430,000
TX Dallas Housing Finance Corp.
Multi-Family Housing, Series 2007, AMT, GTY AGMT: Citigroup Financial Products: 0.450% 02/01/19 (03/04/10) (a)(b)	10,930,000	10,930,000
0.450% 09/01/19 (03/04/10) (a)(b)	14,850,000	14,850,000
TX Department of Housing & Community Affairs
Lancaster Apartments LP, Series 2007, AMT, LIQ FAC: FNMA 0.240% 07/15/40 (03/04/10) (a)(b)	14,150,000	14,150,000
WOV Apartments LP, Series 2008, AMT, LIQ FAC: FHLMC 0.220% 07/01/41 (03/04/10) (a)(b)	13,125,000	13,125,000
TX Harris County Health Facilities Development Corp.
Blood Center Gulf Coast Regional, Series 1992, LOC: JPMorgan Chase Bank 0.510% 04/01/17 (03/04/10) (a)(b)	1,950,000	1,950,000
TX Harris County Housing Finance Corp.
Orion-Timberstone Associates, Series 1998, AMT, LIQ FAC: FNMA 0.350% 06/01/30 (03/04/10) (a)(b)	10,920,000	10,920,000

See Accompanying Notes to Financial Statements.

22

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2007, AMT: GTY AGMT: Citigroup Financial Products: 0.450% 12/01/18 (03/04/10) (a)(b)	7,005,000	7,005,000
0.450% 02/01/19 (03/04/10) (a)(b)	9,880,000	9,880,000
0.450% 11/01/34 (03/04/10) (a)(b)	14,850,000	14,850,000
LIQ FAC: Citigroup Financial Products 0.450% 11/01/18 (03/04/10) (a)(b)	5,725,000	5,725,000
TX Harris County
0.250% 04/06/10	26,565,000	26,565,000
Series 2009 B, 2.000% 08/15/21 (08/12/10) (b)(c)	15,900,000	16,008,172
TX Houston
0.230% 03/11/10	10,000,000	10,000,000
0.280% 06/08/10	12,000,000	12,000,000
TX Houston Combined Utilities
0.250% 03/04/10	7,000,000	7,000,000
TX Houston Housing Financial Corp.
HFI Regency Park Apartments LP, Series 2007, AMT, LIQ FAC: FNMA 0.240% 05/15/41 (03/03/10) (a)(b)	14,000,000	14,000,000
Mayfair Park Apartments LP, Series 2004, AMT, LIQ FAC: FNMA 0.250% 04/15/37 (03/04/10) (a)(b)	3,500,000	3,500,000
TX Kilgore Economic Development Corp.
Cleveland Steel Container, Series 2007, AMT, LOC: National City Bank 0.280% 12/01/23 (03/04/10) (a)(b)	5,405,000	5,405,000
TX Mansfield Industrial Development Corp.
Pier 1 Imports - Texas, Inc., Series 1986, AMT, LOC: JPMorgan Chase Bank 0.230% 11/01/26 (03/03/10) (a)(b)	5,100,000	5,100,000

	Par ($)	Value ($)
TX North Texas Tollway Authority
Series 2009 D, LOC: JPMorgan Chase Bank 0.160% 01/01/49 (03/03/10) (a)(b)	28,000,000	28,000,000
TX Panhandle Regional Housing Finance Agency
Series 2007, AMT, GTY AGMT: Citigroup Financial Products: 0.450% 09/01/17 (03/04/10) (a)(b)	6,200,000	6,200,000
0.450% 07/01/18 (03/04/10) (a)(b)	5,445,000	5,445,000
TX Puttable Floating Option Tax-Exempt Receipts
Costa Mirada Ltd., Series 2008, AMT, GTY AGMT: FHLMC 0.320% 10/01/50 (03/04/10) (a)(b)	11,365,000	11,365,000
Series 2008, AMT, GTY AGMT: FHLMC: 0.320% 06/01/30 (03/04/10) (a)(b)	4,790,000	4,790,000
0.320% 07/01/44 (03/04/10) (a)(b)	9,910,000	9,910,000
0.320% 03/01/46 (03/04/10) (a)(b)	14,100,000	14,100,000
0.320% 09/01/46 (03/04/10) (a)(b)	12,110,000	12,110,000
0.320% 09/01/47 (03/04/10) (a)(b)	12,040,000	12,040,000
0.320% 12/01/47 (03/04/10) (a)(b)	11,585,000	11,585,000
0.320% 11/01/49 (03/04/10) (a)(b)	14,460,000	14,460,000
0.320% 05/01/50 (03/04/10) (a)(b)	13,830,000	13,830,000
TX RBC Municipal Products, Inc. Trust
Series 2008, AMT, LOC: Royal Bank of Canada 0.230% 12/01/27 (03/04/10) (a)(b)	58,945,000	58,945,000
TX Red River
Hockaday School, Series 2000, Pre-refunded 05/15/10, 5.750% 05/15/30 (05/15/10) (b)(c)	10,570,000	10,682,551

See Accompanying Notes to Financial Statements.

23

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Southeast Housing Finance Corp.
Series 2007, AMT, GTY AGMT: Citigroup Financial Products 0.450% 06/01/19 (03/04/10) (a)(b)	13,410,000	13,410,000
TX State
Series 2004 A, AMT, SPA: State Street Bank & Trust Co. 0.220% 12/01/34 (03/03/10) (a)(b)	38,685,000	38,685,000
Series 2004 II-B, AMT, SPA: Sumitomo Mitsui Banking 0.210% 12/01/34 (03/03/10) (a)(b)	10,455,000	10,455,000
Series 2006 B, 0.200% 04/01/36 (03/03/10) (b)(c)	7,500,000	7,500,000
Series 2006, AMT, SPA: State Street Bank & Trust Co.: 0.220% 02/01/12 (03/04/10) (a)(b)	18,430,000	18,430,000
0.220% 02/01/13 (03/04/10) (a)(b)	35,460,000	35,460,000
0.220% 08/01/14 (03/04/10) (a)(b)	6,495,000	6,495,000
0.220% 08/01/16 (03/04/10) (a)(b)	6,770,000	6,770,000
0.220% 08/01/17 (03/04/10) (a)(b)	4,850,000	4,850,000
Series 2007 A, AMT, SPA: State Street Bank & Trust Co. 0.220% 06/01/37 (03/03/10) (a)(b)	15,235,000	15,235,000
Series 2009: 2.500% 08/31/10	150,000,000	151,530,865
LIQ FAC: Morgan Stanley 0.250% 12/01/22 (03/04/10) (a)(b)(e)	9,780,000	9,780,000
TX Travis County Housing Finance Corp.
Multi-Family Housing, Rosemont at Old Manor Apartments, Series 2004, AMT, LIQ FAC: FNMA 0.250% 08/15/37 (03/04/10) (a)(b)	4,900,000	4,900,000
TX University of Texas
0.270% 06/10/10	15,205,000	15,205,000
Texas Total		824,256,588

	Par ($)	Value ($)
Utah – 1.4%
UT Board of Regents
Series 2008 A, AMT, LOC: Wells Fargo Bank N.A. 0.250% 11/01/48 (03/04/10) (a)(b)	40,000,000	40,000,000
UT Housing Corp.
Multi-Family Housing, BP-UT 2 LLC, Series 2004 A, AMT, LOC: Citibank N.A. 0.230% 07/01/35 (03/03/10) (a)(b)	9,000,000	9,000,000
Single Family Mortgage, Series 2008 D-1, AMT, LIQ FAC: Wells Fargo Bank N.A. 0.260% 07/01/39 (03/03/10) (a)(b)	12,250,000	12,250,000
Series 2008 B1-Cl, AMT, SPA: Wells Fargo Bank N.A. 0.260% 07/01/39 (03/03/10) (a)(b)	12,950,000	12,950,000
UT Housing Finance Agency
Single Family Mortgage, Series 2001 B, AMT, LIQ FAC: FHLB 0.260% 07/01/32 (03/03/10) (a)(b)	10,000,000	10,000,000
UT Intermountain Power AG
0.300% 03/04/10	20,000,000	20,000,000
UT Salt Lake City Industrial Development
Spring Air Mountain West, Series 2003, AMT, LOC: U.S. Bank N.A. 0.250% 07/01/23 (03/01/10) (a)(b)	2,245,000	2,245,000
UT Tooele City Industrial Development
Encon Utah LLC, Series 2002 A, AMT, LOC: U.S. Bank N.A. 0.340% 10/01/22 (03/04/10) (a)(b)	3,100,000	3,100,000
Utah Total		109,545,000

See Accompanying Notes to Financial Statements.

24

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Virginia – 1.4%
VA BB&T Municipal Trust
Series 2008, LOC: Branch Banking & Trust 0.260% 05/16/24 (03/04/10) (a)(b)	36,845,000	36,845,000
VA Chesapeake Bay Bridge & Tunnel District
Series 2008 A, LOC: Branch Banking & Trust 0.190% 05/28/21 (03/04/10) (a)(b)	22,700,000	22,700,000
VA Chesapeake Economic Development Authority
Tidewater Fibre Corp., Series 2005, AMT, LOC: Wachovia Bank N.A. 0.250% 12/01/14 (03/04/10) (a)(b)	7,355,000	7,355,000
VA Fairfax County Economic Development Authority
Szivic Family LLC, Series 2006, AMT, LOC: Branch Banking & Trust 0.390% 09/01/26 (03/04/10) (a)(b)	1,800,000	1,800,000
VA Fairfax County Redevelopment & Housing Authority
Series 2009-1G, GTY AGMT: Goldman Sachs & Co. 0.260% 06/01/42 (03/04/10) (a)(b)(e)	22,490,000	22,490,000
VA Portsmouth Redevelopment & Housing Authority
Multi-Family Housing, Series 2006, AMT, GTY AGMT: Merrill Lynch & Co., SPA: FHLMC 0.370% 03/01/50 (03/04/10) (a)(b)(d)	3,410,000	3,410,000
VA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT, GTY AGMT: FHLMC 0.320% 05/01/40 (03/04/10) (a)(b)	6,580,000	6,580,000
VA Small Business Financing Authority
Bleachtech LLC, Series 2007, AMT, LOC: National City Bank 0.280% 09/01/22 (03/04/10) (a)(b)	10,000,000	10,000,000
Virginia Total		111,180,000

	Par ($)	Value ($)
Washington – 2.1%
WA Economic Development Finance Authority
RMI Investors LLC, Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.350% 08/01/26 (03/04/10) (a)(b)	3,150,000	3,150,000
WA Housing Finance Commission
Multi-Family Housing: Inglebrook Court, Series 1995, AMT, LIQ FAC: FHLMC 0.250% 07/01/25 (03/03/10) (a)(b)	8,300,000	8,300,000
Mountain West Investment Corp., Series 2001, AMT, LIQ FAC: FNMA 0.300% 09/01/34 (03/01/10) (a)(b)	6,285,000	6,285,000
Pacific Inn Apartments, Series 1996 A, AMT, LOC: U.S. Bank N.A. 0.250% 05/01/28 (03/04/10) (a)(b)	1,350,000	1,350,000
Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.190% 07/01/36 (03/01/10) (a)(b)	2,495,000	2,495,000
Series 2007, AMT, GTY AGMT: Citigroup Financial Products 0.450% 10/01/33 (03/04/10) (a)(b)	7,395,000	7,395,000
Sisters of Providence, Series 1995, AMT, LOC: U.S. Bank N.A. 0.500% 12/01/15 (03/04/10) (a)(b)	1,230,000	1,230,000
The Seasons I LLC, Series 2006, AMT, LIQ FAC: FNMA 0.250% 12/15/40 (03/04/10) (a)(b)	14,700,000	14,700,000
Series 2008, AMT, GTY AGMT: Citigroup Financial Products: 0.450% 01/01/32 (03/04/10) (a)(b)	5,455,000	5,455,000
0.450% 04/05/35 (03/04/10) (a)(b)	26,730,000	26,730,000
0.450% 08/02/35 (03/04/10) (a)(b)	44,695,000	44,695,000

See Accompanying Notes to Financial Statements.

25

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008, GTY AGMT: Citigroup Financial Products 0.450% 11/01/28 (03/04/10) (a)(b)	18,810,000	18,810,000
WA Pierce County Economic Development
McFarland Cascade, Series 1996, AMT, LOC: U.S. Bank N.A. 0.500% 12/01/17 (03/04/10) (a)(b)	3,855,000	3,855,000
WA Port of Seattle
Series 2009, AMT, LIQ FAC: Morgan Stanley 0.230% 04/01/24 (03/04/10) (a)(b)(e)	19,770,000	19,770,000
Washington Total		164,220,000
West Virginia – 0.9%
WV Beckley
Beckley Water Co., Series 2003, AMT, LOC: Bank One West Virginia 0.310% 10/01/16 (03/04/10) (a)(b)	5,540,000	5,540,000
WV Economic Development Authority
Appalachian Power Co.: Series 2008 B, AMT, LOC: JPMorgan Chase Bank 0.330% 02/01/36 (03/04/10) (a)(b)	10,000,000	10,000,000
Series 2009 A, LOC: Royal Bank of Scotland 0.200% 12/01/42 (03/04/10) (a)(b)	6,075,000	6,075,000
Series 2009 B, LOC: U.S. Bank N.A. 0.170% 12/01/42 (03/04/10) (a)(b)	5,600,000	5,600,000
WV Putnam County Solid Waste Disposal
Toyota Motor Credit Corp., Series 1998 A, AMT, 0.210% 06/01/28 (03/03/10) (b)(c)	40,000,000	40,000,000
West Virginia Total		67,215,000

	Par ($)	Value ($)
Wisconsin – 3.0%
WI Housing & Economic Development Authority
Series 2003 A, AMT, SPA: FHLB 0.230% 09/01/33 (03/03/10) (a)(b)	10,920,000	10,920,000
Series 2005 D, AMT, SPA: BNP Paribas 0.250% 09/01/36 (03/03/10) (a)(b)	81,030,000	81,030,000
Series 2007 C, AMT: SPA: Fortis Bank SA/NV : 0.210% 09/01/23 (03/03/10) (a)(b)	8,500,000	8,500,000
0.210% 09/01/35 (03/03/10) (a)(b)	9,685,000	9,685,000
Series 2008 A, AMT, LOC: FNMA, LOC: FHLMC 0.190% 09/01/38 (03/03/10) (a)(b)	85,965,000	85,965,000
Series 2008, AMT, LIQ FAC: JPMorgan Chase Bank 0.330% 03/01/12 (03/04/10) (a)(b)	4,030,000	4,030,000
WI Menomonee Falls Industrial Development
Jema LLC, Series 1994, AMT, LOC: Bank One Milwaukee N.A. 0.810% 09/01/14 (03/04/10) (a)(b)	1,630,000	1,630,000
WI Milwaukee
Series 2009, 2.000% 06/30/10	25,000,000	25,121,706
WI Oconomowoc Community Development Authority
85 Oconomowoc LLC, Series 2004, AMT, LIQ FAC: FNMA 0.250% 12/01/44 (03/04/10) (a)(b)	4,430,000	4,430,000
WI Oconto Industrial Development
Unlimited Services of Wisconsin, Series 2000, AMT, LOC: U.S. Bank N.A. 0.600% 11/01/12 (03/04/10) (a)(b)	550,000	550,000

See Accompanying Notes to Financial Statements.

26

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
WI Park Falls Industrial Development
Shield Brothers, Inc., Series 2000, AMT, LOC: Bank One Wisconsin 0.410% 08/01/20 (03/04/10) (a)(b)	600,000	600,000
WI Pewaukee Industrial Development
Mixer Systems, Inc., Series 2000, AMT, LOC: JPMorgan Chase & Co. 0.810% 09/01/20 (03/04/10) (a)(b)	1,400,000	1,400,000
WI Sheboygan Industrial Development
SBCO Foods of Wisconsin, Series 2002, AMT, LOC: Bank One N.A. 0.810% 08/01/12 (03/04/10) (a)(b)	1,270,000	1,270,000
Wisconsin Total		235,131,706
Wyoming – 0.8%
WY Student Loan Corp.
Series 2008 A1, AMT, LOC: Royal Bank of Canada 0.220% 06/01/35 (03/04/10) (a)(b)	65,000,000	65,000,000
Wyoming Total		65,000,000
Total Municipal Bonds (cost of $7,247,057,703)		7,247,057,703
Short-Term Obligations – 6.8%
Variable Rate Demand Notes – 6.8%
Federal Home Loan Mortgage Corp.
0.200% 09/15/50 (03/04/10) (b)(c)(g)	259,512,000	259,512,000
0.230% 06/15/36 (03/04/10) (b)(c)(g)	34,095,000	34,095,000
FHLMC Multi-Family VRD Certificates
0.230% 05/15/46 (03/04/10) (b)(c)	46,015,000	46,015,000
0.260% 11/15/34 (03/04/10) (b)(c)	10,585,050	10,585,050
0.260% 02/15/35 (03/04/10) (b)(c)	10,293,882	10,293,882
0.260% 08/15/45 (03/04/10) (b)(c)	116,994,855	116,994,855
0.260% 01/15/47 (03/04/10) (b)(c)	38,621,864	38,621,864

	Par ($)	Value ($)
Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT, GTY AGMT: Dexia Credit Local 0.520% 07/01/22 (03/04/10) (a)(b)	11,500,000	11,500,000
Variable Rate Demand Notes Total		527,617,651
Total Short-Term Obligations (cost of $527,617,651)		527,617,651
Total Investments – 100.7% (cost of $7,774,675,354) (h)		7,774,675,354
Other Assets & Liabilities, Net – (0.7)%		(55,602,265)
Net Assets – 100.0%		7,719,073,089

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2010.

(b)  Parenthetical date represents the next interest rate reset date for the security.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2010.

(d)  Effective January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(e)  Security exempt from registration pursuant to Rule 144A, under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities, which are not illiquid, amounted to $100,945,000, which represents 1.3% of net assets.

(f)  Security purchased on a delayed delivery basis.

(g)  The rate shown represents the discount rate at the date of purchase.

(h)  Cost for federal income tax purposes is $7,774,675,354.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's portfolio as of February 28, 2010.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
AMT	Alternative Minimum Tax
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

27

Columbia Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)

At February 28, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	93.9
93.9
Short-Term Obligations	6.8
Other Assets & Liabilities, Net	(0.7)
100.0

See Accompanying Notes to Financial Statements.

28

Statement of Assets and Liabilities – Columbia Municipal Reserves
February 28, 2010 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	7,774,675,354
	Cash	9,622
	Receivable for:
	Investments sold	1,770,029
	Fund shares sold	52,426
	Interest	12,457,668
	Expense reimbursement due from investment advisor	21,141
	Trustees' deferred compensation plan	10,778
	Prepaid expenses	97,658
	Total Assets	7,789,094,676
Liabilities	Payable for:
	Investments purchased on a delayed delivery basis	68,275,000
	Fund shares repurchased	8,829
	Distributions	124,195
	Investment advisory fee	956,660
	Administration fee	243,440
	Pricing and bookkeeping fees	50,448
	Transfer agent fee	12,627
	Trustees' fees	50,370
	Custody fee	16,607
	Distribution and service fees	154,301
	Shareholder administration fee	58,045
	Chief compliance officer expenses	667
	Trustees' deferred compensation plan	10,778
	Other liabilities	59,620
	Total Liabilities	70,021,587
	Net Assets	7,719,073,089
Net Assets Consist of	Paid-in capital	7,718,211,224
	Undistributed net investment income	1,204,051
	Accumulated net realized loss	(342,186)
	Net Assets	7,719,073,089

See Accompanying Notes to Financial Statements.

29

Statement of Assets and Liabilities (continued) – Columbia Municipal Reserves
February 28, 2010 (Unaudited)

Capital Class Shares	Net assets	$4,656,637,446
	Shares outstanding	4,656,126,895
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$399,091,474
	Shares outstanding	399,049,630
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$61,776,627
	Shares outstanding	61,770,383
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$575,982,266
	Shares outstanding	575,928,391
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$40,898,076
	Shares outstanding	40,893,918
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,084,952,943
	Shares outstanding	1,084,841,053
	Net asset value per share	$1.00
Class Z Shares	Net assets	$32,396,151
	Shares outstanding	32,392,901
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$867,338,106
	Shares outstanding	867,253,763
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

30

Statement of Operations – Columbia Municipal Reserves
For the Six Months Ended February 28, 2010 (Unaudited)

		($)
Investment Income	Interest	17,712,461
Expenses	Investment advisory fee	6,495,174
	Administration fee	4,260,111
	Distribution fee:
	Investor Class Shares	23,505
	Daily Class Shares	2,092,844
	Service fee:
	Liquidity Class Shares	167,971
	Adviser Class Shares	786,363
	Investor Class Shares	58,763
	Daily Class Shares	1,494,888
	Shareholder administration fee:
	Trust Class Shares	204,109
	Institutional Class Shares	212,274
	Pricing and bookkeeping fees	187,411
	Transfer agent fee	32,596
	Trustees' fees	17,449
	Custody fee	50,369
	Chief compliance officer expenses	1,879
	Treasury temporary guarantee program fee	136,756
	Other expenses	246,591
	Total Expenses	16,469,053
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(2,631,343)
	Fees waived by distributor:
	Trust Class Shares	(549)
	Liquidity Class Shares	(5,581)
	Adviser Class Shares	(152,152)
	Investor Class Shares	(32,861)
	Daily Class Shares	(2,343,095)
	Fees waived by shareholder service provider—Liquidity Class Shares	(67,188)
	Expense reductions	(8)
	Net Expenses	11,236,276
	Net Investment Income	6,476,185
	Net realized gain on investments	88,078
	Net Increase Resulting from Operations	6,564,263

See Accompanying Notes to Financial Statements.

31

Statement of Changes in Net Assets – Columbia Municipal Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2010 ($)	Year Ended August 31, 2009 ($)
Operations	Net investment income	6,476,185	82,735,396
	Net realized gain (loss) on investments	88,078	(430,264)
	Net increase resulting from operations	6,564,263	82,305,132
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(5,228,578)	(37,142,706)
	Trust Class Shares	(217,008)	(6,423,908)
	Liquidity Class Shares	(48,541)	(1,743,802)
	Adviser Class Shares	(32,370)	(9,923,947)
	Investor Class Shares	(144)	(531,625)
	Daily Class Shares	—	(14,726,659)
	Class Z Shares	(35,525)	(457,539)
	Institutional Class Shares	(914,277)	(11,785,210)
	Total distributions to shareholders	(6,476,443)	(82,735,396)
	Net Capital Stock Transactions	(823,478,858)	727,710,867
	Total increase (decrease) in net assets	(823,391,038)	727,280,603
Net Assets	Beginning of period	8,542,464,127	7,815,183,524
	End of period	7,719,073,089	8,542,464,127
	Undistributed net investment income at end of period	1,204,051	1,204,309

See Accompanying Notes to Financial Statements.

32

Statement of Changes in Net Assets (continued) – Columbia Municipal Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	7,672,728,247	7,672,728,247	13,659,410,029	13,659,410,029
Distributions reinvested	3,477,161	3,477,162	27,231,130	27,231,130
Redemptions	(7,675,567,395)	(7,675,567,395)	(12,237,799,934)	(12,237,799,934)
Net increase	638,013	638,014	1,448,841,225	1,448,841,225
Trust Class Shares
Subscriptions	302,470,314	302,470,314	839,745,102	839,745,102
Distributions reinvested	10,686	10,686	178,522	178,522
Redemptions	(360,082,047)	(360,082,047)	(808,836,827)	(808,836,827)
Net increase (decrease)	(57,601,047)	(57,601,047)	31,086,797	31,086,797
Liquidity Class Shares
Subscriptions	81,408,903	81,408,903	704,912,009	704,912,009
Distributions reinvested	47,382	47,382	1,727,125	1,727,125
Redemptions	(186,756,148)	(186,756,148)	(697,265,277)	(697,265,277)
Net increase (decrease)	(105,299,863)	(105,299,863)	9,373,857	9,373,857
Adviser Class Shares
Subscriptions	1,042,114,182	1,042,114,182	1,873,170,447	1,873,170,447
Distributions reinvested	23,231	23,231	6,380,783	6,380,783
Redemptions	(1,168,023,703)	(1,168,023,703)	(2,135,295,605)	(2,135,295,605)
Net decrease	(125,886,290)	(125,886,290)	(255,744,375)	(255,744,375)
Investor Class Shares
Subscriptions	29,228,539	29,228,539	119,154,411	119,154,411
Distributions reinvested	144	144	530,723	530,723
Redemptions	(42,147,725)	(42,147,725)	(120,695,772)	(120,695,772)
Net decrease	(12,919,042)	(12,919,042)	(1,010,638)	(1,010,638)
Daily Class Shares
Subscriptions	486,397,604	486,397,604	1,804,097,627	1,804,097,627
Distributions reinvested	—	—	14,726,659	14,726,659
Redemptions	(748,721,001)	(748,721,001)	(2,461,461,329)	(2,461,461,329)
Net decrease	(262,323,397)	(262,323,397)	(642,637,043)	(642,637,043)
Class Z Shares
Subscriptions	5,015,058	5,015,058	17,777,361	17,777,361
Distributions reinvested	33,538	33,538	430,922	430,922
Redemptions	(9,032,546)	(9,032,546)	(18,158,642)	(18,158,642)
Net increase (decrease)	(3,983,950)	(3,983,950)	49,641	49,641
Institutional Class Shares
Subscriptions	1,568,196,385	1,568,196,385	3,288,080,836	3,288,080,836
Distributions reinvested	890,609	890,610	11,519,175	11,519,175
Redemptions	(1,825,190,278)	(1,825,190,278)	(3,161,848,608)	(3,161,848,608)
Net increase (decrease)	(256,103,284)	(256,103,283)	137,751,403	137,751,403

See Accompanying Notes to Financial Statements.

33

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0010		0.0125		0.0266		0.0351		0.0143		0.0256		0.0128
Less Distributions to Shareholders:
From net investment income	(0.0010)		(0.0125)		(0.0266)		(0.0351)		(0.0143)		(0.0256)		(0.0128)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.10	%(e)	1.26%		2.70%		3.56%		1.44	%(e)	2.59%		1.28%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(f)(g)	0.23	%(f)	0.20	%(f)	0.20	%(f)	0.20	%(f)(g)	0.20	%(f)	0.20%
Waiver/Reimbursement	0.06	%(g)	0.05%		0.05%		0.06%		0.06	%(g)	0.06%		0.08%
Net investment income	0.20	%(f)(g)	1.15	%(f)	2.72	%(f)	3.52	%(f)	3.43	%(f)(g)	2.60	%(f)	1.33%
Net assets, end of period (000s)	$4,656,637		$4,655,880		$3,207,123		$4,451,392		$5,245,065		$3,537,820		$3,338,133

(a)  On December 31, 2009, Columbia Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

34

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0005		0.0115		0.0256		0.0341		0.0139		0.0246		0.0118
Less Distributions to Shareholders:
From net investment income	(0.0005)		(0.0115)		(0.0256)		(0.0341)		(0.0139)		(0.0246)		(0.0118)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.05	%(e)	1.15%		2.59%		3.46%		1.40	%(e)	2.49%		1.18%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.30	%(f)(g)	0.33	%(f)	0.30	%(f)	0.30	%(f)	0.30	%(f)(g)	0.30	%(f)	0.30%
Waiver/Reimbursement	0.06	%(g)	0.05%		0.05%		0.06%		0.06	%(g)	0.06%		0.08%
Net investment income	0.11	%(f)(g)	1.09	%(f)	2.55	%(f)	3.40	%(f)	3.31	%(f)(g)	2.49	%(f)	1.16%
Net assets, end of period (000s)	$399,091		$456,691		$425,627		$419,275		$551,810		$520,422		$407,159

(a)  On December 31, 2009, Columbia Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

35

Financial Highlights – Columbia Municipal Reserves

Selected date for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0003		0.0110		0.0251		0.0336		0.0137		0.0241		0.0113
Less Distributions to Shareholders:
From net investment income	(0.0003)		(0.0110)		(0.0251)		(0.0336)		(0.0137)		(0.0241)		(0.0113)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.03	%(e)	1.10%		2.54%		3.41%		1.38	%(e)	2.43%		1.13%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.34	%(f)(g)	0.38	%(f)	0.35	%(f)	0.35	%(f)	0.35	%(f)(g)	0.35	%(f)	0.35%
Waiver/Reimbursement	0.17	%(g)	0.15%		0.15%		0.16%		0.16	%(g)	0.16%		0.18%
Net investment income	0.07	%(f)(g)	1.11	%(f)	2.68	%(f)	3.35	%(f)	3.27	%(f)(g)	2.39	%(f)	1.17%
Net assets, end of period (000s)	$61,777		$167,085		$157,720		$308,502		$339,422		$315,658		$345,842

(a)  On December 31, 2009, Columbia Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

36

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(h)	0.0100		0.0241		0.0326		0.0133		0.0231		0.0103
Less Distributions to Shareholders:
From net investment income	—	(h)	(0.0100)		(0.0241)		(0.0326)		(0.0133)		(0.0231)		(0.0103)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.00	%(e)(i)	1.00%		2.44%		3.31%		1.33	%(e)	2.33%		1.03%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.40	%(f)(g)	0.48	%(f)	0.45	%(f)	0.45	%(f)	0.45	%(f)(g)	0.45	%(f)	0.45%
Waiver/Reimbursement	0.11	%(g)	0.05%		0.05%		0.06%		0.06	%(g)	0.06%		0.08%
Net investment income	0.01	%(f)(g)	1.06	%(f)	2.40	%(f)	3.26	%(f)	3.16	%(f)(g)	2.33	%(f)	1.01%
Net assets, end of period (000s)	$575,982		$701,879		$957,701		$912,798		$661,680		$527,961		$474,653

(a)  On December 31, 2009, Columbia Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than $0.0001 per share.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

37

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(h)	0.0090		0.0231		0.0316		0.0129		0.0221		0.0093
Less Distributions to Shareholders:
From net investment income	—	(h)	(0.0090)		(0.0231)		(0.0316)		(0.0129)		(0.0221)		(0.0093)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.00	%(e)(i)	0.91%		2.34%		3.20%		1.29	%(e)	2.23%		0.93%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.41	%(f)(g)	0.58	%(f)	0.55	%(f)	0.55	%(f)	0.55	%(f)(g)	0.55	%(f)	0.55%
Waiver/Reimbursement	0.20	%(g)	0.05%		0.05%		0.06%		0.06	%(g)	0.06%		0.08%
Net investment income	—	%(g)	0.88	%(f)	2.28	%(f)	3.15	%(f)	3.07	%(f)(g)	2.19	%(f)	0.88%
Net assets, end of period (000s)	$40,898		$53,818		$54,832		$46,035		$74,219		$66,136		$84,348

(a)  On December 31, 2009, Columbia Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  Rounds to less than $0.0001 per share.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

38

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		0.0071		0.0206		0.0291		0.0118		0.0196		0.0068
Less Distributions to Shareholders:
From net investment income	—		(0.0071)		(0.0206)		(0.0291)		(0.0118)		(0.0196)		(0.0068)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.00	%(e)	0.71%		2.08%		2.95%		1.19	%(e)	1.97%		0.68%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.41	%(f)(g)	0.78	%(f)	0.80	%(f)	0.80	%(f)	0.80	%(f)(g)	0.80	%(f)	0.80%
Waiver/Reimbursement	0.45	%(g)	0.10%		0.05%		0.06%		0.06	%(g)	0.06%		0.08%
Net investment income	—	%(g)	0.78	%(f)	1.99	%(f)	2.91	%(f)	2.81	%(f)(g)	2.02	%(f)	0.67%
Net assets, end of period (000s)	$1,084,953		$1,347,281		$1,990,097		$1,562,589		$1,433,097		$1,368,604		$591,206

(a)  On December 31, 2009, Columbia Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

39

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
Class Z Shares	2010 (a)		2009	2008	2007	2006 (b)		2006 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0010		0.0125	0.0267	0.0351	0.0143		0.0109
Less Distributions to Shareholders:
From net investment income	(0.0010)		(0.0125)	(0.0267)	(0.0351)	(0.0143)		(0.0109)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.10	%(f)	1.26%	2.70%	3.56%	1.44	%(f)	1.09	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.20	%(h)	0.23%	0.20%	0.20%	0.20	%(h)	0.20	%(h)
Waiver/Reimbursement	0.06	%(h)	0.05%	0.05%	0.06%	0.06	%(h)	0.06	%(h)
Net investment income (g)	0.21	%(h)	1.24%	2.70%	3.51%	3.42	%(h)	2.96	%(h)
Net assets, end of period (000s)	$32,396		$36,380	$36,333	$39,772	$51,606		$54,158

(a)  On December 31, 2009, Columbia Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Class Z Shares commenced operations on November 18, 2005.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

40

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2010 (a)		2009		2008		2007		2006 (b)		2006		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0008		0.0121		0.0262		0.0347		0.0142		0.0252		0.0124
Less Distributions to Shareholders:
From net investment income	(0.0008)		(0.0121)		(0.0262)		(0.0347)		(0.0142)		(0.0252)		(0.0124)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (c)(d)	0.08	%(e)	1.22%		2.66%		3.52%		1.42	%(e)	2.55%		1.24%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.24	%(f)(g)	0.27	%(f)	0.24	%(f)	0.24	%(f)	0.24	%(f)(g)	0.24	%(f)	0.24%
Waiver/Reimbursement	0.06	%(g)	0.05%		0.05%		0.06%		0.06	%(g)	0.06%		0.08%
Net investment income	0.17	%(f)(g)	1.12	%(f)	2.67	%(f)	3.47	%(f)	3.38	%(f)(g)	2.49	%(f)	1.33%
Net assets, end of period (000s)	$867,338		$1,123,450		$985,752		$1,048,065		$783,898		$578,505		$871,984

(a)  On December 31, 2009, Columbia Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

41

Notes to Financial Statements – Columbia Municipal Reserves
February 28, 2010 (Unaudited)

Note 1. Organization

Columbia Municipal Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia Municipal Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each of the Predecessor Fund's share classes was reorganized into the corresponding share class of the Fund. After the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class Z and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted

42

Columbia Municipal Reserves, February 28, 2010 (Unaudited)

prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2009 was as follows:

Distributions paid from:
Tax-Exempt Income	$80,160,483
Ordinary Income*	2,574,913
Long-Term Capital Gains	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2009, may be available to reduce taxable income

43

Columbia Municipal Reserves, February 28, 2010 (Unaudited)

arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2017	$430,264

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives an investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the six month period ended February 28, 2010, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Bank of America, N.A., an indirect parent company of Columbia, entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes the sale of the part of the asset management business that advises long-term mutual funds, but does not include the sale of the part of the asset management business that advises the Fund. The transaction is subject to certain approvals and other conditions to closing and is currently expected to close on or about May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Fund and its investment advisor, administrator and distributor will change as shown in the following table:

	Current Name	New Name
Fund:	Columbia Municipal Reserves	BofA Municipal Reserves

Advisor/Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC

Distributor:	Columbia Management Distributors, Inc.	BofA Distributors, Inc.

Effective upon the Closing, references to the current names of the Fund, Columbia and Columbia Management Distributors, Inc. will be deemed to be references to their respective new names. Certain other changes will also occur upon the Closing.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following

44

Columbia Municipal Reserves, February 28, 2010 (Unaudited)

annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by Columbia in the performance of services under the Services Agreement.

The Services Agreement will be terminated upon the Closing, and the services provided thereunder will be covered under an amended administration agreement with Columbia.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2010, no minimum account balance fees were charged by the Fund.

Effective upon the Closing, it is expected that the Fund will engage BFDS as its new transfer agent.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class and Daily Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling

45

Columbia Municipal Reserves, February 28, 2010 (Unaudited)

agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Daily Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

46

Columbia Municipal Reserves, February 28, 2010 (Unaudited)

At February 28, 2010, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the six month period ended
2013	2012	2011	2010	recovery	2/28/10
$2,631,343	$4,190,592	$4,288,091	$4,996,638	$16,106,664	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2010, these custody credits reduced total expenses by $8 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2010, the Fund did not borrow under these arrangements.

47

Columbia Municipal Reserves, February 28, 2010 (Unaudited)

Note 7. Shares of Beneficial Interest

As of February 28, 2010, 55.6% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2010, the Fund had three shareholders that collectively held 33.5% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

As of February 28, 2010, no other shareholders owned more than 5% of the outstanding shares of the Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to the Fund's shares.

Under the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss in the event that the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Fund paid $2,856,850 to the Treasury to participate in the Program. This fee was expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 4.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008 and the distribution earmarked for the Columbia Funds and their shareholders has been substantially completed.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC

48

Columbia Municipal Reserves, February 28, 2010 (Unaudited)

("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

49

Board Consideration and Re-Approval of Investment
Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA" or the "Adviser") for Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Daily Cash Reserves, Columbia Government Reserves, Columbia Government Plus Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves and Columbia Treasury Reserves. The investment advisory agreement with CMA is referred to as an "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at meetings held on November 5-6, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at http://www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss each Fund's performance with its respective portfolio manager(s). In addition to these meetings, the Investment Committee receives and discusses performance reports at its quarterly meetings. The Contracts Review Committee of the Board also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

The Board noted that Bank of America, N.A., the parent company of the Adviser, had entered into an agreement to sell a portion of the asset management business of the Adviser to Ameriprise Financial, Inc. (the "Transaction"). The Board noted that the Transaction was expected to close in the spring of 2010 and that its review of the Advisory Agreement was separate and distinct from any analysis regarding new advisory or sub-advisory arrangements that may result from the closing of the Transaction.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by CMA under the Advisory Agreement. The most recent investment adviser registration form for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Funds and CMA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered

50

information regarding the nature of CMA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by CMA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to CMA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in their respective Peer Groups (as defined below).

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of Funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, and independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to actual management fees; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered certain risk-adjusted performance data.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of

51

the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues declined over a five-year period during which fund assets increased by 53% and the shareholder benefit over a four-year period has remained steady at approximately 33% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to their other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationship with the Funds. Such benefits could include, among others, benefits attributable to CMA's relationship with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Funds and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receives throughout the year. In this regard, the Board and its Committees review reports of CMA at each of its quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, at the June Investment Committee meeting.

Fund-Specific Considerations for Certain "Review" Funds. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

Columbia Municipal Reserves—The Board engaged in further review of Columbia Municipal Reserves because its Actual Management Rate was appreciably above the median range of its Peer Group. However, the Board noted factors such as the positive performance of the Fund relative to its performance Universe over some periods and the Fund's emphasis on liquidity and capital preservation over yield. The Board also noted the implementation of a revised cash management platform throughout 2009. Taking into account these matters and other factors considered, the Board concluded that the Fund's Actual Management Rate was acceptable.

52

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

53

Summary of Management Fee Evaluation by
Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

November 12, 2009

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fifth annual written evaluation of the fee negotiation process. As was the case with the 2007 and 2008 reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees ... using ... an annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds are treated in a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2008 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

54

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund, subject to the following: on September 30, 2009, Ameriprise Financial, Inc. ("Ameriprise") announced that it had agreed to purchase the investment management business of CMG with the exception of its cash and liquidity management business which includes the Nations money market Funds. As a result, the Trustees requested information from CMG as to the plans of CMG and its parent with respect to the provision of investment management services to those Funds after the consummation of the proposed transaction. As of the date of this report, that information has not yet been provided. However, as the transaction is not expected to close until the spring of 2010, the Trustees concluded that they would have ample opportunity to take appropriate steps with respect to the investment management agreements of the money market Funds, including invoking the 60-day termination provisions of those agreements, in response to the information to be provided by CMG and reviewed by the IFC.

In my view, the process by which the proposed management fees of the Funds have been negotiated in 2009 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds was relatively strong for the measuring periods ending March 31, 2009. Between one-third and nearly one-half of the Funds were ranked in either the first or second quintiles in the one-, three-, five-, and 10-year periods, and no more than 8% were in the fifth quintile for these periods. Overall, the performance was stronger in the two longer periods.

4.  The strongest performing groups over the one-, three-, and five-year periods were active equity, quantitative strategies, and, to a lesser extent, money market Funds. Sub-advised Funds were the weakest performers, with over 60% of the Funds in the bottom two quintiles in the one- and three-year periods. For the same two periods, no more than 15% percent of the sub-advised Funds were in the top two quintiles. Almost half of fixed-income Funds ranked in the bottom two quintiles in the one- and three-year periods.

5.  Overall performance of the Funds was less robust in 2009 than in 2008 and 2007 for the one- and three-year performance periods. For example, 62% of the Funds were in the top two quintiles in 2007 for the one-year period compared with 33% in 2009. The ranks of those in the bottom two quintiles rose significantly between 2007 and 2009, led by money market and fixed-income Funds in the one- and three-year periods. For the three-year period, there was a similar trend with respect to sub-advised Funds.

6.  The performance of the active equity Funds against their benchmarks was strong for the one-, three-, and five-year performance periods. In contrast, more than half of the sub-advised Funds failed to beat their benchmarks on a net basis in the one- and three-year periods. The fixed-income Funds consistently produced gross returns below those of their benchmarks. Lipper quintile rankings of the actively managed equity Funds are highly correlated with their performance against their benchmarks in the sense that net returns in excess of the benchmark appear necessary to achieve a ranking in one of the top three quintiles. No such correlation was observed for fixed-income and quantitative strategies Funds.

7.  The equity Funds' overall performance adjusted for risk was mixed. Based upon three-year returns, less than 40% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes; 60% were in the bottom half of their universes. About 30% of the fixed income Funds posted high returns and low risk relative to comparable funds. Over 60% of the fixed-income Funds took on more risk than the typical fund in their performance universes.

8.  The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Nations Funds are compared with funds in performance universes that

55

include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a "filtered universe") lowers the relative performance for the Funds, but generally not to a material extent. The filtering process, however, did identify two Funds for further review that had not been so identified using unfiltered universes.

9.  A small number of Funds have consistently underperformed over the past five years. The exact number depends on the criteria used to evaluate longer-term performance. For example, six different Funds have had below-median performance in at least four out of the five years between 2005 and 2009 for either the one- or three-year performance periods from 2005 to 2009. If the threshold were the 60th percentile, only two Funds would have satisfied the criteria.

10.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance, and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

11.  The Funds' management fees and total expenses are generally low relative to those of their peers, with over half the Funds ranking in the most favorable two quintiles. For total expenses, slightly more than one-quarter are in the bottom two quintiles, while slightly less than two-fifths are in the bottom two quintiles for actual management fees. Fixed-income and quantitative strategies Funds have the lowest fees and expenses relative to their peers. The sub-advised Funds account for the majority of Funds in the fifth quintile for both management fees and total expenses.

12.  The distribution of management fee rankings has changed little over the past three years, while the distribution of total expense rankings has moved in the direction of higher expenses. The most notable change involving total expenses has been a shift in the number of Funds from the first to the second quintile.

13.  The management fees of the non-subadvised Funds are generally in line with those of Columbia Funds supervised by the Atlantic Board of Trustees (the "Atlantic Funds"). The sub-advised large cap equity, international equity, and high yield Funds, however, generally have higher management fees than those of comparable Atlantic and non-subadvised Funds.

14.  The implementation of the new program of voluntary expense limits appears to have been associated, on balance, with less favorable expense rankings. This result reflects increases in expense limits for certain Funds, the removal of fee waivers, and the shift of certain expenses from CMA to the Funds. The decline in expense rankings is less significant, however, than CMA projected in December 2008.

D. Trustees' Advisory Contract Review Process

15.  The Trustees' evaluation process identified 22 Funds in 2009 for further review based upon long-standing criteria relating to their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. At the November meeting, CMG provided further information about each of those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

16.  CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, the establishment of expense limits for each Fund, enhanced shareholder services, fund mergers, and operational consolidation.

17.  An examination of the contractual fee schedules for five Nations Funds shows that the schedules for Small Cap II, Municipal Reserves, and Treasury Reserves compare favorably with those of their competitors, while the subadvised Marsico Growth and High Yield VS Funds have schedules generally above those of their peers, including funds that do not have a sub-adviser. The group fee with

56

breakpoints that characterizes the money market Fund schedules is not typically found among competitors, nearly all of which have flat fee schedules.

F. Management Fees Charged to Institutional Clients

18.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, actual and scheduled institutional fees are generally, but not always, lower than the Funds' management fees. CMG provided additional data this year demonstrating that at small asset levels, the effective fee of certain Funds may be equal to or less than institutional fee levels at those asset levels, due to the effect of expense limits on small funds with high gross expenses. CMG also analyzed the differences between the services provided and risks borne on the one hand by a manager of mutual funds and on the other by institutional advisers, and suggested that these differences should be kept in mind when Trustees review the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

19.  The activity-based cost allocation methodology employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG further refined the technique by allocating additional indirect expenses on an activity basis.

20.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses of and profitability to CMG arising out of its relationships with the Funds.

21.  CMG provided a firm-wide pro forma 2009 income statement demonstrating the effect of market events beginning in the fourth quarter of 2008 on its revenues and profitability to provide an additional perspective on calendar 2008 profitability data.

22.  In 2008, CMG's pre-tax pre- and post-distribution margins on the Nations Funds were above the industry mean and median, based on limited data available for publicly held mutual fund managers and excluding the costs of CMG's money market capital support programs. However, as is to be expected in a 63-Fund complex, some Nations Funds had relatively high pre-tax profit margins in 2008, when calculated solely with respect to management revenues and expenses, while other Nations Funds operated at a loss. There is a positive relationship between Fund size and profitability to CMG, with smaller Funds generally operating at a loss to CMG.

23.  CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, with respect to assets of its clients invested in Nations Funds to compensate it for services it performs with respect to those client assets and for the effect of state law limitations on affiliates charging multiple fees. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for identifying a Fund for further review (a "Review Fund") to include criteria that focus exclusively on performance. They may also wish to consider whether it would be useful to apply CMG's own internal monitoring standards for Fund performance to the contract review process, or whether such criteria are more relevant to their ongoing investment oversight.

2)  Presentation of Review Fund discussion. CMG should consider whether it could more systematically present in one discussion all relevant information regarding each Review Fund, which is now split into several different portions of the 15(c) materials. For any Fund that has been a Review Fund in consecutive years, CMG should address under what circumstances it could reasonably be anticipated that the Fund would lose that status.

3)  Refinement of tax-exempt performance data. Certain single-state tax-exempt Funds compete in extremely small universes and are compared to a multi-state benchmark of uncertain relevance. Notwithstanding the difficulties, CMG should work to improve the reliability of the calculation of relative performance of these Funds. If that is not possible, CMG should provide guidance on how the Trustees should judge the quality of CMG's management of these Funds.

57

4)  Development of risk metrics for asset-allocation, tax-exempt, and money market Funds. CMG has developed and shared with the Trustees quantitative risk metrics comparing equity and taxable fixed-income Funds against their peers. However, reliable risk metrics have not been developed for asset-allocation, tax-exempt fixed income, and money market Funds. We urge CMG to continue its efforts to provide reliable risk measures for these categories of Funds, especially in the cases of asset-allocation and money market funds, because their investors are likely to be motivated at least in part by a desire to manage risk.

5)  Profitability data. For any period during which CMG is an affiliate of U.S. Trust, Bank of America Private Wealth Management, CMG should continue to present to the Trustees the profitability of each Fund, each investment style and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

d.  Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

6)  Contractual fee analysis. This year CMG presented a new Lipper report comparing the contractual management fees of Funds with those of competitors in similar investment styles. However, the reliability of the conclusion—that Fund management fee breakpoints compared favorably with competitive fee rates—was limited by the use of competitive funds at all asset levels. The sponsors of a $100 million mutual fund may not have given much thought to breakpoints at $5 billion; therefore, that fund's contractual fee at that level is unlikely to compare favorably with that of a $5 billion Fund. Limiting the competitors to the Lipper expense group, whose constituents are similar in size to the relevant Fund, would make the results more meaningful. In addition, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

7)  Pro forma profitability data. In any year in which CMG or the Trustees believe that the prior year's profitability is unlikely to be representative of current business results due to changes in markets or for any other reason, CMG should, consistent with this year's practice, prepare a pro forma income statement based on year-to-date actual data and reasonable projections used for its own business planning purposes.

8)  Additional institutional data and analysis. While CMG provided a substantial amount of information on its institutional business, we suggest some additional items for future years: (a) profitability data for the institutional business in the format, and based upon the same allocation methodologies, used to present Fund profitability, (b) an explanation of how CMA sets institutional fee breakpoints, which normally begin at asset levels far lower than those found in Fund management fee breakpoints, and (c) distinguishing in all institutional fee materials fees of accounts acquired prior to the development of current fee schedules (so-called "legacy" accounts) from the fees of accounts launched after that time.

9)  Management fee disparities. In any future study of management fees, CMG and the Nations Trustees should analyze the differences in management fee schedules. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families sponsored by CMG, such as differences in the management styles of different Funds included the same Lipper category. Finally, if CMG proposes a management fee change or an expense cap for

58

any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

10)  Explanation of data supplied to Lipper. Each year, as part of the 15(c) process, CMG retains Lipper to compare the fees and expenses of each Fund to a group of competitors. In many cases, CMG, with the approval of the Trustees, adjusts the actual expense data, which is based on the most recent full fiscal year of the Fund (and each competitive fund) to reflect changes in fees or expense limits that occurred during or after the relevant fiscal year. This improves the reliability and usefulness of the comparison. However, to ensure that the Trustees know when and how CMG adjusted the data, we recommend that CMG prepare a table listing for each Fund what adjustments were made, e.g., to reflect a new expense limitation of x basis points that commenced on y date.

11)  Reduction of volume of paper documents submitted. The effort to streamline and better organize the data presented to the Trustees and the process by which that data was prepared and organized continued to be well-received by all parties. Notwithstanding past success, it is always appropriate to look for opportunities to reduce and simplify the presentation of 15(c) data. One possibility would be to remove the 127 pages of biographical data, most if not all of which the Trustees have previously seen as part of their ongoing investment oversight duties, from the paper volume and post it on the Internet-based document storage and retrieval system used by the Funds to provide reference data to Trustees.

Respectfully submitted,
Steven E. Asher

59

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Municipal Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

61

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Municipal Reserves

Semiannual Report, February 28, 2010

©2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/35124-0210 (04/10) 10/U2S165

Columbia Management®

Semiannual Report

February 28, 2010

Columbia Money Market Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	10

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	23

Board Consideration and Re-Approval of Investment Advisory Agreement	32

Summary of Management Fee Evaluation by Independent Fee Consultant	36

Important Information About This Report	45

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Bank of America, N.A. previously announced its decision to sell Columbia Management's long-term asset management business to Ameriprise Financial, Inc. This includes the management of Columbia Management's equity and fixed-income mutual funds but not the money market funds. This transaction is subject to certain approvals and other conditions of closing and is currently expected to occur this spring. Bank of America also previously announced that it will retain Columbia Management's cash business, including the management of Columbia Management's money market funds.

The bank decided to retain the cash business based on the breadth of its product offering and the depth of its client relationships. Columbia Management's cash business will remain with Bank of America within the Global Wealth and Investment Management organization and will be led by Michael Pelzar as head of the cash business effective as of the closing of Bank of America's sale of Columbia Management's long-term asset management business to Ameriprise Financial. We want to assure you that the cash funds' portfolio managers continue to focus on providing uninterrupted service to fund shareholders.

Effective at the time of the closing, the cash business will use the name BofATM Global Capital Management. The advisor will remain the same and will be renamed BofA Advisors, LLC. The cash business will continue to offer a wide array of liquidity products including the current Columbia money market funds, which will be rebranded as BofA Funds.

Meanwhile, transition teams across the company have been formed to oversee integration efforts including rebranding initiatives and client communications. As a valued investor in Columbia Management's money market funds, please know that our goal is to ensure a smooth transition and provide you with the highest quality products and services. We are working diligently to seek a seamless transition for our clients and will keep you informed as the transition progresses.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Understanding Your Expenses – Columbia Money Market Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/09 – 02/28/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.60	1,023.80	0.99	1.00	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,023.31	1.49	1.51	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.16	1.64	1.66	0.33
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.06	1.74	1.76	0.35
Institutional Class Shares	1,000.00	1,000.00	1,000.40	1,023.60	1.19	1.20	0.24
Retail A Shares	1,000.00	1,000.00	1,000.30	1,023.46	1.34	1.35	0.27
G-Trust Shares	1,000.00	1,000.00	1,000.60	1,023.80	0.99	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Money Market Reserves

February 28, 2010 (Unaudited)

Commercial Paper – 36.6%
	Par ($)	Value ($)
American Honda Finance Corp.
0.190% 03/02/10 (a)	20,000,000	19,999,894
0.190% 03/17/10 (a)	13,000,000	12,998,902
Atlantis One Funding Corp.
0.260% 07/14/10 (a)(b)	67,000,000	66,999,990
0.280% 07/06/10 (a)(b)	28,000,000	27,972,342
0.305% 07/13/10 (a)(b)	48,995,000	48,939,377
0.310% 07/07/10 (a)(b)	91,815,000	91,713,799
0.310% 07/19/10 (a)(b)	37,500,000	37,454,792
0.330% 04/06/10 (a)(b)	80,000,000	79,973,600
Barton Capital Corp.
0.200% 04/05/10 (a)(b)	20,739,000	20,734,967
0.200% 05/03/10 (a)(b)	26,000,000	25,990,900
0.200% 05/14/10 (a)(b)	11,000,000	10,995,478
BNZ International Funding Ltd.
0.250% 03/12/10 (a)(b)	45,000,000	44,996,563
0.260% 03/01/10 (a)(b)	40,000,000	40,000,000
Cancara Asset Securitisation LLC
0.210% 04/01/10 (a)(b)	70,000,000	69,987,342
0.230% 04/12/10 (a)(b)	19,700,000	19,694,714
0.240% 04/06/10 (a)(b)	63,000,000	62,984,880
0.240% 04/07/10 (a)(b)	70,000,000	69,982,733
Citigroup Funding, Inc.
0.200% 03/22/10 (a)	73,300,000	73,291,448
0.200% 03/24/10 (a)	56,700,000	56,692,755
Coca-Cola Co.
0.180% 03/17/10 (a)(b)	10,000,000	9,999,200
0.200% 04/13/10 (a)(b)	13,000,000	12,996,894
Dexia Delaware LLC
0.285% 03/03/10 (a)	135,000,000	134,997,862
E.ON AG
0.230% 05/18/10 (a)(b)	54,000,000	53,973,090
Edison Asset Securitization LLC
0.210% 03/09/10 (a)(b)	4,004,000	4,003,813
0.210% 03/11/10 (a)(b)	3,817,000	3,816,777
0.210% 03/16/10 (a)(b)	40,000,000	39,996,500
0.210% 03/29/10 (a)(b)	2,000,000	1,999,673
ENI Coordination Center SA
0.195% 04/26/10 (a)	19,000,000	18,994,237
0.200% 04/20/10 (a)	13,000,000	12,996,389
Fairway Finance LLC
0.190% 04/19/10 (a)(b)	12,000,000	11,996,897
0.200% 03/02/10 (a)(b)	42,538,000	42,537,764
0.200% 03/08/10 (a)(b)	10,000,000	9,999,611
0.210% 03/16/10 (a)(b)	5,037,000	5,036,559

	Par ($)	Value ($)
Falcon Asset Securitization Co. LLC
0.200% 05/25/10 (a)	41,750,000	41,730,285
FCAR Owner Trust
0.230% 04/01/10 (a)	108,900,000	108,878,432
0.250% 03/01/10 (a)	122,400,000	122,400,000
0.250% 03/05/10 (a)	1,600,000	1,599,956
0.250% 03/10/10 (a)	32,000,000	31,998,000
0.250% 03/18/10 (a)	15,000,000	14,998,229
0.250% 03/19/10 (a)	40,000,000	39,995,000
0.250% 04/01/10 (a)	79,000,000	78,982,993
Gemini Securitization Corp. LLC
0.200% 03/01/10 (a)(b)	50,000,000	50,000,000
0.200% 03/04/10 (a)(b)	55,000,000	54,999,083
0.200% 05/10/10 (a)(b)	29,000,000	28,988,722
General Electric Capital Corp.
0.220% 04/20/10 (a)	25,000,000	24,992,361
0.220% 04/21/10 (a)	89,000,000	88,972,262
0.220% 07/02/10 (a)	85,000,000	84,936,108
0.240% 03/24/10 (a)	26,000,000	25,996,013
0.240% 04/08/10 (a)	38,500,000	38,490,247
0.240% 04/12/10 (a)	82,000,000	81,977,040
0.260% 07/02/10 (a)	57,000,000	56,949,365
0.260% 07/09/10 (a)	65,000,000	64,938,972
0.300% 04/16/10 (a)	42,500,000	42,483,708
Governor & Co. of the Bank of Ireland
0.500% 03/23/10 (a)(b)	132,850,000	132,850,000
0.600% 04/21/10 (a)(b)	132,625,000	132,567,455
Grampian Funding LLC
0.260% 05/04/10 (a)(b)	88,000,000	87,959,324
0.270% 04/19/10 (a)(b)	57,000,000	56,979,052
0.270% 04/22/10 (a)(b)	175,000,000	174,931,750
0.310% 03/03/10 (a)(b)	96,000,000	95,998,347
Johnson & Johnson
0.200% 06/10/10 (a)(b)	52,500,000	52,470,542
LMA Americas LLC
0.190% 04/14/10 (a)(b)	29,500,000	29,493,149
Matchpoint Master Trust
0.300% 05/10/10 (a)(b)	47,000,000	46,972,583
0.300% 05/25/10 (a)(b)	15,000,000	14,989,375
0.320% 05/10/10 (a)(b)	33,000,000	32,979,467
MetLife Short Term Funding LLC
0.350% 03/29/10 (a)(b)	11,760,000	11,756,799
0.390% 03/23/10 (a)(b)	7,000,000	6,998,332
0.400% 03/03/10 (a)(b)	21,000,000	20,999,533
0.400% 03/09/10 (a)(b)	18,000,000	17,998,400
0.420% 03/08/10 (a)(b)	29,000,000	28,997,632

See Accompanying Notes to Financial Statements.

2

Columbia Money Market Reserves

February 28, 2010 (Unaudited)

Commercial Paper (continued)
	Par ($)	Value ($)
Nestle Finance International Ltd.
0.270% 08/24/10 (a)	100,000,000	99,868,000
Old Line Funding LLC
0.190% 03/08/10 (a)(b)	10,000,000	9,999,631
0.200% 03/02/10 (a)(b)	17,023,000	17,022,905
0.200% 03/08/10 (a)(b)	15,000,000	14,999,417
Prudential PLC
0.200% 04/15/10 (a)	13,000,000	12,996,750
0.200% 04/19/10 (a)	47,000,000	46,987,206
0.240% 04/06/10 (a)	40,000,000	39,990,400
0.240% 05/24/10 (a)	131,000,000	130,926,640
Royal Park Investments Funding Corp.
0.220% 04/07/10 (a)(b)	45,000,000	44,989,825
0.230% 03/23/10 (a)(b)	76,000,000	75,989,318
0.230% 03/24/10 (a)(b)	81,000,000	80,988,097
0.240% 04/07/10 (a)(b)	86,000,000	85,978,787
Santander Central Hispano Finance Delaware, Inc.
0.280% 07/21/10 (a)	133,000,000	132,853,109
0.310% 04/30/10 (a)	39,000,000	38,979,850
Sheffield Receivable Corp.
0.200% 05/19/10 (a)(b)	14,000,000	13,993,856
Societe de Prise de Participation de l'Etat
0.200% 03/02/10 (a)(b)	25,000,000	24,999,861
0.205% 05/20/10 (a)(b)	81,000,000	80,963,100
0.205% 05/21/10 (a)(b)	70,000,000	69,967,712
0.250% 05/27/10 (a)(b)	55,000,000	54,966,771
Starbird Funding Corp.
0.200% 03/04/10 (a)(b)	24,000,000	23,999,600
0.200% 03/08/10 (a)(b)	50,000,000	49,998,056
Thunder Bay Funding LLC
0.200% 03/09/10 (a)(b)	19,520,000	19,519,132
Total Capital Canada Ltd.
0.190% 03/04/10 (a)(b)	29,000,000	28,999,541
Toyota Credit Canada, Inc.
0.230% 03/12/10 (a)	29,000,000	28,997,962
0.230% 04/05/10 (a)	19,500,000	19,495,640
0.240% 04/07/10 (a)	13,000,000	12,996,793
Toyota Financial Services de Puerto Rico, Inc.
0.210% 03/05/10 (a)	41,000,000	40,999,043
0.240% 04/05/10 (a)	22,000,000	21,994,867

	Par ($)	Value ($)
Toyota Motor Credit Corp.
0.200% 03/03/10 (a)	75,000,000	74,999,167
0.200% 03/17/10 (a)	25,000,000	24,997,778
0.220% 03/10/10 (a)	87,000,000	86,995,215
0.220% 03/17/10 (a)	58,000,000	57,994,329
0.360% 04/12/10 (a)	154,000,000	153,935,320
Total Commercial Paper (cost of $4,997,381,936)		4,997,381,936
Certificates of Deposit – 36.2%
Allied Irish Banks PLC
0.500% 03/16/10	128,500,000	128,500,000
0.500% 03/19/10	53,601,000	53,601,000
0.540% 05/17/10	21,000,000	20,975,745
0.600% 04/15/10	127,500,000	127,500,000
0.600% 04/20/10	53,400,000	53,400,000
Banco Bilbao Vizcaya Argentaria/NY
0.275% 03/02/10	24,800,000	24,800,004
0.280% 03/10/10	90,000,000	90,000,112
0.290% 03/03/10	80,000,000	80,000,000
Bank of Montreal
0.200% 03/08/10	50,000,000	50,000,000
Bank of Nova Scotia
0.756% 03/10/10	5,000,000	5,000,694
Bank of Tokyo Mitsubishi Ltd. NY
0.240% 03/02/10	85,000,000	85,000,000
0.240% 03/04/10	100,000,000	100,000,000
Barclays Bank PLC
0.440% 05/07/10	100,000,000	100,000,000
0.450% 04/27/10	250,000,000	250,000,000
0.575% 03/15/10	89,000,000	89,000,000
0.590% 03/05/10	23,750,000	23,750,000
0.590% 03/08/10	105,000,000	105,000,000
BNP Paribas
0.230% 03/09/10	80,000,000	80,000,000
0.230% 03/10/10	91,000,000	91,000,000
0.230% 05/26/10	176,000,000	176,000,000
0.240% 06/11/10	120,000,000	120,000,000
Calyon New York
0.220% 04/23/10	125,000,000	125,000,000
0.220% 05/04/10	17,000,000	17,000,000
0.230% 05/04/10	106,000,000	106,000,000
Citibank Credit Master Trust
0.140% 03/01/10	115,000,000	115,000,000

See Accompanying Notes to Financial Statements.

3

Columbia Money Market Reserves

February 28, 2010 (Unaudited)

Certificates of Deposit (continued)
	Par ($)	Value ($)
Credit Agricole SA
0.300% 07/26/10	133,000,000	133,000,000
0.300% 07/29/10	107,000,000	107,000,000
0.300% 08/02/10	15,000,000	15,000,000
0.320% 08/19/10	84,000,000	84,000,000
0.320% 08/23/10	29,000,000	29,000,000
Credit Industriel et Commercial
0.370% 03/26/10	135,000,000	135,000,000
0.395% 03/18/10	203,000,000	203,000,479
Dexia Credit Local S.A.
0.270% 03/25/10	114,000,000	114,000,000
0.270% 04/01/10	147,000,000	147,000,000
HSBC Bank PLC
0.320% 08/25/10	140,000,000	140,000,000
0.325% 03/29/10	42,000,000	42,000,000
Natixis/New York NY
0.220% 03/01/10	100,000,000	100,000,000
0.220% 03/19/10	95,000,000	95,000,000
0.230% 03/12/10	125,000,000	124,999,297
Rabobank Nederland NV/NY
0.350% 03/24/10	52,000,000	52,000,000
Societe General North America
0.150% 03/01/10	135,000,000	135,000,000
Societe Generale NY
0.220% 03/04/10	80,000,000	80,000,000
0.230% 03/29/10	75,000,000	75,000,000
0.250% 03/01/10	103,500,000	103,500,000
Sumitomo Mitsui Banking Corp./New York
0.210% 05/11/10	50,000,000	50,000,000
0.220% 05/14/10	58,000,000	58,000,000
Toronto Dominion Bank/NY
0.330% 03/18/10	39,000,000	39,000,368
UBS AG/Stamford CT
0.340% 04/30/10	42,000,000	42,000,000
0.420% 06/14/10	117,000,000	117,000,000
0.460% 05/27/10	125,000,000	125,000,000
0.480% 05/28/10	143,000,000	143,000,000
0.510% 05/21/10	125,000,000	125,000,000
0.520% 05/19/10	120,000,000	120,000,000
Total Certificates of Deposit (cost of $4,950,027,699)		4,950,027,699

Government & Agency Obligations – 10.3%
	Par ($)	Value ($)
U.S. Government Agencies – 8.7%
Federal Farm Credit Bank
0.159% 07/20/11 (04/20/10) (c)(d)	68,000,000	67,999,359
Federal Home Loan Bank
0.049% 11/05/10 (05/07/10) (c)(d)	105,000,000	104,978,491
0.059% 10/29/10 (04/30/10) (c)(d)	53,000,000	52,997,830
Federal Home Loan Mortgage Corp.
0.109% 02/01/11 (05/01/10) (c)(d)	157,000,000	157,017,630
0.180% 07/07/10 (e)	60,000,000	59,961,600
0.195% 07/19/10 (e)	40,000,000	39,969,667
0.299% 01/28/11 (04/30/10) (c)(d)	6,430,000	6,443,231
0.303% 04/07/11 (04/07/10) (c)(d)	221,000,000	221,059,351
0.310% 11/10/10 (e)	51,000,000	50,888,452
0.327% 03/09/11 (03/09/10) (c)(d)	411,000,000	411,924,348
Federal National Mortgage Association
0.250% 10/01/10 (e)	14,000,000	13,979,195
U.S. Government Agencies Total		1,187,219,154
U.S. Government Obligations – 1.6%
U.S. Treasury Bills
0.180% 08/26/10 (e)	80,000,000	79,928,800
0.200% 07/01/10 (e)	51,000,000	50,965,433
U.S. Treasury Note
2.000% 09/30/10 (e)	83,000,000	83,775,642
U.S. Government Obligations Total		214,669,875
Total Government & Agency Obligations (cost of $1,401,889,029)		1,401,889,029
Time Deposits – 5.0%
Deutsche Bank AG
0.100% 03/01/10	299,363,000	299,363,000
DNB Norbank ASA (Grand Cayman)
0.120% 03/01/10	135,000,000	135,000,000
0.130% 03/01/10	250,000,000	250,000,000
Total Time Deposits (cost of $684,363,000)		684,363,000

See Accompanying Notes to Financial Statements.

4

Columbia Money Market Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (f) – 0.8%
	Par ($)	Value ($)
Colorado – 0.5%
CO Colorado Springs
Series 2002, SPA: State Street Bank & Trust Co. 0.230% 11/01/27 (03/04/10) (d)	2,800,000	2,800,000
CO Housing & Finance Authority
Class 2004 B1, SPA: Dexia Credit Local 0.310% 11/01/34 (03/03/10) (d)	2,820,000	2,820,000
Series 2001 AA1, LOC: FNMA LOC: FHLMC 0.220% 05/01/41 (03/03/10) (d)	2,815,000	2,815,000
Series 2002 A1, SPA: FHLB 0.250% 11/01/13 (03/03/10) (d)	1,415,000	1,415,000
Series 2002, LOC: FNMA LOC: FHLMC 0.250% 11/01/36 (03/03/10) (d)	2,000,000	2,000,000
Series 2003 A-2, SPA: FHLB 0.230% 10/01/33 (03/03/10) (d)	3,000,000	3,000,000
Series 2003 A1, LOC: FNMA LOC: FHLMC 0.250% 11/01/30 (03/03/10) (d)	2,000,000	2,000,000
Series 2003 B1, 0.260% 11/01/33 (03/03/10) (d)	3,440,000	3,440,000
Series 2004 A1, SPA: FHLB 0.200% 10/01/34 (03/03/10) (d)	10,755,000	10,755,000
Series 2005 B-1, SPA: FHLB 0.220% 04/01/40 (03/03/10) (d)	6,140,000	6,140,000
Series 2006 B1, LOC: FNMA LOC: FHLMC 0.260% 11/01/36 (03/03/10) (d)	3,820,000	3,820,000

	Par ($)	Value ($)
Series 2006 C1, LOC: FNMA LOC: FHLMC 0.260% 11/01/36 (03/03/10) (d)	3,810,000	3,810,000
Series 2006 CL1, SPA: FHLB 0.230% 11/01/36 (03/03/10) (d)	2,200,000	2,200,000
Series 2007 C1, LOC: FNMA LOC: FHLMC 0.260% 11/01/37 (03/03/10) (d)	6,000,000	6,000,000
Series 2008 A1, SPA: FHLB 0.220% 04/01/29 (03/03/10) (d)	6,000,000	6,000,000
Series 2008 C1, SPA: FHLB 0.200% 10/01/38 (03/03/10) (d)	4,000,000	4,000,000
Colorado Total		63,015,000
Connecticut – 0.0%
CT Housing Finance Authority
Series 2008 A5, SPA: JPMorgan Chase Bank 0.210% 11/15/38 (03/04/10) (d)	3,475,000	3,475,000
Connecticut Total		3,475,000
Iowa – 0.2%
IA Finance Authority
Series 2004 B, SPA: FHLB 0.210% 07/01/34 (03/04/10) (d)	6,000,000	6,000,000
Series 2007 C, SPA: FHLB 0.200% 07/01/37 (03/04/10) (d)	735,000	735,000
Series 2007 G, SPA: FHLB 0.220% 01/01/38 (03/04/10) (d)	1,490,000	1,490,000
Series 2007, SPA: FHLB 0.220% 01/01/39 (03/04/10) (d)	7,315,000	7,315,000

See Accompanying Notes to Financial Statements.

5

Columbia Money Market Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (f) (continued)
	Par ($)	Value ($)
Series 2009 G, SPA: FHLMC 0.200% 01/01/39 (03/04/10) (d)	6,745,000	6,745,000
Iowa Total		22,285,000
Texas – 0.1%
TX State
Series 1997 B-2, LIQ FAC: State Street Bank & Trust Co. 0.230% 12/01/29 (03/03/10) (d)	9,800,000	9,800,000
Series 2003 I, SPA: Dexia Credit Local 0.220% 06/01/21 (03/03/10) (d)	2,100,000	2,100,000
Series 2004, SPA: State Street Bank & Trust Co. 0.270% 12/01/24 (03/02/10) (d)	1,850,000	1,850,000
Series 2005 A, SPA: National Australia Bank 0.230% 06/01/45 (03/04/10) (d)	1,275,000	1,275,000
Series 2005 B, SPA: National Australia Bank 0.230% 06/01/45 (03/04/10) (d)	1,125,000	1,125,000
Series 2006 C, SPA Dexia Credit Local 0.230% 12/01/27 (03/03/10) (d)	1,000,000	1,000,000
Texas Total		17,150,000
Wisconsin – 0.0%
WI Housing & Economic Development Authority
Series 2006 B, SPA: DEPFA Bank PLC 0.230% 09/01/37 (03/04/10) (d)	2,175,000	2,175,000
Series 2007 D, SPA: Fortis Bank SA/NV 0.230% 09/01/34 (03/03/10) (d)	4,335,000	4,335,000
Wisconsin Total		6,510,000
Total Municipal Bonds (cost of $112,435,000)		112,435,000

Corporate Bond – 0.0%
	Par ($)	Value ($)
Metropolitan Life Global Funding I
4.500% 05/05/10 (b)	1,200,000	1,208,973
Total Corporate Bond (cost of $1,208,973)		1,208,973
Repurchase Agreements – 12.6%
Repurchase agreement with Barclays Capital, dated 02/03/10, due 04/05/10 at 0.330%, collateralized by corporate bonds with various maturities to 05/01/19, market value $114,450,000 (repurchase proceeds $109,060,949)	109,000,000	109,000,000
Repurchase agreement with Barclays Capital, dated 02/26/10, due 03/01/10 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 08/31/16, market value $97,057,222 (repurchase proceeds $95,154,793)	95,154,000	95,154,000
Repurchase agreement with BNP Paribas, dated 01/22/10, due 04/22/10 at 0.260%, collateralized by corporate bonds with various maturities to 06/15/19, market value $28,582,195 (repurchase proceeds $27,017,550)	27,000,000	27,000,000
Repurchase agreement with BNP Paribas, dated 02/26/10, due 03/01/10 at 0.270%, collateralized by corporate bonds with various maturities to 03/15/16, market value $122,850,000 (repurchase proceeds $117,002,633)	117,000,000	117,000,000

See Accompanying Notes to Financial Statements.

6

Columbia Money Market Reserves

February 28, 2010 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank, dated 01/15/10, due 04/14/10 at 0.270%, collateralized by commercial paper with various maturities to 03/16/10, market value $42,230,545 (repurchase proceeds $41,027,368) (g)	41,000,000	41,000,000
Repurchase agreement with Deutsche Bank, dated 02/26/10, due 03/01/10 at 0.120%, collateralized by a U.S. Government Agency obligation maturing 02/01/30, market value $41,820,001 (repurchase proceeds $41,000,410)	41,000,000	41,000,000
Repurchase agreement with Deutsche Bank, dated 02/26/10, due 03/01/10 at 0.200%, collateralized by commercial paper maturing 03/10/10, market value $55,620,001 (repurchase proceeds $54,000,900)	54,000,000	54,000,000
Repurchase agreement with Deutsche Bank, dated 02/26/10, due 03/01/10 at 0.340%, collateralized by commercial paper with various maturities to 08/15/19, market value $143,288,069 (repurchase proceeds $136,503,868)	136,500,000	136,500,000
Repurchase agreement with Deutsche Bank, dated 02/26/10, due on 03/01/10, at 0.110%, collateralized by a U.S. Government Agency obligation maturing 02/15/19, market value $29,536,216 (repurchase proceeds $28,957,265)	28,957,000	28,957,000

	Par ($)	Value ($)
Repurchase agreement with Goldman Sachs & Co., dated 01/21/10, due 04/21/10 at 0.410%, collateralized by corporate bonds with various maturities to 01/08/19, market value $70,350,000 (repurchase proceeds $67,068,675)	67,000,000	67,000,000
Repurchase agreement with Goldman Sachs & Co., dated 02/02/10, due 05/03/10 at 0.400%, collateralized by corporate bonds with various maturities to 09/11/19, market value $73,500,000 (repurchase proceeds $70,070,000)	70,000,000	70,000,000
Repurchase agreement with Goldman Sachs & Co., dated 02/05/10, due 05/10/10 at 0.400%, collateralized by corporate bonds with various maturities to 09/11/19, market value $71,400,000 (repurchase proceeds $68,071,022)	68,000,000	68,000,000
Repurchase agreement with Goldman Sachs & Co., dated 02/23/10, due 05/24/10 at 0.400%, collateralized by corporate bonds with various maturities to 04/15/18, market value $29,400,000 (repurchase proceeds $28,028,000)	28,000,000	28,000,000
Repurchase agreement with Greenwich Capital, dated 02/26/10, due 03/01/10 at 0.29%, collateralized by corporate bonds with various maturities to 11/15/19, market value $231,001,555 (repurchase proceeds $220,005,317)	220,000,000	220,000,000

See Accompanying Notes to Financial Statements.

7

Columbia Money Market Reserves

February 28, 2010 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with JPMorgan Chase, dated 01/25/10, due 04/05/10 at 0.310%, collateralized by corporate bonds with various maturities to 11/15/19, market value $61,952,392 (repurchase proceeds $59,035,564)	59,000,000	59,000,000
Repurchase agreement with JPMorgan Chase, dated 02/08/10, due 03/17/10 at 0.330%, collateralized by corporate bonds with various maturities to 01/16/18, market value $28,353,511 (repurchase proceeds $27,009,158)	27,000,000	27,000,000
Repurchase agreement with JPMorgan Chase, dated 02/26/10, due 03/01/10 at 0.240%, collateralized by commercial paper with various maturities to 04/26/10, market value $55,621,587 (repurchase proceeds $54,001,080)	54,000,000	54,000,000
Repurchase agreement with JPMorgan Chase, dated 02/26/10, due 03/01/10, at 0.290%, collateralized by corporate bonds with various maturities to 11/01/19, market value $114,453,520 (repurchase proceeds $109,002,634)	109,000,000	109,000,000
Repurchase agreement with Royal Bank of Canada, dated 02/26/10, due 03/01/10 at 0.290%, collateralized by corporate bonds and commercial paper with various maturities to 05/01/19, market value $231,730,001 (repurchase proceeds $223,005,389)	223,000,000	223,000,000

	Par ($)	Value ($)
Repurchase agreement with Morgan Stanley Smith Barney, dated 02/26/10, due 03/01/10 at 0.360% collateralized by U.S. Government Agency obligations with various maturities to 12/11/13, market value $157,501,632 (repurchase proceeds $154,417,632)	154,413,000	154,413,000
Total Repurchase Agreements (cost of $1,729,024,000)		1,729,024,000
Total Investments – 101.5% (cost of $13,876,329,637) (h)		13,876,329,637
Other Assets & Liabilities, Net – (1.5)%		(206,267,360)
Net Assets – 100.0%		13,670,062,277

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities, which are not illiquid, amounted to $2,692,292,382, which represents 19.7% of net assets.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2010.

(d)  Parenthetical date represents the effective maturity date for the security.

(e)  The rate shown represents the annualized yield at the date of purchase.

(f)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2010.

(g)  The collateral for this repurchase agreement is eligible for substitution and, subsequent to 2/28/2010, was substituted for collateral maturing on or after the maturity date of the repurchase agreement.

(h)  Cost for federal income tax purposes is $13,876,329,637.

  Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's portfolio as of February 28, 2010.

See Accompanying Notes to Financial Statements.

8

Columbia Money Market Reserves

February 28, 2010 (Unaudited)

The following table reconciles asset balances for the six months ended February 28, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of August 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of February 28, 2010
Corporate Bonds	$102,483,141	$—	$—	$—	$(102,483,141)	$—	$—
Capital Support Agreement	130,433,088	—	—	(130,433,088)	—	—	—
Total	$232,916,229	$—	$—	$(130,433,088)	$(102,483,141)	$—	$—

The Fund's Capital Support Agreement was terminated effective September 9, 2009.

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

For more information on valuation inputs, and their aggregation into the levels used in the table above, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Commercial Paper	36.6
Certificates of Deposit	36.2
Government & Agency Obligations	10.3
Time Deposits	5.0
Municipal Bonds	0.8
Corporate Bond	0.0	*
	88.9
Repurchase Agreements	12.6
Other Assets & Liabilities, Net	(1.5)
	100.0

*  Rounds to less than 0.1%.

Acronym	Name
FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – Columbia Money Market Reserves

February 28, 2010 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	12,147,305,637
	Repurchase agreements, at cost approximating value	1,729,024,000
	Total investments, at value	13,876,329,637
	Cash	860
	Receivable for:
	Fund shares sold	38,320
	Interest	5,054,681
	Expense reimbursement due from investment advisor	29,601
	Trustees' deferred compensation plan	123,823
	Prepaid expenses	149,896
	Other assets	157,896
	Total Assets	13,881,884,714
Liabilities	Payable for:
	Investments purchased	208,856,194
	Fund shares repurchased	231,427
	Distributions	148,267
	Investment advisory fee	1,535,654
	Administration fee	397,837
	Pricing and bookkeeping fees	22,905
	Transfer agent fee	46,490
	Trustees' fees	51,145
	Custody fee	125,807
	Distribution and service fees	169,346
	Shareholder administration fee	55,720
	Chief compliance officer expenses	2,093
	Trustees' deferred compensation plan	123,823
	Other liabilities	55,729
	Total Liabilities	211,822,437
	Net Assets	13,670,062,277
Net Assets Consist of	Paid-in capital	13,670,239,859
	Overdistributed net investment income	(33,213)
	Accumulated net realized loss	(144,369)
	Net Assets	13,670,062,277

See Accompanying Notes to Financial Statements.
10

Statement of Assets and Liabilities (continued) – Columbia Money Market Reserves

February 28, 2010 (Unaudited)

Capital Class Shares	Net assets	$9,121,532,282
	Shares outstanding	9,121,622,310
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$140,832,067
	Shares outstanding	140,833,465
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$152,729,292
	Shares outstanding	152,730,801
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$2,262,786,411
	Shares outstanding	2,262,809,201
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$10,003
	Shares outstanding	10,003
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$1,539,497,650
	Shares outstanding	1,539,511,565
	Net asset value per share	$1.00
Retail A Shares	Net assets	$62,102,441
	Shares outstanding	62,103,056
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$390,572,131
	Shares outstanding	390,576,156
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.
11

Statement of Operations – Columbia Money Market Reserves

For the Six Months Ended February 28, 2010 (Unaudited)

		($)
Investment Income	Interest	23,619,358
Expenses	Investment advisory fee	10,672,789
	Administration fee	7,045,183
	Distribution fee:
	Investor Class Shares	5
	Service fee:
	Liquidity Class Shares	354,800
	Adviser Class Shares	3,317,972
	Investor Class Shares	13
	Retail A Shares	22,663
	Shareholder administration fee:
	Trust Class Shares	81,202
	Institutional Class Shares	339,023
	Transfer agent fee	95,426
	Pricing and bookkeeping fees	106,399
	Trustees' fees	20,550
	Custody fee	288,878
	Chief compliance officer expenses	3,750
	Treasury temporary guarantee program fee	380,169
	Other expenses	367,093
	Total Expenses	23,095,915
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(4,369,657)
	Fees waived by distributor:
	Trust Class Shares	(2,068)
	Liquidity Class Shares	(31,294)
	Adviser Class Shares	(1,615,722)
	Investor Class Shares	(11)
	Fees waived by shareholder service provider—Liquidity Class Shares	(141,920)
	Expense reductions	(28)
	Net Expenses	16,935,215
	Net Investment Income	6,684,143
Net Realized and Unrealized Gain (Loss) on Investments	Net realized gain on investments	46,696
	Change in unrealized appreciation (depreciation) on Capital Support Agreement (See Note 3)	(130,433,088)
	Change in unrealized appreciation (depreciation) on investments	130,433,088
	Net change in unrealized appreciation (depreciation)	—
	Net Gain	46,696
	Net Increase Resulting from Operations	6,730,839

See Accompanying Notes to Financial Statements.
12

Statement of Changes in Net Assets – Columbia Money Market Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2010 ($)	Year Ended August 31, 2009 ($)
Operations	Net investment income	6,684,143	210,578,486
	Net realized gain on investments	46,696	2,004,260
	Change in unrealized appreciation (depreciation) on Capital Support Agreement (See Note 3)	(130,433,088)	90,533,088
	Net change in unrealized appreciation (depreciation) on investments	130,433,088	(45,113,088)
	Net increase resulting from operations	6,730,839	258,002,746
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(5,626,409)	(115,660,666)
	Trust Class Shares	(23,253)	(1,814,132)
	Liquidity Class Shares	(2,153)	(7,584,953)
	Adviser Class Shares	—	(50,600,488)
	Investor Class Shares	—	(398,234)
	Institutional Class Shares	(739,018)	(26,121,754)
	Retail A Shares	(18,341)	(841,540)
	G-Trust Shares	(274,969)	(7,556,720)
	Total distributions to shareholders	(6,684,143)	(210,578,487)
	Net Capital Stock Transactions	(880,464,801)	(7,337,600,566)
	Total decrease in net assets	(880,418,105)	(7,290,176,307)
Net Assets	Beginning of period	14,550,480,382	21,840,656,689
	End of period	13,670,062,277	14,550,480,382
	Overdistributed net investment income at end of period	(33,213)	(33,213)

See Accompanying Notes to Financial Statements.
13

Statement of Changes in Net Assets (continued) – Columbia Money Market Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	19,691,750,060	19,691,750,060	60,165,894,516	60,165,894,515
Distributions reinvested	4,350,436	4,350,436	90,437,534	90,437,534
Redemptions	(18,829,358,246)	(18,829,358,346)	(62,376,527,895)	(62,376,527,895)
Net increase (decrease)	866,742,250	866,742,150	(2,120,195,845)	(2,120,195,846)
Trust Class Shares
Subscriptions	190,150,139	190,150,139	678,842,592	678,842,592
Distributions reinvested	42	42	6,658	6,658
Redemptions	(228,827,875)	(228,827,875)	(662,552,073)	(662,552,073)
Net increase (decrease)	(38,677,694)	(38,677,694)	16,297,177	16,297,177
Liquidity Class Shares
Subscriptions	136,417,214	136,417,214	1,839,846,699	1,839,846,699
Distributions reinvested	2,012	2,012	7,061,393	7,061,392
Redemptions	(437,183,330)	(437,183,330)	(2,410,317,574)	(2,410,317,574)
Net decrease	(300,764,104)	(300,764,104)	(563,409,482)	(563,409,483)
Adviser Class Shares
Subscriptions	1,236,405,188	1,236,405,188	4,000,505,895	4,000,505,895
Distributions reinvested	—	—	6,116,036	6,116,036
Redemptions	(2,074,219,244)	(2,074,219,244)	(7,465,936,098)	(7,465,936,098)
Net decrease	(837,814,056)	(837,814,056)	(3,459,314,167)	(3,459,314,167)
Investor Class Shares
Subscriptions	2	2	13,062,618	13,062,619
Distributions reinvested	—	—	26	26
Redemptions	(1)	(1)	(83,630,934)	(83,630,834)
Net increase (decrease)	1	1	(70,568,290)	(70,568,189)
Institutional Class Shares
Subscriptions	2,236,723,626	2,236,723,626	7,942,147,571	7,942,147,571
Distributions reinvested	705,342	705,342	23,753,034	23,753,034
Redemptions	(2,701,665,011)	(2,701,665,011)	(8,894,538,868)	(8,894,538,868)
Net decrease	(464,236,043)	(464,236,043)	(928,638,263)	(928,638,263)
Retail A Shares
Subscriptions	4,547,579	4,547,579	9,838,164	9,838,164
Distributions reinvested	17,928	17,928	819,090	819,091
Redemptions	(10,220,280)	(10,220,280)	(30,598,055)	(30,598,055)
Net decrease	(5,654,773)	(5,654,773)	(19,940,801)	(19,940,800)
G-Trust Shares
Subscriptions	255,547,913	255,547,913	617,549,986	617,549,986
Distributions reinvested	24,737	24,737	459,153	459,153
Redemptions	(355,632,932)	(355,632,932)	(809,840,134)	(809,840,134)
Net decrease	(100,060,282)	(100,060,282)	(191,830,995)	(191,830,995)

See Accompanying Notes to Financial Statements.
14

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2010 (a)		2009		2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(c)	0.01		0.04		0.05	0.02		0.04	0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	(c)	—	(c)	—	—		—	—
Total from investment operations	—	(c)	0.01		0.04		0.05	0.02		0.04	0.02
Less Distributions to Shareholders:
From net investment income	—	(c)	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)	(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.06	%(f)	1.13	%(g)	3.76	%(h)	5.30%	2.08	%(f)	3.63%	1.58%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20	%(j)	0.24%		0.20%		0.20%	0.20	%(j)	0.20%	0.20%
Waiver/Reimbursement	0.06	%(j)	0.05%		0.05%		0.06%	0.06	%(j)	0.06%	0.07%
Net investment income (i)	0.13	%(j)	1.07%		3.81%		5.18%	4.93	%(j)	3.60%	1.50%
Net assets, end of period (000s)	$9,121,532		$8,254,775		$10,352,511		$10,723,924	$6,625,010		$6,401,492	$7,148,040

(a)  On December 31, 2009, Columbia Money Market Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(h)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2010 (a)		2009		2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(c)	0.01		0.04		0.05	0.02		0.03	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	(c)	—	(c)	—	—		—	—
Total from investment operations	—	(c)	0.01		0.04		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	—	(c)	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.01	%(f)	1.03	%(g)	3.66	%(h)(i)	5.20%	2.04	%(f)	3.52%	1.48%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.30	%(k)	0.34%		0.30%		0.30%	0.30	%(k)	0.30%	0.30%
Waiver/Reimbursement	0.06	%(k)	0.05%		0.05%		0.06%	0.06	%(k)	0.06%	0.07%
Net investment income (j)	0.03	%(k)	1.02%		3.40	%(i)	5.08%	4.89	%(k)	3.71%	1.32%
Net assets, end of period (000s)	$140,832		$179,509		$162,859		$64,747	$20,085		$15,325	$10,933

(a)  On December 31, 2009, Columbia Money Market Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.14%.

(h)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(i)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2010 (a)		2009		2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(c)	0.01		0.04		0.05	0.02		0.03	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	(c)	—	(c)	—	—		—	—
Total from investment operations	—	(c)	0.01		0.04		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	—	(c)	(0.01)		(0.04)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.00	%(h)	0.98	%(f)	3.61	%(g)	5.15%	2.02	%(h)	3.47%	1.42%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.33	%(j)	0.39%		0.35%		0.35%	0.35	%(j)	0.35%	0.35%
Waiver/Reimbursement	0.18	%(j)	0.15%		0.15%		0.16%	0.16	%(j)	0.16%	0.17%
Net investment income (i)	—	%(j)(k)	1.12%		3.71%		5.03%	4.78	%(j)	3.56%	1.44%
Net assets, end of period (000s)	$152,729		$453,489		$1,014,693		$1,481,554	$1,254,383		$1,214,883	$492,232

(a)  On December 1, 2009, Columbia Money Market Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.09%.

(g)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2010 (a)		2009		2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.01		0.03		0.05	0.02		0.03	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	(c)	—	(c)	—	—		—	—
Total from investment operations	—		0.01		0.03		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	—		(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.00	%(i)	0.89	%(f)(g)	3.51	%(h)	5.04%	1.98	%(i)	3.37%	1.32%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.33	%(k)	0.48%		0.45%		0.45%	0.45	%(k)	0.45%	0.45%
Waiver/Reimbursement	0.18	%(k)	0.06%		0.05%		0.60%	0.06	%(k)	0.06%	0.07%
Net investment income (j)	—	%(k)	1.08	%(g)	3.52%		4.93%	4.69	%(k)	3.47%	1.34%
Net assets, end of period (000s)	$2,262,786		$3,100,587		$6,545,670		$7,933,658	$5,666,480		$4,730,117	$1,740,828

(a)  On December 31, 2009, Columbia Money Market Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.00%.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(h)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2010 (a)		2009		2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.01		0.03		0.05	0.02		0.03	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	(c)	—	(c)	—	—		—	—
Total from investment operations	—		0.01		0.03		0.05	0.02		0.03	0.01
Less Distributions to Shareholders:
From net investment income	—		(0.01)		(0.03)		(0.05)	(0.02)		(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.00	%(i)	0.80	%(f)(g)	3.40	%(h)	4.94%	1.93	%(i)	3.27%	1.22%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.35	%(k)	0.58%		0.55%		0.55%	0.55	%(k)	0.55%	0.55%
Waiver/Reimbursement	0.27	%(k)	0.06%		0.05%		0.06%	0.06	%(k)	0.06%	0.07%
Net investment income (j)	—	%(k)	1.53	%(g)	3.34%		4.83%	4.56	%(k)	3.26%	1.20%
Net assets, end of period (000s)	$10		$10		$70,425		$68,592	$80,137		$107,221	$85,981

(a)  On December 31, 2009, Columbia Money Market Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Had an affiliate of the investment advisor not provided capital support, total return would have been (0.09)%.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(h)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2010 (a)		2009		2008		2007	2006 (b)		2006	2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(c)	0.01		0.04		0.05	0.02		0.04	0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	(c)	—	(c)	—	—		—	—
Total from investment operations	—	(c)	0.01		0.04		0.05	0.02		0.04	0.02
Less Distributions to Shareholders:
From net investment income	—	(c)	(0.01)		(0.04)		(0.05)	(0.02)		(0.04)	(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00	$1.00
Total return (d)(e)	0.04	%(f)	1.09	%(g)	3.72	%(h)	5.26%	2.07	%(f)	3.59%	1.54%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.24	%(j)	0.28%		0.24%		0.24%	0.24	%(j)	0.24%	0.24%
Waiver/Reimbursement	0.06	%(j)	0.05%		0.05%		0.06%	0.06	%(j)	0.06%	0.07%
Net investment income (i)	0.09	%(j)	1.11%		3.66%		5.14%	4.90	%(j)	3.59%	1.59%
Net assets, end of period (000s)	$1,539,498		$2,003,722		$2,926,008		$3,099,546	$2,691,468		$2,361,622	$1,915,745

(a)  On December 31, 2009, Columbia Money Market Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.20%.

(h)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Period Ended March 31,
Retail A Shares	2010 (a)		2009		2008		2007	2006 (b)		2006 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.01		0.04		0.05	0.02		0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	(d)	—	(d)	—	—		—
Total from investment operations	—	(d)	0.01		0.04		0.05	0.02		0.01
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.01)		(0.04)		(0.05)	(0.02)		(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.03	%(g)	1.06	%(h)(i)	3.69	%(j)	5.23%	2.05	%(g)	1.50	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.27	%(l)	0.31%		0.27%		0.27%	0.27	%(l)	0.27	%(l)
Waiver/Reimbursement	0.06	%(l)	0.05%		0.05%		0.06%	0.06	%(l)	0.06	%(l)
Net investment income (k)	0.06	%(l)	1.12	%(i)	3.66%		5.11%	4.85	%(l)	4.15	%(l)
Net assets, end of period (000s)	$62,102		$67,757		$87,508		$96,260	$101,776		$110,828

(a)  On December 31, 2009, Columbia Money Market Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(b)  The Fund changed its fiscal year end from May 31 to August 31.

(c)  Retail A shares commenced operations on November 21, 2005.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.17%.

(i)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

(j)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2010 (a)		2009		2008		2007	2006 (b)		2006 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.01		0.04		0.05	0.02		0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—		—	(d)	—	(d)	—	—		—
Total from investment operations	—	(d)	0.01		0.04		0.05	0.02		0.02
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.01)		(0.04)		(0.05)	(0.02)		(0.02)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Total return (e)(f)	0.06	%(g)	1.13	%(h)	3.76	%(i)	5.30%	2.08	%(g)	1.53	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.20	%(k)	0.24%		0.20%		0.20%	0.20	%(k)	0.20	%(k)
Waiver/Reimbursement	0.06	%(k)	0.05%		0.05%		0.06%	0.06	%(k)	0.06	%(k)
Net investment income (j)	0.13	%(k)	1.19%		3.73%		5.18%	4.93	%(k)	4.22	%(k)
Net assets, end of period (000s)	$390,572		$490,631		$680,983		$727,195	$730,240		$780,544

(a)  On December 31, 2009, Columbia Money Market Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(b)  The Fund changed its fiscal year end from May 31 to August 31.

(c)  G-Trust shares commenced operations on November 21, 2005.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(i)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

22

Notes to Financial Statements – Columbia Money Market Reserves
February 28, 2010 (Unaudited)

Note 1. Organization

Columbia Money Market Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia Money Market Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each of the Predecessor Fund's share classes was reorganized into the corresponding share class of the Fund. After the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

23

Columbia Money Market Reserves
February 28, 2010 (Unaudited)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on

24

Columbia Money Market Reserves
February 28, 2010 (Unaudited)

experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Capital Support Agreement

Columbia Funds Series Trust, on behalf of the Predecessor Fund, entered into a Capital Support Agreement (the "Agreement") with NB Funding Company LLC (the "Support Provider"), an affiliate of Columbia. Bank of America Corporation ("BOA") guaranteed to the Fund the payment of any capital contribution that the Support Provider was obligated to make under the Agreement.

The Fund's objective in entering into the Agreement was to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value ("NAV") per share at an amount no less than the specific level set forth in the Agreement (the "Minimum NAV Per Share"). The Agreement established the basis for the Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities from causing the Fund's market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a "capital contribution" was a cash contribution by the Support Provider to the Fund for which the Support Provider did not receive any shares or other consideration from the Fund.

The Agreement required the Support Provider to make a capital contribution upon the Fund's disposition of a portfolio security that had been subject to an event as specified in paragraph (c)(6)(ii)(A) through (D) of Rule 2a-7 under the 1940 Act (a "Covered Security") at less than its amortized cost (a "Triggering Event"). The Agreement required the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund's market-based NAV per share to decline below the Minimum NAV Per Share, subject to the Maximum Contribution Amount.

The Fund treated the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement increased or decreased on certain days the Fund calculated its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund.

On September 8, 2009, an affiliate of Columbia purchased the remaining Covered Securities owned by the Fund (see Note 10). As a result of this transaction, the Fund terminated the Agreement with the Support Provider effective September 9, 2009. The maximum value of the asset represented by the Agreement for the period from September 1, 2008 through September 8, 2009 was $155,311,555.

Note 4. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2009 was as follows:

Distributions paid from:
Ordinary Income*	$210,578,487
Long-Term Capital Gains	—

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2014	$191,065

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

25

Columbia Money Market Reserves
February 28, 2010 (Unaudited)

Note 5. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of BOA, provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the six month period ended February 28, 2010, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Bank of America, N.A., an indirect parent company of Columbia, entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes the sale of the part of the asset management business that advises long-term mutual funds, but does not include the sale of the part of the asset management business that advises the Fund. The transaction is subject to certain approvals and other conditions to closing and is currently expected to close on or about May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Fund and its investment advisor, administrator and distributor will change as shown in the following table:

	Current Name	New Name
Fund:	Columbia Money Market Reserves	BofA Money Market Reserves
Advisor/ Administrator: Columbia	BofA Management	Advisors, LLC Advisors, LLC
Distributor:	Columbia Management Distributors, Inc.	BofA Distributors, Inc.

Effective upon the Closing, references to the current names of the Fund, Columbia and Columbia Management Distributors, Inc. will be deemed to be references to their respective new names. Certain other changes will also occur upon the Closing.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State

26

Columbia Money Market Reserves
February 28, 2010 (Unaudited)

Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by Columbia in the performance of services under the Services Agreement.

The Services Agreement will be terminated upon the Closing, and the services provided thereunder will be covered under an amended administration agreement with Columbia.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2010, no minimum account balance fees were charged by the Fund. Effective upon the Closing, it is expected that the Fund will engage BFDS as its new transfer agent.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class and Investor Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

27

Columbia Money Market Reserves
February 28, 2010 (Unaudited)

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Retail A shares	0.07%	0.07%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

28

Columbia Money Market Reserves
February 28, 2010 (Unaudited)

At February 28, 2010, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:				Total potential	Amount recovered during the six month period
2013	2012	2011	2010	recovery	ended 2/28/10
$4,369,657	$9,587,710	$12,625,233	$12,528,105	$39,110,705	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended February 28, 2010, these custody credits reduced total expenses by $28 for the Fund.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Note 8. Shares of Beneficial Interest

As of February 28, 2010, 80.3% of the Fund's shares outstanding were beneficially owned by three participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

29

Columbia Money Market Reserves
February 28, 2010 (Unaudited)

As of February 28, 2010, the Fund had one shareholder that held 9.8% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

As of February 28, 2010, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to the Fund's shares.

Under the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss in the event that the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Fund paid $7,941,307 to the Treasury to participate in the Program. This fee was expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary item for calculating fee waivers and the expense reimbursement discussed in Note 4.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

30

Columbia Money Market Reserves
February 28, 2010 (Unaudited)

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008 and the distribution earmarked for the Columbia Funds and their shareholders has been substantially completed.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 10. Market and Security Events

On November 21, 2007, Axon Financial Funding LLC ("Axon") experienced an "automatic liquidation event" as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon.

On September 8, 2009, an affiliate of Columbia purchased the Axon securities from the Fund. The purchase price of $233,923,725 was equal to the amortized cost (a price in excess of the security's then fair value) plus accrued interest receivable. As a result of this transaction, the Fund's Capital Support Agreement was terminated effective September 9, 2009, as discussed in Note 3.

31

Board Consideration and Re-Approval of Investment
Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA" or the "Adviser") for Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Daily Cash Reserves, Columbia Government Reserves, Columbia Government Plus Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves and Columbia Treasury Reserves. The investment advisory agreement with CMA is referred to as an "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at meetings held on November 5-6, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at http://www.columbiafunds.com.

The Board noted that Bank of America, N.A., the parent company of the Adviser, had entered into an agreement to sell a portion of the asset management business of the Adviser to Ameriprise Financial, Inc. (the "Transaction"). The Board noted that the Transaction was expected to close in the spring of 2010 and that its review of the Advisory Agreement was separate and distinct from any analysis regarding new advisory or sub-advisory arrangements that may result from the closing of the Transaction.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by CMA under the Advisory Agreement. The most recent investment adviser registration form for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Funds and CMA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board

32

considered information regarding the nature of CMA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by CMA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to CMA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in their respective Peer Groups (as defined below).

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of Funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, and independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to actual management fees; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered certain risk-adjusted performance data.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative

33

allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues declined over a five-year period during which fund assets increased by 53% and the shareholder benefit over a four-year period has remained steady at approximately 33% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to their other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationship with the Funds. Such benefits could include, among others, benefits attributable to CMA's relationship with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Funds and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receives throughout the year. In this regard, the Board and its Committees review reports of CMA at each of its quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, at the June Investment Committee meeting.

Fund-Specific Considerations for Certain "Review" Funds. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

Columbia Money Market Reserves—The Board engaged in further review of Columbia Money Market Reserves because its Actual Management Rate and total expense ratio were appreciably above the median range of its Peer Group and its performance over some periods was appreciably below the median range of its Peer Group. However, the Board noted other factors such as the positive performance relative to its performance Universe and the Fund's emphasis on liquidity and capital preservation over yield. The Board also noted the implementation of a revised cash management platform throughout 2009. Taking into account these matters and other factors considered, the Board concluded that the Fund's

34

performance, Actual Management Rate and total expense ratio were acceptable.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

35

Summary of Management Fee Evaluation by
Independent Fee Consultant

REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

November 12, 2009

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fifth annual written evaluation of the fee negotiation process. As was the case with the 2007 and 2008 reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds are treated in a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2008 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

36

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund, subject to the following: on September 30, 2009, Ameriprise Financial, Inc. ("Ameriprise") announced that it had agreed to purchase the investment management business of CMG with the exception of its cash and liquidity management business which includes the Nations money market Funds. As a result, the Trustees requested information from CMG as to the plans of CMG and its parent with respect to the provision of investment management services to those Funds after the consummation of the proposed transaction. As of the date of this report, that information has not yet been provided. However, as the transaction is not expected to close until the spring of 2010, the Trustees concluded that they would have ample opportunity to take appropriate steps with respect to the investment management agreements of the money market Funds, including invoking the 60-day termination provisions of those agreements, in response to the information to be provided by CMG and reviewed by the IFC.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2009 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds was relatively strong for the measuring periods ending March 31, 2009. Between one-third and nearly one-half of the Funds were ranked in either the first or second quintiles in the one-, three-, five-, and 10-year periods, and no more than 8% were in the fifth quintile for these periods. Overall, the performance was stronger in the two longer periods.

4.  The strongest performing groups over the one-, three-, and five-year periods were active equity, quantitative strategies, and, to a lesser extent, money market Funds. Sub-advised Funds were the weakest performers, with over 60% of the Funds in the bottom two quintiles in the one- and three-year periods. For the same two periods, no more than 15% percent of the sub-advised Funds were in the top two quintiles. Almost half of fixed-income Funds ranked in the bottom two quintiles in the one- and three-year periods.

5.  Overall performance of the Funds was less robust in 2009 than in 2008 and 2007 for the one- and three-year performance periods. For example, 62% of the Funds were in the top two quintiles in 2007 for the one-year period compared with 33% in 2009. The ranks of those in the bottom two quintiles rose significantly between 2007 and 2009, led by money market and fixed-income Funds in the one- and three-year periods. For the three-year period, there was a similar trend with respect to sub-advised Funds.

6.  The performance of the active equity Funds against their benchmarks was strong for the one-, three-, and five-year performance periods. In contrast, more than half of the sub-advised Funds failed to beat their benchmarks on a net basis in the one- and three-year periods. The fixed-income Funds consistently produced gross returns below those of their benchmarks. Lipper quintile rankings of the actively managed equity Funds are highly correlated with their performance against their benchmarks in the sense that net returns in excess of the benchmark appear necessary to achieve a ranking in one of the top three quintiles. No such correlation was observed for fixed-income and quantitative strategies Funds.

7.  The equity Funds' overall performance adjusted for risk was mixed. Based upon three-year returns, less than 40% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes; 60% were in the bottom half of their universes. About 30% of the fixed income Funds posted high returns and low risk relative to comparable funds. Over 60% of the fixed-income Funds took on more risk than the typical fund in their performance universes.

8.  The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Nations Funds are compared with funds in performance universes that include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points.

37

Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a "filtered universe") lowers the relative performance for the Funds, but generally not to a material extent. The filtering process, however, did identify two Funds for further review that had not been so identified using unfiltered universes.

9.  A small number of Funds have consistently underperformed over the past five years. The exact number depends on the criteria used to evaluate longer-term performance. For example, six different Funds have had below-median performance in at least four out of the five years between 2005 and 2009 for either the one- or three-year performance periods from 2005 to 2009. If the threshold were the 60th percentile, only two Funds would have satisfied the criteria.

10.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance, and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

11.  The Funds' management fees and total expenses are generally low relative to those of their peers, with over half the Funds ranking in the most favorable two quintiles. For total expenses, slightly more than one-quarter are in the bottom two quintiles, while slightly less than two-fifths are in the bottom two quintiles for actual management fees. Fixed-income and quantitative strategies Funds have the lowest fees and expenses relative to their peers. The sub-advised Funds account for the majority of Funds in the fifth quintile for both management fees and total expenses.

12.  The distribution of management fee rankings has changed little over the past three years, while the distribution of total expense rankings has moved in the direction of higher expenses. The most notable change involving total expenses has been a shift in the number of Funds from the first to the second quintile.

13.  The management fees of the non-subadvised Funds are generally in line with those of Columbia Funds supervised by the Atlantic Board of Trustees (the "Atlantic Funds"). The sub-advised large cap equity, international equity, and high yield Funds, however, generally have higher management fees than those of comparable Atlantic and non-subadvised Funds.

14.  The implementation of the new program of voluntary expense limits appears to have been associated, on balance, with less favorable expense rankings. This result reflects increases in expense limits for certain Funds, the removal of fee waivers, and the shift of certain expenses from CMA to the Funds. The decline in expense rankings is less significant, however, than CMA projected in December 2008.

D. Trustees' Advisory Contract Review Process

15.  The Trustees' evaluation process identified 22 Funds in 2009 for further review based upon long-standing criteria relating to their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. At the November meeting, CMG provided further information about each of those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

16.  CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, the establishment of expense limits for each Fund, enhanced shareholder services, fund mergers, and operational consolidation.

17.  An examination of the contractual fee schedules for five Nations Funds shows that the schedules for Small Cap II, Municipal Reserves, and Treasury Reserves compare favorably with those of their competitors, while the subadvised Marsico Growth and High Yield VS Funds have schedules generally above those of their peers, including funds that do not have a sub-adviser. The group fee with breakpoints that characterizes the money market Fund schedules is not typically found among competitors, nearly all of which have flat fee schedules.

38

F. Management Fees Charged to Institutional Clients

18.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, actual and scheduled institutional fees are generally, but not always, lower than the Funds' management fees. CMG provided additional data this year demonstrating that at small asset levels, the effective fee of certain Funds may be equal to or less than institutional fee levels at those asset levels, due to the effect of expense limits on small funds with high gross expenses. CMG also analyzed the differences between the services provided and risks borne on the one hand by a manager of mutual funds and on the other by institutional advisers, and suggested that these differences should be kept in mind when Trustees review the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

19.  The activity-based cost allocation methodology employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG further refined the technique by allocating additional indirect expenses on an activity basis.

20.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses of and profitability to CMG arising out of its relationships with the Funds.

21.  CMG provided a firm-wide pro forma 2009 income statement demonstrating the effect of market events beginning in the fourth quarter of 2008 on its revenues and profitability to provide an additional perspective on calendar 2008 profitability data.

22.  In 2008, CMG's pre-tax pre- and post-distribution margins on the Nations Funds were above the industry mean and median, based on limited data available for publicly held mutual fund managers and excluding the costs of CMG's money market capital support programs. However, as is to be expected in a 63-Fund complex, some Nations Funds had relatively high pre-tax profit margins in 2008, when calculated solely with respect to management revenues and expenses, while other Nations Funds operated at a loss. There is a positive relationship between Fund size and profitability to CMG, with smaller Funds generally operating at a loss to CMG.

23.  CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, with respect to assets of its clients invested in Nations Funds to compensate it for services it performs with respect to those client assets and for the effect of state law limitations on affiliates charging multiple fees. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for identifying a Fund for further review (a "Review Fund") to include criteria that focus exclusively on performance. They may also wish to consider whether it would be useful to apply CMG's own internal monitoring standards for Fund performance to the contract review process, or whether such criteria are more relevant to their ongoing investment oversight.

2)  Presentation of Review Fund discussion. CMG should consider whether it could more systematically present in one discussion all relevant information regarding each Review Fund, which is now split into several different portions of the 15(c) materials. For any Fund that has been a Review Fund in consecutive years, CMG should address under what circumstances it could reasonably be anticipated that the Fund would lose that status.

3)  Refinement of tax-exempt performance data. Certain single-state tax-exempt Funds compete in extremely small universes and are compared to a multi-state benchmark of uncertain relevance. Notwithstanding the difficulties, CMG should work to improve the reliability of the calculation of relative performance of these Funds. If that is not possible, CMG should provide guidance on how the Trustees should judge the quality of CMG's management of these Funds.

4)  Development of risk metrics for asset-allocation, tax-exempt, and money market Funds. CMG has developed and shared with the Trustees quantitative risk metrics comparing

39

equity and taxable fixed-income Funds against their peers. However, reliable risk metrics have not been developed for asset-allocation, tax-exempt fixed income, and money market Funds. We urge CMG to continue its efforts to provide reliable risk measures for these categories of Funds, especially in the cases of asset-allocation and money market funds, because their investors are likely to be motivated at least in part by a desire to manage risk.

5)  Profitability data. For any period during which CMG is an affiliate of U.S. Trust, Bank of America Private Wealth Management, CMG should continue to present to the Trustees the profitability of each Fund, each investment style and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

d.  Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

6)  Contractual fee analysis. This year CMG presented a new Lipper report comparing the contractual management fees of Funds with those of competitors in similar investment styles. However, the reliability of the conclusion—that Fund management fee breakpoints compared favorably with competitive fee rates—was limited by the use of competitive funds at all asset levels. The sponsors of a $100 million mutual fund may not have given much thought to breakpoints at $5 billion; therefore, that fund's contractual fee at that level is unlikely to compare favorably with that of a $5 billion Fund. Limiting the competitors to the Lipper expense group, whose constituents are similar in size to the relevant Fund, would make the results more meaningful. In addition, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

7)  Pro forma profitability data. In any year in which CMG or the Trustees believe that the prior year's profitability is unlikely to be representative of current business results due to changes in markets or for any other reason, CMG should, consistent with this year's practice, prepare a pro forma income statement based on year-to-date actual data and reasonable projections used for its own business planning purposes.

8)  Additional institutional data and analysis. While CMG provided a substantial amount of information on its institutional business, we suggest some additional items for future years: (a) profitability data for the institutional business in the format, and based upon the same allocation methodologies, used to present Fund profitability, (b) an explanation of how CMA sets institutional fee breakpoints, which normally begin at asset levels far lower than those found in Fund management fee breakpoints, and (c) distinguishing in all institutional fee materials fees of accounts acquired prior to the development of current fee schedules (so-called "legacy" accounts) from the fees of accounts launched after that time.

9)  Management fee disparities. In any future study of management fees, CMG and the Nations Trustees should analyze the differences in management fee schedules. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families sponsored by CMG, such as differences in the management styles of different Funds included the same Lipper category. Finally, if CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with

40

sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

10)  Explanation of data supplied to Lipper. Each year, as part of the 15(c) process, CMG retains Lipper to compare the fees and expenses of each Fund to a group of competitors. In many cases, CMG, with the approval of the Trustees, adjusts the actual expense data, which is based on the most recent full fiscal year of the Fund (and each competitive fund) to reflect changes in fees or expense limits that occurred during or after the relevant fiscal year. This improves the reliability and usefulness of the comparison. However, to ensure that the Trustees know when and how CMG adjusted the data, we recommend that CMG prepare a table listing for each Fund what adjustments were made, e.g., to reflect a new expense limitation of x basis points that commenced on y date.

11)  Reduction of volume of paper documents submitted. The effort to streamline and better organize the data presented to the Trustees and the process by which that data was prepared and organized continued to be well-received by all parties. Notwithstanding past success, it is always appropriate to look for opportunities to reduce and simplify the presentation of 15(c) data. One possibility would be to remove the 127 pages of biographical data, most if not all of which the Trustees have previously seen as part of their ongoing investment oversight duties, from the paper volume and post it on the Internet-based document storage and retrieval system used by the Funds to provide reference data to Trustees.

Respectfully submitted,
Steven E. Asher

41

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report – Columbia Money Market Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Money Market Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about a fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

45

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Money Market Reserves

Semiannual Report, February 28, 2010

©2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/35125-0210 (04/10) 10/15R1Z3

Columbia Management®

Semiannual Report

February 28, 2010

Columbia Government Plus Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	4

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	9

Notes to Financial Statements	16

Board Consideration and Re-Approval of Investment Advisory Agreement	23

Summary of Management Fee Evaluation by Independent Fee Consultant	27

Important Information About This Report	33

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Bank of America, N.A. previously announced its decision to sell Columbia Management's long-term asset management business to Ameriprise Financial, Inc. This includes the management of Columbia Management's equity and fixed-income mutual funds but not the money market funds. This transaction is subject to certain approvals and other conditions of closing and is currently expected to occur this spring. Bank of America also previously announced that it will retain Columbia Management's cash business, including the management of Columbia Management's money market funds.

The bank decided to retain the cash business based on the breadth of its product offering and the depth of its client relationships. Columbia Management's cash business will remain with Bank of America within the Global Wealth and Investment Management organization and will be led by Michael Pelzar as head of the cash business effective as of the closing of Bank of America's sale of Columbia Management's long-term asset management business to Ameriprise Financial. We want to assure you that the cash funds' portfolio managers continue to focus on providing uninterrupted service to fund shareholders.

Effective at the time of the closing, the cash business will use the name BofATM Global Capital Management. The advisor will remain the same and will be renamed BofA Advisors, LLC. The cash business will continue to offer a wide array of liquidity products including the current Columbia money market funds, which will be rebranded as BofA Funds.

Meanwhile, transition teams across the company have been formed to oversee integration efforts including rebranding initiatives and client communications. As a valued investor in Columbia Management's money market funds, please know that our goal is to ensure a smooth transition and provide you with the highest quality products and services. We are working diligently to seek a seamless transition for our clients and will keep you informed as the transition progresses.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Understanding Your Expenses – Columbia Government Plus Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/09 – 02/28/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.10	1,023.85	0.94	0.95	0.19
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.75	1.04	1.05	0.21
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.75	1.04	1.05	0.21
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.75	1.04	1.05	0.21
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,023.75	1.04	1.05	0.21
Retail A Shares	1,000.00	1,000.00	1,000.00	1,023.75	1.04	1.05	0.21
G-Trust Shares	1,000.00	1,000.00	1,000.10	1,023.85	0.94	0.95	0.19

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Government Plus Reserves

February 28, 2010 (Unaudited)

Government & Agency Obligations – 37.8%
	Par ($)	Value ($)
U.S. Government Agencies – 35.0%
Federal Farm Credit Bank
4.750% 03/15/10	15,000	15,027
4.800% 04/12/10	50,000	50,262
Federal Home Loan Bank
0.049% 11/05/10 (05/07/10) (a)(b)	35,000,000	34,992,830
2.375% 04/30/10	10,425,000	10,461,653
2.625% 03/12/10	15,550,000	15,560,902
3.375% 09/10/10	5,500,000	5,591,404
4.500% 09/10/10	50,000	51,067
4.875% 03/12/10	50,000	50,072
4.875% 05/14/10	25,000,000	25,244,200
5.000% 03/12/10	4,735,000	4,741,700
5.125% 09/10/10	10,710,000	10,987,820
Federal Home Loan Mortgage Corp.
0.109% 02/01/11 (05/01/10) (a)(b)	35,000,000	35,000,000
0.160% 03/15/10 (c)	2,041,000	2,040,873
0.200% 08/17/10 (c)	25,000,000	24,976,528
0.303% 04/07/11 (04/07/10) (a)(b)	63,650,000	63,667,094
0.327% 03/09/11 (03/09/10) (a)(b)	65,000,000	65,140,079
2.875% 04/30/10	25,000,000	25,110,033
3.750% 07/30/10	16,000,000	16,236,666
5.125% 08/23/10	8,220,000	8,414,662
6.875% 09/15/10	6,002,000	6,217,490
7.000% 03/15/10	6,960,000	6,978,189
Federal National Mortgage Association
0.175% 07/07/10 (c)	25,000,000	24,984,444
U.S. Government Agencies Total		386,512,995
U.S. Government Obligation – 2.8%
U.S. Treasury Bill
2.000% 09/30/10	31,000,000	31,289,936
U.S. Government Obligation Total		31,289,936
Total Government & Agency Obligations (cost of $417,802,931)		417,802,931

Repurchase Agreements – 62.0%
	Par ($)	Value ($)
Repurchase agreement with Barclays Capital, dated 02/26/10, due 03/01/10 at 0.100%, collateralized by U.S. Treasury obligations with various maturities to 03/15/12, market value $28,560,067 (repurchase proceeds $28,000,233)	28,000,000	28,000,000
Repurchase agreement with Barclays Capital, dated 02/26/10, due 03/01/10 at 0.130%, collateralized by commericial paper maturing 06/22/12, market value $55,620,001 (repurchase proceeds $54,000,585)	54,000,000	54,000,000
Repurchase agreement with BNP Paribas, dated 02/26/10, due 03/01/10 at 0.130%, collateralized by commericial paper maturing 12/09/11, market value $55,620,000 (repurchase proceeds $54,000,585)	54,000,000	54,000,000
Repurchase agreement with BNP Paribas, dated 01/13/10, due 04/13/10 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 02/01/40, market value, $30,600,001 (repurchase proceeds $30,009,000)	30,000,000	30,000,000
Repurchase agreement with Goldman Sachs & Co., dated 02/24/10, due 03/15/10 at 0.140%, collateralized by a U.S. Government Agency obligation maturing 09/01/36, market value $15,300,000 (repurchase proceeds $15,002,858)	15,000,000	15,000,000

See Accompanying Notes to Financial Statements.

2

Investment Portfolio – Columbia Government Plus Reserves

February 28, 2010 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Morgan Stanley, dated 02/26/10, due 03/01/10 at 0.000%, collateralized by U.S. Government Agency obligations with various maturities to 02/01/40, market value $34,695,218 (repurchase proceeds $34,000,000)	34,000,000	34,000,000
Repurchase agreement with Royal Bank of Canada, dated 02/26/10, due 03/01/10 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 02/15/40, market value $185,640,000 (repurchase proceeds $182,001,820)	182,000,000	182,000,000
Repurchase agreement with Morgan Stanley Smith Barney, dated 02/26/10, due 03/01/10 at 0.170%, collateralized by U.S. Government Agency obligations with various maturities to 01/26/12, market value $55,080,774 (repurchase proceeds $54,000,765)	54,000,000	54,000,000
Repurchase agreement with Societe Generale, dated 02/26/10, due 03/01/10 at 0.120%, collateralized by U.S. Government Agency obligations with various maturities to 10/01/38, market value $184,620,000 (repurchase proceeds $181,001,810)	181,000,000	181,000,000

	Par ($)	Value ($)
Repurchase agreement with UBS Warburg AG, dated 02/26/10, due 03/01/10 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 06/22/12, market value $55,620,917 (repurchase proceeds $54,000,888)	54,000,000	54,000,000
Total Repurchase Agreements (cost of $686,000,000)		686,000,000
Total Investments – 99.8% (cost of $1,103,802,931) (d)		1,103,802,931
Other Assets & Liabilities, Net – 0.2%		2,005,824
Net Assets – 100.0%		1,105,808,755

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2010.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  Cost for federal income tax purposes is $1,103,802,931.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's portfolio as of February 28, 2010.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At February 28, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Repurchase Agreements	62.0
Government & Agency Obligations	37.8
99.8
Other Assets & Liabilities, Net	0.2
100.0

See Accompanying Notes to Financial Statements.

3

Statement of Assets and Liabilities – Columbia Government Plus Reserves

February 28, 2010 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	417,802,931
	Repurchase agreements, at cost approximating value	686,000,000
	Total investments, at value	1,103,802,931
	Cash	612
	Receivable for:
	Fund shares sold	7,610
	Interest	2,166,035
	Expense reimbursement due from investment advisor	29
	Trustees' deferred compensation plan	61,639
	Prepaid expenses	18,923
	Other assets	39,135
	Total Assets	1,106,096,914
Liabilities	Payable for:
	Fund shares repurchased	881
	Distributions	2
	Investment advisory fee	87,281
	Administration fee	6,190
	Pricing and bookkeeping fees	16,717
	Transfer agent fee	2,389
	Trustees' fees	22,443
	Audit fee	25,941
	Legal fee	23,339
	Custody fee	10,828
	Distribution and service fees	94
	Chief compliance officer expenses	526
	Reports to shareholders	29,525
	Trustees' deferred compensation plan	61,639
	Other liabilities	364
	Total Liabilities	288,159
	Net Assets	1,105,808,755
Net Assets Consist of	Paid-in capital	1,106,005,121
	Overdistributed net investment income	(51,313)
	Accumulated net realized loss	(145,053)
	Net Assets	1,105,808,755

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities (continued) – Columbia Government Plus Reserves

February 28, 2010 (Unaudited)

Capital Class Shares	Net assets	$684,751,648
	Shares outstanding	684,933,060
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$155,221,989
	Shares outstanding	155,265,188
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$5,136,084
	Shares outstanding	5,137,465
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$64,501,494
	Shares outstanding	64,518,782
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$61,113,534
	Shares outstanding	61,129,888
	Net asset value per share	$1.00
Retail A Shares	Net assets	$5,744,936
	Shares outstanding	5,746,484
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$129,339,070
	Shares outstanding	129,373,246
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

5

Statement of Operations – Columbia Government Plus Reserves

For the Six Months Ended February 28, 2010 (Unaudited)

		($)
Investment Income	Interest	1,429,463
Expenses	Investment advisory fee	1,236,960
	Administration fee	390,424
	Service fee:
	Liquidity Class Shares	6,374
	Adviser Class Shares	84,454
	Retail A Shares	3,070
	Shareholder administration fee:
	Trust Class Shares	75,785
	Institutional Class Shares	19,350
	Pricing and bookkeeping fees	79,288
	Transfer agent fee	77,475
	Trustees' fees	10,641
	Custody fee	21,846
	Chief compliance officer expenses	633
	Other expenses	155,002
	Total Expenses	2,161,302
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(686,830)
	Fees waived by distributor:
	Liquidity Class Shares	(3,358)
	Adviser Class Shares	(76,879)
	Institutional Class Shares	(9,639)
	Trust Class Shares	(60,738)
	Retail A Shares	(2,479)
	Fees waived by shareholder service provider—Liquidity Class Shares	(2,549)
	Expense reductions	(5)
	Net Expenses	1,318,825
	Net Investment Income	110,638
	Net realized loss on investments	(4,902)
	Net Increase Resulting from Operations	105,736

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – Columbia Government Plus Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2010 ($)	Year Ended August 31, 2009 ($)
Operations	Net investment income	110,638	14,170,418
	Net realized gain (loss) on investments	(4,902)	1,767
	Net increase resulting from operations	105,736	14,172,185
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(93,307)	(9,317,239)
	Trust Class Shares	—	(1,597,635)
	Liquidity Class Shares	—	(5,047)
	Adviser Class Shares	—	(995,324)
	Institutional Class Shares	(3,180)	(766,689)
	Retail A Shares	—	(54,921)
	G-Trust Shares	(14,108)	(1,433,563)
	Total distributions to shareholders	(110,595)	(14,170,418)
	Net Capital Stock Transactions	(642,483,561)	538,899,073
	Total increase (decrease) in net assets	(642,488,420)	538,900,840
Net Assets	Beginning of period	1,748,297,175	1,209,396,335
	End of period	1,105,808,755	1,748,297,175
	Overdistributed net investment income at end of period	(51,313)	(51,356)

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets (continued) – Columbia Government Plus Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	2,538,388,922	2,538,388,922	9,187,744,454	9,187,744,454
Distributions reinvested	54,040	54,040	5,505,862	5,505,862
Redemptions	(2,925,262,266)	(2,925,262,266)	(8,684,470,549)	(8,684,470,549)
Net increase (decrease)	(386,819,304)	(386,819,304)	508,779,767	508,779,767
Trust Class Shares
Subscriptions	134,004,646	134,004,646	604,688,695	604,688,695
Distributions reinvested	—	—	73,354	73,354
Redemptions	(195,651,159)	(195,651,159)	(607,523,347)	(607,523,348)
Net decrease	(61,646,513)	(61,646,513)	(2,761,298)	(2,761,299)
Liquidity Class Shares
Subscriptions	—	—	40,636,987	40,636,987
Distributions reinvested	—	—	5,026	5,026
Redemptions	(10,641)	(10,641)	(35,505,144)	(35,505,144)
Net increase (decrease)	(10,641)	(10,641)	5,136,869	5,136,869
Adviser Class Shares
Subscriptions	42,116,651	42,116,651	356,611,092	356,611,092
Distributions reinvested	—	—	942,868	942,868
Redemptions	(77,845,763)	(77,845,762)	(414,022,897)	(414,022,897)
Net decrease	(35,729,112)	(35,729,111)	(56,468,937)	(56,468,937)
Institutional Class Shares
Subscriptions	156,016,790	156,016,790	556,154,643	556,154,643
Distributions reinvested	3,180	3,180	748,069	748,069
Redemptions	(286,241,933)	(286,241,933)	(438,095,246)	(438,095,246)
Net increase (decrease)	(130,221,963)	(130,221,963)	118,807,466	118,807,466
Retail A Shares
Subscriptions	40,215	40,215	102,027	102,027
Distributions reinvested	—	—	53,853	53,853
Redemptions	(1,013,165)	(1,013,165)	(2,132,341)	(2,132,341)
Net decrease	(972,950)	(972,950)	(1,976,461)	(1,976,461)
G-Trust Shares
Subscriptions	210,861,470	210,861,470	376,518,376	376,518,376
Distributions reinvested	1,311	1,311	144,539	144,539
Redemptions	(237,945,860)	(237,945,860)	(409,281,247)	(409,281,247)
Net decrease	(27,083,079)	(27,083,079)	(32,618,332)	(32,618,332)

See Accompanying Notes to Financial Statements.

8

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended October 31,
Capital Class Shares	2010 (a)		2009		2008		2007		2006 (b)(c)		2005	2004 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	0.008		0.034		0.051		0.037		0.027	0.011
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.008)		(0.034)		(0.051)		(0.037)		(0.027)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	0.01	%(h)	0.80%		3.49	%(i)	5.22%		3.81	%(h)	2.72%	1.07%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.19	%(j)(k)	0.20	%(j)	0.20	%(j)	0.20	%(j)	0.20	%(j)(k)	0.20%	0.19%
Waiver/Reimbursement	0.10	%(k)	0.08%		0.10%		0.13%		0.12	%(k)	0.11%	0.12%
Net investment income	0.02	%(j)(k)	0.67	%(j)	3.31	%(i)(j)	5.10	%(j)	4.42	%(j)(k)	2.62%	1.05%
Net assets, end of period (000s)	$684,752		$1,071,570		$562,837		$339,180		$317,986		$431,820	$543,400

(a)  On December 31, 2009, Columbia Government Plus Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(b)  The Fund changed its fiscal year end from October 31 to August 31.

(c)  Effective November 21, 2005, Institutional Shares were renamed Capital Class Shares.

(d)  Effective February 28, 2004, Class I Shares were renamed Institutional Shares.

(e)  Rounds to less than $0.001 per share.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Not annualized.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

Trust Class Shares	(Unaudited) Six Months Ended February 28, 2010 (a)		Year Ended August 31, 2009	Period Ended August 31, 2008 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.007	0.009
Less Distributions to Shareholders:
From net investment income	—		(0.007)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total return (c)(d)	0.00	%(e)	0.71%	0.94	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.21	%(g)	0.30%	0.30	%(g)
Waiver/Reimbursement	0.18	%(g)	0.08%	0.10	%(g)
Net investment income (f)	—	%(g)	0.62%	2.22	%(g)
Net assets, end of period (000s)	$155,222		$216,878	$219,620

(a)  On December 31, 2009, Columbia Government Plus Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(b)  Trust Class Shares commenced operations on March 31, 2008.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,				Period Ended August 31,
Liquidity Class Shares	2010 (a)		2009		2008	2007	2006 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.007		0.033	0.049	0.035
Less Distributions to Shareholders:
From net investment income	—		(0.007)		(0.033)	(0.049)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (d)(e)	0.00	%(g)	0.66	%(f)	3.36%	5.03%	3.50	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.21	%(i)	0.34%		0.35%	0.35%	0.35	%(i)
Waiver/Reimbursement	0.33	%(i)	0.19%		0.20%	0.23%	0.22	%(i)
Net investment income (h)	—	%(i)	0.12	%(f)	3.30%	4.92%	4.38	%(i)
Net assets, end of period (000s)	$5,136		$5,147		$11	$11	$10

(a)  On December 31, 2009, Columbia Government Plus Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(b)  The Fund changed its fiscal year end from October 31 to August 31.

(c)  Liquidity Class Shares commenced operations on November 17, 2005.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended October 31,
Adviser Class Shares	2010 (a)		2009		2008		2007		2006 (b)(c)		2005	2004 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.006		0.032		0.049		0.035		0.024	0.008
Less Distributions to Shareholders:
From net investment income	—		(0.006)		(0.032)		(0.049)		(0.035)		(0.024)	(0.008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (e)(f)	0.00	%(h)	0.58	%(g)	3.24	%(g)	4.96%		3.59	%(h)	2.47%	0.82%
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.21	%(i)(j)	0.43	%(i)	0.45	%(i)	0.45	%(i)	0.45	%(i)(j)	0.45%	0.43%
Waiver/Reimbursement	0.33	%(i)(j)	0.10%		0.10%		0.13%		0.13	%(j)	0.12%	0.13%
Net investment income	—	%(j)	0.68	%(g)(i)	2.41	%(g)(i)	4.85	%(i)	4.17	%(i)(j)	2.37%	0.80%
Net assets, end of period (000s)	$64,501		$100,232		$156,679		$2,001		$8,256		$18,213	$13,439

(a)  On December 31, 2009, Columbia Government Plus Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(b)  The Fund changed its fiscal year end from October 31 to August 31.

(c)  Effective November 21, 2005, Preferred Shares were renamed Adviser Class Shares.

(d)  Effective February 28, 2004, Class III Shares were renamed Preferred Shares.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,					Period Ended August 31,
Institutional Class Shares	2010 (a)		2009		2008		2007	2006 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.008		0.034		0.051	0.035
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.008)		(0.034)		(0.051)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (e)(f)	0.00	%(g)(h)	0.76	%(i)	3.45	%(i)	5.18%	3.59	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.21	%(k)	0.24%		0.24%		0.24%	0.24	%(k)
Waiver/Reimbursement	0.12	%(k)	0.08%		0.10%		0.13%	0.12	%(k)
Net investment income (j)	0.01	%(k)	0.58	%(i)	3.24	%(i)	5.06%	4.37	%(k)
Net assets, end of period (000s)	$61,114		$191,321		$72,527		$50,724	$38,695

(a)  On December 31, 2009, Columbia Government Plus Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(b)  The Fund changed its fiscal year end from October 31 to August 31.

(c)  Institutional Class Shares commenced operations on November 17, 2005.

(d)  Rounds to less than $0.001 per share.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,
Retail A Shares	2010 (a)		2009	2008	2007	2006 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		0.007	0.033	0.050	0.035
Less Distributions to Shareholders:
From net investment income	—		(0.007)	(0.033)	(0.050)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	0.00	%(f)	0.71%	3.39%	5.12%	3.51	%(f)
Ratios to Average Net Assets/Supplemental Data:
Net expense (g)	0.21	%(h)	0.30%	0.30%	0.30%	0.30	%(h)
Waiver/Reimbursement	0.18	%(h)	0.08%	0.10%	0.13%	0.12	%(h)
Net investment income (g)	—	%(h)	0.74%	3.38%	5.02%	4.39	%(h)
Net assets, end of period (000s)	$5,745		$6,718	$8,694	$9,761	$10,660

(a)  On December 31, 2009, Columbia Government Plus Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(b)  The Fund changed its fiscal year end from October 31 to August 31.

(c)  Retail A Shares commenced operations on November 21, 2005.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,			Period Ended August 31,
G-Trust Shares	2010 (a)		2009	2008	2007	2006 (b)(c)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.008	0.034	0.051	0.035
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.008)	(0.034)	(0.051)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.01	%(g)	0.80%	3.49%	5.22%	3.59	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.19	%(i)	0.20%	0.20%	0.20%	0.20	%(i)
Waiver/Reimbursement	0.10	%(i)	0.08%	0.10%	0.13%	0.12	%(i)
Net investment income (h)	0.02	%(i)	0.81%	3.45%	5.10%	4.44	%(i)
Net assets, end of period (000s)	$129,339		$156,431	$189,029	$187,636	$198,528

(a)  On December 31, 2009, Columbia Government Plus Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(b)  The Fund changed its fiscal year end from October 31 to August 31.

(c)  G-Trust Shares commenced operations November 1, 2005.

(d)  Rounds to less than $0.001 per share.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

15

Notes to Financial Statements – Columbia Government Plus Reserves

February 28, 2010 (Unaudited)

Note 1. Organization

Columbia Government Plus Reserves (the "Fund") a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia Government Plus Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each of the Predecessor Fund's share classes was reorganized into the corresponding share class of the Fund. After the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar

16

Columbia Government Plus Reserves, February 28, 2010 (Unaudited)

securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are

17

Columbia Government Plus Reserves, February 28, 2010 (Unaudited)

indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2009 was as follows:

Distributions paid from:
Ordinary Income*	$14,170,418

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2011	$9,005
2012	204
2013	1,068
2014	89,176
2015	1,719
2016	38,980
Total	$140,152

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.18%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.16% of the Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the six month period ended February 28, 2010, the Fund's annualized effective advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Bank of America, N.A., an indirect parent company of Columbia, entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes the sale of the part of the asset management business that advises long-term mutual funds, but does not include the sale of the part of the asset management business that advises the Fund. The transaction is subject to certain approvals and other conditions to closing and is currently expected to close on or about May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Fund and its investment advisor,

18

Columbia Government Plus Reserves, February 28, 2010 (Unaudited)

administrator and distributor will change as shown in the following table:

	Current Name	New Name
Fund:	Columbia Government Plus Reserves	BofA Government Plus Reserves
Advisor/ Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC
Distributor:	Columbia Management Distributors, Inc.	BofA Distributors, Inc.

Effective upon the Closing, references to the current names of the Fund, Columbia and Columbia Management Distributors, Inc. will be deemed to be references to their respective new names. Certain other changes will also occur upon the Closing.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.067%
Over $125 billion	0.020%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by Columbia in the performance of services under the Services Agreement.

The Services Agreement will be terminated upon the Closing, and the services provided thereunder will be covered under an amended administration agreement with Columbia.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

19

Columbia Government Plus Reserves, February 28, 2010 (Unaudited)

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2010, no minimum account balance fees were charged by the Fund. Effective upon the Closing, it is expected that the Fund will engage BFDS as its new transfer agent.

Distribution and Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Liquidity Class shares of the Fund. The Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the class' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plan:	Current Rate (after fee waivers)		Plan Limit
Liquidity Class shares	0.15	%*	0.25	%**
Servicing Plans:
Liquidity Class shares	0.15	%*	0.25	%**
Adviser Class shares	0.25%		0.25%
Retail A shares	0.10%		0.10%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2010 at an annual rate of 0.10% of the Fund's Liquidity Class shares average daily net assets, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2010.

**  To the extent that any Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Distributor is the principal underwriter of the Fund's shares.

The Trust has adopted a shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2010, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as

20

Columbia Government Plus Reserves, February 28, 2010 (Unaudited)

applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the six month period ended February 28, 2010, these custody credits reduced total expenses by $5 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2010, the Fund did not borrow under these arrangements.

21

Columbia Government Plus Reserves, February 28, 2010 (Unaudited)

Note 7. Shares of Beneficial Interest

As of February 28, 2010, 88.8% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of February 28, 2010, the Fund has one shareholder that held 7.8% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

As of February 28, 2010, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008 and the distribution earmarked for the Columbia Funds and their shareholders has been substantially completed.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

22

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA" or the "Adviser") for Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Daily Cash Reserves, Columbia Government Reserves, Columbia Government Plus Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves and Columbia Treasury Reserves. The investment advisory agreement with CMA is referred to as an "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at meetings held on November 5-6, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at http://www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss each Fund's performance with its respective portfolio manager(s). In addition to these meetings, the Investment Committee receives and discusses performance reports at its quarterly meetings. The Contracts Review Committee of the Board also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

The Board noted that Bank of America, N.A., the parent company of the Adviser, had entered into an agreement to sell a portion of the asset management business of the Adviser to Ameriprise Financial, Inc. (the "Transaction"). The Board noted that the Transaction was expected to close in the spring of 2010 and that its review of the Advisory Agreement was separate and distinct from any analysis regarding new advisory or sub-advisory arrangements that may result from the closing of the Transaction.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by CMA under the Advisory Agreement. The most recent investment adviser registration form for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Funds and CMA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

23

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of CMA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by CMA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to CMA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in their respective Peer Groups (as defined below).

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of Funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, and independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to actual management fees; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered certain risk-adjusted performance data.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

24

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues declined over a five-year period during which fund assets increased by 53% and the shareholder benefit over a four-year period has remained steady at approximately 33% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to their other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationship with the Funds. Such benefits could include, among others, benefits attributable to CMA's relationship with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Funds and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receives throughout the year. In this regard, the Board and its Committees review reports of CMA at each of its quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, at the June Investment Committee meeting.

Fund-Specific Considerations for Certain "Review" Funds. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

The Fund was not highlighted as a review fund.

25

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

26

Summary of Management Fee Evaluation by
Independent Fee Consultant

REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

November 12, 2009

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fifth annual written evaluation of the fee negotiation process. As was the case with the 2007 and 2008 reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees ... using ... an annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds are treated in a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2008 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

27

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund, subject to the following: on September 30, 2009, Ameriprise Financial, Inc. ("Ameriprise") announced that it had agreed to purchase the investment management business of CMG with the exception of its cash and liquidity management business which includes the Nations money market Funds. As a result, the Trustees requested information from CMG as to the plans of CMG and its parent with respect to the provision of investment management services to those Funds after the consummation of the proposed transaction. As of the date of this report, that information has not yet been provided. However, as the transaction is not expected to close until the spring of 2010, the Trustees concluded that they would have ample opportunity to take appropriate steps with respect to the investment management agreements of the money market Funds, including invoking the 60-day termination provisions of those agreements, in response to the information to be provided by CMG and reviewed by the IFC.

In my view, the process by which the proposed management fees of the Funds have been negotiated in 2009 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds was relatively strong for the measuring periods ending March 31, 2009. Between one-third and nearly one-half of the Funds were ranked in either the first or second quintiles in the one-, three-, five-, and 10-year periods, and no more than 8% were in the fifth quintile for these periods. Overall, the performance was stronger in the two longer periods.

4.  The strongest performing groups over the one-, three-, and five-year periods were active equity, quantitative strategies, and, to a lesser extent, money market Funds. Sub-advised Funds were the weakest performers, with over 60% of the Funds in the bottom two quintiles in the one- and three-year periods. For the same two periods, no more than 15% percent of the sub-advised Funds were in the top two quintiles. Almost half of fixed-income Funds ranked in the bottom two quintiles in the one- and three-year periods.

5.  Overall performance of the Funds was less robust in 2009 than in 2008 and 2007 for the one- and three-year performance periods. For example, 62% of the Funds were in the top two quintiles in 2007 for the one-year period compared with 33% in 2009. The ranks of those in the bottom two quintiles rose significantly between 2007 and 2009, led by money market and fixed-income Funds in the one- and three-year periods. For the three-year period, there was a similar trend with respect to sub-advised Funds.

6.  The performance of the active equity Funds against their benchmarks was strong for the one-, three-, and five-year performance periods. In contrast, more than half of the sub-advised Funds failed to beat their benchmarks on a net basis in the one- and three-year periods. The fixed-income Funds consistently produced gross returns below those of their benchmarks. Lipper quintile rankings of the actively managed equity Funds are highly correlated with their performance against their benchmarks in the sense that net returns in excess of the benchmark appear necessary to achieve a ranking in one of the top three quintiles. No such correlation was observed for fixed-income and quantitative strategies Funds.

7.  The equity Funds' overall performance adjusted for risk was mixed. Based upon three-year returns, less than 40% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes; 60% were in the bottom half of their universes. About 30% of the fixed income Funds posted high returns and low risk relative to comparable funds. Over 60% of the fixed-income Funds took on more risk than the typical fund in their performance universes.

8.  The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Nations Funds are compared with funds in performance universes that

28

include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a "filtered universe") lowers the relative performance for the Funds, but generally not to a material extent. The filtering process, however, did identify two Funds for further review that had not been so identified using unfiltered universes.

9.  A small number of Funds have consistently underperformed over the past five years. The exact number depends on the criteria used to evaluate longer-term performance. For example, six different Funds have had below-median performance in at least four out of the five years between 2005 and 2009 for either the one- or three-year performance periods from 2005 to 2009. If the threshold were the 60th percentile, only two Funds would have satisfied the criteria.

10.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance, and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

11.  The Funds' management fees and total expenses are generally low relative to those of their peers, with over half the Funds ranking in the most favorable two quintiles. For total expenses, slightly more than one-quarter are in the bottom two quintiles, while slightly less than two-fifths are in the bottom two quintiles for actual management fees. Fixed-income and quantitative strategies Funds have the lowest fees and expenses relative to their peers. The sub-advised Funds account for the majority of Funds in the fifth quintile for both management fees and total expenses.

12.  The distribution of management fee rankings has changed little over the past three years, while the distribution of total expense rankings has moved in the direction of higher expenses. The most notable change involving total expenses has been a shift in the number of Funds from the first to the second quintile.

13.  The management fees of the non-subadvised Funds are generally in line with those of Columbia Funds supervised by the Atlantic Board of Trustees (the "Atlantic Funds"). The sub-advised large cap equity, international equity, and high yield Funds, however, generally have higher management fees than those of comparable Atlantic and non-subadvised Funds.

14.  The implementation of the new program of voluntary expense limits appears to have been associated, on balance, with less favorable expense rankings. This result reflects increases in expense limits for certain Funds, the removal of fee waivers, and the shift of certain expenses from CMA to the Funds. The decline in expense rankings is less significant, however, than CMA projected in December 2008.

D. Trustees' Advisory Contract Review Process

15.  The Trustees' evaluation process identified 22 Funds in 2009 for further review based upon long-standing criteria relating to their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. At the November meeting, CMG provided further information about each of those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

16.  CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, the establishment of expense limits for each Fund, enhanced shareholder services, fund mergers, and operational consolidation.

17.  An examination of the contractual fee schedules for five Nations Funds shows that the schedules for Small Cap II, Municipal Reserves, and Treasury Reserves compare favorably with those of their competitors, while the subadvised Marsico Growth and High Yield VS Funds have schedules generally above those of their peers, including funds that do not have a sub-adviser. The group fee with

29

breakpoints that characterizes the money market Fund schedules is not typically found among competitors, nearly all of which have flat fee schedules.

F. Management Fees Charged to Institutional Clients

18.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, actual and scheduled institutional fees are generally, but not always, lower than the Funds' management fees. CMG provided additional data this year demonstrating that at small asset levels, the effective fee of certain Funds may be equal to or less than institutional fee levels at those asset levels, due to the effect of expense limits on small funds with high gross expenses. CMG also analyzed the differences between the services provided and risks borne on the one hand by a manager of mutual funds and on the other by institutional advisers, and suggested that these differences should be kept in mind when Trustees review the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

19.  The activity-based cost allocation methodology employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG further refined the technique by allocating additional indirect expenses on an activity basis.

20.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses of and profitability to CMG arising out of its relationships with the Funds.

21.  CMG provided a firm-wide pro forma 2009 income statement demonstrating the effect of market events beginning in the fourth quarter of 2008 on its revenues and profitability to provide an additional perspective on calendar 2008 profitability data.

22.  In 2008, CMG's pre-tax pre- and post-distribution margins on the Nations Funds were above the industry mean and median, based on limited data available for publicly held mutual fund managers and excluding the costs of CMG's money market capital support programs. However, as is to be expected in a 63-Fund complex, some Nations Funds had relatively high pre-tax profit margins in 2008, when calculated solely with respect to management revenues and expenses, while other Nations Funds operated at a loss. There is a positive relationship between Fund size and profitability to CMG, with smaller Funds generally operating at a loss to CMG.

23.  CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, with respect to assets of its clients invested in Nations Funds to compensate it for services it performs with respect to those client assets and for the effect of state law limitations on affiliates charging multiple fees. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for identifying a Fund for further review (a "Review Fund") to include criteria that focus exclusively on performance. They may also wish to consider whether it would be useful to apply CMG's own internal monitoring standards for Fund performance to the contract review process, or whether such criteria are more relevant to their ongoing investment oversight.

2)  Presentation of Review Fund discussion. CMG should consider whether it could more systematically present in one discussion all relevant information regarding each Review Fund, which is now split into several different portions of the 15(c) materials. For any Fund that has been a Review Fund in consecutive years, CMG should address under what circumstances it could reasonably be anticipated that the Fund would lose that status.

3)  Refinement of tax-exempt performance data. Certain single-state tax-exempt Funds compete in extremely small universes and are compared to a multi-state benchmark of uncertain relevance. Notwithstanding the difficulties, CMG should work to improve the reliability of the calculation of relative performance of these Funds. If that is not possible, CMG should provide guidance on how the Trustees should judge the quality of CMG's management of these Funds.

30

4)  Development of risk metrics for asset-allocation, tax-exempt, and money market Funds. CMG has developed and shared with the Trustees quantitative risk metrics comparing equity and taxable fixed-income Funds against their peers. However, reliable risk metrics have not been developed for asset-allocation, tax-exempt fixed income, and money market Funds. We urge CMG to continue its efforts to provide reliable risk measures for these categories of Funds, especially in the cases of asset-allocation and money market funds, because their investors are likely to be motivated at least in part by a desire to manage risk.

5)  Profitability data. For any period during which CMG is an affiliate of U.S. Trust, Bank of America Private Wealth Management, CMG should continue to present to the Trustees the profitability of each Fund, each investment style and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

d.  Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

6)  Contractual fee analysis. This year CMG presented a new Lipper report comparing the contractual management fees of Funds with those of competitors in similar investment styles. However, the reliability of the conclusion—that Fund management fee breakpoints compared favorably with competitive fee rates—was limited by the use of competitive funds at all asset levels. The sponsors of a $100 million mutual fund may not have given much thought to breakpoints at $5 billion; therefore, that fund's contractual fee at that level is unlikely to compare favorably with that of a $5 billion Fund. Limiting the competitors to the Lipper expense group, whose constituents are similar in size to the relevant Fund, would make the results more meaningful. In addition, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

7)  Pro forma profitability data. In any year in which CMG or the Trustees believe that the prior year's profitability is unlikely to be representative of current business results due to changes in markets or for any other reason, CMG should, consistent with this year's practice, prepare a pro forma income statement based on year-to-date actual data and reasonable projections used for its own business planning purposes.

8)  Additional institutional data and analysis. While CMG provided a substantial amount of information on its institutional business, we suggest some additional items for future years: (a) profitability data for the institutional business in the format, and based upon the same allocation methodologies, used to present Fund profitability, (b) an explanation of how CMA sets institutional fee breakpoints, which normally begin at asset levels far lower than those found in Fund management fee breakpoints, and (c) distinguishing in all institutional fee materials fees of accounts acquired prior to the development of current fee schedules (so-called "legacy" accounts) from the fees of accounts launched after that time.

9)  Management fee disparities. In any future study of management fees, CMG and the Nations Trustees should analyze the differences in management fee schedules. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families sponsored by CMG, such as differences in the management styles of different Funds included the same Lipper category. Finally, if CMG proposes a management fee change or an expense cap for

31

any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

10)  Explanation of data supplied to Lipper. Each year, as part of the 15(c) process, CMG retains Lipper to compare the fees and expenses of each Fund to a group of competitors. In many cases, CMG, with the approval of the Trustees, adjusts the actual expense data, which is based on the most recent full fiscal year of the Fund (and each competitive fund) to reflect changes in fees or expense limits that occurred during or after the relevant fiscal year. This improves the reliability and usefulness of the comparison. However, to ensure that the Trustees know when and how CMG adjusted the data, we recommend that CMG prepare a table listing for each Fund what adjustments were made, e.g., to reflect a new expense limitation of x basis points that commenced on y date.

11)  Reduction of volume of paper documents submitted. The effort to streamline and better organize the data presented to the Trustees and the process by which that data was prepared and organized continued to be well-received by all parties. Notwithstanding past success, it is always appropriate to look for opportunities to reduce and simplify the presentation of 15(c) data. One possibility would be to remove the 127 pages of biographical data, most if not all of which the Trustees have previously seen as part of their ongoing investment oversight duties, from the paper volume and post it on the Internet-based document storage and retrieval system used by the Funds to provide reference data to Trustees.

Respectfully submitted,
Steven E. Asher

32

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Government Plus Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

33

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Government Plus Reserves

Semiannual Report, February 28, 2010

©2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/35209-0210 (04/10) 10/U050U6

Columbia Management®

Semiannual Report

February 28, 2010

Columbia Daily Cash Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	7

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	11

Notes to Financial Statements	12

Board Consideration and Re-Approval of Investment Advisory Agreement	19

Summary of Management Fee Evaluation by Independent Fee Consultant	22

Important Information About This Report	29

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Bank of America, N.A. previously announced its decision to sell Columbia Management's long-term asset management business to Ameriprise Financial, Inc. This includes the management of Columbia Management's equity and fixed-income mutual funds but not the money market funds. This transaction is subject to certain approvals and other conditions of closing and is currently expected to occur this spring. Bank of America also previously announced that it will retain Columbia Management's cash business, including the management of Columbia Management's money market funds.

The bank decided to retain the cash business based on the breadth of its product offering and the depth of its client relationships. Columbia Management's cash business will remain with Bank of America within the Global Wealth and Investment Management organization and will be led by Michael Pelzar as head of the cash business effective as of the closing of Bank of America's sale of Columbia Management's long-term asset management business to Ameriprise Financial. We want to assure you that the cash funds' portfolio managers continue to focus on providing uninterrupted service to fund shareholders.

Effective at the time of the closing, the cash business will use the name BofATM Global Capital Management. The advisor will remain the same and will be renamed BofA Advisors, LLC. The cash business will continue to offer a wide array of liquidity products including the current Columbia money market funds, which will be rebranded as BofA Funds.

Meanwhile, transition teams across the company have been formed to oversee integration efforts including rebranding initiatives and client communications. As a valued investor in Columbia Management's money market funds, please know that our goal is to ensure a smooth transition and provide you with the highest quality products and services. We are working diligently to seek a seamless transition for our clients and will keep you informed as the transition progresses.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Understanding Your Expenses – Columbia Daily Cash Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, shareholder administration fee and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum investment applicable to you, your account generally will be subject to an annual fee of $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/09 – 02/28/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Trust Class	1,000.00	1,000.00	1,000.20	1,023.31	1.49	1.51	0.30

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Daily Cash Reserves

February 28, 2010 (Unaudited)

Commercial Paper (a) – 37.0%
	Par ($)	Value ($)
Atlantis One Funding Corp.
0.280% 07/06/10	750,000	749,259
0.305% 07/13/10	1,000,000	998,865
0.310% 07/07/10	2,000,000	1,997,796
0.310% 07/19/10	1,000,000	998,794
Barton Capital Corp.
0.200% 04/05/10	1,000,000	999,806
0.200% 05/03/10	1,000,000	999,650
BNZ International Funding Ltd.
0.250% 03/12/10	1,000,000	999,924
Cancara Asset Securitisation LLC
0.230% 03/19/10	3,000,000	2,999,655
0.230% 04/12/10	4,000,000	3,998,927
Citigroup Funding, Inc.
0.200% 03/22/10	7,000,000	6,999,183
Coca-Cola Co.
0.200% 04/13/10	1,000,000	999,761
Dexia Delaware LLC
0.285% 03/03/10	4,500,000	4,499,929
E.ON AG
0.230% 05/18/10	2,000,000	1,999,003
Edison Asset Securitization LLC
0.200% 04/26/10	3,000,000	2,999,067
ENI Coordination Center SA
0.195% 04/26/10	700,000	699,788
0.200% 04/20/10	500,000	499,861
Fairway Finance LLC
0.190% 04/19/10	435,000	434,888
0.200% 03/08/10	2,000,000	1,999,922
Falcon Asset Securitization Co. LLC
0.200% 05/25/10	1,000,000	999,528
FCAR Owner Trust
0.230% 04/01/10	1,875,000	1,874,629
0.250% 03/01/10	3,300,000	3,300,000
0.250% 03/10/10	1,000,000	999,937
0.250% 03/19/10	1,000,000	999,875
0.250% 04/01/10	1,250,000	1,249,731
Gemini Securitization Corp. LLC
0.200% 03/01/10	1,000,000	1,000,000
0.200% 03/04/10	2,000,000	1,999,967
0.200% 05/10/10	1,000,000	999,611
General Electric Capital Corp.
0.220% 04/21/10	1,000,000	999,688
0.220% 07/02/10	4,000,000	3,996,993

	Par ($)	Value ($)
0.240% 03/24/10	1,000,000	999,847
0.240% 04/08/10	1,000,000	999,747
0.240% 04/12/10	3,000,000	2,999,160
0.260% 07/02/10	1,000,000	999,112
0.260% 07/09/10	6,000,000	5,994,367
0.300% 04/16/10	2,000,000	1,999,233
Governor & Co. of the Bank of Ireland
0.500% 03/23/10	4,500,000	4,500,000
0.600% 04/21/10	4,500,000	4,498,087
Grampian Funding LLC
0.270% 04/19/10	9,000,000	8,996,692
0.310% 03/03/10	2,500,000	2,499,957
Johnson & Johnson
0.200% 06/10/10	2,000,000	1,998,878
LMA Americas LLC
0.190% 04/14/10	1,000,000	999,768
Matchpoint Master Trust
0.300% 05/10/10	1,000,000	999,417
0.320% 05/10/10	2,000,000	1,998,756
MetLife Short Term Funding LLC
0.210% 04/12/10	7,000,000	6,998,285
0.400% 03/03/10	714,000	713,984
0.420% 03/08/10	1,000,000	999,918
Nestle Finance International Ltd.
0.270% 08/24/10	2,000,000	1,997,360
Old Line Funding LLC
0.200% 03/02/10	1,000,000	999,994
Prudential PLC
0.200% 04/15/10	1,000,000	999,750
0.200% 04/20/10	1,000,000	999,722
0.240% 05/24/10	4,000,000	3,997,760
Royal Park Investments Funding Corp.
0.230% 03/23/10	2,000,000	1,999,719
0.230% 03/24/10	3,000,000	2,999,559
Santander Central Hispano Finance Delaware, Inc.
0.280% 07/21/10	3,500,000	3,496,134
0.310% 04/30/10	1,000,000	999,483
Societe de Prise de Participation de l'Etat
0.200% 03/02/10	1,000,000	999,994
0.205% 05/20/10	2,000,000	1,999,089
0.205% 05/21/10	2,000,000	1,999,077
0.250% 05/27/10	1,000,000	999,396
Starbird Funding Corp.
0.200% 03/04/10	2,000,000	1,999,967

See Accompanying Notes to Financial Statements.

2

Columbia Daily Cash Reserves

February 28, 2010 (Unaudited)

Commercial Paper (a) (continued)
	Par ($)	Value ($)
Total Capital Canada Ltd.
0.190% 03/04/10	1,000,000	999,984
Toyota Credit Canada, Inc.
0.230% 03/12/10	1,000,000	999,930
0.240% 04/07/10	1,000,000	999,753
Toyota Financial Services de Puerto Rico, Inc.
0.210% 03/05/10	1,000,000	999,977
0.240% 04/05/10	1,000,000	999,767
Toyota Motor Credit Corp.
0.200% 03/03/10	3,000,000	2,999,967
0.200% 03/17/10	2,000,000	1,999,822
0.200% 03/18/10	2,000,000	1,999,811
0.220% 03/10/10	3,000,000	2,999,835
0.220% 03/17/10	2,000,000	1,999,804
0.360% 04/12/10	5,000,000	4,997,900
Total Commercial Paper (cost of $151,972,799)		151,972,799
Certificates of Deposit – 30.9%
Allied Irish Banks PLC
0.500% 03/16/10	2,250,000	2,250,000
0.500% 03/19/10	2,000,000	2,000,000
0.540% 05/17/10	2,500,000	2,497,112
0.600% 04/15/10	2,250,000	2,250,000
0.600% 04/20/10	2,000,000	2,000,000
Atlantis One Funding Corp.
0.260% 07/14/10	2,000,000	2,000,000
Banco Bilbao Vizcaya Argentaria/NY
0.280% 03/10/10	2,000,000	2,000,002
0.290% 03/03/10	3,000,000	3,000,002
Bank of Montreal
0.200% 03/08/10	2,000,000	2,000,000
Bank of Tokyo Mitsubishi Ltd. NY
0.205% 03/05/10	1,000,000	1,000,001
0.240% 03/02/10	2,000,000	2,000,000
0.240% 03/04/10	3,000,000	3,000,000
Barclays Bank PLC
0.450% 04/27/10	7,000,000	7,000,000
0.575% 03/15/10	1,000,000	1,000,000
0.590% 03/05/10	9,000,000	9,000,000
BNP Paribas
0.230% 03/09/10	2,000,000	2,000,000
0.230% 03/10/10	4,000,000	4,000,000
BNP Paribas/Chicago IL
0.230% 05/26/10	4,000,000	4,000,000
0.240% 06/11/10	3,000,000	3,000,000

	Par ($)	Value ($)
Calyon New York
0.220% 04/23/10	2,000,000	2,000,000
0.230% 05/04/10	2,300,000	2,300,000
Credit Agricole SA
0.300% 07/26/10	4,000,000	4,000,000
0.300% 07/29/10	2,000,000	2,000,000
0.320% 08/19/10	5,000,000	5,000,000
0.320% 08/23/10	3,000,000	3,000,000
Credit Industriel et Commercial
0.395% 03/18/10	5,000,000	5,000,012
Dexia Credit Local S.A.
0.270% 03/25/10	7,500,000	7,500,000
HSBC Bank PLC
0.320% 08/25/10	4,000,000	4,000,000
0.325% 03/29/10	1,000,000	1,000,000
Natixis/New York NY
0.220% 03/01/10	2,000,000	2,000,000
0.220% 03/19/10	4,500,000	4,500,000
Rabobank Nederland NV/NY
0.350% 03/24/10	2,000,000	2,000,000
Societe Generale NY
0.250% 03/01/10	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp./New York
0.210% 05/11/10	3,500,000	3,500,000
0.220% 05/14/10	2,000,000	2,000,000
Toronto Dominion Bank/NY
0.330% 03/18/10	1,000,000	1,000,009
UBS AG/Stamford CT
0.340% 04/30/10	1,000,000	1,000,000
0.460% 05/27/10	2,000,000	2,000,000
0.480% 05/28/10 (03/05/10) (b)(c)	6,000,000	6,000,000
0.520% 05/19/10	7,000,000	7,000,000
Total Certificates of Deposit (cost of $126,797,138)		126,797,138
Government & Agency Obligations – 10.9%
U.S. Government Agencies – 9.0%
Federal Farm Credit Bank
0.159% 07/20/11 (04/20/10) (b)(c)	2,000,000	1,999,981
Federal Home Loan Bank
0.049% 11/05/10 (05/07/10) (b)(c)	3,000,000	2,999,385

See Accompanying Notes to Financial Statements.

3

Columbia Daily Cash Reserves

February 28, 2010 (Unaudited)

Government & Agency Obligations (continued)
	Par ($)	Value ($)
0.059% 10/29/10 (04/30/10) (b)(c)	1,100,000	1,099,955
Federal Home Loan Mortgage Corp.
0.109% 02/01/11 (05/01/10) (b)(c)	5,000,000	5,000,598
0.180% 07/07/10 (d)	1,150,000	1,149,264
0.195% 07/19/10 (d)	1,000,000	999,242
0.303% 04/07/11 (04/07/10) (b)(c)	7,400,000	7,401,987
0.310% 11/10/10 (d)	1,700,000	1,696,282
0.327% 03/09/11 (03/09/10) (b)(c)	14,000,000	14,031,705
Federal National Mortgage Association
0.250% 10/01/10 (d)	500,000	499,257
U.S. Government Agencies Total		36,877,656
U.S. Government Obligations – 1.9%
U.S. Treasury Bill
0.180% 08/26/10	3,000,000	2,997,330
0.200% 07/01/10	2,000,000	1,998,644
2.000% 09/30/10	3,000,000	3,028,028
U.S. Government Obligations Total		8,024,002
Total Government & Agency Obligations (cost of $44,901,658)		44,901,658
Municipal Bonds – 2.0%
Colorado – 0.3%
CO Housing & Finance Authority
Series 2008 A1,
SPA: FHLB 0.220% 04/01/29 (03/05/10) (b)(c)	1,000,000	1,000,000
Colorado Total		1,000,000
Connecticut – 1.0%
CT Housing Finance Authority
Series 2008 A5,
SPA: JPMorgan Chase Bank 0.210% 11/15/38 (03/05/10) (b)(c)	4,180,000	4,180,000
Connecticut Total		4,180,000

	Par ($)	Value ($)
Maryland – 0.7%
MD Easton
William Hill Manor, Inc.,
Series 2009 B, LOC: Branch Banking & Trust 0.300% 01/01/26 (03/05/10) (b)(c)	3,000,000	3,000,000
Maryland Total		3,000,000
Total Municipal Bonds (cost of $8,180,000)		8,180,000
Repurchase Agreements – 21.2%
Repurchase agreement with Barclays Capital, dated 02/03/10 due 04/05/10 at 0.330%, collateralized by a corporate bond maturing 09/11/15, market value $2,625,000 (repurchase proceeds $2,501,398)	2,500,000	2,500,000
Repurchase agreement with BNP Paribas, dated 01/22/10, due 04/22/10 at 0.260%, collateralized by a corporate bond maturing 11/15/14, market value $1,057,197 (repurchase proceeds $1,000,650)	1,000,000	1,000,000
Repurchase agreement with BNP Paribas, dated 02/26/10, due 03/01/10 at 0.270%, collateralized by a corporate bond maturing 05/15/19, market value $4,200,001 (repurchase proceeds $4,000,090)	4,000,000	4,000,000
Repurchase agreement with Deutsche Bank, dated 01/15/10, due 04/14/10 at 0.270%, collateralized by commercial paper maturing 04/03/10, market value $1,035,122 (repurchase proceeds $1,000,668) (e)	1,000,000	1,000,000
Repurchase agreement with Deutsche Bank, dated 02/26/10, due 03/01/10 at 0.200%, collateralized by commercial paper maturing 04/20/10, market value $2,060,001 (repurchase proceeds $2,000,033)	2,000,000	2,000,000

See Accompanying Notes to Financial Statements.

4

Columbia Daily Cash Reserves

February 28, 2010 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank, dated 02/26/10, due 03/01/10 at 0.340%, collateralized by a corporate bond and a U.S. Government Agency obligation with various maturities to 08/01/38, market value $4,081,091 (repurchase proceeds $4,000,113)	4,000,000	4,000,000
Repurchase agreement with Goldman Sachs & Co., dated 01/21/10, due 04/21/10 at 0.410%, collateralized by corporate bonds with various maturities to 11/01/18, market value $2,100,000 (repurchase proceeds $2,002,050)	2,000,000	2,000,000
Repurchase agreement with Goldman Sachs & Co., dated 02/02/10, due 05/03/10 at 0.400%, collateralized by a corporate bond maturing 11/01/18, market value $2,100,001 (repurchase proceeds $2,002,000)	2,000,000	2,000,000
Repurchase agreement with Goldman Sachs & Co., dated 02/05/10, due 05/10/10 at 0.400%, collateralized by a corporate bond maturing 11/01/18, market value $2,100,001 (repurchase proceeds $2,002,089)	2,000,000	2,000,000
Repurchase agreement with Goldman Sachs & Co., dated 02/23/10, due 05/24/10 at 0.400%, collateralized by corporate bonds with various maturities to 11/01/18, market value $1,050,000 (repurchase proceeds $1,001,000)	1,000,000	1,000,000
Repurchase agreement with Greenwich Capital, dated 02/26/10, due 03/01/10 at 0.120%, collateralized by commercial paper with various maturities to 02/20/40, market value $42,053,343 (repurchase proceeds $41,224,412)	41,224,000	41,224,000

	Par ($)	Value ($)
Repurchase agreement with Greenwich Capital, dated 02/26/10, due 03/01/10 at 0.290%, collateralized by corporate bonds with various maturities to 12/10/19, market value $2,100,514 (repurchase proceeds $2,000,048)	2,000,000	2,000,000
Repurchase agreement with JPMorgan Chase, dated 02/26/10, due 03/01/10 at 0.240%, collateralized by commercial paper maturing 04/01/10, market value $5,154,111 (repurchase proceeds $5,000,100)	5,000,000	5,000,000
Repurchase agreement with JPMorgan Chase, dated 02/26/10, due 03/17/10 at 0.330%, collateralized by corporate bonds with various maturities to 01/16/18, market value $1,052,646 (repurchase proceeds $1,000,174)	1,000,000	1,000,000
Repurchase agreement with JPMorgan Chase, dated 02/26/10, due 04/05/10 at 0.310%, collateralized by corporate bonds with various maturities to 06/15/16, market value $1,051,741 (repurchase proceeds $1,000,327)	1,000,000	1,000,000
Repurchase agreement with Royal Bank of Canada, dated 02/26/10, due 03/01/10 at 0.290%, collateralized by commercial paper maturing 03/09/10, market value $6,180,001 (repurchase proceeds $6,000,145)	6,000,000	6,000,000
Repurchase agreement with Morgan Stanley Smith Barney, dated 02/26/10 due 03/01/10, at 0.00%, collateralized by a U.S. Government Agency obligation maturing 10/14/10, market value $4,926,301 (repurchase proceeds $4,825,000)	4,825,000	4,825,000

See Accompanying Notes to Financial Statements.

5

Columbia Daily Cash Reserves

February 28, 2010 (Unaudited)

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with UBS Securities, Inc., dated 02/26/10, due 03/01/10 at 0.240%, collateralized by corporate bonds with various maturities to 10/15/13, market value $4,725,744 (repurchase proceeds $4,500,090)	4,500,000	4,500,000
Total Repurchase Agreements (cost of $87,049,000)		87,049,000
Total Investments – 102.0% (cost of $418,900,595) (f)		418,900,595
Other Assets & Liabilities, Net – (2.0)%		(8,098,696)
Net Assets – 100.0%		410,801,899

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2010.

(c)  Parenthetical date represents the effective maturity date for the security.

(d)  The rate shown represents the annualized yield at the date of purchase.

(e)  The collateral for this repurchase agreement is eligible for substitution and, subsequent to 2/28/2010, was substituted for collateral maturing on or after the maturity date of the repurchase agreement.

(f)  Cost for federal income tax purposes is $418,900,595.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's portfolio as of February 28, 2010.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
FHLB	Federal Home Loan Bank

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

At February 28, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Commercial Paper	37.0
Certificates of Deposit	30.9
Repurchase Agreements	21.2
Government & Agency Obligations	10.9
Municipal Bonds	2.0
102.0
Other Assets & Liabilities, Net	(2.0)
100.0

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – Columbia Daily Cash Reserves

February 28, 2010 (Unaudited)

		($)
Assets	Investments, at amortized cost approximating value	331,851,595
	Repurchase agreements, at cost approximating value	87,049,000
	Total investments at amortized cost approximating value	418,900,595
	Cash	468
	Receivable for:
	Fund shares sold	3,614
	Interest	153,515
	Expense reimbursement due from investment advisor	91,079
	Prepaid expenses	48,453
	Total Assets	419,197,724
Liabilities	Payable for:
	Investments purchased	8,169,091
	Fund shares repurchased	14,890
	Distributions	1
	Investment advisory fee	78,494
	Administration fee	39,220
	Pricing and bookkeeping fees	10,505
	Transfer agent fee	2,369
	Trustees' fees	4,814
	Custody fee	4,695
	Shareholder administration fee	22,680
	Chief compliance officer expenses	125
	Reports to shareholders	30,581
	Other liabilities	18,360
	Total Liabilities	8,395,825
	Net Assets	410,801,899
Net Assets Consist of	Paid-in capital	411,201,135
	Overdistributed net investment income	(14)
	Accumulated net realized loss	(399,222)
	Net Assets	410,801,899
	Shares outstanding	411,405,696
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – Columbia Daily Cash Reserves

For the Six Months Ended February 28, 2010 (Unaudited)

		($)
Investment Income	Interest	718,749
Expenses	Investment advisory fee	538,458
	Administration fee	271,961
	Shareholder administration fee	215,383
	Transfer agent fee	12,370
	Pricing and bookkeeping fees	64,739
	Trustees' fees	11,909
	Custody fee	24,694
	Chief compliance officer expenses	400
	Treasury temporary guarantee program fee	13,708
	Other expenses	91,457
	Total Expenses	1,245,079
	Fees waived or expenses reimbursed by investment advisor and/or its affiliates	(585,220)
	Fees waived by distributor	(11,778)
	Expense reductions	(1)
	Net Expenses	648,080
	Net Investment Income	70,669
Net Realized Gain on Investments	Net realized gain	1,623
	Net Increase Resulting from Operations	72,292

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – Columbia Daily Cash Reserves

Increase (Decrease) in Net Assets		(Unaudited) Six Months Ended February 28, 2010 ($)	Period from April 1, through August 31, 2009 ($)(a)	Year Ended March 31, 2009 ($)(b)(c)
Operations	Net investment income	70,669	640,674	17,191,103
	Net realized gain (loss) on investments	1,623	1,645	(344,552)
	Net increase resulting from operations	72,292	642,319	16,846,551
Distributions to Shareholders	From net investment income:
	Trust Class	(70,669)	(640,674)	(16,098,389)
	Institutional Class	—	—	(1,092,715)
	Total distributions to shareholders	(70,669)	(640,674)	(17,191,104)
	Net Capital Stock Transactions	(59,341,858)	(163,378,261)	(494,017,351)
	Total decrease in net assets	(59,340,235)	(163,376,616)	(494,361,904)
Net Assets	Beginning of period	470,142,134	633,518,750	1,127,880,654
	End of period	410,801,899	470,142,134	633,518,750
	Overdistributed net investment income at end of period	(14)	(14)	(14)

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  On May 5, 2008, the Predecessor Fund's Shares Class reorganized into the Fund's Trust Class. The financial information of the Trust Class shares includes the financial information of the Predecessor Fund's Shares Class.

(c)  On May 5, 2008, the Predecessor Fund's Institutional Shares Class was reorganized into the Fund's Trust Class.

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – Columbia Daily Cash Reserves

	Capital Stock Activity
	(Unaudited) Six Months Ended February 28, 2010		Period from April 1, 2009 through August 31, 2009 (a)		Year Ended March 31, 2009 (b)(c)
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Trust Shares
Subscriptions	283,389,287	283,389,287	226,317,766	226,317,766	1,701,865,519	1,701,865,519
Exchange in connection with reorganization	—	—	—	—	528,950,624	528,945,890
Distributions reinvested	6,207	6,207	45,660	45,660	2,839,164	2,839,164
Redemptions	(342,737,352)	(342,737,352)	(389,741,688)	(389,741,687)	(2,188,015,447)	(2,188,015,447)
Net increase (decrease)	(59,341,858)	(59,341,858)	(163,378,262)	(163,378,261)	45,639,860	45,635,126
Institutional Shares
Subscriptions	—	—	—	—	338,495,765	338,495,765
Exchange in connection with reorganization	—	—	—	—	(528,950,624)	(528,945,890)
Distributions reinvested	—	—	—	—	311,005	311,005
Redemptions	—	—	—	—	(349,513,357)	(349,513,357)
Net decrease	—	—	—	—	(539,657,211)	(539,652,477)

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  On May 5, 2008, the Predecessor Fund's Shares Class reorganized into the Fund's Trust Class. The financial information of the Trust Class shares includes the financial information of the Predecessor Fund's Shares Class.

(c)  On May 5, 2008, the Predecessor Fund's Institutional Shares Class was reorganized into the Fund's Trust Class.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Daily Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Period Ended August 31,		Year Ended March 31,
Trust Class (a)	2010 (b)		2009 (c)		2009	2008	2007	2006 (d)	2005 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income (e)	—	(f)	—	(f)	0.02	0.04	0.05	0.03	0.01
Net realized and unrealized gain (loss) on investments (f)	—		—		—	—	—	—	—
Total from investment operations	—	(f)	—	(f)	0.02	0.04	0.05	0.03	0.01
Less Distributions to Shareholders:
From net investment income	—	(f)	—	(f)	(0.02)	(0.04)	(0.05)	(0.03)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (g)(h)	0.02	%(i)	0.11	%(i)	1.88%	4.38%	4.81%	3.27%	1.29%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.30	%(k)	0.32	%(k)	0.33%	0.54%	0.55%	0.53%	0.46%
Waiver/Reimbursement	0.27	%(k)	0.26	%(k)	0.21%	0.12%	0.13%	0.16%	0.24%
Net investment income (j)	0.03	%(k)	0.27	%(k)	1.98%	4.29%	4.69%	3.21%	1.28%
Net assets, end of period (000s)	$410,802		$470,142		$633,519	$588,234	$644,514	$1,032,384	$1,105,053

(a)  On May 5, 2008, the Shares Class shares of Money Fund, a series of Excelsior Funds, Inc., were exchanged for Trust Class shares in connection with the reorganization of Money Fund into the Fund.

(b)  On December 31, 2009, Columbia Daily Cash Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Daily Cash Reserves.

(c)  The Fund changed its fiscal year end from March 31 to August 31. Per share data and total return reflect activity from April 1, 2009 through August 31, 2009.

(d)  Per share data for the years ended March 31, 2006 and 2005 were audited by other auditors.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.01 per share.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Total return at net asset value assuming all distributions reinvested.

(i)  Not annualized.

(j)  The benefits derived from expense reductions has an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

11

Notes to Financial Statements – Columbia Daily Cash Reserves

February 28, 2010 (Unaudited)

Note 1. Organization

Columbia Daily Cash Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

As of the close of business on December 31, 2009, the Fund acquired all of the assets and liabilities of Columbia Daily Cash Reserves (the "Predecessor Fund"), a series of Columbia Funds Series Trust, pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, shares of the Predecessor Fund were exchanged for shares of the Fund. After the reorganization, the financial information of the Fund includes the financial information of the Predecessor Fund. The Predecessor Fund was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Fund offers one class of shares: Trust Class shares. Trust Class shares are offered continuously at net asset value. The Trust may issue an unlimited number of Trust Class shares.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own

12

Columbia Daily Cash Reserves, February 28, 2010 (Unaudited)

assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Dividend income is recorded on the ex-date.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the periods ended August 31, 2009 and March 31, 2009 was as follows:

	August 31, 2009	March 31, 2009
Ordinary Income*	$640,674	$17,191,104

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

13

Columbia Daily Cash Reserves, February 28, 2010 (Unaudited)

The following capital loss carryforwards, determined as of August 31, 2009, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2010	$7,178
2011	23,975
2013	4,889
2014	2,912
2016	361,891
Total	$400,845

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Columbia receives a monthly investment advisory fee at the annual rate of 0.25% of the Fund's average daily net assets.

Bank of America, N.A., an indirect parent company of Columbia, entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes the sale of the part of the asset management business that advises long-term mutual funds, but does not include the sale of the part of the asset management business that advises the Fund. The transaction is subject to certain approvals and other conditions to closing and is currently expected to close on or about May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Fund and its investment advisor, administrator and distributor will change as shown in the following table:

	Current Name	New Name
Fund:	Columbia Daily Cash Reserves	BofA Daily Cash Reserves
Advisor/Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC
Distributor:	Columbia Management Distributors, Inc.	BofA Distributors, Inc.

Effective upon the Closing, references to the current names of the Fund, Columbia and Columbia Management Distributors, Inc. will be deemed to be references to their respective new names. Certain other changes will also occur upon the Closing.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.15% of the Fund's average daily net assets less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State

14

Columbia Daily Cash Reserves, February 28, 2010 (Unaudited)

Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Fund's portfolio securities, incurred by Columbia in the performance of services under the Services Agreement. The Services Agreement will be terminated upon the Closing, and the services provided thereunder will be covered under an amended administration agreement with Columbia.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the six month period ended February 28, 2010, no minimum account balance fees were charged by the Fund. Effective upon the Closing, it is expected that the Fund will engage BFDS as its new transfer agent.

Shareholder Administration Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Fund has adopted a shareholder administration plan ("Administration Plan") for the Trust Class shares. Under the Administration Plan, the Fund pays a monthly shareholder administration fee at the annual rate of 0.10% of the average daily net assets attributable to the Fund's Trust Class shares. These fees are intended to compensate Columbia, the Distributor and/or eligible selling and/or servicing agents for the shareholder administration services they provide.

Fee Waivers and Expense Reimbursements

Columbia has voluntarily agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodial charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.20% annually of the Fund's average daily net assets. Columbia, in its discretion, may revise or discontinue this arrangement at any time.

The Distributor has voluntarily undertaken to reimburse certain Fund expenses (consisting of shareholder servicing and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized

15

Columbia Daily Cash Reserves, February 28, 2010 (Unaudited)

net yield of 0.00% for the Trust Class shares of the Fund. In addition, Columbia has voluntarily undertaken to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of the Trust Class shares expenses for the Fund is fully utilized. These reimbursements are voluntary and may be modified or discontinued by Columbia or the Distributor at any time.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement under this arrangement if such recovery does not cause the Fund's expenses to exceed the expense limitations in effect at the time of recovery.

At February 28, 2010, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring:			Total	Amount recovered
August 31,			potential	during the period
2013	2012	March 31, 2012	recovery	ended 2/28/10
$585,220	$614,223	$1,726,118	$2,925,561	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six month period ended February 28, 2010, these custody credits reduced total expenses by $1 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 was also accrued and

16

Columbia Daily Cash Reserves, February 28, 2010 (Unaudited)

apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2010, the Fund did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2010, the Fund had one shareholder that held 91.0% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

As of February 28, 2010, no other shareholder owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to the Fund's shares.

Under the Program, and subject to certain conditions and limitations, share amounts held by investors of the Fund as of the close of business on September 19, 2008 were guaranteed against loss in the event that the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Fund subsequently liquidated. The Program only covered the amount a shareholder held in the Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

The Fund paid $286,339 to the Treasury to participate in the Program. This fee was expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary item for calculating the fee waivers and expense reimbursement discussed in Note 4.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008 and the distribution earmarked for the Columbia Funds and their shareholders has been substantially completed.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC

17

Columbia Daily Cash Reserves, February 28, 2010 (Unaudited)

("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Note 9. Business Combinations and Mergers

On May 5, 2008, the Fund acquired all of the assets and liabilities of Money Fund (the "Predecessor Fund"), a series of Excelsior Funds, Inc. ("Excelsior Fund"), pursuant to a reorganization. The reorganization qualified as a tax-free exchange for federal income tax purposes.

The Predecessor Fund offered two classes of shares: Shares and Institutional Shares. Each class of shares was offered continuously at net asset value. As part of the reorganization, Shares Class and Institutional Shares Class shares of the Predecessor Fund were exchanged for Trust Class shares of the Fund. After the reorganization, the financial information of the Trust Class shares includes the financial information of the Shares Class shares of the Predecessor Fund. Excelsior Fund was organized as a Maryland Corporation and was registered under the 1940 Act as an open-end management investment company. The Fund is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

18

Board Consideration and Re-Approval of Investment Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to the Fund.

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA" or the "Adviser") for Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Daily Cash Reserves, Columbia Government Reserves, Columbia Government Plus Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves and Columbia Treasury Reserves. The investment advisory agreement with CMA is referred to as an "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at meetings held on November 5-6, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at http://www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss each Fund's performance with its respective portfolio manager(s). In addition to these meetings, the Investment Committee receives and discusses performance reports at its quarterly meetings. The Contracts Review Committee of the Board also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

The Board noted that Bank of America, N.A., the parent company of the Adviser, had entered into an agreement to sell a portion of the asset management business of the Adviser to Ameriprise Financial, Inc. (the "Transaction"). The Board noted that the Transaction was expected to close in the spring of 2010 and that its review of the Advisory Agreement was separate and distinct from any analysis regarding new advisory or sub-advisory arrangements that may result from the closing of the Transaction.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by CMA under the Advisory Agreement. The most recent investment adviser registration form for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Funds and CMA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

19

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of CMA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by CMA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to CMA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in their respective Peer Groups (as defined below).

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of Funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, and independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to actual management fees; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered certain risk-adjusted performance data.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rates and the Actual Management Rates, as well

20

as on other relationships between the Funds and other funds in the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues declined over a five-year period during which fund assets increased by 53% and the shareholder benefit over a four-year period has remained steady at approximately 33% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to their other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationship with the Funds. Such benefits could include, among others, benefits attributable to CMA's relationship with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Funds and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receives throughout the year. In this regard, the Board and its Committees review reports of CMA at each of its quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, at the June Investment Committee meeting.

Fund-Specific Considerations for Certain "Review" Funds. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

The Fund was not highlighted as a review fund.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

21

Summary of Management Fee Evaluation by
Independent Fee Consultant

REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

November 12, 2009

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fifth annual written evaluation of the fee negotiation process. As was the case with the 2007 and 2008 reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees ... to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees ... using ... an annual independent written evaluation prepared by or under the direction of ... the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds are treated in a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2008 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

22

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund, subject to the following: on September 30, 2009, Ameriprise Financial, Inc. ("Ameriprise") announced that it had agreed to purchase the investment management business of CMG with the exception of its cash and liquidity management business which includes the Nations money market Funds. As a result, the Trustees requested information from CMG as to the plans of CMG and its parent with respect to the provision of investment management services to those Funds after the consummation of the proposed transaction. As of the date of this report, that information has not yet been provided. However, as the transaction is not expected to close until the spring of 2010, the Trustees concluded that they would have ample opportunity to take appropriate steps with respect to the investment management agreements of the money market Funds, including invoking the 60-day termination provisions of those agreements, in response to the information to be provided by CMG and reviewed by the IFC.

  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2009 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds was relatively strong for the measuring periods ending March 31, 2009. Between one-third and nearly one-half of the Funds were ranked in either the first or second quintiles in the one-, three-, five-, and 10-year periods, and no more than 8% were in the fifth quintile for these periods. Overall, the performance was stronger in the two longer periods.

4.  The strongest performing groups over the one-, three-, and five-year periods were active equity, quantitative strategies, and, to a lesser extent, money market Funds. Sub-advised Funds were the weakest performers, with over 60% of the Funds in the bottom two quintiles in the one- and three-year periods. For the same two periods, no more than 15% percent of the sub-advised Funds were in the top two quintiles. Almost half of fixed-income Funds ranked in the bottom two quintiles in the one- and three-year periods.

5.  Overall performance of the Funds was less robust in 2009 than in 2008 and 2007 for the one- and three-year performance periods. For example, 62% of the Funds were in the top two quintiles in 2007 for the one-year period compared with 33% in 2009. The ranks of those in the bottom two quintiles rose significantly between 2007 and 2009, led by money market and fixed-income Funds in the one- and three-year periods. For the three-year period, there was a similar trend with respect to sub-advised Funds.

6.  The performance of the active equity Funds against their benchmarks was strong for the one-, three-, and five-year performance periods. In contrast, more than half of the sub-advised Funds failed to beat their benchmarks on a net basis in the one- and three-year periods. The fixed-income Funds consistently produced gross returns below those of their benchmarks. Lipper quintile rankings of the actively managed equity Funds are highly correlated with their performance against their benchmarks in the sense that net returns in excess of the benchmark appear necessary to achieve a ranking in one of the top three quintiles. No such correlation was observed for fixed-income and quantitative strategies Funds.

7.  The equity Funds' overall performance adjusted for risk was mixed. Based upon three-year returns, less than 40% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes; 60% were in the bottom half of their universes. About 30% of the fixed income Funds posted high returns and low risk relative to comparable funds. Over 60% of the fixed-income Funds took on more risk than the typical fund in their performance universes.

8.  The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Nations Funds are compared with funds in performance universes that

23

include all share classes of multi-class funds with 12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a "filtered universe") lowers the relative performance for the Funds, but generally not to a material extent. The filtering process, however, did identify two Funds for further review that had not been so identified using unfiltered universes.

9.  A small number of Funds have consistently underperformed over the past five years. The exact number depends on the criteria used to evaluate longer-term performance. For example, six different Funds have had below-median performance in at least four out of the five years between 2005 and 2009 for either the one- or three-year performance periods from 2005 to 2009. If the threshold were the 60th percentile, only two Funds would have satisfied the criteria.

10.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance, and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

11.  The Funds' management fees and total expenses are generally low relative to those of their peers, with over half the Funds ranking in the most favorable two quintiles. For total expenses, slightly more than one-quarter are in the bottom two quintiles, while slightly less than two-fifths are in the bottom two quintiles for actual management fees. Fixed-income and quantitative strategies Funds have the lowest fees and expenses relative to their peers. The sub-advised Funds account for the majority of Funds in the fifth quintile for both management fees and total expenses.

12.  The distribution of management fee rankings has changed little over the past three years, while the distribution of total expense rankings has moved in the direction of higher expenses. The most notable change involving total expenses has been a shift in the number of Funds from the first to the second quintile.

13.  The management fees of the non-subadvised Funds are generally in line with those of Columbia Funds supervised by the Atlantic Board of Trustees (the "Atlantic Funds"). The sub-advised large cap equity, international equity, and high yield Funds, however, generally have higher management fees than those of comparable Atlantic and non-subadvised Funds.

14.  The implementation of the new program of voluntary expense limits appears to have been associated, on balance, with less favorable expense rankings. This result reflects increases in expense limits for certain Funds, the removal of fee waivers, and the shift of certain expenses from CMA to the Funds. The decline in expense rankings is less significant, however, than CMA projected in December 2008.

D. Trustees' Advisory Contract Review Process

15.  The Trustees' evaluation process identified 22 Funds in 2009 for further review based upon long-standing criteria relating to their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. At the November meeting, CMG provided further information about each of those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

16.  CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, the establishment of expense limits for each Fund, enhanced shareholder services, fund mergers, and operational consolidation.

17.  An examination of the contractual fee schedules for five Nations Funds shows that the schedules for Small Cap II, Municipal Reserves, and Treasury Reserves compare favorably with those of their competitors, while the subadvised Marsico Growth and High Yield VS Funds have schedules generally above those of their peers, including funds that do not have a sub-adviser. The group fee with

24

breakpoints that characterizes the money market Fund schedules is not typically found among competitors, nearly all of which have flat fee schedules.

F. Management Fees Charged to Institutional Clients

18.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, actual and scheduled institutional fees are generally, but not always, lower than the Funds' management fees. CMG provided additional data this year demonstrating that at small asset levels, the effective fee of certain Funds may be equal to or less than institutional fee levels at those asset levels, due to the effect of expense limits on small funds with high gross expenses. CMG also analyzed the differences between the services provided and risks borne on the one hand by a manager of mutual funds and on the other by institutional advisers, and suggested that these differences should be kept in mind when Trustees review the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

19.  The activity-based cost allocation methodology employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG further refined the technique by allocating additional indirect expenses on an activity basis.

20.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses of and profitability to CMG arising out of its relationships with the Funds.

21.  CMG provided a firm-wide pro forma 2009 income statement demonstrating the effect of market events beginning in the fourth quarter of 2008 on its revenues and profitability to provide an additional perspective on calendar 2008 profitability data.

22.  In 2008, CMG's pre-tax pre- and post-distribution margins on the Nations Funds were above the industry mean and median, based on limited data available for publicly held mutual fund managers and excluding the costs of CMG's money market capital support programs. However, as is to be expected in a 63-Fund complex, some Nations Funds had relatively high pre-tax profit margins in 2008, when calculated solely with respect to management revenues and expenses, while other Nations Funds operated at a loss. There is a positive relationship between Fund size and profitability to CMG, with smaller Funds generally operating at a loss to CMG.

23.  CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, with respect to assets of its clients invested in Nations Funds to compensate it for services it performs with respect to those client assets and for the effect of state law limitations on affiliates charging multiple fees. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for identifying a Fund for further review (a "Review Fund") to include criteria that focus exclusively on performance. They may also wish to consider whether it would be useful to apply CMG's own internal monitoring standards for Fund performance to the contract review process, or whether such criteria are more relevant to their ongoing investment oversight.

2)  Presentation of Review Fund discussion. CMG should consider whether it could more systematically present in one discussion all relevant information regarding each Review Fund, which is now split into several different portions of the 15(c) materials. For any Fund that has been a Review Fund in consecutive years, CMG should address under what circumstances it could reasonably be anticipated that the Fund would lose that status.

3)  Refinement of tax-exempt performance data. Certain single-state tax-exempt Funds compete in extremely small universes and are compared to a multi-state benchmark of uncertain relevance. Notwithstanding the difficulties, CMG should work to improve the reliability of the calculation of relative performance of these Funds. If that is not possible, CMG should provide guidance on how the Trustees should judge the quality of CMG's management of these Funds.

25

4)  Development of risk metrics for asset-allocation, tax-exempt, and money market Funds. CMG has developed and shared with the Trustees quantitative risk metrics comparing equity and taxable fixed-income Funds against their peers. However, reliable risk metrics have not been developed for asset-allocation, tax-exempt fixed income, and money market Funds. We urge CMG to continue its efforts to provide reliable risk measures for these categories of Funds, especially in the cases of asset-allocation and money market funds, because their investors are likely to be motivated at least in part by a desire to manage risk.

5)  Profitability data. For any period during which CMG is an affiliate of U.S. Trust, Bank of America Private Wealth Management, CMG should continue to present to the Trustees the profitability of each Fund, each investment style and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

d.  Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

6)  Contractual fee analysis. This year CMG presented a new Lipper report comparing the contractual management fees of Funds with those of competitors in similar investment styles. However, the reliability of the conclusion—that Fund management fee breakpoints compared favorably with competitive fee rates—was limited by the use of competitive funds at all asset levels. The sponsors of a $100 million mutual fund may not have given much thought to breakpoints at $5 billion; therefore, that fund's contractual fee at that level is unlikely to compare favorably with that of a $5 billion Fund. Limiting the competitors to the Lipper expense group, whose constituents are similar in size to the relevant Fund, would make the results more meaningful. In addition, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

7)  Pro forma profitability data. In any year in which CMG or the Trustees believe that the prior year's profitability is unlikely to be representative of current business results due to changes in markets or for any other reason, CMG should, consistent with this year's practice, prepare a pro forma income statement based on year-to-date actual data and reasonable projections used for its own business planning purposes.

8)  Additional institutional data and analysis. While CMG provided a substantial amount of information on its institutional business, we suggest some additional items for future years: (a) profitability data for the institutional business in the format, and based upon the same allocation methodologies, used to present Fund profitability, (b) an explanation of how CMA sets institutional fee breakpoints, which normally begin at asset levels far lower than those found in Fund management fee breakpoints, and (c) distinguishing in all institutional fee materials fees of accounts acquired prior to the development of current fee schedules (so-called "legacy" accounts) from the fees of accounts launched after that time.

9)  Management fee disparities. In any future study of management fees, CMG and the Nations Trustees should analyze the differences in management fee schedules. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families sponsored by CMG, such as differences in the management styles of different Funds included the same Lipper category. Finally, if CMG proposes a management fee change or an expense cap for

26

any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

10)  Explanation of data supplied to Lipper. Each year, as part of the 15(c) process, CMG retains Lipper to compare the fees and expenses of each Fund to a group of competitors. In many cases, CMG, with the approval of the Trustees, adjusts the actual expense data, which is based on the most recent full fiscal year of the Fund (and each competitive fund) to reflect changes in fees or expense limits that occurred during or after the relevant fiscal year. This improves the reliability and usefulness of the comparison. However, to ensure that the Trustees know when and how CMG adjusted the data, we recommend that CMG prepare a table listing for each Fund what adjustments were made, e.g., to reflect a new expense limitation of x basis points that commenced on y date.

11)  Reduction of volume of paper documents submitted. The effort to streamline and better organize the data presented to the Trustees and the process by which that data was prepared and organized continued to be well-received by all parties. Notwithstanding past success, it is always appropriate to look for opportunities to reduce and simplify the presentation of 15(c) data. One possibility would be to remove the 127 pages of biographical data, most if not all of which the Trustees have previously seen as part of their ongoing investment oversight duties, from the paper volume and post it on the Internet-based document storage and retrieval system used by the Funds to provide reference data to Trustees.

Respectfully submitted,
Steven E. Asher

27

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Daily Cash Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

29

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Daily Cash Reserves

Semiannual Report, February 28, 2010

©2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/35210-0210 (04/10) 10-W301Q5

Columbia Management®

Semiannual Report

February 28, 2010

Columbia Connecticut Municipal Reserves

Columbia Massachusetts Municipal Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolios	3

Statements of Assets and Liabilities	9

Statements of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	14

Notes to Financial Statements	18

Board Consideration and Re-Approval of Investment Advisory Agreements	26

Summary of Management Fee Evaluation by Independent Fee Consultant	29

Important Information About This Report	37

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

Bank of America, N.A. previously announced its decision to sell Columbia Management's long-term asset management business to Ameriprise Financial, Inc. This includes the management of Columbia Management's equity and fixed-income mutual funds but not the money market funds. This transaction is subject to certain approvals and other conditions of closing and is currently expected to occur this spring. Bank of America also previously announced that it will retain Columbia Management's cash business, including the management of Columbia Management's money market funds.

The bank decided to retain the cash business based on the breadth of its product offering and the depth of its client relationships. Columbia Management's cash business will remain with Bank of America within the Global Wealth and Investment Management organization and will be led by Michael Pelzar as head of the cash business effective as of the closing of Bank of America's sale of Columbia Management's long-term asset management business to Ameriprise Financial. We want to assure you that the cash funds' portfolio managers continue to focus on providing uninterrupted service to fund shareholders.

Effective at the time of the closing, the cash business will use the name BofATM Global Capital Management. The advisor will remain the same and will be renamed BofA Advisors, LLC. The cash business will continue to offer a wide array of liquidity products including the current Columbia money market funds, which will be rebranded as BofA Funds.

Meanwhile, transition teams across the company have been formed to oversee integration efforts including rebranding initiatives and client communications. As a valued investor in Columbia Management's money market funds, please know that our goal is to ensure a smooth transition and provide you with the highest quality products and services. We are working diligently to seek a seamless transition for our clients and will keep you informed as the transition progresses.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Understanding Your Expenses – Columbia Connecticut Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

09/01/09 – 02/28/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A Shares	1,000.00	1,000.00	1,000.20	1,023.36	1.44	1.45	0.29
G-Trust Shares	1,000.00	1,000.00	1,000.70	1,023.80	0.99	1.00	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Understanding Your Expenses – Columbia Massachusetts Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

09/01/09 – 02/28/10

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A Shares	1,000.00	1,000.00	1,000.20	1,023.43	1.36	1.38	0.27
G-Trust Shares	1,000.00	1,000.00	1,000.50	1,023.78	1.02	1.03	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

2

Investment Portfolio – Columbia Connecticut Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds – 99.9%
	Par ($)	Value ($)
Connecticut – 77.1%
CT Bethel
Series 2009,
1.500% 11/29/10	3,000,000	3,022,770
CT Development Authority
CIL Realty, Inc.,
Series 1990, LOC: HSBC Bank USA N.A. 0.160% 07/01/15 (03/03/10) (a)(b)(c)	3,505,000	3,505,000
Imperial Electric Assembly,
Series 2001, AMT, LOC: Wachovia Bank N.A. 0.370% 05/01/21 (03/04/10) (a)(b)(c)	1,050,000	1,050,000
Rand-Whitney Containerboard LP,
Series 1993, AMT, LOC: Bank of Montreal 0.180% 08/01/23 (03/03/10) (a)(b)(c)	12,065,000	12,065,000
Series 2010 A,
LOC: Citibank N.A. 0.160% 10/01/37 (03/03/10) (a)(b)(c)	2,760,000	2,760,000
CT East Lyme
Series 2010,
1.500% 02/09/11	1,800,000	1,819,995
CT Greenwich
Series 2010,
1.500% 01/27/11	8,000,000	8,089,239
CT Health & Educational Facilities Authority
0.230% 06/10/10	5,000,000	5,000,000
Ashlar Village Inc.,
Series 2007 D, LOC: Wachovia Bank N.A. 0.130% 07/01/37 (03/01/10) (a)(b)(c)	1,000,000	1,000,000
Hotchkiss School,
Series 2000 A, SPA: Northern Trust Company 0.180% 07/01/30 (03/04/10) (a)(b)(c)	15,655,000	15,655,000
Series 2007 B,
LOC: TD Banknorth N.A. 0.160% 07/01/37 (03/03/10) (a)(b)(c)	6,000,000	6,000,000

	Par ($)	Value ($)
St. Francis Hospital & Medical Center,
Series 2008 F, LOC: JPMorgan Chase Bank 0.200% 07/01/47 (03/04/10) (a)(b)(c)	285,000	285,000
Taft School,
Series 2000 E, LOC: Wachovia Bank N.A. 0.200% 07/01/30 (03/03/10) (a)(b)(c)	4,400,000	4,400,000
University of New Haven,
Series 2008 H, LOC: Wachovia Bank N.A. 0.150% 07/01/38 (03/04/10) (a)(b)(c)	10,500,000	10,500,000
Wesleyan University,
Series 2005 F, SPA: JPMorgan Chase Bank 0.190% 07/01/40 (03/03/10) (a)(b)(c)	10,725,000	10,725,000
Yale University:
Series 2001 S-2, 0.090% 07/01/36 (03/01/10) (a)(b)(d)	4,200,000	4,200,000
Series 2005 Y-2, 0.090% 07/01/35 (03/01/10) (a)(b)(d)	1,300,000	1,300,000
Series 2005 Y-3, 0.120% 07/01/35 (03/01/10) (a)(b)(d)	2,000,000	2,000,000
CT Housing Finance Authority
CIL Realty, Inc.,
Series 2008, LOC: HSBC Bank USA N.A. 0.180% 07/01/32 (03/04/10) (a)(b)(c)	3,145,000	3,145,000
Series 2005, AMT,
LIQ FAC: Citibank N.A. 0.260% 11/15/10 (03/04/10) (a)(b)(c)	4,665,000	4,665,000
Series 2007, AMT,
SPA: Bank of New York 0.240% 11/15/15 (03/03/10) (a)(b)(c)	5,940,000	5,940,000
Series 2008 A4, AMT,
SPA: JPMorgan Chase Bank 0.190% 11/15/28 (03/04/10) (a)(b)(c)	13,525,000	13,525,000

See Accompanying Notes to Financial Statements.

3

Columbia Connecticut Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2009 A-1,
SPA: JPMorgan Chase Bank 0.190% 05/15/39 (03/01/10) (a)(b)(c)	3,195,000	3,195,000
CT New Canaan
Series 2005,
Pre-refunded 04/01/10: 4.500% 04/01/21	2,065,000	2,072,291
4.625% 04/01/23	1,750,000	1,756,203
CT Puttable Floating Option Tax-Exempt Receipts
Series 2007,
GTY AGMT: Merrill Lynch Capital Services 1.050% 07/01/37 (03/04/10) (a)(b)(c)(e)	9,000,000	9,000,000
CT Ridgefield
Series 2010,
1.500% 09/20/10	1,575,000	1,585,143
CT State
Series 2004 A,
Escrowed to maturity, 5.000% 06/30/10	1,500,000	1,524,324
Series 2005 A-1,
SPA: Dexia Credit Local 0.180% 03/01/23 (03/04/10) (a)(b)(c)	9,050,000	9,050,000
Series 2008,
3.000% 11/01/10	4,135,000	4,202,036
CT Trumbull
Series 2009,
2.000% 09/09/10	3,000,000	3,024,338
CT University of Connecticut
Series 2000 A,
Pre-refunded 03/01/10, 5.625% 03/01/20	1,000,000	1,010,000
Series 2002 A,
5.000% 04/01/10	1,085,000	1,089,287
Series 2004 A, 5.000% 01/15/11	1,000,000	1,040,646
CT West Hartford
Series 2009,
2.000% 10/01/10	385,000	388,259
CT Westport
Series 2000,
Pre-refunded 08/15/10, 5.375% 08/15/14	250,000	255,742
Connecticut Total		159,845,273

	Par ($)	Value ($)
Georgia – 4.1%
GA Bartow County Development Authority
Georgia Power Co.,
Series 2009, 0.130% 12/01/32 (03/01/10) (a)(b)	8,600,000	8,600,000
Georgia Total		8,600,000
Massachusetts – 0.6%
MA Development Finance Agency
Boston University,
Series 2008 U6C, LOC: Allied Irish Bank PLC 0.180% 10/01/42 (03/01/10) (a)(b)(c)	1,305,000	1,305,000
Massachusetts Total		1,305,000
Puerto Rico – 15.4%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG 0.220% 08/01/47 (03/04/10) (a)(b)(c)	4,765,000	4,765,000
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2008,
GTY AGMT: Citibank N.A. 0.370% 04/30/10 (03/04/10) (a)(b)(c)	8,785,000	8,785,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998 A,
LOC: Scotia Bank 0.200% 07/01/28 (03/03/10) (a)(b)(c)	8,100,000	8,100,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2000 A,
Pre-refunded 10/01/10, 5.375% 10/01/24	1,150,000	1,196,391
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
Series 2007,
GTY AGMT: Dexia Credit Local 0.490% 08/01/42 (03/04/10) (a)(b)(c)	9,000,000	9,000,000
Puerto Rico Total		31,846,391

See Accompanying Notes to Financial Statements.

4

Columbia Connecticut Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Texas – 2.7%
TX State
Series 2009,
2.500% 08/31/10	5,500,000	5,556,821
Texas Total		5,556,821
Total Municipal Bonds (cost of $207,153,485)		207,153,485
Total Investments – 99.9% (cost of $207,153,485) (f)		207,153,485
Other Assets & Liabilities, Net – 0.1%		305,932
Net Assets – 100.0%		207,459,417

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at February 28, 2010.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2010.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at February 28, 2010.

(e)  Effective January 1, 2009, Merrill Lynch & Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of Columbia Management.

(f)  Cost for federal income tax purposes is $207,153,485.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's portfolio as of February 28, 2010.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
AMT	Alternative Minimum Tax

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

At February 28, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	99.9
Other Assets & Liabilities, Net	0.1
100.0

See Accompanying Notes to Financial Statements.

5

Investment Portfolio – Columbia Massachusetts Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds – 99.9%
	Par ($)	Value ($)
Massachusetts – 97.3%
MA Barclays Capital Municipal Trust Receipts
Series 2010,
LIQ FAC: Barclays Bank PLC 0.200% 12/15/34 (03/04/10) (a)	3,300,000	3,300,000
MA Bay Transportation Authority
0.200% 03/04/10	5,000,000	5,000,000
Series 2000 A,
Pre-refunded 07/01/10, 5.750% 07/01/11 (07/01/10) (b)(c)	2,835,000	2,885,425
Series 2000,
SPA: Dexia Credit Local 0.230% 03/01/30 (03/03/10) (b)(c)	5,660,000	5,660,000
MA Boston
Series 2007 A,
5.000% 03/01/10	875,000	875,000
MA Deutsche Bank Spears/Lifers Trust
Series 2008,
GTY AGMT: Deutsche Bank AG 0.210% 05/01/39 (03/04/10) (b)(c)	3,600,000	3,600,000
MA Development Finance Agency
Avalon Action, Inc.,
Series 2006, AMT, LIQ FAC: FNMA 0.270% 07/15/40 (03/04/10) (b)(c)	5,000,000	5,000,000
Boston University:
Series 2008 U3, LOC: BNP Paribas 0.150% 10/01/40 (03/04/10) (b)(c)	5,555,000	5,555,000
Series 2008 U6C, LOC: Allied Irish Bank PLC 0.180% 10/01/42 (03/01/10) (b)(c)	3,710,000	3,710,000
Cardinal Cushing Centers, Inc.,
Series 2003, LOC: Sovereign Bank FSB, LOC: Banco Santander 0.200% 02/01/33 (03/04/10) (b)(c)	6,360,000	6,360,000
Harvard University,
Series 2003 HH, 0.170% 07/15/33 (03/04/10) (c)(d)	8,260,000	8,260,000

	Par ($)	Value ($)
Seashore Point Deaconess,
Series 2007, LOC: Sovereign Bank FSB, LOC: Banco Santander 0.170% 06/01/37 (03/04/10) (b)(c)	6,000,000	6,000,000
Series 2004, AMT,
LIQ FAC: FHLMC 0.320% 01/01/36 (03/04/10) (b)(c)	9,720,000	9,720,000
Simmons College,
Series 2006 G, LOC: TD Banknorth N.A. 0.180% 10/01/35 (03/03/10) (b)(c)	4,800,000	4,800,000
The Belmont Day School, Inc.,
Series 2001, LOC: Sovereign Bank FSB, LOC: Banco Santander 0.180% 07/01/31 (03/04/10) (b)(c)	3,700,000	3,700,000
The Fay School, Inc.,
Series 2008, LOC: TD Banknorth N.A. 0.200% 04/01/38 (03/04/10) (b)(c)	11,600,000	11,600,000
MA Town of Foxborough
Series 2000,
Pre-refunded 06/01/10, 6.000% 06/01/18	3,315,000	3,394,850
MA Health & Educational Facilities Authority
0.200% 05/18/10	5,000,000	5,000,000
0.250% 06/30/10	10,000,000	10,000,000
Baystate Medical Center, Inc.,
Series 2009 J-2, LOC: JPMorgan Chase Bank 0.120% 07/01/44 (03/01/10) (b)(c)	1,960,000	1,960,000
Boston University,
Series 1985, LOC: State Street Bank & Trust Co. 0.170% 12/01/29 (03/03/10) (b)(c)	2,755,000	2,755,000
Harrington Memorial,
Series 2008 A, LOC: TD Banknorth N.A. 0.190% 07/01/38 (03/03/10) (b)(c)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

6

Columbia Massachusetts Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Harvard University:
Series 2000 W, Pre-refunded 07/01/2010, 6.000% 07/01/35	2,000,000	2,058,206
Series 2000 Y, 0.170% 07/01/35 (03/04/10) (c)(d)	1,100,000	1,100,000
Henry Heywood Memorial Hospital,
Series 2009 C, LOC: TD Banknorth N.A. 0.120% 07/01/38 (03/01/10) (b)(c)	4,000,000	4,000,000
Massachusetts Institute of Technology,
Series 2001 J-2, 0.170% 07/01/31 (03/04/10) (c)(d)	17,950,000	17,950,000
Partners Healthcare Systems, Inc.:
Series 2003 D-4, SPA: Citibank N.A. 0.150% 07/01/38 (03/04/10) (b)(c)	16,990,000	16,990,000
Series 2005 F-3, SPA: Citibank N.A. 0.200% 07/01/40 (03/04/10) (b)(c)	2,385,000	2,385,000
Series 2009 I-1 0.150% 07/01/44 (03/04/10) (c)(d)	5,000,000	5,000,000
Putters,
Series 2006, LIQ FAC: JPMorgan Chase Bank 0.190% 10/01/12 (03/04/10) (b)(c)	170,000	170,000
Series 2000 BB,
0.150% 02/01/34 (03/04/10) (c)(d)	2,200,000	2,200,000
Series 2008, LOC: TD Banknorth N.A. 0.120% 02/01/38 (03/01/10) (b)(c)	3,855,000	3,855,000
Winchester Hospital,
Series 2000 E, Pre-refunded 07/01/10, 6.750% 07/01/30	1,885,000	1,944,253
MA Hingham
Series 2009,
3.000% 04/15/10	2,210,991	2,218,350

	Par ($)	Value ($)
MA Housing Finance Agency
Series 2008, AMT,
LIQ FAC: Citibank N.A. 0.260% 06/01/41 (03/04/10) (a)(b)(c)	11,765,000	11,765,000
MA Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: Dexia Credit Local 0.450% 07/01/30 (03/04/10) (b)(c)	21,375,000	21,375,000
Series 2008, AMT:
LIQ FAC: FHLMC 0.320% 11/01/37 (03/04/10) (b)(c)	21,955,000	21,955,000
LIQ FAC: FHLMC 0.320% 05/01/55 (03/04/10) (b)(c)	10,760,000	10,760,000
MA Quincy
Series 2010,
1.500% 01/28/11	12,900,000	13,026,511
MA Route 3 North Transit Improvement Association
Series 2000,
Pre-refunded 06/15/10, 5.375% 06/15/33	5,600,000	5,680,292
MA State
Series 2000 B:
Pre-refunded 06/01/10, 5.700% 06/01/19	10,000,000	10,142,539
SPA: State Street Bank & Trust Co. 0.130% 12/01/30 (03/01/10) (b)(c)	1,285,000	1,285,000
Series 2000 C,
Pre-refunded 10/01/10, 5.750% 10/01/14	1,330,000	1,371,631
Series 2002 D,
5.250% 08/01/10	250,000	254,970
Series 2005 A,
SPA: Citibank N.A. 0.190% 02/01/28 (03/03/10) (b)(c)	4,895,000	4,895,000
Series 2006 A,
SPA: Dexia Credit Local 0.170% 03/01/26 (03/01/10) (b)(c)	3,815,000	3,815,000
Series 2007,
LOC: Dexia Credit Local 0.350% 01/01/34 (03/04/10) (b)(c)	4,275,000	4,275,000

See Accompanying Notes to Financial Statements.

7

Columbia Massachusetts Municipal Reserves

February 28, 2010 (Unaudited)

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 A:
LIQ FAC: Societe Generale 0.210% 05/01/37 (03/04/10) (b)(c)	8,500,000	8,500,000
LOC: Societe Generale 0.210% 08/01/37 (03/04/10) (b)(c)	7,625,000	7,625,000
Series 2009 B,
2.500% 05/27/10	3,000,000	3,015,259
MA University of Massachusetts Building Authority
Series 2008-1,
LOC: Lloyds TSB Bank PLC 0.230% 05/01/38 (03/03/10) (b)(c)	15,755,000	15,755,000
MA Walpole
Series 2009,
2.000% 07/07/10	3,032,500	3,048,422
MA Water Pollution Abatement
Series 2004,
5.000% 08/01/10	495,000	504,431
MA Water Resources Authority
Series 2008 E,
SPA: JPMorgan Chase & Co. 0.190% 08/01/37 (03/04/10) (b)(c)	20,850,000	20,850,000
Series 2008 F,
SPA: Bank of Nova Scotia 0.170% 08/01/29 (03/04/10) (b)(c)	15,885,000	15,885,000
Series 2008,
LOC: Dexia Credit Local 0.350% 08/01/25 (03/04/10) (b)(c)	2,975,000	2,975,000
MA Weston
Series 2010,
1.500% 02/04/11	6,000,000	6,067,981
Massachusetts Total		373,833,120

	Par ($)	Value ($)
Puerto Rico – 2.6%
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998 A,
LOC: Scotia Bank 0.200% 07/01/28 (03/03/10) (b)(c)	9,900,000	9,900,000
Puerto Rico Total		9,900,000
Total Municipal Bonds (cost of $383,733,120)		383,733,120
Total Investments – 99.9% (cost of $383,733,120) (e)		383,733,120
Other Assets & Liabilities, Net – 0.1%		458,454
Net Assets – 100.0%		384,191,574

Notes to Investment Portfolio:

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, these securities, which are not illiquid, amounted to $15,065,000, which represents 4.0% of net assets.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at February 28, 2010.

(c)  Parenthetical date represents the effective maturity date for the security.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at February 28, 2010.

(e)  Cost for federal income tax purposes is $383,733,120.

Significant observable inputs (level 2 measurements), including quoted prices for similar securities, interest rates, prepayment speeds and others, were used in determining value for all securities in the Fund's portfolio as of February 28, 2010.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
AMT	Alternative Minimum Tax

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

At February 28, 2010, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	99.9
Other Assets & Liabilities, Net	0.1
100.0

See Accompanying Notes to Financial Statements.

8

Statements of Assets and Liabilities – Columbia Money Market Funds
February 28, 2010 (Unaudited)

	($)	($)
	Columbia Connecticut Municipal Reserves	Columbia Massachusetts Municipal Reserves
Assets
Investments, at amortized cost approximating value	207,153,485	383,733,120
Cash	2,467	2,475
Receivable for:
Interest	389,011	577,529
Expense reimbursement due from investment advisor	15,901	16,723
Trustees' deferred compensation plan	9,870	12,711
Prepaid expenses	794	4,373
Total Assets	207,571,528	384,346,931
Liabilities
Payable for:
Fund shares repurchased	—	300
Distributions	11,681	11,312
Investment advisory fee	23,708	45,835
Administration fee	799	4,473
Transfer agent fee	784	1,014
Trustees' fees	19,067	22,466
Audit fee	21,893	21,916
Pricing and bookkeeping fees	11,235	13,142
Custody fee	1,453	1,907
Shareholder services fee—Retail A Shares	1,604	4,623
Chief compliance officer expenses	108	163
Trustees' deferred compensation plan	9,870	12,711
Other liabilities	9,909	15,495
Total Liabilities	112,111	155,357
Net Assets	207,459,417	384,191,574
Net Assets Consist of
Paid-in capital	207,349,329	384,026,257
Undistributed net investment income	108,652	116,378
Accumulated net realized gain	1,436	48,939
Net Assets	207,459,417	384,191,574
Retail A Shares
Net assets	$22,507,354	$114,532,011
Shares outstanding	22,493,202	114,483,009
Net asset value per share	$1.00	$1.00
G-Trust Shares
Net assets	$184,952,063	$269,659,563
Shares outstanding	184,856,128	269,543,250
Net asset value per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

9

Statements of Operations – Columbia Money Market Funds
For the Six Months Ended February 28, 2010 (Unaudited)

	($)	($)
	Columbia Connecticut Municipal Reserves	Columbia Massachusetts Municipal Reserves
Investment Income
Interest	374,672	636,635
Expenses
Investment advisory fee	162,994	313,206
Administration fee	73,458	158,941
Shareholder service fee—Retail A Shares	12,509	51,554
Transfer agent fee	1,674	2,128
Pricing and bookkeeping fees	48,693	70,650
Trustees' fees	13,071	11,321
Custody fee	4,307	5,223
Legal fees	33,751	30,967
Chief compliance officer expenses	355	391
Treasury temporary guarantee program fee	6,460	9,871
Other expenses	48,664	48,656
Total Expenses	405,936	702,908
Fees waived or expenses reimbursed by investment advisor and/or administrator	(169,636)	(223,874)
Fees waived by distributor—Retail A Shares	(993)	(6,813)
Expense reductions	(5)	(1)
Net Expenses	235,302	472,220
Net Investment Income	139,370	164,415
Net realized gain on investments	1,436	48,939
Net Increase Resulting from Operations	140,806	213,354

See Accompanying Notes to Financial Statements.

10

Statements of Changes in Net Assets – Columbia Money Market Funds

Increase (Decrease) in Net Assets	Columbia Connecticut Municipal Reserves		Columbia Massachusetts Municipal Reserves
	(Unaudited) Six Months Ended February 28, 2010 ($)	Year Ended August 31, 2009 ($)	(Unaudited) Six Months Ended February 28, 2010 ($)	Year Ended August 31, 2009 ($)
Operations
Net investment income	139,370	3,397,528	164,415	4,788,106
Net realized gain on investments	1,436	70,287	48,939	22,610
Net increase resulting from operations	140,806	3,467,815	213,354	4,810,716
Distributions to Shareholders
From net investment income:
Retail A Shares	(6,090)	(251,452)	(20,534)	(1,074,346)
G-Trust Shares	(133,280)	(3,146,076)	(143,881)	(3,713,758)
Total distributions to shareholders	(139,370)	(3,397,528)	(164,415)	(4,788,104)
Net Capital Stock Transactions	(93,140,852)	17,138,214	(75,209,525)	(106,034,180)
Total increase (decrease) in net assets	(93,139,416)	17,208,501	(75,160,586)	(106,011,568)
Net Assets
Beginning of period	300,598,833	283,390,332	459,352,160	565,363,728
End of period	207,459,417	300,598,833	384,191,574	459,352,160
Undistributed net investment income at end of period	108,652	108,652	116,378	116,378

See Accompanying Notes to Financial Statements.

11

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Connecticut Municipal Reserves
	(Unaudited) Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	23,644,848	23,644,848	56,766,010	56,766,010
Distributions reinvested	6,086	6,086	248,725	248,725
Redemptions	(25,750,176)	(25,750,176)	(64,137,998)	(64,137,998)
Net decrease	(2,099,242)	(2,099,242)	(7,123,263)	(7,123,263)
G-Trust Shares
Subscriptions	194,702,166	194,702,166	496,233,462	496,233,462
Distributions reinvested	2,621	2,621	16,237	16,237
Redemptions	(285,746,397)	(285,746,397)	(471,988,222)	(471,988,222)
Net increase (decrease)	(91,041,610)	(91,041,610)	24,261,477	24,261,477

See Accompanying Notes to Financial Statements.

12

Statements of Changes in Net Assets – Capital Stock Activity

	Columbia Massachusetts Municipal Reserves
	(Unaudited) Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	56,697,306	56,697,306	212,493,139	212,493,139
Distributions reinvested	20,534	20,534	1,073,559	1,073,559
Redemptions	(86,192,561)	(86,192,561)	(223,629,985)	(223,629,985)
Net decrease	(29,474,721)	(29,474,721)	(10,063,287)	(10,063,287)
G-Trust Shares
Subscriptions	215,469,386	215,469,385	474,572,409	474,572,409
Distributions reinvested	2,226	2,226	18,624	18,624
Redemptions	(261,206,415)	(261,206,415)	(570,561,926)	(570,561,926)
Net increase (decrease)	(45,734,803)	(45,734,804)	(95,970,893)	(95,970,893)

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended May 31,
Retail A Shares	2010 (a)		2009		2008		2007		2006 (b)		2006 (c)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	0.009	(d)	0.024	(d)	0.033	(d)	0.008	(d)	0.024	(d)	0.010
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.009)		(0.024)		(0.033)		(0.008)		(0.024)		(0.010)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.02	%(h)	0.89%		2.38%		3.39%		0.83	%(h)	2.43%		1.03%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.29	%(i)(j)	0.34	%(i)	0.30	%(i)	0.30	%(i)	0.30	%(i)(j)	0.46	%(i)	0.64%
Waiver/Reimbursement	0.17	%(j)	0.10%		0.11%		0.21%		0.33	%(j)	0.14%		0.03%
Net investment income	0.05	%(i)(j)	0.91	%(i)	2.36	%(i)	3.35	%(i)	3.30	%(i)(j)	2.41	%(i)	0.96%
Net assets, end of period (000s)	$22,507		$24,602		$31,715		$34,621		$22,354		$24,970		$13,051

(a)  On December 31, 2009, Columbia Connecticut Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Connecticut Municipal Reserves.

(b)  The Fund changed its fiscal year end from May 31 to August 31.

(c)  On November 18, 2005, the Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended May 31,
G-Trust Shares	2010 (a)		2009		2008		2007		2006 (b)		2006 (c)(d)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	(e)	0.010	(e)	0.025	(e)	0.034	(e)	0.009	(e)	0.025	(e)	0.011
Less Distributions to Shareholders:
From net investment income	(0.001)		(0.010)		(0.025)		(0.034)		(0.009)		(0.025)		(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.07	%(h)	0.99%		2.48%		3.50%		0.86	%(h)	2.52%		1.13%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(i)(j)	0.24	%(i)	0.20	%(i)	0.20	%(i)	0.20	%(i)(j)	0.37	%(i)	0.55%
Waiver/Reimbursement	0.16	%(j)	0.10%		0.11%		0.21%		0.33	%(j)	0.13%		—	%(k)
Net investment income	0.14	%(i)(j)	0.95	%(i)	2.41	%(i)	3.45	%(i)	3.39	%(i)(j)	2.48	%(i)	1.05%
Net assets, end of period (000s)	$184,952		$275,997		$251,676		$146,801		$109,635		$74,575		$94,459

(a)  On December 31, 2009, Columbia Connecticut Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Connecticut Municipal Reserves.

(b)  The Fund changed its fiscal year end from May 31 to August 31.

(c)  Effective on November 23, 2005, Trust Shares were renamed G-Trust Shares.

(d)  On November 18, 2005, the Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended May 31,
Retail A Shares	2010 (a)		2009		2008		2007		2006 (b)		2006 (c)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)(e)	0.009	(d)	0.024	(d)	0.034	(d)	0.008	(d)	0.024	(d)	0.011
Less Distributions to Shareholders:
From net investment income	—	(e)	(0.009)		(0.024)		(0.034)		(0.008)		(0.024)		(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.02	%(h)	0.94%		2.40%		3.43%		0.84	%(h)	2.47%		1.11%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.27	%(i)(j)	0.32	%(i)	0.28	%(i)	0.28	%(i)	0.28	%(i)(j)	0.42	%(i)	0.60%
Waiver/Reimbursement	0.12	%(j)	0.09%		0.08%		0.15%		0.19	%(j)	0.08%		0.02%
Net investment income	0.03	%(i)(j)	0.87	%(i)	2.31	%(i)	3.38	%(i)	3.31	%(i)(j)	2.48	%(i)	1.04%
Net assets, end of period (000s)	$114,532		$143,993		$154,075		$106,505		$69,743		$56,919		$38,586

(a)  On December 31, 2009, Columbia Massachusetts Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Massachusetts Municipal Reserves.

(b)  The Fund changed its fiscal year end from May 31 to August 31.

(c)  On November 18, 2005, Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.

(d)  Per share data was calculated using the average shares outstanding during the period.

(e)  Rounds to less than $0.001 per share.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	(Unaudited) Six Months Ended February 28,		Year Ended August 31,						Period Ended August 31,		Year Ended May 31,
G-Trust Shares	2010 (a)		2009		2008		2007		2006 (b)		2006 (c)(d)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(e)(f)	0.010	(e)	0.025	(e)	0.035	(e)	0.009	(e)	0.025	(e)	0.012
Less Distributions to Shareholders:
From net investment income	—	(f)	(0.010)		(0.025)		(0.035)		(0.009)		(0.025)		(0.012)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (g)(h)	0.05	%(i)	1.03%		2.48	%(j)	3.51%		0.86	%(i)	2.54%		1.19%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(k)(l)	0.24	%(k)	0.20	%(k)	0.20	%(k)	0.20	%(k)(l)	0.34	%(k)	0.52%
Waiver/Reimbursement	0.11	%(l)	0.09%		0.08%		0.15%		0.19	%(l)	0.08%		0.01%
Net investment income	0.10	%(k)(l)	1.01	%(k)	2.28	%(j)(k)	3.46	%(k)	3.39	%(k)(l)	2.54	%(k)	1.12%
Net assets, end of period (000s)	$269,660		$315,359		$411,289		$210,826		$159,235		$152,704		$126,602

(a)  On December 31, 2009, Columbia Massachusetts Municipal Reserves, a series of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Massachusetts Municipal Reserves.

(b)  The Fund changed its fiscal year end from May 31 to August 31.

(c)  Effective on November 23, 2005, Trust Shares were renamed G-Trust Shares.

(d)  On November 18, 2005, Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.

(e)  Per share data was calculated using the average shares outstanding during the period.

(f)  Rounds to less than $0.001 per share.

(g)  Total return at net asset value assuming all distributions reinvested.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Not annualized.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Annualized.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – Columbia Money Market Funds
February 28, 2010 (Unaudited)

Note 1. Organization

BofA Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves (each a "Fund" and collectively, the "Funds"), each a series of the Trust. Each Fund is a non-diversified fund.

As of the close of business on December 31, 2009, Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves acquired all of the assets and liabilities of Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves (the "Predecessor Funds"), respectively, each a series of Columbia Funds Series Trust, pursuant to a reorganization. Each reorganization qualified as a tax-free exchange for federal income tax purposes.

As part of the reorganization, each Predecessor Fund's Retail A shares was reorganized into the corresponding Fund's Retail A shares and each Predecessor Fund's G-Trust shares was reorganized into the corresponding Fund's G-Trust shares. After the reorganization, the financial information of each Fund includes the financial information of the corresponding Predecessor Funds. Each of the Predecessor Funds was organized as a separate series of Columbia Funds Series Trust, a Delaware statutory trust, and was registered under the 1940 Act as an open-end management investment company. Each Fund is continuing the business, including carrying forward the financial and performance history, of the corresponding Predecessor Fund.

Investment Objectives

Columbia Connecticut Municipal Reserves seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity. Columbia Massachusetts Municipal Reserves seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers two classes of shares: Retail A and G-Trust shares. Retail A shares are only generally available to existing shareholders of Retail A shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Funds' Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Funds. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Funds' Board of Trustees has established procedures intended to stabilize each Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which each Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

18

Columbia Money Market Funds, February 28, 2010 (Unaudited)

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•  Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds

19

Columbia Money Market Funds, February 28, 2010 (Unaudited)

expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended August 31, 2009 was as follows:

	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Columbia Connecticut Municipal Reserves	$3,314,270	$83,258	$—
Columbia Massachusetts Municipal Reserves	4,762,284	25,820	—

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Funds. Columbia receives an investment advisory fee, calculated based on the combined average net assets of the Funds and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Funds to an annual rate of 0.19% of each Fund's average net assets through December 31, 2010. There is no guarantee that this expense limitation will continue after December 31, 2010.

For the six month period ended February 28, 2010, the annualized effective investment advisory fee rates, net of fee waivers, were 0.15% of each Fund's average daily net assets.

Bank of America, N.A., an indirect parent company of Columbia, entered into an agreement dated September 29, 2009, to sell a portion of the asset management business of Columbia Management Group, LLC to Ameriprise Financial, Inc. The transaction ("Transaction") includes the sale of the part of the asset management business that advises long-term mutual funds, but does not include the sale of the part of the asset management business that advises the Funds. The transaction is subject to certain approvals and other conditions to closing and is currently expected to close on or about May 1, 2010 (the "Closing"). Effective upon the Closing, the names of the Funds and their investment advisor, administrator and distributor will change as shown in the following table:

	Current Name	New Name
Funds:	Columbia Connecticut Municipal Reserves	BofA Connecticut Municipal Reserves
	Columbia Massachusetts Municipal Reserves	BofA Massachusetts Municipal Reserves

20

Columbia Money Market Funds, February 28, 2010 (Unaudited)

	Current Name	New Name
Advisor/Administrator:	Columbia Management Advisors, LLC	BofA Advisors, LLC
Distributor:	Columbia Management Distributors, Inc.	BofA Distributors, Inc.

Effective upon the Closing, references to the current names of the Funds, Columbia and Columbia Management Distributors, Inc. will be deemed to be references to their respective new names. Certain other changes will also occur upon the Closing.

Administration Fee

Columbia provides administrative and other services to the Funds for a monthly administration fee, calculated based on the combined average net assets of the Funds and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

For the six month period ended February 28, 2010, the annualized effective administration fee rates for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves were 0.10% and 0.10%, respectively, of each Fund's average daily net assets.

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank and Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee per Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses and charges, including fees payable to third parties, such as for pricing the Funds' portfolio securities, incurred by Columbia in the performance of services under the Services Agreement.

The Services Agreement will be terminated upon the Closing, and the services provided thereunder will be covered under an amended administration agreement with Columbia.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Effective January 1, 2010, the Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $22.36 per account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2010, the annual rate was $17.34 per account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds.

The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, Individual Retirement Account ("IRA") trustee agent fees and account transcript fees due to the

21

Columbia Money Market Funds, February 28, 2010 (Unaudited)

Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below each Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the six month period ended February 28, 2010, no minimum account balance fees were charged by the Funds. Effective upon the Closing, it is expected that the Funds will engage BFDS as their new transfer agent.

Shareholder Servicing Fee

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Funds' shares.

The Trust has adopted a shareholder services plan (the "Servicing Plan") with respect to the Retail A shares of the Funds. The Servicing Plan provides compensation to institutions which provide administrative and support services to their customers who beneficially own Retail A shares. Payments under the Servicing Plan are equal to the annual rates of 0.10% and 0.08% for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves, respectively.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Funds' other service providers have contractually agreed to bear a portion of the Funds' expenses through December 31, 2010, so that the Funds' ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds' custodian, do not exceed the annual rate of 0.20% of each Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2010.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of each Fund. In addition, Columbia has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or Columbia at any time.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Funds, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes trustees' fees deferred during the current period as well as any gains or losses on the trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" on the Statements of Assets and Liabilities

As a result of fund mergers, each Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statements of Assets and Liabilities. The deferred compensation plan may be

22

Columbia Money Market Funds, February 28, 2010 (Unaudited)

terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the six month period ended February 28, 2010, these custody credits reduced total expenses for the Funds as follows:

Custody Credits
Columbia Connecticut Municipal Reserves	$5
Columbia Massachusetts Municipal Reserves	1

Note 6. Line of Credit

The Funds and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Effective December 16, 2009, interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

Prior to December 16, 2009, interest was charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 0.75% or the overnight LIBOR Rate plus 0.75%. A one-time structuring fee of $10,000 was also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the six month period ended February 28, 2010, the Funds did not borrow under these arrangements.

Note 7. Shares of Beneficial Interest

As of February 28, 2010, the Funds had shareholders that held greater than 5% of the shares outstanding of a Fund, whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. The percentages of shares of beneficial interest outstanding held therein are as follows:

% of Shares Outstanding Held
Columbia Connecticut Municipal Reserves	88.2
Columbia Massachusetts Municipal Reserves	68.7

As of February 28, 2010, the Funds had shareholders that held greater than 5% of the shares outstanding of a Fund, over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Accounts	% of Shares Outstanding Held
Columbia Connecticut Municipal Reserves	1	10.1
Columbia Massachusetts Municipal Reserves	1	28.9

As of February 28, 2010, no other shareholders owned more than 5% of the outstanding shares of each Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 8. Significant Risks and Contingencies

Non-Diversification Risk

The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the overall value of the Fund more than it would affect that of a diversified fund

23

Columbia Money Market Funds, February 28, 2010 (Unaudited)

holding a greater number of investments. Accordingly, a Fund's value will likely be more volatile than the value of more diversified funds.

Geographic Concentration Risk

Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, and their political subdivisions, agencies and public authorities, and other qualified issuers that may be located outside of Connecticut and Massachusetts, respectively. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers. At February 28, 2010, investment concentrations by state and/or qualified issuers of each Fund were as follows:

Columbia Connecticut Municipal Reserves	% of Net Assets
Connecticut	77.1
Puerto Rico	15.4
Columbia Massachusetts Municipal Reserves	% of Net Assets
Massachusetts	97.3
Puerto Rico	2.6

Concentration of Credit Risk

Each of the Funds holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At February 28, 2010, no private insurers insured greater than 5% of the total net assets of each respective Fund.

United States Department of the Treasury Temporary Guarantee Program for Money Market Funds

On September 28, 2008, the United States Department of the Treasury (the "Treasury") opened a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On March 31, 2009, the Treasury announced the second extension of the Program from April 30, 2009 through September 18, 2009. The Program expired on September 18, 2009 and will not be further extended by the Treasury. Accordingly, effective September 18, 2009, the Program no longer provides any guarantee against any loss to shareholders with respect to each Fund's shares.

Under the Program, and subject to certain conditions and limitations, share amounts held by investors of each respective Fund as of the close of business on September 19, 2008 were guaranteed against loss in the event that the market-based net asset value per share was less than $0.995 (i.e., does not round to $1.00, a "guarantee event") and the Funds subsequently liquidated. The Program only covered the amount a shareholder held in each respective Fund as of the close of business on September 19, 2008, or the amount a shareholder held if and when a guarantee event occurred, whichever was less.

Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves paid $134,946 and $206,170, respectively, to the Treasury to participate in the Program. This fee was expensed over the period from September 19, 2008 to September 18, 2009 and is an extraordinary item for calculating fee waivers and expense reimbursement discussed in Note 4.

Legal Proceedings

Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (collectively, the "Columbia Group") are subject to a settlement agreement with the New York Attorney General ("NYAG") (the "NYAG Settlement") and a settlement order with the Securities and Exchange Commission ("SEC") (the "SEC Order") on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the Columbia Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the Columbia Group's applicable supervisory,

24

Columbia Money Market Funds, February 28, 2010 (Unaudited)

compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires Columbia Management Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the Columbia Group providing services to the Columbia Funds, the Columbia Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Pursuant to the SEC Order and related procedures, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for certain Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008 and the distribution earmarked for the Columbia Funds and their shareholders has been substantially completed.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (now known as Columbia Management Distributors, Inc.) (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

25

Board Consideration and Re-Approval of Investment
Advisory Agreement

Even though the following description of the Board's consideration of the investment advisory agreement covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Columbia Massachusetts Municipal Reserves and Columbia Connecticut Municipal Reserves.

The Board of Trustees of Columbia Funds Series Trust (the "Board"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Trust, as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), are required annually to review and re-approve the existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report, the investment advisory agreement with Columbia Management Advisors, LLC ("CMA" or the "Adviser") for Columbia California Tax-Exempt Reserves, Columbia Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia Daily Cash Reserves, Columbia Government Reserves, Columbia Government Plus Reserves, Columbia Massachusetts Municipal Reserves, Columbia Money Market Reserves, Columbia Municipal Reserves, Columbia New York Tax-Exempt Reserves, Columbia Tax-Exempt Reserves and Columbia Treasury Reserves. The investment advisory agreement with CMA is referred to as an "Advisory Agreement." The funds identified above are each referred to as a "Fund" and collectively referred to as the "Funds."

More specifically, at meetings held on November 5-6, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of CMA and the re-approval of the Advisory Agreement. The Board also reviewed and considered a report prepared and provided by the Independent Fee Consultant (the "Fee Consultant") appointed by the Independent Trustees pursuant to an assurance of discontinuance entered into with the New York Attorney General ("NYAG") to settle a civil complaint filed by the NYAG relating to trading in mutual fund shares (the "NYAG Settlement"). The Fee Consultant's role was to manage the process by which management fees are negotiated so that they were negotiated in a manner that is at arms' length and reasonable. The Fee Consultant found that the fee negotiation process was, to the extent practicable, at arms' length and reasonable and consistent with the requirements of the NYAG Settlement. A summary of the Fee Consultant's report is available at http://www.columbiafunds.com.

In preparation for the November meetings, the Board met in August for review and discussion of the materials described below. The Investment Committee of the Board also met in June to discuss each Fund's performance with its respective portfolio manager(s). In addition to these meetings, the Investment Committee receives and discusses performance reports at its quarterly meetings. The Contracts Review Committee of the Board also provided support in managing and coordinating the process by which the Board reviewed the Advisory Agreement. The Board's review and conclusions are based on the comprehensive consideration of all information presented to it and are not the result of any single controlling factor. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately in respect of each Fund.

The Board noted that Bank of America, N.A., the parent company of the Adviser, had entered into an agreement to sell a portion of the asset management business of the Adviser to Ameriprise Financial, Inc. (the "Transaction"). The Board noted that the Transaction was expected to close in the spring of 2010 and that its review of the Advisory Agreement was separate and distinct from any analysis regarding new advisory or sub-advisory arrangements that may result from the closing of the Transaction.

Nature, Extent and Quality of Services. The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by CMA under the Advisory Agreement. The most recent investment adviser registration form for CMA was made available to the Board, as were CMA's responses to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed those materials, which included, among other things, information about the background and experience of senior management and investment personnel of CMA.

In addition, the Board considered the investment and legal compliance programs of the Funds and CMA, including their compliance policies and procedures and reports of the Funds' Chief Compliance Officer.

26

The Board evaluated the ability of CMA, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. In this regard, the Board considered information regarding the nature of CMA's compensation structure applicable to portfolio managers and other key investment personnel.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to each of the Funds by CMA.

Investment Advisory Fee Rates and Other Expenses. The Board reviewed and considered the proposed contractual investment advisory fee rates both separately and together with the administration fee rates payable by the Funds to CMA for investment advisory services (the "Contractual Management Rates"). In addition, the Board reviewed and considered the proposed fee waiver/cap arrangements applicable to the Contractual Management Rates and considered the Contractual Management Rates after taking the waivers/caps into account (the "Actual Management Rates"). The Board noted that, on a complex-wide basis, CMA had reduced annual management fees by at least $32 million per year pursuant to the NYAG Settlement. The Board also noted reductions in net advisory rates and/or total expenses of certain funds across the fund complex. Additionally, the Board received and afforded specific attention to information comparing the Contractual Management Rates and Actual Management Rates with those of the other funds in their respective Peer Groups (as defined below).

The Board reviewed and considered statistical information regarding each Fund's total expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also reviewed comparisons of these fees to the expense information for the group of Funds determined by Lipper Inc. ("Lipper") to be most similar to a given Fund (the "Peer Group") and to the performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), which comparative data was provided by Lipper, an independent provider of investment company data. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe and considered potential imprecision resulting from the selection methodology. The selection methodology used by Lipper was based on sub-categories of money market funds grouped and tracked by iMoneyNet, and independent expense and performance ranking service for money market funds. For certain Funds, Lipper determined that the composition of the Peer Group and/or Universe for expenses would differ from the composition for performance to provide a more accurate basis of comparison. The Board also considered Lipper and iMoneyNet data that ranked each Fund based on: (i) each Fund's one- and three-year performance compared to actual management fees; and (ii) each Fund's one- and three-year performance compared to total expenses.

The Board concluded that the factors noted above supported the Contractual Management Rates and the Actual Management Rates, and the approval of the Advisory Agreement for all of the Funds.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Fund Performance. The Board considered the performance results for each of the Funds over multiple measurement periods. It also considered these results in comparison to the performance results of each Fund's Peer Group and Universe, as well as to each Fund's benchmark index. The Board also considered certain risk-adjusted performance data.

The Fund-by-Fund discussion set forth below in "Fund-Specific Considerations for Certain Review Funds" provides additional information regarding those Funds highlighted as meeting agreed-upon criteria for warranting further review. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios and/or performance information, relative to a Fund's Peer Group and/or Universe.

Profitability. The Board received and considered a detailed profitability analysis of CMA based on the Contractual Management Rates and the Actual Management Rates, as well as on other relationships between the Funds and other funds in

27

the complex on the one hand and CMA affiliates on the other. The analysis included complex-wide and per-Fund information and a comparison of results using alternative allocation methodologies. The Board concluded that, in light of the costs of providing investment management and other services, the profits and other ancillary benefits that CMA and its affiliates received from providing these services were not unreasonable.

Economies of Scale. The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Most particularly, CMA provided information showing that, as a percentage of fund assets, CMA's complex-wide revenues declined over a five-year period during which fund assets increased by 53% and the shareholder benefit over a four-year period has remained steady at approximately 33% of the Adviser's total profits. The Board concluded that any potential economies of scale are shared fairly with Fund shareholders, most particularly through breakpoints and fee waiver arrangements.

The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale, stemming largely from the Board's understanding that economies of scale are generally realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Information About Services to Other Clients. The Board also received and considered information about the nature and extent of services and fee rates offered by CMA to their other clients, including separate accounts and institutional investors. In this regard, the Board concluded that, where the Contractual Management Rates and Actual Management Rates were appreciably above the range of the fee rates offered to other CMA clients, based on information provided by CMA, the costs associated with managing and operating a registered investment company provided a justification for the higher fee rates charged to the Funds.

Other Benefits to CMA. The Board received and considered information regarding any "fall-out" or ancillary benefits received by CMA and its affiliates as a result of their relationship with the Funds. Such benefits could include, among others, benefits attributable to CMA's relationship with the Funds (such as soft-dollar credits) and benefits potentially derived from an increase in CMA's business as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by CMA and its affiliates).

The Board considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the controls applicable to brokerage allocation procedures. The Board also reviewed CMA's methods for allocating portfolio investment opportunities among the Funds and other clients. The Board concluded that the benefits were not unreasonable.

Other Factors and Broader Review. As discussed above, the Board reviews materials received from CMA annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services the Funds receives throughout the year. In this regard, the Board and its Committees review reports of CMA at each of its quarterly meetings, which include, among other things, Fund performance reports and presentations relating to such reports. In addition, the Board and its Committees confer with portfolio managers at various times throughout the year including, most particularly, at the June Investment Committee meeting.

Fund-Specific Considerations for Certain "Review" Funds. For certain Funds highlighted as meeting agreed-upon criteria for warranting further review, the Board engaged in further analysis with regard to approval of the Funds' Advisory Agreement. Such criteria included, among other things, information relating to Actual Management Rates, total expense ratios, and/or performance information relative to a Fund's Peer Group and/or Universe.

Neither of the Funds were highlighted as review funds.

Conclusion. After an evaluation of the above-described factors, and based on its deliberations and analysis of the information provided and alternatives considered, the Board, including all of the Independent Trustees, concluded that the compensation payable to CMA under the Advisory Agreement is fair and equitable. Accordingly, the Board unanimously re-approved the Advisory Agreement.

28

Summary of Management Fee Evaluation by Independent Fee Consultant

EXCERPTS FROM REPORT OF INDEPENDENT FEE CONSULTANT TO THE FUNDS SUPERVISED BY THE COLUMBIA NATIONS BOARD

Prepared Pursuant to the February 9, 2005
Assurance of Discontinuance among the
Office of Attorney General of New York State,
Columbia Management Advisors, LLC, and
Columbia Management Distributors, Inc.

November 12, 2009

I. Overview

On February 9, 2005, Columbia Management Advisors, LLC ("CMA") and Columbia Management Distributors, Inc.1 ("CMD") agreed to the New York Attorney General's Assurance of Discontinuance ("AOD"). Among other things, the AOD stipulates that CMA may manage or advise a Columbia Fund ("Columbia Fund" and, together with some or all of such funds, the "Columbia Funds") only if the Independent Members of the Columbia Fund's Board of Trustees appoint a Senior Officer or retain an Independent Fee Consultant ("IFC") who is to manage the process by which proposed management fees are negotiated. The AOD further stipulates that the Senior Officer or IFC is to prepare a written annual evaluation of the fee negotiation process.

With effect from January 1, 2007, the Independent Members of the Board of Trustees for certain Columbia Funds known collectively as the "Nations Funds" (together with the other members of that Board, the "Trustees") retained me as IFC for the Nations Funds.2 In this capacity, I have prepared the fifth annual written evaluation of the fee negotiation process. As was the case with the 2007 and 2008 reports, my immediate predecessor as IFC, John Rea, provided invaluable assistance in the preparation of this year's report.

A. Role of the Independent Fee Consultant

The AOD charges the IFC with "managing the process by which proposed management fees...to be charged the Columbia Fund are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance." The AOD also provides that CMA "may manage or advise a Columbia Fund only if the reasonableness of the proposed management fees is determined by the Board of Trustees...using...an annual independent written evaluation prepared by or under the direction of...the Independent Fee Consultant." Therefore, the AOD makes clear that the IFC does not supplant the Trustees in negotiating management fees with CMA, nor does the IFC substitute his or her judgment for that of the Trustees with respect to the reasonableness of proposed fees or any other matter that is committed to the business judgment of the Trustees.

B. Elements Involved in Managing the Fee Negotiation Process

In preparing the report required by the AOD, the IFC must consider at least the following six factors set forth in the AOD:

1.  The nature and quality of CMA's services, including the Fund's performance;

2.  Management fees (including any components thereof) charged by other mutual fund companies for like services;

3.  Possible economies of scale as the Fund grows larger;

4.  Management fees (including any components thereof) charged to institutional and other clients of CMA for like services;

5.  Costs to CMA and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit; and

6.  Profit margins of CMA and its affiliates from supplying such services.

C. Organization of the Annual Evaluation

This report, like last year's, focuses on the six factors and contains a section for each factor except that CMA's costs and profits from managing the Funds are treated in a single section. In addition to a discussion of these factors, the report offers recommendations to improve the fee review process in future years. A review of the status of recommendations made in the 2008 Report is being provided separately with the materials for the November meeting.

1  CMA and CMD are subsidiaries of Columbia Management Group, LLC ("CMG"), and are the successors to the entities named in the AOD.

2  I have no material relationship with Bank of America, CMG or any of its affiliates, aside from serving as IFC, and I am aware of no material relationship with any of their affiliates. I retained John Rea, an independent economic consultant, to assist me with this report.

  Unless otherwise stated or required by the context, this report covers only the Nations Funds, which are also referred as the "Funds."

29

II. Summary of Findings

A. General

1.  Based upon my examination of the information supplied by CMG in the light of the six factors set forth in the AOD, I conclude that the Trustees have the relevant information necessary to evaluate the reasonableness of the proposed management fees for each Nations Fund, subject to the following: on September 30, 2009, Ameriprise Financial, Inc. ("Ameriprise") announced that it had agreed to purchase the investment management business of CMG with the exception of its cash and liquidity management business which includes the Nations money market Funds. As a result, the Trustees requested information from CMG as to the plans of CMG and its parent with respect to the provision of investment management services to those Funds after the consummation of the proposed transaction. As of the date of this report, that information has not yet been provided. However, as the transaction is not expected to close until the spring of 2010, the Trustees concluded that they would have ample opportunity to take appropriate steps with respect to the investment management agreements of the money market Funds, including invoking the 60-day termination provisions of those agreements, in response to the information to be provided by CMG and reviewed by the IFC.

2.  In my view, the process by which the proposed management fees of the Funds have been negotiated in 2009 thus far has been, to the extent practicable, at arms' length and reasonable and consistent with the AOD.

B. Nature and Quality of Services, Including Performance

3.  The performance of the Funds was relatively strong for the measuring periods ending March 31, 2009. Between one-third and nearly one-half of the Funds were ranked in either the first or second quintiles in the one-, three-, five-, and 10-year periods, and no more than 8% were in the fifth quintile for these periods. Overall, the performance was stronger in the two longer periods.

4.  The strongest performing groups over the one-, three-, and five-year periods were active equity, quantitative strategies, and, to a lesser extent, money market Funds. Sub-advised Funds were the weakest performers, with over 60% of the Funds in the bottom two quintiles in the one- and three-year periods. For the same two periods, no more than 15% percent of the sub-advised Funds were in the top two quintiles. Almost half of fixed-income Funds ranked in the bottom two quintiles in the one- and three-year periods.

5.  Overall performance of the Funds was less robust in 2009 than in 2008 and 2007 for the one- and three-year performance periods. For example, 62% of the Funds were in the top two quintiles in 2007 for the one-year period compared with 33% in 2009. The ranks of those in the bottom two quintiles rose significantly between 2007 and 2009, led by money market and fixed-income Funds in the one- and three-year periods. For the three-year period, there was a similar trend with respect to sub-advised Funds.

6.  The performance of the active equity Funds against their benchmarks was strong for the one-, three-, and five-year performance periods. In contrast, more than half of the sub-advised Funds failed to beat their benchmarks on a net basis in the one- and three-year periods. The fixed-income Funds consistently produced gross returns below those of their benchmarks. Lipper quintile rankings of the actively managed equity Funds are highly correlated with their performance against their benchmarks in the sense that net returns in excess of the benchmark appear necessary to achieve a ranking in one of the top three quintiles. No such correlation was observed for fixed-income and quantitative strategies Funds.

7.  The equity Funds' overall performance adjusted for risk was mixed. Based upon three-year returns, less than 40% of the equity Funds had a combination of risk-adjusted and unadjusted returns that placed them in the top half of their performance universes; 60% were in the bottom half of their universes. About 30% of the fixed income Funds posted high returns and low risk relative to comparable funds. Over 60% of the fixed-income Funds took on more risk than the typical fund in their performance universes.

8.  The industry-standard procedure used by Lipper that includes all share classes in the performance universe tends to bias a Fund's ranking upward within that universe. The bias occurs because either no-12b-1 fee or low-12b-1 fee share classes of the Nations Funds are compared with funds in performance universes that include all share classes of multi-class funds with

30

12b-1 fees of up to 100 basis points. Correcting this bias by limiting the performance universe to classes of comparable funds with low or no 12b-1 fees (a "filtered universe") lowers the relative performance for the Funds, but generally not to a material extent. The filtering process, however, did identify two Funds for further review that had not been so identified using unfiltered universes.

9.  A small number of Funds have consistently underperformed over the past five years. The exact number depends on the criteria used to evaluate longer-term performance. For example, six different Funds have had below-median performance in at least four out of the five years between 2005 and 2009 for either the one- or three-year performance periods from 2005 to 2009. If the threshold were the 60th percentile, only two Funds would have satisfied the criteria.

10.  The services performed by CMG professionals beyond portfolio management, such as compliance, legal, information technology, risk management, finance, and fund administration, are critical to the success of the Funds and appear to be of high quality.

C. Management Fees Charged by Other Mutual Fund Companies

11.  The Funds' management fees and total expenses are generally low relative to those of their peers, with over half the Funds ranking in the most favorable two quintiles. For total expenses, slightly more than one-quarter are in the bottom two quintiles, while slightly less than two-fifths are in the bottom two quintiles for actual management fees. Fixed-income and quantitative strategies Funds have the lowest fees and expenses relative to their peers. The sub-advised Funds account for the majority of Funds in the fifth quintile for both management fees and total expenses.

12.  The distribution of management fee rankings has changed little over the past three years, while the distribution of total expense rankings has moved in the direction of higher expenses. The most notable change involving total expenses has been a shift in the number of Funds from the first to the second quintile.

13.  The management fees of the non-subadvised Funds are generally in line with those of Columbia Funds supervised by the Atlantic Board of Trustees (the "Atlantic Funds"). The sub-advised large cap equity, international equity, and high yield Funds, however, generally have higher management fees than those of comparable Atlantic and non-subadvised Funds.

14.  The implementation of the new program of voluntary expense limits appears to have been associated, on balance, with less favorable expense rankings. This result reflects increases in expense limits for certain Funds, the removal of fee waivers, and the shift of certain expenses from CMA to the Funds. The decline in expense rankings is less significant, however, than CMA projected in December 2008.

D. Trustees' Advisory Contract Review Process

15.  The Trustees' evaluation process identified 22 Funds in 2009 for further review based upon long-standing criteria relating to their relative performance or expenses or both. When compared in filtered universes, two more Funds met the criteria for further review. At the November meeting, CMG provided further information about each of those Funds to assist the Trustees in their evaluation.

E. Potential Economies of Scale

16.  CMG presented to the Trustees its analysis of the sources and sharing of potential economies of scale. CMG views economies of scale as arising at the complex level and would regard estimates of scale economies for individual funds as unreliable. In its analysis, CMG did not identify specific sources of economies of scale or provide any estimates of any economies of scale that might arise from future asset growth. CMG's analysis included measures taken by the Trustees and CMG that seek to share any potential economies of scale through breakpoints in management fee schedules, the establishment of expense limits for each Fund, enhanced shareholder services, fund mergers, and operational consolidation.

17.  An examination of the contractual fee schedules for five Nations Funds shows that the schedules for Small Cap II, Municipal Reserves, and Treasury Reserves compare favorably with those of their competitors, while the subadvised Marsico Growth and High Yield VS Funds have schedules generally above those of their peers, including funds that do not have a sub-adviser. The group fee with

31

breakpoints that characterizes the money market Fund schedules is not typically found among competitors, nearly all of which have flat fee schedules.

F. Management Fees Charged to Institutional Clients

18.  CMG has provided Trustees with comparisons of mutual fund management fees and institutional fees based upon standardized fee schedules and upon actual fees. The results show that, consistent with industry practice, actual and scheduled institutional fees are generally, but not always, lower than the Funds' management fees. CMG provided additional data this year demonstrating that at small asset levels, the effective fee of certain Funds may be equal to or less than institutional fee levels at those asset levels, due to the effect of expense limits on small funds with high gross expenses. CMG also analyzed the differences between the services provided and risks borne on the one hand by a manager of mutual funds and on the other by institutional advisers, and suggested that these differences should be kept in mind when Trustees review the reasonableness of the Funds' management fees.

G. Revenues, Expenses, and Profits

19.  The activity-based cost allocation methodology employed by CMG to allocate costs, both direct and indirect, for purposes of calculating Fund profitability is thoughtful and detailed. This year, CMG further refined the technique by allocating additional indirect expenses on an activity basis.

20.  The materials provided on CMG's revenues and expenses with respect to the Funds and the methodology underlying their construction form a sufficient basis for Trustees to evaluate the expenses of and profitability to CMG arising out of its relationships with the Funds.

21.  CMG provided a firm-wide pro forma 2009 income statement demonstrating the effect of market events beginning in the fourth quarter of 2008 on its revenues and profitability to provide an additional perspective on calendar 2008 profitability data.

22.  In 2008, CMG's pre-tax pre- and post-distribution margins on the Nations Funds were above the industry mean and median, based on limited data available for publicly held mutual fund managers and excluding the costs of CMG's money market capital support programs. However, as is to be expected in a 63-Fund complex, some Nations Funds had relatively high pre-tax profit margins in 2008, when calculated solely with respect to management revenues and expenses, while other Nations Funds operated at a loss. There is a positive relationship between Fund size and profitability to CMG, with smaller Funds generally operating at a loss to CMG.

23.  CMG pays a fixed percentage of its management fee revenues to an affiliate, U.S. Trust, Bank of America Private Wealth Management, with respect to assets of its clients invested in Nations Funds to compensate it for services it performs with respect to those client assets and for the effect of state law limitations on affiliates charging multiple fees. Based on our analysis of the services provided by this affiliate, we have concluded that all payments other than those for sub-transfer agent or sub-accounting services should be treated as a distribution expense.

III. Recommendations

1)  Criteria for review. The Trustees may wish to consider modifying the criteria for identifying a Fund for further review (a "Review Fund") to include criteria that focus exclusively on performance. They may also wish to consider whether it would be useful to apply CMG's own internal monitoring standards for Fund performance to the contract review process, or whether such criteria are more relevant to their ongoing investment oversight.

2)  Presentation of Review Fund discussion. CMG should consider whether it could more systematically present in one discussion all relevant information regarding each Review Fund, which is now split into several different portions of the 15(c) materials. For any Fund that has been a Review Fund in consecutive years, CMG should address under what circumstances it could reasonably be anticipated that the Fund would lose that status.

3)  Refinement of tax-exempt performance data. Certain single-state tax-exempt Funds compete in extremely small universes and are compared to a multi-state benchmark of uncertain relevance. Notwithstanding the difficulties, CMG should work to improve the reliability of the calculation of relative performance of these Funds. If that is not possible, CMG should provide guidance on how the Trustees should judge the quality of CMG's management of these Funds.

32

4)  Development of risk metrics for asset-allocation, tax-exempt, and money market Funds. CMG has developed and shared with the Trustees quantitative risk metrics comparing equity and taxable fixed-income Funds against their peers. However, reliable risk metrics have not been developed for asset-allocation, tax-exempt fixed income, and money market Funds. We urge CMG to continue its efforts to provide reliable risk measures for these categories of Funds, especially in the cases of asset-allocation and money market funds, because their investors are likely to be motivated at least in part by a desire to manage risk.

5)  Profitability data. For any period during which CMG is an affiliate of U.S. Trust, Bank of America Private Wealth Management, CMG should continue to present to the Trustees the profitability of each Fund, each investment style and each complex (of which Nations is one) calculated as follows:

a.  Management-only profitability should be calculated without reference to any Private Bank expense.

b.  Profitability excluding distribution (which essentially covers the management and transfer agency functions) should be adjusted by removing from the expense calculation any portion of the Private Bank payment not attributable to the performance by the Private Bank of sub-transfer agency or sub-accounting functions.

c.  Total profitability, including distribution: No adjustment for Private Bank expenses should be made, because all such expenses represent legitimate fund expenses to be taken into account in calculating CMG's profit margin including distribution.

d.  Distribution only: This should include all Private Bank expenses other than those attributable to sub-transfer agency services.

6)  Contractual fee analysis. This year CMG presented a new Lipper report comparing the contractual management fees of Funds with those of competitors in similar investment styles. However, the reliability of the conclusion—that Fund management fee breakpoints compared favorably with competitive fee rates—was limited by the use of competitive funds at all asset levels. The sponsors of a $100 million mutual fund may not have given much thought to breakpoints at $5 billion; therefore, that fund's contractual fee at that level is unlikely to compare favorably with that of a $5 billion Fund. Limiting the competitors to the Lipper expense group, whose constituents are similar in size to the relevant Fund, would make the results more meaningful. In addition, the breakpoints of a select group of Nations Funds (which would differ each year) should continue to be compared to those of industry rivals to ensure that the Funds' breakpoint schedules remain within industry norms. As breakpoint schedules change relatively little each year, performing such a comparison for each Nations Fund each year would not be an efficient use of Trustee and CMG resources.

7)  Pro forma profitability data. In any year in which CMG or the Trustees believe that the prior year's profitability is unlikely to be representative of current business results due to changes in markets or for any other reason, CMG should, consistent with this year's practice, prepare a pro forma income statement based on year-to-date actual data and reasonable projections used for its own business planning purposes.

8)  Additional institutional data and analysis. While CMG provided a substantial amount of information on its institutional business, we suggest some additional items for future years: (a) profitability data for the institutional business in the format, and based upon the same allocation methodologies, used to present Fund profitability, (b) an explanation of how CMA sets institutional fee breakpoints, which normally begin at asset levels far lower than those found in Fund management fee breakpoints, and (c) distinguishing in all institutional fee materials fees of accounts acquired prior to the development of current fee schedules (so-called "legacy" accounts) from the fees of accounts launched after that time.

9)  Management fee disparities. In any future study of management fees, CMG and the Nations Trustees should analyze the differences in management fee schedules. As part of that analysis, CMG should provide an explanation for any significant fee differences among comparable funds across fund families sponsored by CMG, such as

33

differences in the management styles of different Funds included the same Lipper category. Finally, if CMG proposes a management fee change or an expense cap for any mutual fund managed by CMA that is comparable to any Nations Fund, CMG should provide the Trustees with sufficient information about the proposal to allow the Trustees to assess the applicability of the proposed change to the relevant Nations Fund or Funds.

10)  Explanation of data supplied to Lipper. Each year, as part of the 15(c) process, CMG retains Lipper to compare the fees and expenses of each Fund to a group of competitors. In many cases, CMG, with the approval of the Trustees, adjusts the actual expense data, which is based on the most recent full fiscal year of the Fund (and each competitive fund) to reflect changes in fees or expense limits that occurred during or after the relevant fiscal year. This improves the reliability and usefulness of the comparison. However, to ensure that the Trustees know when and how CMG adjusted the data, we recommend that CMG prepare a table listing for each Fund what adjustments were made, e.g., to reflect a new expense limitation of x basis points that commenced on y date.

11)  Reduction of volume of paper documents submitted. The effort to streamline and better organize the data presented to the Trustees and the process by which that data was prepared and organized continued to be well-received by all parties. Notwithstanding past success, it is always appropriate to look for opportunities to reduce and simplify the presentation of 15(c) data. One possibility would be to remove the 127 pages of biographical data, most if not all of which the Trustees have previously seen as part of their ongoing investment oversight duties, from the paper volume and post it on the Internet-based document storage and retrieval system used by the Funds to provide reference data to Trustees.

Respectfully submitted,
Steven E. Asher

34

This page intentionally left blank.

This page intentionally left blank.

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Money Market Funds.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about a fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

37

Columbia Management®

One Financial Center
Boston, MA 02111-2621

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

Columbia Management®

Columbia Connecticut Municipal Reserves

Columbia Massachusetts Municipal Reserves

Semiannual Report, February 28, 2010

©2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/35037-0210 (04/10) 10/P5B5B3

Columbia Management®

One Financial Center
Boston, MA 02111-2621

Columbia Management®

Columbia Connecticut Municipal Reserves

Columbia Massachusetts Municipal Reserves

Semiannual Report, February 28, 2010

©2010 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-44/35037-0210 (04/10) 10/P5B5B3

Columbia Management®

Columbia Management®

Columbia Connecticut Municipal Reserves

Columbia Massachusetts Municipal Reserves

Semiannual Report, February 28, 2010

SHC-44/35037-0210 (04/10) 10/P5B5B3

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	April 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	April 21, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	April 21, 2010